                               United States
                    Securities and Exchange Commission
                          Washington, D.C. 20549

                                Form N-CSR
Certified Shareholder Report of Registered Management Investment Companies

                                 811-5950

                   (Investment Company Act File Number)

                      Money Market Obligations Trust
      _______________________________________________________________

            (Exact Name of Registrant as Specified in Charter)

                         Federated Investors Funds
                           5800 Corporate Drive
                    Pittsburgh, Pennsylvania 15237-7000

                              (412) 288-1900
                      (Registrant's Telephone Number)

                        John W. McGonigle, Esquire
                         Federated Investors Tower
                            1001 Liberty Avenue
                    Pittsburgh, Pennsylvania 15222-3779
                  (Name and Address of Agent for Service)
             (Notices should be sent to the Agent for Service)

                     Date of Fiscal Year End: 10/31/04

            Date of Reporting Period: Six months ended 4/30/04

Item 1.     Reports to Stockholders

Federated Investors
World-Class Investment Manager

Alabama Municipal Cash Trust

A Portfolio of Money Market Obligations Trust

SEMI-ANNUAL SHAREHOLDER REPORT

April 30, 2004

FINANCIAL HIGHLIGHTS

FINANCIAL STATEMENTS

VOTING PROXIES ON FUND PORTFOLIO SECURITIES

NOT FDIC INSURED * MAY LOSE VALUE * NO BANK GUARANTEE

Financial Highlights

(For a Share Outstanding Throughout Each Period)

	Six Months Ended (unaudited)	Year Ended October 31,
	4/30/2004	2003	2002	2001	2000	1999
Net Asset Value, Beginning of Period	$1.00	$1.00	$1.00	$1.00	$1.00	$1.00
Income From Investment Operations:
Net investment income	0.003	0.007	0.012	0.029	0.037	0.029
Net realized gain (loss) on investments	0.000 [1]	0.000 [1]	(0.000)[1]	--	--	--

TOTAL FROM INVESTMENT OPERATIONS	0.003	0.007	0.012	0.029	0.037	0.029

Less Distributions:
Distributions from net investment income	(0.003)	(0.007)	(0.012)	(0.029)	(0.037)	(0.029)

Net Asset Value, End of Period	$1.00	$1.00	$1.00	$1.00	$1.00	$1.00

Total Return[2]	0.29%	0.73%	1.21%	2.94%	3.77%	2.98%

Ratios to Average Net Assets:

Expenses	0.55%[3]	0.55%	0.55%	0.55%	0.55%	0.55%

Net investment income	0.57%[3]	0.73%	1.20%	2.88%	3.70%	2.95%

Expense waiver/reimbursement[4]	0.35%[3]	0.34%	0.33%	0.35%	0.34%	0.36%

Supplemental Data:

Net assets, end of period (000 omitted)	$299,566	$351,283	$393,931	$300,951	$246,262	$239,001

1 Represents less than $0.001.

2 Based on net asset value, which does not reflect the sales charge or contingent deferred sales charge, if applicable.

3 Computed on an annualized basis.

4 This voluntary expense decrease is reflected in both the expense and the net investment income ratios shown above.

See Notes which are an integral part of the Financial Statements

Portfolio of Investments

April 30, 2004 (unaudited)

Principal Amount			Value
		SHORT-TERM MUNICIPALS--99.8%[1]
		Alabama--99.8%
$10,900,000	[2]	ABN AMRO MuniTOPS Certificates Trust (Alabama Non-AMT)/ (Series 2002-21), 1.07% TOBs (Birmingham, AL Waterworks & Sewer Board)/(MBIA Insurance Corp. INS)/(ABN AMRO Bank NV, Amsterdam LIQ), Optional Tender 9/1/2004	$10,900,000
1,250,000		Alabama HFA Single Family (Series 2000A:Turtle Lake), Weekly VRDNs (Double Lake Ventures LLC)/(FNMA LOC)	1,250,000
3,815,000	[2]	Alabama HFA Single Family, (PT-658), 1.20% TOBs (GNMA COL)/ (BNP Paribas SA LIQ), Optional Tender 9/16/2004	3,815,000
3,390,000		Alabama HFA Single Family (Series 1995E), Weekly VRDNs (Royal Gardens Apartments)/(SouthTrust Bank of Alabama, Birmingham LOC)	3,390,000
5,535,000		Alabama HFA Single Family, Variable Rate Certificates (Series 1997J), Weekly VRDNs (GNMA COL)/(Bank of America, N.A. LIQ)	5,535,000
9,615,000		Alabama Space Science Exhibit Finance Authority (Series 2001: Saturn V Project), Weekly VRDNs (Alabama Space Science Exhibit Commission)/(Amsouth Bank N.A., Birmingham LOC)	9,615,000
430,000		Alabama State Board of Education, Revenue Bonds (Series 2003), 2.00% Bonds (George C. Wallace Community College-Dothan)/(AMBAC INS), 7/1/2004	430,534
400,000		Alabama State Board of Education, Tuition Revenue Bonds (Series 2003A), 2.50% Bonds (Lawson State Community College)/(AMBAC INS), 5/1/2004	400,000
220,000		Alabama State IDA, Weekly VRDNs (Sunshine Homes, Inc.)/(Amsouth Bank, N.A., Birmingham LOC)	220,000
3,300,000		Alabama State IDA, IDRB (Series 1994), Weekly VRDNs (Decatur Aluminum Corp.)/(U.S. Bank, N.A., Cincinnati LOC)	3,300,000
4,300,000		Alabama State IDA, Revenue Bonds, Weekly VRDNs (Southern Bag Corp. Ltd.)/(Fleet National Bank LOC)	4,300,000
820,000		Alabama State Municipal Electric Authority, Power Supply System Revenue Bonds (Series 2003A), 2.00% Bonds (MBIA Insurance Corp. INS), 9/1/2004	822,179
3,755,000		Alabama State Public School & College Authority, (PA-918R), Weekly VRDNs (Merrill Lynch & Co., Inc. LIQ)	3,755,000
12,160,000	[2]	Alabama State Public School & College Authority, (PT-435), 1.35% TOBs (Merrill Lynch & Co., Inc. LIQ), Optional Tender 4/21/2005	12,160,000
1,000,000		Alabama State Public School & College Authority (Series 1993A), 4.375% Bonds, 8/1/2004	1,008,120
7,320,000		Alabama State Public School & College Authority, PUTTERs (Series 124), Weekly VRDNs (FGIC INS)/(J.P. Morgan Chase & Co. LIQ)	7,320,000
900,000		Alabama State (Series 1999A), 4.75% Bonds, 10/1/2004	913,635
5,000,000		Anniston, AL, IDB (Series 1989A), Weekly VRDNs (Union Foundry Co.)/(Amsouth Bank, N.A., Birmingham LOC)	5,000,000
900,000		Arab, AL IDB (Series 2000), Weekly VRDNs (HYCO Alabama LLC)/ (Regions Bank, Alabama LOC)	900,000
Principal Amount			Value
		SHORT-TERM MUNICIPALS--continued[1]
		Alabama--continued
$945,000		Ashland, AL IDB (Series 1996), Weekly VRDNs (Tru-Wood Cabinets)/ (Regions Bank, Alabama LOC)	$945,000
4,000,000		Atmore, AL IDB (Series 2002A), Weekly VRDNs (Swift Lumber, Inc.)/ (Bank of New York LOC)	4,000,000
3,000,000		Auburn, AL IDB (Series 1999), Weekly VRDNs (Donaldson Co., Inc.)/ (Bank of America, N.A. LOC)	3,000,000
1,000,000		Birmingham, AL Airport Authority (Series 2003A), Weekly VRDNs (FSA INS)/(Dexia Credit Local LIQ)	1,000,000
1,360,000		Birmingham, AL Airport Authority (Series 2003B), 2.00% Bonds (FSA INS), 7/1/2004	1,361,912
7,500,000		Birmingham, AL Downtown Redevelopment Authority (Series 2002), Weekly VRDNs (The UAB Educational Foundation)/(Regions Bank, Alabama LOC)	7,500,000
2,000,000		Birmingham, AL IDA, Weekly VRDNs (Altec Industries, Inc.)/(Wachovia Bank, N.A. LOC)	2,000,000
2,920,000		Birmingham, AL IDA, Weekly VRDNs (Southland Tube, Inc.)/(SouthTrust Bank of Alabama, Birmingham LOC)	2,920,000
1,330,000		Birmingham, AL IDA (Series 1996), Weekly VRDNs (American FireLog Corp.)/(Comerica Bank LOC)	1,330,000
3,480,000		Birmingham, AL IDA (Series 2001), Weekly VRDNs (American FireLog Corp.)/(Comerica Bank LOC)	3,480,000
2,235,000		Birmingham, AL IDA, IDRBs (Series 1997), Weekly VRDNs (J. J. & W, IV, Ltd.)/(Svenska Handelsbanken, Stockholm LOC)	2,235,000
2,062,000		Birmingham, AL IDA, IDRBs (Series 1999), Weekly VRDNs (Glasforms, Inc.)/ (Comerica Bank - California LOC)	2,062,000
10,500,000		Birmingham, AL Medical Clinic Board, Weekly VRDNs (University of Alabama Health System)/(Amsouth Bank, N.A., Birmingham LOC)	10,500,000
1,855,000		Birmingham, AL, GO Warrants (Series 2003B), 2.00% Bonds (AMBAC INS), 7/1/2004	1,857,791
3,000,000		Birmingham, AL, Tax Increment Financing District I, Weekly VRDNs (MBIA Insurance Corp. INS)/(SouthTrust Bank of Alabama, Birmingham LIQ)	3,000,000
5,935,000		Boaz, AL IDB (Series 1994), Weekly VRDNs (Parker-Hannifin Corp.)/(KeyBank, N.A. LOC)	5,935,000
525,000		Central Elmore, AL Water & Sewer Authority (Series 2003A), 2.00% Bonds (MBIA Insurance Corp. INS), 7/1/2004	525,782
2,230,000		Cullman, AL IDB, IDRB, Weekly VRDNs (National Bedding Co.)/(Bank of America, N.A. LOC)	2,230,000
6,300,000		Daphne, AL Special Care Facilities Financing Authority (Series 1998A), Weekly VRDNs (Presbyterian Retirement Corp.)/(AMBAC INS)/ (Amsouth Bank, N.A., Birmingham LIQ)	6,300,000
3,000,000		Decatur, AL IDB, Revenue Refunding Bonds (Series 1993), Weekly VRDNs (Honeywell International, Inc.)	3,000,000
505,000		Decatur, AL (Series 2003E), 3.25% Bonds (AMBAC INS), 7/1/2004	506,803
960,000		Enterprise, AL IDA (Series 1997), Weekly VRDNs (Coffee Gin Co.)/ (Regions Bank, Alabama LOC)	960,000
Principal Amount			Value
		SHORT-TERM MUNICIPALS--continued[1]
		Alabama--continued
$580,000		Fort Payne, AL IDB, Weekly VRDNs (Ovalstrapping, Inc.)/(U.S. Bank, N.A., Cincinnati LOC)	$580,000
6,625,000		Gadsden, AL IDB (Series 2000), Weekly VRDNs (Super Steel South LLC)/(Standard Federal Bank, N.A. LOC)	6,625,000
455,000		Gadsden, AL (Series 2003B), 1.10% Bonds (AMBAC INS), 8/1/2004	454,771
3,000,000		Geneva County, AL Health Care Authority, Inc. (Series 2001), Weekly VRDNs (SouthTrust Bank of Alabama, Birmingham LOC)	3,000,000
410,000		Gulf Shores, AL (Series 2003C), 2.00% Bonds (FSA INS), 7/1/2004	410,611
6,200,000		Homewood, AL IDA, Weekly VRDNs (Mountain Brook Inn (Homewood, AL))/(SouthTrust Bank of Alabama, Birmingham LOC)	6,200,000
1,750,000		Huntsville, AL IDB, Weekly VRDNs (Giles & Kendall, Inc.)/(SouthTrust Bank of Alabama, Birmingham LOC)	1,750,000
5,500,000		Huntsville, AL Public Park & Recreation Board (Series 2002), Weekly VRDNs (YMCA of Metropolitan Huntsville)/(SouthTrust Bank of Alabama, Birmingham LOC)	5,500,000
5,755,000	[2]	Huntsville, AL Solid Waste Disposal Authority, (PT-840), 1.10% TOBs (MBIA Insurance Corp. INS)/(Merrill Lynch & Co., Inc. LIQ), Optional Tender 7/22/2004	5,755,000
10,000,000		Huntsville, AL Special Care Facilities Financing Authority (Series 2001D), Weekly VRDNs (Carlton Cove, Inc.)/(BNP Paribas SA LOC)	10,000,000
1,000,000		Jacksonville, AL IDB (Series 1994), Weekly VRDNs (Parker-Hannifin Corp.)/(KeyBank, N.A. LOC)	1,000,000
2,000,000		Jefferson County, AL Sewer System (Series 2003-B-2 Warrants), Weekly VRDNs (XL Capital Assurance, Inc. INS)/(Societe Generale, Paris LIQ)	2,000,000
8,620,000		Jefferson County, AL Sewer System, Floater Certificates (Series 2000-352), Weekly VRDNs (FGIC INS)/(Morgan Stanley LIQ)	8,620,000
3,500,000		Jefferson County, AL Sewer System (Series C-3 Warrants), Weekly VRDNs (XL Capital Assurance, Inc. INS)/(Bank of America, N.A. LIQ)	3,500,000
2,000,000		Jefferson County, AL Sewer System (Series C-6 Warrants), Weekly VRDNs (XL Capital Assurance, Inc. INS)/(Societe Generale, Paris LIQ)	2,000,000
2,325,000		Legends Park Improvement District, AL (Series 2002A), Weekly VRDNs (Columbus Bank and Trust Co., GA LOC)	2,325,000
10,000,000		Lincoln, AL IDA, Solid Waste Disposal Revenue Bonds (Series 2000), Weekly VRDNs (Honda Manufacturing of Alabama LLC)/(Bank of America, N.A. LOC)	10,000,000
1,050,000		Lowndes County, AL IDB (Series 1996), Weekly VRDNs (Warren Oil Co.)/(Wachovia Bank, N.A. LOC)	1,050,000
2,140,000		Magnolia Ridge Improvement District, AL (Series 2002), Weekly VRDNs (SouthTrust Bank of Alabama, Birmingham LOC)	2,140,000
3,805,000		Marshall County, AL, Special Obligation School Refunding Warrant (Series 1994), Weekly VRDNs (Marshall County, AL Board of Education)/ (Regions Bank, Alabama LOC)	3,805,000
375,000		Millbrook, AL (Series 2003), 2.00% Bonds (FSA INS), 8/15/2004	375,969
500,000		Mobile, AL IDB, PCR (Series 1993B), Weekly VRDNs (Alabama Power Co.)	500,000
Principal Amount			Value
		SHORT-TERM MUNICIPALS--continued[1]
		Alabama--continued
$7,615,000		Mobile, AL, Class A Certificates (Series 2002-197), Weekly VRDNs (AMBAC INS)/(Bear Stearns Cos., Inc. LIQ)	$7,615,000
3,000,000		Montgomery - Wynlakes Governmental Utility Services Corp. (Series 1995A), Weekly VRDNs (Vaughn Road LLC)/(Amsouth Bank, N.A., Birmingham LOC)	3,000,000
1,615,000		Montgomery, AL IDB (Series 1990A), Weekly VRDNs (Industrial Partners)/(SunTrust Bank LOC)	1,615,000
3,700,000		Montgomery, AL IDB (Series 2001), Weekly VRDNs (Hager Hinge)/(U.S. Bank, N.A., Cincinnati LOC)	3,700,000
2,605,000		Montgomery, AL IDB (Series 2002), Weekly VRDNs (Norment Security Group, Inc.)/(PNC Bank, N.A. LOC)	2,605,000
6,000,000		Montgomery, AL IDB, IDRBs (Series 1996), Weekly VRDNs (CSC Fabrication, Inc.)/(J.P. Morgan Chase Bank LOC)	6,000,000
3,650,000		Montgomery, AL IDB, IDRBs (Series 1996A), Weekly VRDNs (Jobs Co. LLC)/(Columbus Bank and Trust Co., GA LOC)	3,650,000
670,000		Montgomery-Engelside, AL Medical Clinic Board (Series 1999A) Weekly VRDNs (Montgomery Surgical Center Ltd.)/(SunTrust Bank LOC)	670,000
450,000		Pelham, AL (Series 2004), 2.00% Bonds (AMBAC INS), 12/1/2004	452,340
4,640,000		Perry County, AL IDB, Revenue Bonds (Series 1998), Weekly VRDNs (Alabama Catfish Feedmill LLC)/(Regions Bank, Alabama LOC)	4,640,000
1,840,000		Phenix City, AL (Series 1998), Weekly VRDNs (Kudzu LLC)/(SunTrust Bank LOC)	1,840,000
3,100,000		Piedmont, AL IDB, Weekly VRDNs (Bostrom Seating, Inc.)/(Chase Manhattan Bank (USA) N.A., Wilmington LOC)	3,100,000
475,000		Piedmont, AL IDB, Weekly VRDNs (Industrial Partners)/(Wachovia Bank, N.A. LOC)	475,000
5,130,000		Port City Medical Clinic Board of Mobile, AL (Series 1998B), Weekly VRDNs (Infirmary Health System, Inc.)/(AMBAC INS)/(Bank of Nova Scotia, Toronto and KBC Bank, NV LIQs)	5,130,000
2,210,000		Prattville, AL IDB, IDRBs, Weekly VRDNs (Kuhnash Properties/Arkay Plastics)/(PNC Bank, N.A. LOC)	2,210,000
2,650,000		Scottsboro, AL IDB (Series 2002), Weekly VRDNs (Hisan, Inc.)/ (Amsouth Bank, N.A., Birmingham LOC)	2,650,000
1,800,000		Shelby County, AL EDA, Weekly VRDNs (Saginaw Pipe of Illinois, Inc.)/(Regions Bank, Alabama LOC)	1,800,000
2,470,000		St. Clair County, AL IDB (Series 1993), Weekly VRDNs (Ebsco Industries, Inc.)/(National Australia Bank Ltd., Melbourne LOC)	2,470,000
1,820,000		Tallassee, AL IDB (Series 1998), Weekly VRDNs (Milstead Farm Group, Inc.)/(Regions Bank, Alabama LOC)	1,820,000
4,052,000		Tuscaloosa County, AL Automotive Corridor IDA (Series 2002), Weekly VRDNs (MBIA Insurance Corp. INS)/(SouthTrust Bank of Alabama, Birmingham LIQ)	4,052,000
2,935,000		Tuscaloosa County, AL Park & Recreation Authority (Series 2000), Weekly VRDNs (Amsouth Bank N.A., Birmingham LOC)	2,935,000
Principal Amount			Value
		SHORT-TERM MUNICIPALS--continued[1]
		Alabama--continued
$2,000,000		Tuskegee, AL IDB, IDRB (Series 1995), Weekly VRDNs (Concrete Co., The)/(Columbus Bank and Trust Co., GA LOC)	$2,000,000
4,870,000		University of Alabama Board of Trustees (Series 2003B), 2.00% Bonds, 10/1/2004	4,889,766
3,575,000		University of Alabama Board of Trustees, Hospital Revenue Bonds (Series 2004-A), 2.00% Bonds (University of Alabama at Birmingham)/ (AMBAC INS), 9/1/2004	3,585,889
885,000		University of Montevallo, AL (Series 2003), 2.00% Bonds (FSA INS), 5/1/2004	885,000
1,145,000		University of South Alabama (Series 2004), 2.00% Bonds (FGIC INS), 3/15/2005	1,154,419
820,000		Vestavia Hills, AL, 1.10% Bonds, 2/1/2005	820,000
2,415,000		Vincent, AL IDB, Weekly VRDNs (Headquarters Partnership Project)/ (National Australia Bank Ltd., Melbourne LOC)	2,415,000
1,130,000		Vincent, AL IDB (Series 1993), Weekly VRDNs (Ebsco Industries, Inc.)/(National Australia Bank Ltd., Melbourne LOC)	1,130,000
290,000		Warrior River, AL, 2.00% Bonds (FSA INS), 8/1/2004	290,650

		TOTAL INVESTMENTS--99.8% (AT AMORTIZED COST)[3]	298,875,171

		OTHER ASSETS AND LIABILITIES - NET--0.2%	691,248

		TOTAL NET ASSETS--100%	$299,566,419

Securities that are subject to the federal alternative minimum tax ("AMT") represent 37.2% of the portfolio as calculated based upon total portfolio market value.

1 The Fund may only invest in securities rated in one of the two highest short-term rating categories by nationally recognized statistical rating organizations ("NRSROs") or unrated securities of comparable quality. A NRSRO's two highest rating categories are determined without regard for sub-categories and gradations. For example, securities rated SP-1+, SP-1 or SP-2 by Standard & Poor's, MIG-1 or MIG-2 by Moody's Investors Service, or F-1+, F-1 or F-2 by Fitch Ratings, are all considered rated in one of the two highest short-term rating categories. Securities rated in the highest short-term rating category (and unrated securities of comparable quality) are identified as First Tier securities. Securities rated in the second highest short-term rating category (and unrated securities of comparable quality) are identified as Second Tier securities. The Fund follows applicable regulations in determining whether a security is rated and whether a security rated by multiple NRSROs in different rating categories should be identified as a First or Second Tier security.

At April 30, 2004, the portfolio securities were rated as follows:

Tier Rating Percentages Based on Total Market Value

First Tier	Second Tier
100.0%	0.0%

2 Denotes a restricted security which is subject to restrictions on resale under federal securities laws. These securities have been deemed liquid based upon criteria approved by the Fund's Board of Trustees. At April 30, 2004, these securities amounted to $32,630,000 which represents 10.9% of total net assets.

3 Also represents cost for federal tax purposes.

Note: The categories of investments are shown as a percentage of total net assets at April 30, 2004.

The following acronyms are used throughout this portfolio:

AMBAC	--American Municipal Bond Assurance Corporation
AMT	--Alternative Minimum Tax
COL	--Collateralized
EDA	--Economic Development Authority
FGIC	--Financial Guaranty Insurance Company
FNMA	--Federal National Mortgage Association
FSA	--Financial Security Assurance
GNMA	--Government National Mortgage Association
GO	--General Obligation
HFA	--Housing Finance Authority
IDA	--Industrial Development Authority
IDB	--Industrial Development Bond
IDRB(s)	--Industrial Development Revenue Bond(s)
INS	--Insured
LIQ(s)	--Liquidity Agreement(s)
LOC	--Letter of Credit
PCR	--Pollution Control Revenue
PUTTERs	--Puttable Tax Exempt Receipts
TOBs	--Tender Option Bonds
TOPs	--Trust Obligation Participating Securities
VRDNs	--Variable Rate Demand Notes

See Notes which are an integral part of the Financial Statements

Statement of Assets and Liabilities

April 30, 2004 (unaudited)

Assets:
Total investments in securities, at amortized cost and value		$298,875,171
Cash		400,241
Income receivable		523,012
Prepaid expenses		5,119

TOTAL ASSETS		299,803,543

Liabilities:
Payable for shares redeemed	$96,697
Income distribution payable	50,145
Payable for transfer and dividend disbursing agent fees and expenses (Note 5)	28,750
Payable for shareholder services fee (Note 5)	61,532

TOTAL LIABILITIES		237,124

Net assets for 299,571,525 shares outstanding		$299,566,419

Net Assets Consist of:
Paid in capital		$299,571,525
Accumulated net realized loss on investments		(5,008)
Distributions in excess of net investment income		(98)

TOTAL NET ASSETS		$299,566,419

Net Asset Value, Offering Price and Redemption Proceeds Per Share:
$299,566,419 ÷ 299,571,525 shares outstanding		$1.00

See Notes which are an integral part of the Financial Statements

Statement of Operations

Six Months Ended April 30, 2004 (unaudited)

Investment Income:
Interest			$1,864,332

Expenses:
Investment adviser fee (Note 5)		$825,907
Administrative personnel and services fee (Note 5)		131,980
Custodian fees		7,539
Transfer and dividend disbursing agent fees and expenses (Note 5)		39,339
Directors'/Trustees' fees		1,562
Auditing fees		6,410
Legal fees		6,155
Portfolio accounting fees (Note 5)		36,556
Shareholder services fee (Note 5)		412,954
Share registration costs		10,053
Printing and postage		5,873
Insurance premiums		896
Miscellaneous		692

TOTAL EXPENSES		1,485,916

Waivers (Note 5):
Waiver of investment adviser fee	$(537,666)
Waiver of administrative personnel and services fee	(6,112)
Waiver of transfer and dividend disbursing agent fees and expenses	(9,028)
Waiver of shareholder services fee	(16,518)

TOTAL WAIVERS		(569,324)

Net expenses			916,592

Net investment income			947,740

Net realized gain on investments			1,500

Change in net assets resulting from operations			$949,240

See Notes which are an integral part of the Financial Statements

Statement of Changes in Net Assets

	Six Months Ended (unaudited) 4/30/2004	Year Ended 10/31/2003
Increase (Decrease) in Net Assets
Operations:
Net investment income	$947,740	$2,724,666
Net realized gain on investments	1,500	3,500

CHANGE IN NET ASSETS RESULTING FROM OPERATIONS	949,240	2,728,166

Distributions to Shareholders:
Distributions from net investment income	(947,966)	(2,724,538)

Share Transactions:
Proceeds from sale of shares	282,126,110	722,407,608
Net asset value of shares issued to shareholders in payment of distributions declared	634,679	1,825,508
Cost of shares redeemed	(334,478,495)	(766,884,413)

CHANGE IN NET ASSETS RESULTING FROM SHARE TRANSACTIONS	(51,717,706)	(42,651,297)

Change in net assets	(51,716,432)	(42,647,669)

Net Assets:
Beginning of period	351,282,851	393,930,520

End of period (including undistributed (distributions in excess of) net investment income of $(98) and $128, respectively)	$299,566,419	$351,282,851

See Notes which are an integral part of the Financial Statements

Notes to Financial Statements

April 30, 2004 (unaudited)

1. ORGANIZATION

Money Market Obligations Trust (the "Trust") is registered under the Investment Company Act of 1940, as amended (the "Act"), as an open-end, management investment company. The Trust consists of 41 portfolios. The financial statements included herein are only those of Alabama Municipal Cash Trust (the "Fund"). The financial statements of the other portfolios are presented separately. The assets of each portfolio are segregated and a shareholder's interest is limited to the portfolio in which shares are held. The investment objective of the Fund is to provide current income exempt from federal regular income tax and the income taxes imposed by the state of Alabama consistent with stability of principal.

2. SIGNIFICANT ACCOUNTING POLICIES

The following is a summary of significant accounting policies consistently followed by the Fund in the preparation of its financial statements. These policies are in conformity with generally accepted accounting principles ("GAAP") in the United States of America.

Investment Valuation

The Fund uses the amortized cost method to value its portfolio securities in accordance with Rule 2a-7 under the Act.

Investment Income, Expenses and Distributions

Interest income and expenses are accrued daily. Distributions to shareholders are recorded on the ex-dividend date.

Premium and Discount Amortization

All premiums and discounts are amortized/accreted.

Federal Taxes

It is the Fund's policy to comply with the Subchapter M provision of the Internal Revenue Code (the "Code") and to distribute to shareholders each year substantially all of its income. Accordingly, no provision for federal tax is necessary.

When-Issued and Delayed Delivery Transactions

The Fund may engage in when-issued or delayed delivery transactions. The Fund records when-issued securities on the trade date and maintains security positions such that sufficient liquid assets will be available to make payment for the securities purchased. Securities purchased on a when-issued or delayed delivery basis are marked to market daily and begin earning interest on the settlement date. Losses may occur on these transactions due to changes in market conditions or the failure of counterparties to perform under the contract.

Restricted Securities

Restricted securities are securities that may only be resold upon registration under federal securities laws or in transactions exempt from such registration. Many restricted securities may be resold in the secondary market in transactions exempt from registration. In some cases, the restricted securities may be resold without registration upon exercise of a demand feature. Such restricted securities may be determined to be liquid under criteria established by the Board of Trustees (the "Trustees"). The Fund will not incur any registration costs upon such resales. Restricted securities are valued at amortized cost in accordance with Rule 2a-7 under the Act.

Use of Estimates

The preparation of financial statements in conformity with GAAP requires management to make estimates and assumptions that affect the amounts of assets, liabilities, expenses and revenues reported in the financial statements. Actual results could differ from those estimated.

Other

Investment transactions are accounted for on a trade date basis.

3. SHARES OF BENEFICIAL INTEREST

The Declaration of Trust permits the Trustees to issue an unlimited number of full and fractional shares of beneficial interest (without par value). At April 30, 2004, capital paid-in aggregated $299,571,525.

Transactions in shares were as follows:

	Six Months Ended 4/30/2004	Year Ended 10/31/2003
Shares sold	282,126,110	722,407,608
Shares issued to shareholders in payment of distributions declared	634,679	1,825,508
Shares redeemed	(334,478,495)	(766,884,413)

NET CHANGE RESULTING FROM SHARE TRANSACTIONS	(51,717,706)	(42,651,297)

4. FEDERAL TAX INFORMATION

At October 31, 2003, the Fund had a capital loss carryforward of $6,508, which will reduce the Fund's taxable income arising from future net realized gain on investments, if any, to the extent permitted by the Code, and thus will reduce the amount of the distributions to shareholders which would otherwise be necessary to relieve the Fund of any liability for federal tax. Pursuant to the Code, such capital loss carryforward will expire as follows:

Expiration Year	Expiration Amount
2004	$1,178

2006	$ 330

2010	$5,000

5. INVESTMENT ADVISER FEE AND OTHER TRANSACTIONS WITH AFFILIATES

Investment Adviser Fee

Federated Investment Management Company, the Fund's investment adviser (the "Adviser"), receives for its services an annual investment adviser fee equal to 0.50% of the Fund's average daily net assets. The Adviser may voluntarily choose to waive any portion of its fee. The Adviser can modify or terminate this voluntary waiver at any time at its sole discretion.

Administrative Fee

Federated Administrative Services ("FAS"), under the Administrative Services Agreement, provides the Fund with administrative personnel and services. The fee paid to FAS is based on the average aggregate daily net assets of all Federated funds as specified below:

Maximum Administrative Fee	Average Aggregate Daily Net Assets of the Federated Funds
0.150%	on the first $5 billion
0.125%	on the next $5 billion
0.100%	on the next $10 billion
0.075%	on assets in excess of $20 billion

The administrative fee received during any fiscal year shall be at least $150,000 per portfolio and $40,000 per each additional class of Shares. FAS may voluntarily choose to waive any portion of its fee. FAS can modify or terminate this voluntary waiver at any time at its sole discretion.

Shareholder Services Fee

Under the terms of a Shareholder Services Agreement with Federated Shareholder Services Company ("FSSC"), the Fund will pay FSSC up to 0.25% of average daily net assets of the Fund's Shares for the period. The fee paid to FSSC is used to finance certain services for shareholders and to maintain shareholder accounts. FSSC may voluntarily choose to waive any portion of its fee. FSSC can modify or terminate this voluntary waiver at any time at its sole discretion.

Transfer and Dividend Disbursing Agent Fees and Expenses

Federated Services Company ("FServ"), through its subsidiary FSSC, serves as transfer and dividend disbursing agent for the Fund. The fee paid to FSSC is based on the size, type and number of accounts and transactions made by shareholders. FSSC may voluntarily choose to waive any portion of its fee. FSSC can modify or terminate this voluntary waiver at any time at its sole discretion.

Portfolio Accounting Fees

Prior to January 1, 2004, FServ maintained the Fund's accounting records for which it received a fee. The fee was based on the level of the Fund's average daily net assets for the period, plus out-of-pocket expenses. The fee paid to FServ during the reporting period was $12,034, after voluntary waiver, if applicable.

Interfund Transactions

During the six months ended April 30, 2004, the Fund engaged in purchase and sale transactions with funds that have a common investment adviser (or affiliated investment advisers), common Directors/Trustees, and/or common Officers. These purchase and sale transactions complied with Rule 17a-7 under the Act and amounted to $204,220,000 and $230,270,000, respectively.

General

Certain of the Officers and Trustees of the Trust are Officers and Directors or Trustees of the above companies.

6. CONCENTRATION OF CREDIT RISK

Since the Fund invests a substantial portion of its assets in issuers located in one state, it will be more susceptible to factors adversely affecting issuers of that state than would be a comparable tax-exempt mutual fund that invests nationally. In order to reduce the credit risk associated with such factors, at April 30, 2004, 87.8% of the securities in the portfolio of investments are backed by letters of credit or bond insurance of various financial institutions and financial guaranty assurance agencies. The percentage of investments insured by or supported (backed) by a letter of credit from any one institution or agency did not exceed 11.3% of total investments.

7. LEGAL PROCEEDINGS

In October 2003, Federated Investors, Inc. and various subsidiaries thereof (including the advisers and distributor for various investment companies, collectively, "Federated"), along with various investment companies sponsored by Federated ("Funds"), were named as defendants in several class action lawsuits now pending in the United States District Court for the District of Maryland seeking damages of unspecified amounts. The lawsuits were purportedly filed on behalf of people who purchased, owned and/or redeemed shares of Federated-sponsored mutual funds during specified periods beginning November 1, 1998. The suits are generally similar in alleging that Federated engaged in illegal and improper trading practices including market timing and late trading in concert with certain institutional traders, which allegedly caused financial injury to the mutual fund shareholders. The Board of the Funds has retained the law firm of Dickstein Shapiro Morin & Oshinsky LLP to represent the Funds in these lawsuits. Federated and the Funds, and their respective counsel, are reviewing the allegations and will respond appropriately. Additional lawsuits based upon similar allegations have been filed, and others may be filed in the future. Although Federated does not believe that these lawsuits will have a material adverse effect on the Funds, there can be no assurance that these suits, the ongoing adverse publicity and/or other developments resulting from related regulatory investigations will not result in increased Fund redemptions, reduced sales of Fund shares, or other adverse consequences for the Funds.

Mutual funds are not bank deposits or obligations, are not guaranteed by any bank, and are not insured or guaranteed by the U.S. government, the Federal Deposit Insurance Corporation, the Federal Reserve Board, or any other government agency. Investment in mutual funds involves investment risk, including the possible loss of principal. Although money market funds seek to preserve the value of your investment at $1.00 per share, it is possible to lose money by investing in these funds.

This report is authorized for distribution to prospective investors only when preceded or accompanied by the Fund's prospectus, which contains facts concerning its objective and policies, management fees, expenses, and other information.

VOTING PROXIES ON FUND PORTFOLIO SECURITIES

A description of the policies and procedures that the Fund uses to determine how to vote proxies relating to securities held in the Fund's portfolio is available, without charge and upon request, by calling 1-800-341-7400. This information is also available from the EDGAR database on the SEC's Internet site at http://www.sec.gov.

IMPORTANT NOTICE ABOUT FUND DOCUMENT DELIVERY

In an effort to reduce costs and avoid duplicate mailings, the Fund(s) intend to deliver a single copy of certain documents to each household in which more than one shareholder of the Fund(s) resides (so-called "householding"), as permitted by applicable rules. The Fund's "householding" program covers its/their Prospectus and Statement of Additional Information, and supplements to each, as well as Semi-Annual and Annual Shareholder Reports and any Proxies or information statements. Shareholders must give their written consent to participate in the "householding" program. The Fund is also permitted to treat a shareholder as having given consent ("implied consent") if (i) shareholders with the same last name, or believed to be members of the same family, reside at the same street address or receive mail at the same post office box, (ii) the Fund gives notice of its intent to "household" at least sixty (60) days before it begins "householding" and (iii) none of the shareholders in the household have notified the Fund(s) or their agent of the desire to "opt out" of "householding." Shareholders who have granted written consent, or have been deemed to have granted implied consent, can revoke that consent and opt out of "householding" at any time: shareholders who purchased shares through an intermediary should contact their representative; other shareholders may call the Fund at 1-800-341-7400.

Federated Investors
World-Class Investment Manager

Alabama Municipal Cash Trust
Federated Investors Funds
5800 Corporate Drive
Pittsburgh, PA 15237-7000
www.federatedinvestors.com

Contact us at 1-800-341-7400 or
www.federatedinvestors.com/contact

Federated Securities Corp., Distributor

Cusip 60934N260

Federated is a registered mark of Federated Investors, Inc. 2004 ©Federated Investors, Inc.

G01120-01 (6/04)

Federated Investors
World-Class Investment Manager

Arizona Municipal Cash Trust

A Portfolio of Money Market Obligations Trust

SEMI-ANNUAL SHAREHOLDER REPORT

April 30, 2004

FINANCIAL HIGHLIGHTS
FINANCIAL STATEMENTS
VOTING PROXIES ON FUND PORTFOLIO SECURITIES

NOT FDIC INSURED * MAY LOSE VALUE * NO BANK GUARANTEE

Financial Highlights

(For a Share Outstanding Throughout Each Period)

	Six Months Ended (unaudited)	Year Ended October 31,
Year Ended October 31	4/30/2004	2003	2002	2001	2000	1999
Net Asset Value, Beginning of Period	$1.00	$1.00	$1.00	$1.00	$1.00	$1.00
Income From Investment Operations:
Net investment income	0.003	0.006	0.011	0.027	0.036	0.027
Net realized loss on investments	--	--	(0.000)[1]	--	--	--

TOTAL FROM INVESTMENT OPERATIONS	0.003	0.006	0.011	0.027	0.036	0.027

Less Distributions:
Distributions from net investment income	(0.003)	(0.006)	(0.011)	(0.027)	(0.036)	(0.027)

Net Asset Value, End of Period	$1.00	$1.00	$1.00	$1.00	$1.00	$1.00

Total Return[2]	0.25%	0.64%	1.12%	2.77%	3.66%	2.76%

Ratios to Average Net Assets:

Expenses	0.64%[3]	0.64%	0.64%	0.64%	0.59%	0.58%

Net investment income	0.51%[3]	0.65%	1.10%	2.64%	3.61%	2.73%

Expense waiver/reimbursement[4]	0.49%[3]	0.40%	0.36%	0.42%	0.54%	0.95%

Supplemental Data:

Net assets, end of period (000 omitted)	$77,946	$83,596	$109,815	$89,533	$70,798	$33,933

1 Represents less than $0.001.

2 Based on net asset value, which does not reflect the sales charge or contingent deferred sales charge, if applicable.

3 Computed on an annualized basis.

4 This voluntary expense decrease is reflected in both the expense and the net investment income ratios shown above.

See Notes which are an integral part of the Financial Statement

Portfolio of Investments

April 30, 2004 (unaudited)

Principal Amount		Value
	SHORT-TERM MUNICIPALS--99.7%[1]
	Arizona--92.2%
$1,550,000	Apache County, AZ, IDA (Series 1983B), Weekly VRDNs (Tucson Electric Power Co.)/(Bank of New York LOC)	$1,550,000
2,725,000	Arizona Health Facilities Authority (Series 2002), Weekly VRDNs (Royal Oaks Life Care Community)/(Lasalle Bank, N.A. LOC)	2,725,000
3,600,000	Arizona Health Facilities Authority, Pooled Loan Program Revenue Bonds (Series 1985B), Weekly VRDNs (FGIC INS)/(J.P. Morgan Chase Bank LIQ)	3,600,000
1,784,000	Chandler, AZ, IDA (Series 1999A), Weekly VRDNs (South Bay Circuits, Inc.)/ (Comerica Bank - California LOC)	1,784,000
7,221,000	Flagstaff, AZ (Series 1999), Weekly VRDNs (Joy Cone Co.)/(Citizens Bank of Pennsylvania LOC)	7,221,000
400,000	Ganado Unified School District No. 20 of Apache County, AZ (Series A), 2.00% Bonds (AMBAC INS), 7/1/2004	400,695
1,000,000	Gilbert, AZ (Series 2003B), 2.00% Bonds, 7/1/2004	1,001,490
780,000	Glendale, AZ, IDA, Weekly VRDNs (Friendship Retirement Corp.)/(Wells Fargo Bank Minnesota N.A. LOC)	780,000
3,500,000	Maricopa County, AZ, Unified School District No. 11 (Series 2003), 1.25% Bonds (FSA INS), 7/1/2004	3,500,577
3,740,000	Maricopa County, AZ, IDA (Series 1984), Weekly VRDNs (Gannett Co., Inc.)	3,740,000
3,650,000	Maricopa County, AZ, IDA (Series 1999), Weekly VRDNs (Redman Homes, Inc.)/ (Wachovia Bank, N.A. LOC)	3,650,000
1,000,000	Maricopa County, AZ, IDA (Series 2000A), Weekly VRDNs (Las Gardenias Apartments, LP)/(FNMA LOC)	1,000,000
3,400,000	Maricopa County, AZ, IDA, Multifamily Housing Revenue Bonds (Series 2002), Weekly VRDNs (San Remo Apartments, LP)/(FNMA LOC)	3,400,000
4,000,000	Maricopa County, AZ, IDA, San Angelin Apartments (Series 2003), 1.30% TOBs (Transamerica Life Insurance and Annuity Co.), Mandatory Tender 5/14/2004	4,000,000
4,000,000	Maricopa County, AZ, IDA, San Fernando Apartments (Series 2003), 1.20% TOBs (Transamerica Life Insurance and Annuity Co.), Mandatory Tender 6/14/2004	4,000,000
Principal Amount		Value
	SHORT-TERM MUNICIPALS--continued[1]
	Arizona--continued
$780,000	Phoenix, AZ, IDA, SFM, PT-1082, Weekly VRDNs (GNMA COL)/(Merrill Lynch & Co., Inc. LIQ)	$780,000
1,200,000	Phoenix, AZ, IDA (Series 1998), Weekly VRDNs (Standard Printing Co., Inc.)/ (Bank One, N.A. (Chicago) LOC)	1,200,000
2,600,000	Phoenix, AZ, IDA (Series 2000), Weekly VRDNs (MechoShade West, Inc.)/ (Bank One, N.A. (Chicago) LOC)	2,600,000
3,555,000	Phoenix, AZ, IDA (Series 2002), Weekly VRDNs (Jewell McFarland Lewis Fresh Start Women's Resource Center)/(Bank of America, N.A. LOC)	3,555,000
3,000,000	Phoenix, AZ, IDA, PT-479, Weekly VRDNs (Sunset Ranch Apartments)/ (FHLMC GTD)/(FHLMC LIQ)	3,000,000
1,750,000	Pima County, AZ, IDA (Series 2000A), Weekly VRDNs (Broadway Proper Congregate)/(State Street Bank and Trust Co. LOC)	1,750,000
700,000	Pima County, AZ, IDA (Series 2002A), Weekly VRDNs (La Posada at Park Centre, Inc.)/(Lasalle Bank, N.A. LOC)	700,000
1,990,000	Pima County, AZ, IDA, FR/RI-L21 (Series 2000), Weekly VRDNs (Tucson Electric Power Co.)/(FSA INS)/(Lehman Brothers, Inc. LIQ)	1,990,000
2,681,000	Pima County, AZ, IDA, SFM, Roaring Fork (Series 1999-6), Weekly VRDNs (GNMA COL)/(Bank of New York LIQ)	2,681,000
1,050,000	Pima County, AZ, IDA, Weekly VRDNs (Tucson Electric Power Co.)/ (Toronto Dominion Bank LOC)	1,050,000
2,100,000	Pinal County, AZ, IDA, (Series 2002), Weekly VRDNs (D.A. Holdings LLC)/ (Wells Fargo Bank Minnesota N.A. LOC)	2,100,000
425,000	Pinal County, AZ, Unified School District No. 21, 2.00% Bonds (FSA INS), 7/1/2004	425,652
3,000,000	Tempe, AZ, IDA (Series 2002C), Weekly VRDNs (Friendship Village of Tempe)/ (Lasalle Bank, N.A. LOC)	3,000,000
2,450,000	Tempe, AZ, IDA, PT-466, Weekly VRDNs (Elliot's Crossing Apartments)/ (FHLMC GTD)/(FHLMC LIQ)	2,450,000
2,200,000	Tucson, AZ, IDA, Multifamily Housing Revenue Bonds (Series 2002A), Weekly VRDNs (Quality Apartment Living, LLC)/(FNMA LOC)	2,200,000

	TOTAL	71,834,414

Principal Amount		Value
	SHORT-TERM MUNICIPALS--continued[1]
	Puerto Rico--7.5%
$5,845,000	Puerto Rico Public Finance Corp., PUTTERs (Series 272), Weekly VRDNs (J.P. Morgan Chase Bank LIQ)/(J.P. Morgan Chase Bank LOC)	$5,845,000

	TOTAL INVESTMENTS--99.7% (AT AMORTIZED COST)[2]	77,679,414

	OTHER ASSETS AND LIABILITIES - NET--0.3%	266,201

	TOTAL NET ASSETS--100%	$77,945,615

Securities that are subject to the federal alternative minimum tax ("AMT") represent 46.9% of the portfolio as calculated based upon total portfolio market value.

1 The Fund may only invest in securities rated in one of the two highest short-term rating categories by nationally recognized statistical rating organizations ("NRSROs") or unrated securities of comparable quality. A NRSRO's two highest rating categories are determined without regard for sub-categories and gradations. For example, securities rated SP-1+, SP-1 or SP-2 by Standard & Poor's, MIG-1 or MIG-2 by Moody's Investors Service, or F-1+, F-1 or F-2 by Fitch Ratings are all considered rated in one of the two highest short-term rating categories.

Securities rated in the highest short-term rating category (and unrated securities of comparable quality) are identified as First Tier securities. Securities rated in the second highest short-term rating category (and unrated securities of comparable quality) are identified as Second Tier securities. The Fund follows applicable regulations in determining whether a security is rated and whether a security rated by multiple NRSROs in different rating categories should be identified as a First or Second Tier security.

At April 30, 2004, the portfolio securities were rated as follows:

Tier Rating Percentage Based on Total Market Value

First Tier	Second Tier
100.0%	0.0%

2 Also represents cost for federal tax purposes.

Note: The categories of investments are shown as a percentage of total net assets at April 30, 2004.

The following acronyms are used throughout this portfolio:

AMBAC	--American Municipal Bond Assurance Corporation
COL	--Collateralized
FGIC	--Financial Guaranty Insurance Company
FHLMC	--Federal Home Loan Mortgage Corporation
FNMA	--Federal National Mortgage Association
FSA	--Financial Security Assurance
GNMA	--Government National Mortgage Association
GTD	--Guaranteed
IDA	--Industrial Development Authority
INS	--Insured
LIQ	--Liquidity Agreement
LOC	--Letter of Credit
PUTTERs	--Puttable Tax-Exempt Receipts
SFM	--Single Family Mortgage
TOBs	--Tender Option Bonds
VRDNs	--Variable Rate Demand Notes

See Notes which are an integral part of the Financial Statements

Statement of Assets and Liabilities

April 30, 2004 (unaudited)

Assets:
Total investments in securities, at amortized cost and value		$77,679,414
Cash		206,303
Income receivable		150,924
Receivable for shares sold		974
Prepaid expenses		14,836

TOTAL ASSETS		78,052,451

Liabilities:
Payable for shares redeemed	$73,279
Income distribution payable	10,332
Payable for transfer and dividend disbursing agent fees and expenses (Note 5)	7,663
Payable for shareholder services fee (Note 5)	15,562

TOTAL LIABILITIES		106,836

Net assets for 77,946,030 shares outstanding		$77,945,615

Net Assets Consist of:
Paid in capital		$77,946,030
Accumulated net realized loss on investments		(503)
Undistributed net investment income		88

TOTAL NET ASSETS		$77,945,615

Net Asset Value, Offering Price and Redemption Proceeds Per Share:
$77,945,615 ÷ 77,946,030 shares outstanding		$1.00

See Notes which are an integral part of the Financial Statements

Statement of Operations

Six Months Ended April 30, 2004 (unaudited)

Investment Income:
Interest			$452,422

Expenses:
Investment adviser fee (Note 5)		$196,652
Administrative personnel and services fee (Note 5)		74,591
Custodian fees		2,086
Transfer and dividend disbursing agent fees and expenses (Note 5)		20,530
Directors'/Trustees' fees		428
Auditing fees		6,229
Legal fees		6,477
Portfolio accounting fees (Note 5)		19,812
Shareholder services fee (Note 5)		98,326
Share registration costs		11,551
Printing and postage		6,884
Insurance premiums		2,308
Miscellaneous		318

TOTAL EXPENSES		446,192

Waivers (Note 5):
Waiver of investment adviser fee	$(179,285)
Waiver of administrative personnel and services fee	(12,039)
Waiver of transfer and dividend disbursing agent fees and expenses	(1,226)

TOTAL WAIVERS		(192,550)

Net expenses			253,642

Net investment income			$198,780

See Notes which are an integral part of the Financial Statements

Statement of Changes in Net Assets

	Six Months Ended (unaudited) 4/30/2004	Year Ended 10/31/2003
Increase (Decrease) in Net Assets
Operations:
Net investment income	$198,780	$614,846

Distributions to Shareholders:
Distributions from net investment income	(198,681)	(614,857)

Share Transactions:
Proceeds from sale of shares	217,159,508	396,294,609
Net asset value of shares issued to shareholders in payment of distributions declared	117,636	282,401
Cost of shares redeemed	(222,927,782)	(422,795,630)

CHANGE IN NET ASSETS RESULTING FROM SHARE TRANSACTIONS	(5,650,638)	(26,218,620)

Change in net assets	(5,650,539)	(26,218,631)

Net Assets:
Beginning of period	83,596,154	109,814,785

End of period (including undistributed (distributions in excess of) net investment income of $88 and $(11), respectively)	$77,945,615	$83,596,154

See Notes which are an integral part of the Financial Statements

Notes to Financial Statements

April 30, 2004 (unaudited)

1. ORGANIZATION

Money Market Obligations Trust (the "Trust") is registered under the Investment Company Act of 1940, as amended (the "Act"), as an open-end, management investment company. The Trust consists of 41 portfolios. The financial statements included herein are only those of Arizona Municipal Cash Trust (the "Fund"). The financial statements of the other portfolios are presented separately. The assets of each portfolio are segregated and a shareholder's interest is limited to the portfolio in which shares are held. The investment objective of the Fund is to provide current income exempt from federal regular income tax and Arizona income taxes consistent with stability of principal and liquidity.

2. SIGNIFICANT ACCOUNTING POLICIES

The following is a summary of significant accounting policies consistently followed by the Fund in the preparation of its financial statements. These policies are in conformity with generally accepted accounting principles ("GAAP") in the United States of America.

Investment Valuation

The Fund uses the amortized cost method to value its portfolio securities in accordance with Rule 2a-7 under the Act.

Investment Income, Expenses and Distributions

Interest income and expenses are accrued daily. Distributions to shareholders are recorded on the ex-dividend date.

Premium and Discount Amortization

All premiums and discounts are amortized/accreted.

Federal Taxes

It is the Fund's policy to comply with the Subchapter M provision of the Internal Revenue Code (the "Code") and to distribute to shareholders each year substantially all of its income. Accordingly, no provision for federal tax is necessary.

When-Issued and Delayed Delivery Transactions

The Fund may engage in when-issued or delayed delivery transactions. The Fund records when-issued securities on the trade date and maintains security positions such that sufficient liquid assets will be available to make payment for the securities purchased. Securities purchased on a when-issued or delayed delivery basis are marked to market daily and begin earning interest on the settlement date. Losses may occur on these transactions due to changes in market conditions or the failure of counterparties to perform under the contract.

Use of Estimates

The preparation of financial statements in conformity with GAAP requires management to make estimates and assumptions that affect the amounts of assets, liabilities, expenses and revenues reported in the financial statements. Actual results could differ from those estimated.

Other

Investment transactions are accounted for on a trade date basis.

3. SHARES OF BENEFICIAL INTEREST

The Declaration of Trust permits the Board of Trustees (the "Trustees") to issue an unlimited number of full and fractional shares of beneficial interest (without par value). At April 30, 2004, capital paid-in aggregated $77,946,030.

Transactions in shares were as follows:

	Six Months Ended 4/30/2004	Year Ended 10/31/2003
Shares sold	217,159,508	396,294,609
Shares issued to shareholders in payment of distributions declared	117,636	282,401
Shares redeemed	(222,927,782)	(422,795,630)

NET CHANGE RESULTING FROM SHARE TRANSACTIONS	(5,650,638)	(26,218,620)

4. FEDERAL TAX INFORMATION

At October 31, 2003, the Fund had a capital loss carryforward of $503, which will reduce the Fund's taxable income arising from future net realized gain on investments, if any, to the extent permitted by the Code, and thus will reduce the amount of the distributions to shareholders which would otherwise be necessary to relieve the Fund of any liability for federal tax. Pursuant to the Code, such capital loss carryforward will expire as follows:

Expiration Year	Expiration Amount
2007	$179

2009	$324

5. INVESTMENT ADVISER FEE AND OTHER TRANSACTIONS WITH AFFILIATES

Investment Adviser Fee

Federated Investment Management Company, the Fund's investment adviser (the "Adviser"), receives for its services an annual investment adviser fee equal to 0.50% of the Fund's average daily net assets. The Adviser may voluntarily choose to waive any portion of its fee. The Adviser can modify or terminate this voluntary waiver at any time at its sole discretion.

Administrative Fee

Federated Administrative Services ("FAS"), under the Administrative Services Agreement, provides the Fund with administrative personnel and services. The fee paid to FAS is based on the average aggregate daily net assets of all Federated funds as specified below:

Maximum Administrative Fee	Average Aggregate Daily Net Assets of the Federated Funds
0.150%	on the first $5 billion
0.125%	on the next $5 billion
0.100%	on the next $10 billion
0.075%	on assets in excess of $20 billion

The administrative fee received during any fiscal year shall be at least $150,000 per portfolio and $40,000 per each additional class of Shares. FAS may voluntarily choose to waive any portion of its fee. FAS can modify or terminate this voluntary waiver at any time at its sole discretion.

Shareholder Services Fee

Under the terms of a Shareholder Services Agreement with Federated Shareholder Services Company ("FSSC"), the Fund will pay FSSC up to 0.25% of average daily net assets of the Fund's Shares for the period. The fee paid to FSSC is used to finance certain services for shareholders and to maintain shareholder accounts. FSSC may voluntarily choose to waive any portion of its fee. FSSC can modify or terminate this voluntary waiver at any time at its sole discretion.

Transfer and Dividend Disbursing Agent Fees and Expenses

Federated Services Company ("FServ"), through its subsidiary FSSC, serves as transfer and dividend disbursing agent for the Fund. The fee paid to FSSC is based on the size, type and number of accounts and transactions made by shareholders. FSSC may voluntarily choose to waive any portion of its fee. FSSC can modify or terminate this voluntary waiver at any time at its sole discretion.

Portfolio Accounting Fees

Prior to January 1, 2004, FServ maintained the Fund's accounting records for which it received a fee. The fee was based on the level of the Fund's average daily net assets for the period, plus out-of-pocket expenses. The fee paid to FServ during the reporting period was $6,636, after voluntary waiver, if applicable.

Interfund Transactions

During the six months ended April 30, 2004, the Fund engaged in purchase and sale transactions with funds that have a common investment adviser (or affiliated investment advisers), common Directors/Trustees and/or common Officers. These purchase and sale transactions complied with Rule 17a-7 under the Act and amounted to $103,739,000 and $100,050,000, respectively.

General

Certain of the Officers and Trustees of the Trust are Officers and Directors or Trustees of the above companies.

6. CONCENTRATION OF CREDIT RISK

Since the Fund invests a substantial portion of its assets in issuers located in one state, it will be more susceptible to factors adversely affecting issuers of that state than would be a comparable tax-exempt mutual fund that invests nationally. In order to reduce the credit risk associated with such factors, at April 30, 2004, 72.1% of the securities in the portfolio of investments are backed by letters of credit or bond insurance of various financial institutions and financial guaranty assurance agencies. The percentage of investments insured by or supported (backed) by a letter of credit from any one institution or agency did not exceed 9.3% of total investments.

7. LEGAL PROCEEDINGS

In October 2003, Federated Investors, Inc. and various subsidiaries thereof (including the advisers and distributor for various investment companies, collectively, "Federated"), along with various investment companies sponsored by Federated ("Funds"), were named as defendants in several class action lawsuits now pending in the United States District Court for the District of Maryland seeking damages of unspecified amounts. The lawsuits were purportedly filed on behalf of people who purchased, owned and/or redeemed shares of Federated-sponsored mutual funds during specified periods beginning November 1, 1998. The suits are generally similar in alleging that Federated engaged in illegal and improper trading practices including market timing and late trading in concert with certain institutional traders, which allegedly caused financial injury to the mutual fund shareholders. The Board of the Funds has retained the law firm of Dickstein Shapiro Morin & Oshinsky LLP to represent the Funds in these lawsuits. Federated and the Funds, and their respective counsel, are reviewing the allegations and will respond appropriately. Additional lawsuits based upon similar allegations have been filed, and others may be filed in the future. Although Federated does not believe that these lawsuits will have a material adverse effect on the Funds, there can be no assurance that these suits, the ongoing adverse publicity and/or other developments resulting from related regulatory investigations will not result in increased Fund redemptions, reduced sales of Fund shares, or other adverse consequences for the Funds.

Mutual funds are not bank deposits or obligations, are not guaranteed by any bank, and are not insured or guaranteed by the U.S. government, the Federal Deposit Insurance Corporation, the Federal Reserve Board or any other government agency. Investment in mutual funds involves investment risk, including the possible loss of principal. Although money market funds seek to preserve the value of your investment at $1.00 per share, it is possible to lose money by investing in these funds.

This report is authorized for distribution to prospective investors only when preceded or accompanied by the Fund's prospectus, which contains facts concerning its objective and policies, management fees, expenses and other information.

VOTING PROXIES ON FUND PORTFOLIO SECURITIES

A description of the policies and procedures that the Fund uses to determine how to vote proxies relating to securities held in the Fund's portfolio is available, without charge and upon request, by calling 1-800-341-7400. This information is also available from the EDGAR database on the SEC's Internet site at http://www.sec.gov.

IMPORTANT NOTICE ABOUT FUND DOCUMENT DELIVERY

In an effort to reduce costs and avoid duplicate mailings, the Fund(s) intend to deliver a single copy of certain documents to each household in which more than one shareholder of the Fund(s) resides (so-called "householding"), as permitted by applicable rules. The Fund's "householding" program covers its/their Prospectus and Statement of Additional Information, and supplements to each, as well as Semi-Annual and Annual Shareholder Reports and any Proxies or information statements. Shareholders must give their written consent to participate in the "householding" program. The Fund is also permitted to treat a shareholder as having given consent ("implied consent") if (i) shareholders with the same last name, or believed to be members of the same family, reside at the same street address or receive mail at the same post office box, (ii) the Fund gives notice of its intent to "household" at least sixty (60) days before it begins "householding" and (iii) none of the shareholders in the household have notified the Fund(s) or their agent of the desire to "opt out" of "householding." Shareholders who have granted written consent, or have been deemed to have granted implied consent, can revoke that consent and opt out of "householding" at any time: shareholders who purchased shares through an intermediary should contact their representative; other shareholders may call the Fund at 1-800-341-7400.

Federated Investors
World-Class Investment Manager

Arizona Municipal Cash Trust
Federated Investors Funds
5800 Corporate Drive
Pittsburgh, PA 15237-7000
www.federatedinvestors.com

Contact us at 1-800-341-7400 or
www.federatedinvestors.com/contact

Federated Securities Corp., Distributor

Cusip 60934N450

Federated is a registered mark of Federated Investors, Inc. 2004 ©Federated Investors, Inc.

G02372-04 (6/04)

Federated Investors
World-Class Investment Manager

California Municipal Cash Trust

A Portfolio of Money Market Obligations Trust

SEMI-ANNUAL SHAREHOLDER REPORT

April 30, 2004

Institutional Service Shares
Institutional Shares
Cash II Shares

FINANCIAL HIGHLIGHTS
FINANCIAL STATEMENTS
VOTING PROXIES ON FUND PORTFOLIO SECURITIES

NOT FDIC INSURED * MAY LOSE VALUE * NO BANK GUARANTEE

Financial Highlights -- Institutional Service Shares

(For a Share Outstanding Throughout Each Period)

	Six Months Ended (unaudited)	Year Ended October 31,
	4/30/2004	2003	2002	2001	2000	1999
Net Asset Value, Beginning of Period	$1.00	$1.00	$1.00	$1.00	$1.00	$1.00
Income From Investment Operations:
Net investment income	0.003	0.007	0.010	0.025	0.032	0.027
Net realized gain (loss) on investments	0.000 [1]	0.000 [1]	(0.000)[1]	--	--	--

TOTAL FROM INVESTMENT OPERATIONS	0.003	0.007	0.010	0.025	0.032	0.027

Less Distributions:
Distributions from net investment income	(0.003)	(0.007)	(0.010)	(0.025)	(0.032)	(0.027)

Net Asset Value, End of Period	$1.00	$1.00	$1.00	$1.00	$1.00	$1.00

Total Return[2]	0.27%	0.68%	1.05%	2.53%	3.28%	2.71%

Ratios to Average Net Assets:

Expenses	0.50%[3]	0.50%	0.50%	0.50%	0.50%	0.50%

Net investment income	0.55%[3]	0.66%	1.04%	2.49%	3.22%	2.68%

Expense waiver/reimbursement[4]	0.39%[3]	0.40%	0.38%	0.39%	0.39%	0.41%

Supplemental Data:

Net assets, end of period (000 omitted)	$606,514	$761,556	$577,402	$642,248	$575,278	$482,813

1 Represents less than $0.001.

2 Based on net asset value, which does not reflect the sales charge or contingent deferred sales charge, if applicable.

3 Computed on an annualized basis.

4 This voluntary expense decrease is reflected in both the expense and the net investment income ratios shown above.

See Notes which are an integral part of the Financial Statements

Financial Highlights -- Institutional Shares

(For a Share Outstanding Throughout Each Period)

	Six Months Ended (unaudited)	Year Ended October 31,
	4/30/2004	2003	2002	2001	2000	1999
Net Asset Value, Beginning of Period	$1.00	$1.00	$1.00	$1.00	$1.00	$1.00
Income From Investment Operations:
Net investment income	0.004	0.009	0.013	0.028	0.034	0.029
Net realized gain (loss) on investments	0.000 [1]	0.000 [1]	(0.000)[1]	--	--	--

TOTAL FROM INVESTMENT OPERATIONS	0.004	0.009	0.013	0.028	0.034	0.029

Less Distributions:
Distributions from net investment income	(0.004)	(0.009)	(0.013)	(0.028)	(0.034)	(0.029)

Net Asset Value, End of Period	$1.00	$1.00	$1.00	$1.00	$1.00	$1.00

Total Return[2]	0.40%	0.93%	1.30%	2.79%	3.54%	2.97%

Ratios to Average Net Assets:

Expenses	0.25%[3]	0.25%	0.25%	0.25%	0.25%	0.25%

Net investment income	0.80%[3]	0.92%	1.29%	2.68%	3.47%	2.93%

Expense waiver/reimbursement[4]	0.64%[3]	0.65%	0.63%	0.64%	0.64%	0.66%

Supplemental Data:

Net assets, end of period (000 omitted)	$230,576	$235,223	$238,836	$304,037	$103,476	$74,370

1 Represents less than $0.001

2 Based on net asset value, which does not reflect the sales charge or contingent deferred sales charge, if applicable

3 Computed on an annualized basis.

4 This voluntary expense decrease is reflected in both the expense and the net investment income ratios shown above.

See Notes which are an integral part of the Financial Statements

Financial Highlights -- Cash II Shares

(For a Share Outstanding Throughout Each Period)

	Six Months Ended (unaudited)	Year Ended October 31,		Period Ended
	4/30/2004	2003	2002	10/31/2001 [1]
Net Asset Value, Beginning of Period	$1.00	$1.00	$1.00	$1.00
Income From Investment Operations:
Net investment income	0.002	0.005	0.009	0.020
Net realized gain (loss) on investments	0.000 [2]	0.000 [2]	(0.000)[2]	--

TOTAL FROM INVESTMENT OPERATIONS	0.002	0.005	0.009	0.020

Less Distributions:
Distributions from net investment income	(0.002)	(0.005)	(0.009)	(0.020)

Net Asset Value, End of Period	$1.00	$1.00	$1.00	$1.00

Total Return[3]	0.20%	0.53%	0.90%	2.00%

Ratios to Average Net Assets:

Expenses	0.65%[4]	0.65%	0.65%	0.60%[4]

Net investment income	0.40%[4]	0.53%	0.88%	1.96%[4]

Expense waiver/reimbursement[5]	0.44%[4]	0.45%	0.43%	0.49%[4]

Supplemental Data:

Net assets, end of period (000 omitted)	$211,629	$232,288	$259,540	$52,493

1 Reflects operations for the period December 15, 2000 to October 31, 2001.

2 Represents less than $0.001.

3 Based on net asset value, which does not reflect the sales charge or contingent deferred sales charge, if applicable.

4 Computed on an annualized basis.

5 This voluntary expense decrease is reflected in both the expense and the net investment income ratios shown above.

See Notes which are an integral part of the Financial Statements

Portfolio of Investments

April 30, 2004 (unaudited)

Principal Amount			Value
		SHORT-TERM MUNICIPALS--99.7%[1]
		California--86.6%
$7,600,000		ABAG Finance Authority for Non-Profit Corporations (Series 1998), Weekly VRDNs (The Harker School Foundation)/(U.S. Bank, N.A., Cincinnati LOC)	$7,600,000
8,945,000		ABAG Finance Authority for Non-Profit Corporations (Series 2000), Weekly VRDNs (Episcopal Homes Foundation)/(Wells Fargo Bank, N.A. LOC)	8,945,000
2,000,000		ABAG Finance Authority for Non-Profit Corporations (Series 2002A), Weekly VRDNs (Hamlin School)/(BNP Paribas SA LOC)	2,000,000
10,535,000		ABAG Finance Authority for Non-Profit Corporations (Series 2004), Weekly VRDNs (On Lok: Senior Health Services/Community Housing, Inc.)/(Bank of America, N.A. LOC)	10,535,000
3,700,000		ABAG Finance Authority for Non-Profit Corporations (Series 1999), Weekly VRDNs (Marin Academy)/(Allied Irish Banks PLC LOC)	3,700,000
19,205,000		ABN AMRO MuniTOPS Certificates Trust (California Non-AMT)/ (Series 1998-10), Weekly VRDNs (San Diego, CA Water Utility Fund)/(FGIC INS)/(ABN AMRO Bank NV, Amsterdam LIQ)	19,205,000
6,500,000		ABN AMRO MuniTOPS Certificates Trust (California Non-AMT)/ (Series 1998-17), Weekly VRDNs (Sacramento County, CA Airport System)/(FGIC INS)/(ABN AMRO Bank NV, Amsterdam LIQ)	6,500,000
12,000,000		ABN AMRO MuniTOPS Certificates Trust (California Non-AMT)/ (Series 1998-25), Weekly VRDNs (Los Angeles, CA Wastewater System)/(FGIC INS)/(ABN AMRO Bank NV, Amsterdam LIQ)	12,000,000
14,000,000		ABN AMRO MuniTOPS Certificates Trust (California Non-AMT)/ (Series 1999-7), Weekly VRDNs (Los Angeles, CA Unified School District)/(MBIA Insurance Corp. INS)/(ABN AMRO Bank NV, Amsterdam LIQ)	14,000,000
16,356,000	[2]	ABN AMRO MuniTOPS Certificates Trust (California Non-AMT)/ (Series 1999-8), 1.12% TOBs (Contra Costa, CA Water District)/(FGIC INS)/(ABN AMRO Bank NV, Amsterdam LIQ), Optional Tender 7/21/2004	16,356,000
19,330,000	[2]	ABN AMRO MuniTOPS Certificates Trust (California Non-AMT)/ (Series 2002-11), 1.10% TOBs (North Orange County, CA Community College District)/(MBIA Insurance Corp. INS)/(ABN AMRO Bank NV, Amsterdam LIQ), Optional Tender 2/1/2005	19,330,000
14,300,000		Butte County, CA Office of Education, 2.00% TRANs, 9/24/2004	14,353,621
4,600,000		California Educational Facilities Authority (Series 2001B), Weekly VRDNs (Loyola Marymount University)/(MBIA Insurance Corp. INS)/(Allied Irish Banks PLC LIQ)	4,600,000
15,745,000	[2]	California Educational Facilities Authority, Floater Certificates (Series 2000-487), 1.15% TOBs (Stanford University)/(Morgan Stanley LIQ), Optional Tender 10/21/2004	15,745,000
Principal Amount			Value
		SHORT-TERM MUNICIPALS--continued[1]
		California--continued
$2,150,000		California HFA, Variable Rate Certificates (Series 1998E), Weekly VRDNs (Bank of America, N.A. LIQ)	$2,150,000
5,795,000		California Health Facilities Financing Authority (Series 1998), Weekly VRDNs (Southern California Presbyterian Homes)/(MBIA Insurance Corp. INS)/(Bank of America, N.A. LIQ)	5,795,000
20,000,000		California Infrastructure & Economic Development Bank (Series 2001), 1.02% CP (Salvation Army)/(Bank of America, N.A. LOC), Mandatory Tender 11/17/2004	20,000,000
4,000,000		California Infrastructure & Economic Development Bank (Series 2003A), Weekly VRDNs (SRI International)/(Wells Fargo Bank, N.A. LOC)	4,000,000
3,500,000		California PCFA (Series 1996F), Daily VRDNs (Pacific Gas & Electric Co.)/(Bank One, N.A. (Chicago) LOC)	3,500,000
10,000,000		California School Cash Reserve Program Authority (Series 2003A), 2.00% TRANs (AMBAC INS), 7/6/2004	10,017,002
3,300,000		California State Department of Water Resources Power Supply Program, (PT-748), Weekly VRDNs (Merrill Lynch & Co., Inc. LIQ)/(Merrill Lynch & Co., Inc. LOC)	3,300,000
11,450,000		California State Department of Water Resources Power Supply Program (Series 2002 C-1), Weekly VRDNs (Dexia Credit Local LOC)	11,450,000
3,150,000		California State Department of Water Resources Power Supply Program (Series 2002 C-7),Weekly VRDNs (FSA INS)/(Dexia Credit Local LIQ)	3,150,000
8,325,000		California State Department of Water Resources Power Supply Program (Series 2003 FR/RI-L11), Weekly VRDNs (MBIA Insurance Corp. INS)/(Lehman Brothers Holdings, Inc. LIQ)	8,325,000
7,700,000		California State Public Works Board, Variable Rate Certificates (Series 2000B), Weekly VRDNs (Regents of University of California)/(MBIA Insurance Corp. INS)/(Bank of America, N.A. LIQ)	7,700,000
5,000,000		California State, (PA -1164), Weekly VRDNs (Merrill Lynch & Co., Inc. LIQ)/(Merrill Lynch & Co., Inc. LOC)	5,000,000
7,500,000		California State, (PT-1804), Weekly VRDNs (MBIA Insurance Corp. INS)/(Merrill Lynch & Co., Inc. LIQ)	7,500,000
20,000,000		California State (Series 2003-04 A-6), 2.00% RANs (DePfa Bank PLC LOC), 6/23/2004	20,026,832
9,730,000		California State, Austin Trust (Series 2002B), Weekly VRDNs (AMBAC INS)/(Bank of America, N.A. LIQ)	9,730,000
9,105,000		California State, MERLOTS (Series 2002-A17), Weekly VRDNs (AMBAC INS)/(Wachovia Bank, N.A. LIQ)	9,105,000
11,625,000	[2]	California State, RAWs (Series 2003 FR/RI-F11J), 1.20% TOBs (Lehman Brothers Holdings, Inc. SWP) 6/16/2004	11,625,000
5,625,000	[2]	California State, RAWs (Series 2003 FR/RI-F8J), 1.05% TOBs (Lehman Brothers Holdings, Inc. SWP), Optional Tender 6/1/2004	5,625,000
Principal Amount			Value
		SHORT-TERM MUNICIPALS--continued[1]
		California--continued
$22,625,000		California State, RAWs (Series 2003 FR/RI-L19J), Weekly VRDNs (Lehman Brothers Holdings, Inc. LIQ)	$22,625,000
10,650,000		California State, Roaring Fork (Series 2001-1), Weekly VRDNs (MBIA Insurance Corp. INS)/(Bank of New York LIQ)	10,650,000
10,840,000		California State, Trust Receipts (Series 1997 SG 90), Weekly VRDNs (MBIA Insurance Corp. INS)/(Societe Generale, Paris LIQ)	10,840,000
11,000,000		California Statewide Communities Development Authority (Series 2003A-1), 2.00% TRANs (FSA INS), 6/30/2004	11,016,516
4,015,000		California Statewide Communities Development Authority (Series 2000), Weekly VRDNs (Institute for Defense Analyses)/(AMBAC INS)/(Wachovia Bank N.A. LIQ)	4,015,000
2,455,000		California Statewide Communities Development Authority (Series 2000A), Weekly VRDNs (Nonprofits' Insurance Alliance of California)/(BNP Paribas SA LOC)	2,455,000
11,750,000		California Statewide Communities Development Authority (Series 2001), Weekly VRDNs (Robert Louis Stevenson School)/(Allied Irish Banks PLC LOC)	11,750,000
10,000,000		California Statewide Communities Development Authority (Series 2001), Weekly VRDNs (The Center for Early Education)/(Allied Irish Banks PLC LOC)	10,000,000
13,000,000		California Statewide Communities Development Authority (Series 2001A), 1.25% TOBs (Kaiser Permanente), Mandatory Tender 1/4/2005	13,000,000
7,000,000		California Statewide Communities Development Authority (Series 2001B), 1.00% TOBs (Kaiser Permanente), Optional Tender 7/1/2004	7,000,000
10,000,000		California Statewide Communities Development Authority (Series 2003: Cathedral High School), Weekly VRDNs (Catholic Secondary Education-Diocese of San Diego, Inc.)/(Allied Irish Banks PLC LOC)	10,000,000
11,400,000		California Statewide Communities Development Authority (Series 2003B), Weekly VRDNs (Kaiser Permanente)	11,400,000
10,000,000		California Statewide Communities Development Authority (Series 2004E), 1.08% TOBs (Kaiser Permanente), Mandatory Tender 4/1/2005	10,000,000
5,500,000		California Statewide Communities Development Authority (Series 2004K), 1.04% CP (Kaiser Permanente), Mandatory Tender 8/11/2004	5,500,000
21,800,000		California Statewide Communities Development Authority (Series 2004L), Weekly VRDNs (Kaiser Permanente)	21,800,000
17,000,000		California Statewide Communities Development Authority (Series B), Weekly VRDNs (Kaiser Permanente)	17,000,000
4,715,000		California Statewide Communities Development Authority, MERLOTS (Series 1999E), Weekly VRDNs (Sutter Health)/(FSA INS)/(Wachovia Bank, N.A. LIQ)	4,715,000
Principal Amount			Value
		SHORT-TERM MUNICIPALS--continued[1]
		California--continued
$18,305,000	[2]	California Statewide Communities Development Authority, PT-483, 1.06% TOBs (Whispering Winds Apartments)/(FHLMC GTD)/(FHLMC LIQ), Optional Tender 3/17/2005	$18,305,000
7,140,000		California Statewide Communities Development Authority, Roaring Forks (Series 2001-H), Weekly VRDNs (Orange Tree Apartments)/(GNMA COL)/(Bank of New York LIQ)	7,140,000
6,710,000		Clipper Tax-Exempt Certificates Trust (California Non-AMT)/(Series A), Weekly VRDNs (California HFA)/(MBIA Insurance Corp. INS)/(State Street Bank and Trust Co. LIQ)	6,710,000
4,940,000		Compton, CA Solid Waste Management Facilities (Series 2000), Weekly VRDNs (Union Bank of California LOC)	4,940,000
1,810,000		Culver City, CA Redevelopment Agency (Series 2004A), 2.00% Bonds (AMBAC INS), 11/1/2004	1,818,550
2,100,000		Dry Creek, CA Joint Elementary School District, 2.00% TRANs, 10/10/2004	2,108,737
21,420,000		Encinitas, CA Community Facilities District (Series 2000 FR/RI A5), Weekly VRDNs (Encinitas Ranch Public Improvements)/(Bayerische Hypotheken-und Vereinsbank AG LIQ)/(United States Treasury PRF)	21,420,000
2,500,000		Fremont, CA Public Finance Authority (Series 2001), Weekly VRDNs (Fremont, CA)/(Bank of Nova Scotia, Toronto LOC)	2,500,000
12,600,000		Fresno, CA (Series 2000C), Weekly VRDNs (Trinity Healthcare Credit Group)	12,600,000
9,034,948		Koch Floating Rate Trust (California Non-AMT)/(Series 1998-1), Weekly VRDNs (AMBAC INS)/(State Street Bank and Trust Co. LIQ)	9,034,948
4,052,115		Koch Floating Rate Trust (California Non-AMT)/(Series 1999-1), Weekly VRDNs (AMBAC INS)/(State Street Bank and Trust Co. LIQ)	4,052,115
10,883,681		Koch Floating Rate Trust (California Non-AMT)/(Series 1999-2), Weekly VRDNs (AMBAC, MBIA Insurance Corp. INS)/(State Street Bank and Trust Co. LIQs)	10,883,681
1,480,000		Loomis, CA Union School District, 2.00% TRANs, 10/10/2004	1,486,158
8,155,000		Los Angeles County, CA Metropolitan Transportation Authority, Municipal Securities Trust Receipts (Series 1998-CMC2), Weekly VRDNs (AMBAC INS)/(J.P. Morgan Chase & Co. LIQ)	8,155,000
3,355,000	[2]	Los Angeles, CA Community College District, ROCs (Series 71), 1.00% TOBs (MBIA Insurance Corp. INS)/(Citigroup Global Markets Holdings, Inc. LIQ), Optional Tender 6/17/2004	3,355,000
3,500,000		Los Angeles, CA Department of Water & Power (Series 2001B-8), Weekly VRDNs (Los Angeles, CA Department of Water & Power (Electric/Power System))/(Bank of America, N.A., Bayerische Landesbank Girozentrale, Dexia Credit Local, J.P. Morgan Chase Bank, Landesbank Baden-Wuerttemberg, State Street Bank and Trust Co. and Westdeutsche Landesbank AG LIQs)	3,500,000
13,330,000		Los Angeles, CA Unified School District (Series 2002-JPMC2), Weekly VRDNs (MBIA Insurance Corp. INS)/(J.P. Morgan Chase & Co. LIQ)	13,330,000
Principal Amount			Value
		SHORT-TERM MUNICIPALS--continued[1]
		California--continued
$9,425,000		Los Angeles, CA Unified School District, AUSTIN (Series 2003A), Weekly VRDNs (FSA INS)/(Bank of America, N.A. LIQ)	$9,425,000
17,485,000		Los Angeles, CA Unified School District, ROCs (Series 35), Weekly VRDNs (FGIC INS)/(Citigroup Global Markets Holdings, Inc. LIQ)	17,485,000
12,500,000		Metropolitan Water District of Southern California, MERLOTS (Series 1999 O), Weekly VRDNs (Wachovia Bank, N.A. LIQ)	12,500,000
16,800,000		Monterey Peninsula, CA Water Management District, Wastewater Reclaimation, Weekly VRDNs (Bank of America, N.A. LOC)	16,800,000
3,300,000		Oakland, CA, MERLOTS (Series 2000M), Weekly VRDNs (1800 Harrison Foundation)/(AMBAC INS)/(Wachovia Bank, N.A. LIQ)	3,300,000
4,000,000		Pasadena, CA, Historical Rehabilitation Variable Rate Demand Revenue Bonds (Series 1984), Weekly VRDNs (BW&C/Dodsworth)/(Wells Fargo Bank, N.A. LOC)	4,000,000
12,100,000		Peninsula Corridor Joint Powers Board, CA (Series 2003C), 1.45% GANs, 9/3/2004	12,113,053
12,000,000		Peninsula Corridor Joint Powers Board, CA (Series 2003D), 1.37% GANs, 11/19/2004	12,014,345
3,500,000		Port of Oakland, CA, (Series 1993F) Bonds (MBIA Insurance Corp. INS), 11/1/2004	3,479,084
9,000,000		Riverside County, CA Public Financing Authority (Series 1985A), Weekly VRDNs (Riverside County, CA)/(State Street Bank and Trust Co. LOC)	9,000,000
8,655,000		Riverside, CA, Municipal Securities Trust Receipts (Series 1998-CMC5), Weekly VRDNs (AMBAC INS)/(J.P. Morgan Chase & Co. LIQ)	8,655,000
6,770,000		Riverside, CA, PT-477, Weekly VRDNs (Sierra Pines Apartments)/(FHLMC GTD)/(FHLMC LIQ)	6,770,000
6,400,000		Roseville, CA City School District, 2.00% TRANs, 10/10/2004	6,427,195
5,900,000		Roseville, CA Joint Union High School District, 2.00% TRANs, 10/10/2004	5,925,070
2,600,000		Sacramento County, CA Sanitation District, MERLOTS (Series 2000 SSS), Weekly VRDNs (Wachovia Bank, N.A. LIQ)/(United States Treasury PRF)	2,600,000
16,000,000		Sacramento, CA Municipal Utility District, MERLOTS (Series 2000-A10), Weekly VRDNs (AMBAC INS)/(Wachovia Bank, N.A. LIQ)	16,000,000
3,980,000		Sacramento, CA Municipal Utility District, Variable Certificates (Series 2002M), Weekly VRDNs (AMBAC INS)/(Bank of America, N.A. LIQ)	3,980,000
17,350,000		San Bernardino County, CA, PT-478, Weekly VRDNs (Woodview Apartments)/(FHLMC GTD)/(FHLMC LIQ)	17,350,000
35,415,000		San Diego, CA Housing Authority, PT-501, Weekly VRDNs (Mirada at La Jolla Colony Apartments)/(Danske Bank A/S LIQ)/(Danske Bank A/S LOC)	35,415,000
6,000,000		San Diego, CA Water Authority, Piper Certificates (Series 2002I), Weekly VRDNs (MBIA Insurance Corp. INS)/(Bank of New York LIQ)	6,000,000
4,000,000		San Diego, CA, Trust Receipts (Series 2001 FR/RI - L2), Weekly VRDNs (San Diego Gas & Electric)/(FSA INS)/(Lehman Brothers, Inc. LIQ)	4,000,000
Principal Amount			Value
		SHORT-TERM MUNICIPALS--continued[1]
		California--continued
$1,300,000		San Francisco, CA City & County Airport Commission (2nd Series 27B Bonds), 4.00% Bonds (FGIC INS), 5/1/2004	$1,300,000
3,000,000		San Francisco, CA Redevelopment Finance Agency (Series 1985A), Weekly VRDNs (Bayside Village Associates)/(Bank One, N.A. (Chicago) LOC)	3,000,000
9,500,000		San Francisco, CA Redevelopment Finance Agency (Series 1985B), Weekly VRDNs (Bayside Village Associates)/(Bank One, N.A. (Chicago) LOC)	9,500,000
2,675,000		San Jose, CA Airport, ROCs (Series 2004), Weekly VRDNs (FSA INS)/(Citigroup Global Markets Holdings, Inc. LIQ)	2,675,000
7,000,000		Santa Rosa, CA Wastewater (Series 2004A), Weekly VRDNs (Landesbank Baden-Wuerttemberg LOC)	7,000,000
19,775,000		Southern California Public Power Authority, MERLOTS (Series 2002-A62), Weekly VRDNs (FSA INS)/(Wachovia Bank, N.A. LIQ)	19,775,000
2,210,000		Tahoe Truckee, CA Unified School District, MERLOTS (Series 2001-A72), Weekly VRDNs (MBIA Insurance Corp. INS)/(Wachovia Bank, N.A. LIQ)	2,210,000
5,560,000		Temecula, CA Public Financing Authority (Series 2002-A), Weekly VRDNs (Community Facilities District No. 01-2 (Harveston))/(Bank of America, N.A. LOC)	5,560,000
1,000,000		Upland, CA Community Redevelopment Agency (Series 1999A: Northwoods 168), Weekly VRDNs (NU-168 Apartments LLC)/(FNMA LOC)	1,000,000
4,900,000		Vallejo, CA, Water System Revenue Bonds (Series 2001A), Weekly VRDNs (KBC Bank N.V. LOC)	4,900,000
4,900,000		Western Placer, CA Unified School District, 2.00% TRANs, 10/10/2004	4,920,387
15,000,000		Whittier, CA (Series 2004), Weekly VRDNs (Whittier College)/(Radian Asset Assurance INS)/(Bank of New York LIQ)	15,000,000

		TOTAL	908,053,294

		Puerto Rico--13.1%
6,491,000		Commonwealth of Puerto Rico (Series 2002-746d), Weekly VRDNs (FSA INS)/(Morgan Stanley LIQ)	6,491,000
3,465,000		Commonwealth of Puerto Rico, PUTTERs (Series 349), Weekly VRDNs (FSA INS)/(J.P. Morgan Chase & Co. LIQ)	3,465,000
43,300,000		Commonwealth of Puerto Rico, TRANs (Series 2003 FR/RI L39J), Weekly VRDNs (Lehman Brothers Holdings, Inc. LIQ)	43,300,000
13,450,000	[2]	Puerto Rico Commonwealth Infrastructure Financing Authority, Floater Certificates (Series 1998-139), 1.10% TOBs (AMBAC INS)/(Morgan Stanley LIQ), Optional Tender 6/10/2004	13,450,000
19,490,000	[2]	Puerto Rico Highway and Transportation Authority, Floater Certificates 2001-586, 1.05% TOBs (FSA INS)/(Morgan Stanley LIQ), Optional Tender 7/8/2004	19,490,000
10,625,000		Puerto Rico Industrial, Medical & Environmental PCA (Series 1983A), 1.25% TOBs (Merck & Co., Inc.), Optional Tender 12/1/2004	10,625,000
Principal Amount			Value
		SHORT-TERM MUNICIPALS--continued[1]
		Puerto Rico--continued
$3,000,000		Puerto Rico Public Finance Corp. (Series 2004-911), Weekly VRDNs (CDC IXIS Financial Guaranty, N.A. INS)/(Morgan Stanley LIQ)	$3,000,000
6,500,000		Puerto Rico Public Finance Corp., Class A Certificates (Series 2002-195), Weekly VRDNs (AMBAC INS)/(Bear Stearns Cos., Inc. LIQ)	6,500,000
17,925,000		Puerto Rico Public Finance Corp., Floater Certificates (Series 2002-705d), Weekly VRDNs (AMBAC INS)/(Morgan Stanley LIQ)	17,925,000
7,300,000		Puerto Rico Public Finance Corp., PA-552, Weekly VRDNs (AMBAC INS)/(Merrill Lynch & Co., Inc. LIQ)	7,300,000
6,000,000		Puerto Rico Public Finance Corp., PUTTERs (Series 272), Weekly VRDNs (J.P. Morgan Chase Bank LIQ)/(J.P. Morgan Chase Bank LOC)	6,000,000

		TOTAL	137,546,000

		TOTAL INVESTMENTS--99.7% (AT AMORTIZED COST)[3]	1,045,599,294

		OTHER ASSETS AND LIABILITIES - NET--0.3%	3,120,292

		TOTAL NET ASSETS--100%	$1,048,719,586

At April 30, 2004, the Fund holds no securities that are subject to the federal alternative minimum tax ("AMT").

1 The Fund may only invest in securities rated in one of the two highest short-term rating categories by nationally recognized statistical rating organizations ("NRSROs") or unrated securities of comparable quality. A NRSRO's two highest rating categories are determined without regard for sub-categories and gradations. For example, securities rated SP-1+, SP-1 or SP-2 by Standard & Poor's, MIG-1 or MIG-2 by Moody's Investors Service, or F-1+, F-1 or F-2 by Fitch Ratings, are all considered rated in one of the two highest short-term rating categories.

Securities rated in the highest short-term rating category (and unrated securities of comparable quality) are identified as First Tier securities. Securities rated in the second highest short-term rating category (and unrated securities of comparable quality) are identified as Second Tier securities. The Fund follows applicable regulations in determining whether a security is rated and whether a security rated by multiple NRSROs in different rating categories should be identified as a First or Second Tier security.

At April 30, 2004, the portfolio securities were rated as follows:

Tier Rating Percentages Based on Total Market Value

First Tier	Second Tier
100.0%	0.0%

2 Denotes a restricted security which is subject to restrictions on resale under federal securities laws. These securities have been deemed liquid based upon criteria approved by the Fund's Board of Trustees. At April 30, 2004, these securities amounted to $123,281,000 which represents 11.8% of total net assets.

3 Also represents cost for federal tax purposes.

Note: The categories of investments are shown as a percentage of total net assets at April 30, 2004.

The following acronyms are used throughout this portfolio:

AMBAC	--American Municipal Bond Assurance Corporation
AMT	--Alternative Minimum Tax
COL	--Collateralized
CP	--Commercial Paper
FGIC	--Financial Guaranty Insurance Company
FHLMC	--Financial Home Loan Mortgage Corp.
FNMA	--Federal National Mortgage Association
FSA	--Financial Security Assurance
GANs	--Grant Anticipation Notes
GNMA	--Government National Mortgage Association
GTD	--Guaranteed
HFA	--Housing Finance Authority
INS	--Insured
LIQ	--Liquidity Agreement
LOC	--Letter of Credit
MERLOTS	--Municipal Exempt Receipts -- Liquidity Optional Tender Series
PCA	--Pollution Control Authority
PCFA	--Pollution Control Finance Authority
PRF	--Prerefunded
PUTTERs	--Puttable Tax-Exempt Receipts
RANs	--Revenue Anticipation Notes
RAWs	--Revenue Anticipation Warrants
ROCs	--Reset Option Certificates
SWP	--Swap Agreement
TOBs	--Tender Option Bonds
TOPs	--Trust Obligation Participating Securities
TRANs	--Tax and Revenue Anticipation Notes
VRDNs	--Variable Rate Demand Notes

See Notes which are an integral part of the Financial Statements

Statement of Assets and Liabilities

April 30, 2004 (unaudited)

Assets:
Total investments in securities, at amortized cost and value		$1,045,599,294
Income receivable		3,623,630
Receivable for shares sold		4,280
Receivable for investments sold		59,796
Prepaid expenses		1,161

TOTAL ASSETS		1,049,288,161

Liabilities:
Payable for shares redeemed	$54,060
Payable to bank	116,950
Income distribution payable	159,073
Payable for transfer and dividend disbursing agent fees and expenses (Note 5)	23,501
Payable for distribution services fee (Note 5)	27,499
Payable for shareholder services fee (Note 5)	187,492

TOTAL LIABILITIES		568,575

Net assets for 1,048,547,403 shares outstanding		$1,048,719,586

Net Assets Consist of:
Paid in capital		$1,048,547,368
Accumulated net realized gain on investments		173,007
Distributions in excess of net investment income		(789)

TOTAL NET ASSETS		$1,048,719,586

Net Asset Value, Offering Price and Redemption Proceeds Per Share
Institutional Service Shares:
$606,513,995 ÷ 606,405,841 shares outstanding		$1.00

Institutional Shares:
$230,576,339 ÷ 230,547,395 shares outstanding		$1.00

Cash II Shares:
$211,629,252 ÷ 211,594,167 shares outstanding		$1.00

See Notes which are an integral part of the Financial Statements

Statement of Operations

Six Months Ended April 30, 2004 (unaudited)

Investment Income:
Interest			$6,342,557

Expenses:
Investment adviser fee (Note 5)		$3,003,372
Administrative personnel and services fee (Note 5)		479,939
Custodian fees		27,175
Transfer and dividend disbursing agent fees and expenses (Note 5)		230,132
Directors'/Trustees' fees		3,529
Auditing fees		7,074
Legal fees		4,972
Portfolio accounting fees (Note 5)		74,020
Distribution services fee--Cash II Shares (Note 5)		233,104
Shareholder services fee--Institutional Service Shares (Note 5)		907,240
Shareholder services fee--Institutional Shares (Note 5)		303,065
Shareholder services fee--Cash II Shares (Note 5)		291,380
Share registration costs		25,518
Printing and postage		17,545
Insurance premiums		1,363
Miscellaneous		1,994

TOTAL EXPENSES		5,611,422

Waivers (Note 5):
Waiver of investment adviser fee	$(2,302,732)
Waiver of administrative personnel and services fee	(22,225)
Waiver of transfer and dividend disbursing agent fees and expenses	(20,556)
Waiver of distribution services fee--Cash II Shares	(58,276)
Waiver of shareholder services fee--Institutional Shares	(303,065)

TOTAL WAIVERS		(2,706,854)

Net expenses			2,904,568

Net investment income			3,437,989

Net realized gain on investments			194,142

Change in net assets resulting from operations			$3,632,131

See Notes which are an integral part of the Financial Statements

Statement of Changes in Net Assets

	Six Months Ended (unaudited) 4/30/2004	Year Ended 10/31/2003
Increase (Decrease) in Net Assets
Operations:
Net investment income	$3,437,989	$7,837,285
Net realized gain on investments	194,142	26,352

CHANGE IN NET ASSETS RESULTING FROM OPERATIONS	3,632,131	7,863,637

Distributions to Shareholders:
Distributions from net investment income
Institutional Service Shares	(1,999,124)	(4,402,500)
Institutional Shares	(971,787)	(2,091,403)
Cash II Shares	(467,808)	(1,343,441)

CHANGE IN NET ASSETS RESULTING FROM DISTRIBUTIONS TO SHAREHOLDERS	(3,438,719)	(7,837,344)

Share Transactions:
Proceeds from sale of shares	2,199,872,386	4,443,377,602
Net asset value of shares issued to shareholders in payment of distributions declared	2,424,339	5,425,680
Cost of shares redeemed	(2,382,837,489)	(4,295,541,266)

CHANGE IN NET ASSETS RESULTING FROM SHARE TRANSACTIONS	(180,540,764)	153,262,016

Change in net assets	(180,347,352)	153,288,309

Net Assets:
Beginning of period	1,229,066,938	1,075,778,629

End of period (including distributions in excess of net investment income of $(789) and $(59), respectively)	$1,048,719,586	$1,229,066,938

See Notes which are an integral part of the Financial Statements

Notes to Financial Statements

April 30, 2004 (unaudited)

1. ORGANIZATION

Money Market Obligations Trust (the "Trust") is registered under the Investment Company Act of 1940, as amended (the "Act"), as an open-end, management investment company. The Trust consists of 41 portfolios. The financial statements included herein are only those of California Municipal Cash Trust (the "Fund"). The financial statements of the other portfolios are presented separately. The assets of each portfolio are segregated and a shareholder's interest is limited to the portfolio in which shares are held. The Fund offers three classes of shares: Institutional Service Shares, Institutional Shares and Cash II Shares. The investment objective of the Fund is to provide current income exempt from federal regular income tax and the personal income taxes imposed by the state of California consistent with stability of principal.

2. SIGNIFICANT ACCOUNTING POLICIES

The following is a summary of significant accounting policies consistently followed by the Fund in the preparation of its financial statements. These policies are in conformity with generally accepted accounting principles ("GAAP") in the United States of America.

Investment Valuation

The Fund uses the amortized cost method to value its portfolio securities in accordance with Rule 2a-7 under the Act.

Investment Income, Expenses and Distributions

Interest income and expenses are accrued daily. Distributions to shareholders are recorded on the ex-dividend date. The Fund offers multiple classes of shares, which differ in their respective distribution and service fees. All shareholders bear the common expenses of the Fund based on average daily net assets of each class, without distinction between share classes. Dividends are declared separately for each class. No class has preferential dividend rights; differences in per share dividend rates are generally due to differences in separate class expenses.

Premium and Discount Amortization

All premiums and discounts are amortized/accreted.

Federal Taxes

It is the Fund's policy to comply with the Subchapter M provision of the Internal Revenue Code (the "Code") and to distribute to shareholders each year substantially all of its income. Accordingly, no provision for federal tax is necessary.

When-Issued and Delayed Delivery Transactions

The Fund may engage in when-issued or delayed delivery transactions. The Fund records when-issued securities on the trade date and maintains security positions such that sufficient liquid assets will be available to make payment for the securities purchased. Securities purchased on a when-issued or delayed delivery basis are marked to market daily and begin earning interest on the settlement date. Losses may occur on these transactions due to changes in market conditions or the failure of counterparties to perform under the contract.

Restricted Securities

Restricted securities are securities that may only be resold upon registration under federal securities laws or in transactions exempt from such registration. Many restricted securities may be resold in the secondary market in transactions exempt from registration. In some cases, the restricted securities may be resold without registration upon exercise of a demand feature. Such restricted securities may be determined to be liquid under criteria established by the Board of Trustees (the "Trustees"). The Fund will not incur any registration costs upon such resales. Restricted securities are valued at amortized cost in accordance with Rule 2a-7 under the Act.

Use of Estimates

The preparation of financial statements in conformity with GAAP requires management to make estimates and assumptions that affect the amounts of assets, liabilities, expenses and revenues reported in the financial statements. Actual results could differ from those estimated.

Other

Investment transactions are accounted for on a trade date basis.

3. SHARES OF BENEFICIAL INTEREST

The Declaration of Trust permits the Trustees to issue an unlimited number of full and fractional shares of beneficial interest (without par value) for each class of shares. At April 30, 2004, capital paid-in aggregated $1,048,547,368.

Transactions in shares were as follows:

	Six Months Ended 4/30/2004	Year Ended 10/31/2003
Institutional Service Shares:
Shares sold	1,585,627,473	3,126,210,397
Shares issued to shareholders in payment of distributions declared	1,411,665	3,389,560
Shares redeemed	(1,742,201,524)	(2,945,463,209)

NET CHANGE RESULTING FROM INSTITUTIONAL SERVICE SHARE TRANSACTIONS	(155,162,386)	184,136,748

	Six Months Ended 4/30/2004	Year Ended 10/31/2003
Institutional Shares:
Shares sold	372,489,256	846,538,514
Shares issued to shareholders in payment of distributions declared	546,347	698,468
Shares redeemed	(377,717,749)	(850,857,101)

NET CHANGE RESULTING FROM INSTITUTIONAL SHARE TRANSACTIONS	(4,682,146)	(3,620,119)

	Six Months Ended 4/30/2004	Year Ended 10/31/2003
Cash II Shares:
Shares sold	241,755,657	470,628,691
Shares issued to shareholders in payment of distributions declared	466,327	1,337,652
Shares redeemed	(262,918,216)	(499,220,956)

NET CHANGE RESULTING FROM CASH II SHARE TRANSACTIONS	(20,696,232)	(27,254,613)

NET CHANGE RESULTING FROM SHARE TRANSACTIONS	(180,540,764)	153,262,016

4. FEDERAL TAX INFORMATION

At October 31, 2003, the Fund had a capital loss carryforward of $21,135, which will reduce the Fund's taxable income arising from future net realized gain on investments, if any, to the extent permitted by the Code, and thus will reduce the amount of the distributions to shareholders which would otherwise be necessary to relieve the Fund of any liability for federal tax. Pursuant to the Code, such capital loss carryforward will expire in 2010.

5. INVESTMENT ADVISER FEE AND OTHER TRANSACTIONS WITH AFFILIATES

Investment Adviser Fee

Federated Investment Management Company, the Fund's investment adviser (the "Adviser"), receives for its services an annual investment adviser fee equal to 0.50% of the Fund's average daily net assets. The Adviser may voluntarily choose to waive any portion of its fee. The Adviser can modify or terminate this voluntary waiver at any time at its sole discretion.

Administrative Fee

Federated Administrative Services ("FAS"), under the Administrative Services Agreement, provides the Fund with administrative personnel and services. The fee paid to FAS is based on the average aggregate daily net assets of all Federated funds as specified below:

Maximum Administrative Fee	Average Aggregate Daily Net Assets of the Federated Funds
0.150%	on the first $5 billion
0.125%	on the next $5 billion
0.100%	on the next $10 billion
0.075%	on assets in excess of $20 billion

The administrative fee received during any fiscal year shall be at least $150,000 per portfolio and $40,000 per each additional class of Shares. FAS may voluntarily choose to waive any portion of its fee. FAS can modify or terminate this voluntary waiver at any time at its sole discretion.

Distribution Services Fee

The Fund has adopted a Distribution Plan (the "Plan") pursuant to Rule 12b-1 under the Act. Under the terms of the Plan, the Fund will compensate Federated Securities Corp. ("FSC"), the principal distributor, from the daily net assets of the Fund's Cash II Shares to finance activities intended to result in the sale of these shares. The Plan provides that the Fund may incur distribution expenses of up to 0.20% of average daily net assets, annually, to compensate FSC. FSC may voluntarily choose to waive any portion of its fee. FSC can modify or terminate this voluntary waiver at any time at its sole discretion.

Shareholder Services Fee

Under the terms of a Shareholder Services Agreement with Federated Shareholder Services Company ("FSSC"), the Fund will pay FSSC up to 0.25% of the average daily net assets of the Fund's Institutional Service Shares, Institutional Shares and Cash II Shares for the period. The fee paid to FSSC is used to finance certain services for shareholders and to maintain shareholder accounts. FSSC may voluntarily choose to waive any portion of its fee. FSSC can modify or terminate this voluntary waiver at any time at its sole discretion.

Transfer and Dividend Disbursing Agent Fees and Expenses

Federated Services Company ("FServ"), through its subsidiary FSSC, serves as transfer and dividend disbursing agent for the Fund. The fee paid to FSSC is based on the size, type and number of accounts and transactions made by shareholders. FSSC may voluntarily choose to waive any portion of its fee. FSSC can modify or terminate this voluntary waiver at any time at its sole discretion.

Portfolio Accounting Fees

Prior to January 1, 2004, FServ maintained the Fund's accounting records for which it received a fee. The fee was based on the level of the Fund's average daily net assets for the period, plus out-of-pocket expenses. The fee paid to FServ during the reporting period was $24,893, after voluntary waiver, if applicable.

Interfund Transactions

During the six months ended April 30, 2004, the Fund engaged in purchase and sale transactions with funds that have a common investment adviser (or affiliated investment advisers), common Directors/Trustees, and/or common Officers. These purchase and sale transactions complied with Rule 17a-7 under the Act and amounted to $760,666,530 and $804,045,000, respectively.

General

Certain of the Officers and Trustees of the Fund are Officers and Directors or Trustees of the above companies.

6. CONCENTRATION OF CREDIT RISK

Since the Fund invests a substantial portion of its assets in issuers located in one state, it will be more susceptible to factors adversely affecting issuers of that state than would be a comparable tax-exempt mutual fund that invests nationally. In order to reduce the credit risk associated with such factors, at April 30, 2004, 65.7% of the securities in the portfolio of investments were backed by letters of credit or bond insurance of various financial institutions and financial guaranty assurance agencies. The percentage of investments insured by or supported (backed) by a letter of credit from any one institution or agency did not exceed 13.8% of total investments.

7. LEGAL PROCEEDINGS

In October 2003, Federated Investors, Inc. and various subsidiaries thereof (including the advisers and distributor for various investment companies, collectively, "Federated"), along with various investment companies sponsored by Federated ("Funds"), were named as defendants in several class action lawsuits now pending in the United States District Court for the District of Maryland seeking damages of unspecified amounts. The lawsuits were purportedly filed on behalf of people who purchased, owned and/or redeemed shares of Federated-sponsored mutual funds during specified periods beginning November 1, 1998. The suits are generally similar in alleging that Federated engaged in illegal and improper trading practices including market timing and late trading in concert with certain institutional traders, which allegedly caused financial injury to the mutual fund shareholders. The Board of the Funds has retained the law firm of Dickstein Shapiro Morin & Oshinsky LLP to represent the Funds in these lawsuits. Federated and the Funds, and their respective counsel, are reviewing the allegations and will respond appropriately. Additional lawsuits based upon similar allegations have been filed, and others may be filed in the future. Although Federated does not believe that these lawsuits will have a material adverse effect on the Funds, there can be no assurance that these suits, the ongoing adverse publicity and/or other developments resulting from related regulatory investigations will not result in increased Fund redemptions, reduced sales of Fund shares, or other adverse consequences for the Funds.

Mutual funds are not bank deposits or obligations, are not guaranteed by any bank, and are not insured or guaranteed by the U.S. government, the Federal Deposit Insurance Corporation, the Federal Reserve Board, or any other government agency. Investment in mutual funds involves investment risk, including the possible loss of principal. Although money market funds seek to preserve the value of your investment at $1.00 per share, it is possible to lose money by investing in these funds.

This report is authorized for distribution to prospective investors only when preceded or accompanied by the Fund's prospectus, which contains facts concerning its objective and policies, management fees, expenses, and other information.

VOTING PROXIES ON FUND PORTFOLIO SECURITIES

A description of the policies and procedures that the Fund uses to determine how to vote proxies relating to securities held in the Fund's portfolio is available, without charge and upon request, by calling 1-800-341-7400. This information is also available from the EDGAR database on the SEC's Internet site at http://www.sec.gov.

IMPORTANT NOTICE ABOUT FUND DOCUMENT DELIVERY

In an effort to reduce costs and avoid duplicate mailings, the Fund(s) intend to deliver a single copy of certain documents to each household in which more than one shareholder of the Fund(s) resides (so-called "householding"), as permitted by applicable rules. The Fund's "householding" program covers its/their Prospectus and Statement of Additional Information, and supplements to each, as well as Semi-Annual and Annual Shareholder Reports and any Proxies or information statements. Shareholders must give their written consent to participate in the "householding" program. The Fund is also permitted to treat a shareholder as having given consent ("implied consent") if (i) shareholders with the same last name, or believed to be members of the same family, reside at the same street address or receive mail at the same post office box, (ii) the Fund gives notice of its intent to "household" at least sixty (60) days before it begins "householding" and (iii) none of the shareholders in the household have notified the Fund(s) or their agent of the desire to "opt out" of "householding." Shareholders who have granted written consent, or have been deemed to have granted implied consent, can revoke that consent and opt out of "householding" at any time: shareholders who purchased shares through an intermediary should contact their representative; other shareholders may call the Fund at 1-800-341-7400.

Federated Investors
World-Class Investment Manager

California Municipal Cash Trust
Federated Investors Funds
5800 Corporate Drive
Pittsburgh, PA 15237-7000
www.federatedinvestors.com

Contact us at 1-800-341-7400 or
www.federatedinvestors.com/contact

Federated Securities Corp., Distributor

Cusip 60934N351
Cusip 60934N369
Cusip 60934N179

Federated is a registered mark of Federated Investors, Inc. 2004 ©Federated Investors, Inc.

0041609 (6/04)

Federated Investors
World-Class Investment Manager

Connecticut Municipal Cash Trust

A Portfolio of Money Market Obligations Trust

SEMI-ANNUAL SHAREHOLDER REPORT

April 30, 2004

FINANCIAL HIGHLIGHTS

FINANCIAL STATEMENTS

VOTING PROXIES ON FUND PORTFOLIO SECURITIES

NOT FDIC INSURED * MAY LOSE VALUE * NO BANK GUARANTEE

Financial Highlights

(For a Share Outstanding Throughout Each Period)

	Six Months Ended (unaudited)	Year Ended October 31,
	4/30/2004	2003	2002	2001	2000	1999
Net Asset Value, Beginning of Period	$1.00	$1.00	$1.00	$1.00	$1.00	$1.00
Income From Investment Operations:
Net investment income	0.002	0.005	0.009	0.025	0.033	0.026
Net realized gain (loss) on investments	(0.000)[1]	0.000 [1]	(0.000)[1]	--	--	--

TOTAL FROM INVESTMENT OPERATIONS	0.002	0.005	0.009	0.025	0.033	0.026

Less Distributions:
Distributions from net investment income	(0.002)	(0.005)	(0.009)	(0.025)	(0.033)	(0.026)

Net Asset Value, End of Period	$1.00	$1.00	$1.00	$1.00	$1.00	$1.00

Total Return[2]	0.19%	0.49%	0.90%	2.55%	3.37%	2.64%

Ratios to Average Net Assets:

Expenses	0.67%[3]	0.67%	0.67%	0.65%	0.60%	0.60%

Net investment income	0.39%[3]	0.49%	0.90%	2.53%	3.33%	2.60%

Expense waiver/reimbursement[4]	0.23%[3]	0.23%	0.22%	0.25%	0.30%	0.30%

Supplemental Data:

Net assets, end of period (000 omitted)	$247,379	$306,669	$297,748	$276,936	$254,673	$279,135

1 Represents less than $0.001.

2 Based on net asset value, which does not reflect the sales charge or contingent deferred sales charge, if applicable.

3 Computed on an annualized basis.

4 This voluntary expense decrease is reflected in both the expense and the net investment income ratios shown above.

See Notes which are an integral part of the Financial Statements

Portfolio of Investments

April 30, 2004 (unaudited)

Principal Amount			Value
		SHORT-TERM MUNICIPALS--99.6%[1]
		Connecticut--80.1%
$1,000,000		Connecticut Development Authority Health Care Revenue Weekly VRDNs (Corporation for Independent Living)/(J.P. Morgan Chase Bank LOC)	$1,000,000
2,970,000		Connecticut Development Authority Health Care Revenue (Series 1999) Weekly VRDNs (Corporation for Independent Living)/(Dexia Credit Local LOC)	2,970,000
720,000		Connecticut Development Authority Weekly VRDNs (Banta Associates)/(HSBC Bank USA LOC)	720,000
1,215,000		Connecticut Development Authority (Series 1997) Weekly VRDNs (Porcelen Ltd., CT LLC)/(U.S. Bank N.A., Cincinnati LOC)	1,215,000
3,100,000		Connecticut Development Authority (Series 1997A) Weekly VRDNs (Bradley Airport Hotel)/(KBC Bank NV LOC)	3,100,000
3,000,000		Connecticut Development Authority (Series 1997B) Weekly VRDNs (Bradley Airport Hotel)/(J.P. Morgan Chase Bank LOC)	3,000,000
800,000		Connecticut Development Authority (Series 1997C) Weekly VRDNs (Bradley Airport Hotel)/(Fleet National Bank LOC)	800,000
1,390,000		Connecticut Development Authority (Series 1999) Weekly VRDNs (Pierce Memorial Baptist Home, Inc.)/(Lasalle Bank, N.A. LOC)	1,390,000
7,000,000		Connecticut Development Authority (Series 1999), 1.01% CP (New England Power Co.), Mandatory Tender 6/24/2004	7,000,000
3,100,000		Connecticut Development Authority (Series 2001) Weekly VRDNs (Learjet, Inc.)/(Bank of America N.A. LOC)	3,100,000
1,725,000		Connecticut Development Authority (Series 2001) Weekly VRDNs (Loracon LLC)/(Wachovia Bank N.A. LOC)	1,725,000
1,149,000		Connecticut Development Authority (Series 2003) Weekly VRDNs (Atlas Container Corp. Project)/(Lasalle Bank, N.A. LOC)	1,149,000
13,500,000	[2]	Connecticut State Airport (Series 2003 FR/RI-L47J), 1.05% TOBs (Bradley International Airport)/(FGIC INS)/(Lehman Brothers Holdings, Inc. LIQ), Optional Tender 10/1/2004	13,500,000
4,970,000		Connecticut State Airport, PA-826R Weekly VRDNs (Bradley International Airport)/(FGIC INS)/(Merrill Lynch & Co., Inc. LIQ)	4,970,000
4,845,000		Connecticut State Clean Water Fund, PA-547R Weekly VRDNs (Merrill Lynch & Co., Inc. LIQ)	4,845,000
3,000,000		Connecticut State HEFA (Series 2000A) Weekly VRDNs (Gaylord Hospital)/(Fleet National Bank LOC)	3,000,000
3,260,000		Connecticut State HEFA (Series A) Weekly VRDNs (Academy of Our Lady of Mercy Lauralton Hall)/(Allied Irish Banks PLC LOC)	3,260,000
7,400,000		Connecticut State HEFA (Series A) Weekly VRDNs (Boys & Girls Club of Greenwich)/(Allied Irish Banks PLC LOC)	7,400,000
7,800,000		Connecticut State HEFA (Series A) Weekly VRDNs (Ethel Walker School)/(Allied Irish Banks PLC LOC)	7,800,000
Principal Amount			Value
		SHORT-TERM MUNICIPALS--continued[1]
		Connecticut--continued
$2,100,000		Connecticut State HEFA (Series A) Weekly VRDNs (Forman School Issue)/(Citizens Bank of Rhode Island LOC)	$2,100,000
2,300,000		Connecticut State HEFA (Series A) Weekly VRDNs (Hotchkiss School)/(Northern Trust Co., Chicago, IL LIQ)	2,300,000
2,800,000		Connecticut State HEFA (Series A) Weekly VRDNs (The Whitby School)/(Bank of New York LOC)	2,800,000
1,280,000		Connecticut State HEFA (Series A) Weekly VRDNs (United Methodist Home of Sharon, Inc.)/(Wachovia Bank N.A. LOC)	1,280,000
3,000,000		Connecticut State HEFA (Series A) Weekly VRDNs (Washington Montessori School)/(Wachovia Bank N.A. LOC)	3,000,000
4,500,000		Connecticut State HEFA (Series B) Weekly VRDNs (Hartford Hospital)/ (Fleet National Bank LOC)	4,500,000
4,555,000		Connecticut State HEFA (Series C) Weekly VRDNs (Charlotte Hungerfield Hospital)/(Fleet National Bank LOC)	4,555,000
1,500,000		Connecticut State HEFA (Series F) Daily VRDNs (Quinnipiac University)/(Radian Asset Assurance INS)/(J.P. Morgan Chase Bank LIQ)	1,500,000
1,235,000		Connecticut State HEFA (Series J) Weekly VRDNs (Middlesex Hospital)/(Wachovia Bank N.A. LOC)	1,235,000
7,000,000		Connecticut State HFA (Series 2003 F-2), 1.20% TOBs, Mandatory Tender 12/22/2004	7,000,000
9,000,000	[2]	Connecticut State HFA, Variable Rate Certificates (Series 1998S), 1.15% TOBs (Bank of America N.A. LIQ), Optional Tender 9/2/2004	9,000,000
12,995,000	[2]	Connecticut State HFA, Variable Rate Certificates (Series 1998T), 1.20% TOBs (Bank of America N.A. LIQ), Optional Tender 9/2/2004	12,995,000
9,315,000		Connecticut State Resource Recovery Authority, PUTTERs (Series 187Z) Weekly VRDNs (MBIA Insurance Corp. INS)/(J.P. Morgan Chase Bank LIQ)	9,315,000
2,720,000	[2]	Connecticut State Transportation Infrastructure Authority (PT-931), 1.20% TOBs (FGIC INS)/(Merrill Lynch & Co., Inc. LIQ), Optional Tender 4/7/2005	2,720,000
3,395,000		Connecticut State Transportation Infrastructure Authority, Special Tax Obligation Refunding Bonds (Series 2003A), 4.00% Bonds, 9/1/2004	3,428,048
1,975,000		Connecticut State (2001 Series A) Weekly VRDNs (Landesbank Hessen-Thueringen, Frankfurt LIQ)	1,975,000
4,815,000		Connecticut State, Austin Trust (Series 2002A) Weekly VRDNs (FSA INS)/(Bank of America N.A. LIQ)	4,815,000
6,765,000		Connecticut State, PUTTERs (Series 320) Weekly VRDNs (J.P. Morgan Chase & Co. LIQ)	6,765,000
4,000,000	[2]	Connecticut State (Series 2000-515), 1.10% TOBs (Morgan Stanley LIQ), Optional Tender 3/24/2005	4,000,000
1,021,000		Granby, CT, 2.00% BANs, 8/19/2004	1,023,450
6,120,000		New Britain, CT (Series 1999) Weekly VRDNs (AMBAC INS)/(Bank of Nova Scotia, Toronto LIQ)	6,120,000
5,800,000		New Britain, CT (Series 2000B) Weekly VRDNs (AMBAC INS)/(Bank of Nova Scotia, Toronto LIQ)	5,800,000
Principal Amount			Value
		SHORT-TERM MUNICIPALS--continued[1]
		Connecticut--continued
$5,060,000		New Haven, CT (Series 2002A), 1.02% CP (Landesbank Hessen-Thueringen, Frankfurt LOC), Mandatory Tender 6/17/2004	$5,060,000
3,365,000		New Haven, CT, ROCs (Series 256) Weekly VRDNs (MBIA Insurance Corp. INS)/(Citigroup Global Markets Holdings, Inc. LIQ)	3,365,000
4,500,000		North Canaan, CT Housing Authority (Series 2001) Weekly VRDNs (Gee Woods, Inc.)/(Wachovia Bank N.A. LOC)	4,500,000
5,000,000		Plainfield, CT, 2.00% BANs, 4/14/2005	5,040,058
3,475,000		Shelton, CT Housing Authority (Series 1998) Weekly VRDNs (Crosby Commons)/(Wachovia Bank N.A. LOC)	3,475,000
1,750,000		Stamford, CT, 2.50% Bonds, 11/1/2004	1,762,650
4,875,000		West Haven, CT, 2.00% BANs, 1/27/2005	4,907,847

		TOTAL	198,281,053

		Puerto Rico--19.5%
1,296,000		Commonwealth of Puerto Rico (Series 2002-746D) Weekly VRDNs (FSA INS)/(Morgan Stanley LIQ)	1,296,000
8,415,000		Commonwealth of Puerto Rico, PUTTERs (Series 349) Weekly VRDNs (FSA INS)/(J.P. Morgan Chase & Co. LIQ)	8,415,000
1,000,000		Commonwealth of Puerto Rico, TRANs (Series 2003 FR/RI L38J) Weekly VRDNs (Lehman Brothers Holdings, Inc. LIQ)	1,000,000
10,000,000		Commonwealth of Puerto Rico, TRANs (Series 2003 FR/RI L39J) Weekly VRDNs (Lehman Brothers Holdings, Inc. LIQ)	10,000,000
6,000,000	[2]	Puerto Rico Commonwealth Infrastructure Financing Authority, Floater Certificates (Series 1998-139), 1.10% TOBs (AMBAC INS)/(Morgan Stanley LIQ), Optional Tender 6/10/2004	6,000,000
2,995,000		Puerto Rico Electric Power Authority, TOCs (Series 2002-1) Weekly VRDNs (MBIA Insurance Corp. INS)/(Bank of New York LIQ)	2,995,000
4,470,000		Puerto Rico HFA (Series 2003 FR/RI-L30J) Weekly VRDNs (GNMA COL)/(Lehman Brothers Holdings, Inc. LIQ)	4,470,000
3,965,000		Puerto Rico Highway and Transportation Authority, MERLOTS (Series 2000-FFF) Weekly VRDNs (MBIA Insurance Corp. INS)/(Wachovia Bank N.A. LIQ)	3,965,000
Principal Amount			Value
		SHORT-TERM MUNICIPALS--continued[1]
		Puerto Rico--continued
$4,000,000		Puerto Rico Public Finance Corp., (Series 2004-911) Weekly VRDNs (CDC IXIS Financial Guaranty N.A. INS)/(Morgan Stanley LIQ)	$4,000,000
6,000,000		Puerto Rico Public Finance Corp., PUTTERs (Series 272Z) Weekly VRDNs (J.P. Morgan Chase Bank LIQ)/(J.P. Morgan Chase Bank LOC)	6,000,000

		TOTAL	48,141,000

		TOTAL INVESTMENTS--99.6% (AT AMORTIZED COST)[3]	246,422,053

		OTHER ASSETS AND LIABILITIES - NET--0.4%	957,234

		TOTAL NET ASSETS--100%	$247,379,287

Securities that are subject to the federal alternative minimum tax ("AMT") represent 15.2% of the portfolio as calculated based upon total portfolio market value.

1 The Fund may only invest in securities rated in one of the two highest short-term rating categories by nationally recognized statistical rating organizations ("NRSROs") or unrated securities of comparable quality. A NRSRO's two highest rating categories are determined without regard for sub-categories and gradations. For example, securities rated SP-1+, SP-1 or SP-2 by Standard & Poor's, MIG-1 or MIG-2 by Moody's Investors Service, or F-1+, F-1 or F-2 by Fitch Ratings, are all considered rated in one of the two highest short-term rating categories.

Securities rated in the highest short-term rating category (and unrated securities of comparable quality) are identified as First Tier securities. Securities rated in the second highest short-term rating category (and unrated securities of comparable quality) are identified as Second Tier securities. The Fund follows applicable regulations in determining whether a security is rated and whether a security rated by multiple NRSROs in different rating categories should be identified as a First or Second Tier security.

At April 30, 2004, the portfolio securities were rated as follows:

Tier Rating Percentages Based on Total Market Value

First Tier	Second Tier
100.0%	0.0%

2 Denotes a restricted security which is subject to restrictions on resale under federal securities laws. These securities have been deemed liquid based upon criteria approved by the Fund's Board of Trustees. At April 30, 2004, these securities amounted to $48,215,000 which represents 19.5% of total net assets.

3 Also represents cost for federal tax purposes.

Note: The categories of investments are shown as a percentage of total net assets at April 30, 2004.

The following acronyms are used throughout this portfolio:

AMBAC	--American Municipal Bond Assurance Corporation
BANs	--Bond Anticipation Notes
COL	--Collateralized
CP	--Commercial Paper
FGIC	--Financial Guaranty Insurance Company
FSA	--Financial Security Assurance
GNMA	--Government National Mortgage Association
HEFA	--Health and Education Facilities Authority
HFA	--Housing Finance Authority
INS	--Insured
LIQ	--Liquidity Agreement
LOC	--Letter of Credit
MERLOTS	--Municipal Exempt Receipts -- Liquidity Optional Tender Series
PUTTERs	--Puttable Tax Exempt Receipts
ROCs	--Reset Option Certificates
TOBs	--Tender Option Bonds
TOCs	--Tender Option Certificates
TRANs	--Tax and Revenue Anticipation Notes
VRDNs	--Variable Rate Demand Notes

See Notes which are an integral part of the Financial Statements

Statement of Assets and Liabilities

April 30, 2004 (unaudited)

Assets:
Total investments in securities, at amortized cost and value		$246,422,053
Cash		162,149
Income receivable		653,645
Receivable for shares sold		251,952
Prepaid expenses		7,211

TOTAL ASSETS		247,497,010

Liabilities:
Payable for shares redeemed	$37,919
Income distribution payable	34,718
Payable for transfer and dividend disbursing agent fees and expenses (Note 5)	14,735
Payable for shareholder services fee (Note 5)	30,351

TOTAL LIABILITIES		117,723

Net assets for 247,394,774 shares outstanding		$247,379,287

Net Assets Consist of:
Paid in capital		$247,394,686
Accumulated net realized loss on investments		(15,243)
Distributions in excess of net investment income		(156)

TOTAL NET ASSETS		$247,379,287

Net Asset Value, Offering Price and Redemption Proceeds Per Share:
$247,379,287 ÷ 247,394,774 shares outstanding		$1.00

See Notes which are an integral part of the Financial Statements

Statement of Operations

Six Months Ended April 30, 2004 (unaudited)

Investment Income:
Interest			$1,522,828

Expenses:
Investment adviser fee (Note 5)		$718,075
Administrative personnel and services fee (Note 5)		114,748
Custodian fees		6,675
Transfer and dividend disbursing agent fees and expenses (Note 5)		38,741
Directors'/Trustees' fees		1,307
Auditing fees		6,308
Legal fees		6,977
Portfolio accounting fees (Note 5)		34,735
Shareholder services fee (Note 5)		359,037
Share registration costs		9,665
Printing and postage		6,329
Insurance premiums		874
Miscellaneous		353

TOTAL EXPENSES		1,303,824

Waivers (Note 5):
Waiver of investment adviser fee	$(167,004)
Waiver of administrative personnel and services fee	(5,314)
Waiver of transfer and dividend disbursing agent fees and expenses	(4,273)
Waiver of shareholder services fee	(157,976)

TOTAL WAIVERS		(334,567)

Net expenses			969,257

Net investment income			553,571

Net realized loss on investments			(8,200)

Change in net assets resulting from operations			$545,371

See Notes which are an integral part of the Financial Statements

Statement of Changes in Net Assets

	Six Months Ended (unaudited) 4/30/2004	Year Ended 10/31/2003
Increase (Decrease) in Net Assets
Operations:
Net investment income	$553,571	$1,556,866
Net realized gain (loss) on investments	(8,200)	8,810

CHANGE IN NET ASSETS RESULTING FROM OPERATIONS	545,371	1,565,676

Distributions to Shareholders:
Distributions from net investment income	(553,703)	(1,556,890)

Share Transactions:
Proceeds from sale of shares	387,225,701	820,417,679
Net asset value of shares issued to shareholders in payment of distributions declared	319,888	796,288
Cost of shares redeemed	(446,827,306)	(812,301,219)

CHANGE IN NET ASSETS RESULTING FROM SHARE TRANSACTIONS	(59,281,717)	8,912,748

Change in net assets	(59,290,049)	8,921,534

Net Assets:
Beginning of period	306,669,336	297,747,802

End of period (including distributions in excess of net investment income of $(156) and $(24), respectively)	$247,379,287	$306,669,336

See Notes which are an integral part of the Financial Statements

Notes to Financial Statements

April 30, 2004 (unaudited)

1. ORGANIZATION

Money Market Obligations Trust (the "Trust") is registered under the Investment Company Act of 1940, as amended (the "Act"), as an open-end, management investment company. The Trust consists of 41 portfolios. The financial statements included herein are only those of Connecticut Municipal Cash Trust (the "Fund"). The financial statements of the other portfolios are presented separately. The assets of each portfolio are segregated and a shareholder's interest is limited to the portfolio in which shares are held. The investment objective of the Fund is to provide current income exempt from federal regular income tax and Connecticut dividend and interest income tax consistent with stability of principal.

2. SIGNIFICANT ACCOUNTING POLICIES

The following is a summary of significant accounting policies consistently followed by the Fund in the preparation of its financial statements. These policies are in conformity with generally accepted accounting principles ("GAAP") in the United States of America.

Investment Valuation

The Fund uses the amortized cost method to value its portfolio securities in accordance with Rule 2a-7 under the Act.

Investment Income, Expenses and Distributions

Interest income and expenses are accrued daily. Distributions to shareholders are recorded on the ex-dividend date.

Premium and Discount Amortization

All premiums and discounts are amortized/accreted.

Federal Taxes

It is the Fund's policy to comply with the Subchapter M provision of the Internal Revenue Code (the "Code") and to distribute to shareholders each year substantially all of its income. Accordingly, no provision for federal tax is necessary.

When-Issued and Delayed Delivery Transactions

The Fund may engage in when-issued or delayed delivery transactions. The Fund records when-issued securities on the trade date and maintains security positions such that sufficient liquid assets will be available to make payment for the securities purchased. Securities purchased on a when-issued or delayed delivery basis are marked to market daily and begin earning interest on the settlement date. Losses may occur on these transactions due to changes in market conditions or the failure of counterparties to perform under the contract.

Restricted Securities

Restricted securities are securities that may only be resold upon registration under federal securities laws or in transactions exempt from such registration. Many restricted securities may be resold in the secondary market in transactions exempt from registration. In some cases, the restricted securities may be resold without registration upon exercise of a demand feature. Such restricted securities may be determined to be liquid under criteria established by the Board of Trustees (the "Trustees"). The Fund will not incur any registration costs upon such resales. Restricted securities are valued at amortized cost in accordance with Rule 2a-7 under the Act.

Use of Estimates

The preparation of financial statements in conformity with GAAP requires management to make estimates and assumptions that affect the amounts of assets, liabilities, expenses and revenues reported in the financial statements. Actual results could differ from those estimated.

Other

Investment transactions are accounted for on a trade date basis.

3. SHARES OF BENEFICIAL INTEREST

The Declaration of Trust permits the Trustees to issue an unlimited number of full and fractional shares of beneficial interest (without par value). At April 30, 2004, capital paid-in aggregated $247,394,686.

Transactions in shares were as follows:

	Six Months Ended 4/30/2004	Year Ended 10/31/2003
Shares sold	387,225,701	820,417,679
Shares issued to shareholders in payment of distributions declared	319,888	796,288
Shares redeemed	(446,827,306)	(812,301,219)

NET CHANGE RESULTING FROM SHARE TRANSACTIONS	(59,281,717)	8,912,748

4. FEDERAL TAX INFORMATION

At October 31, 2003, the Fund had a capital loss carryforward of $7,043, which will reduce the Fund's taxable income arising from future net realized gains on investments, if any, to the extent permitted by the Code, and thus will reduce the amount of distributions to shareholders which would otherwise be necessary to relieve the Fund of any liability for federal tax. Pursuant to the Code, such capital loss carryforward will expire in 2010.

5. INVESTMENT ADVISER FEE AND OTHER TRANSACTIONS WITH AFFILIATES

Investment Adviser Fee

Federated Investment Management Company, the Fund's investment adviser (the "Adviser"), receives for its services an annual investment adviser fee equal to 0.50% of the Fund's average daily net assets. The Adviser may voluntarily choose to waive any portion of its fee. The Adviser can modify or terminate this voluntary waiver at any time at its sole discretion.

Administrative Fee

Federated Administrative Services ("FAS"), under the Administrative Services Agreement, provides the Fund with administrative personnel and services. The fee paid to FAS is based on the average aggregate daily net assets of all Federated funds as specified below:

Maximum Administrative Fee	Average Aggregate Daily Net Assets of the Federated Funds
0.150%	on the first $5 billion
0.125%	on the next $5 billion
0.100%	on the next $10 billion
0.075%	on assets in excess of $20 billion

The administrative fee received during any fiscal year shall be at least $150,000 per portfolio and $40,000 per each additional class of Shares. FAS may voluntarily choose to waive any portion of its fee. FAS can modify or terminate this voluntary waiver at any time at its sole discretion.

Shareholder Services Fee

Under the terms of a Shareholder Services Agreement with Federated Shareholder Services Company ("FSSC"), the Fund will pay FSSC up to 0.25% of the average daily net assets of the Fund's Shares for the period. The fee paid to FSSC is used to finance certain services for shareholders and to maintain shareholder accounts. FSSC may voluntarily choose to waive any portion of its fee. FSSC can modify or terminate this voluntary waiver at any time at its sole discretion.

Transfer and Dividend Disbursing Agent Fees and Expenses

Federated Services Company ("FServ"), through its subsidiary FSSC, serves as transfer and dividend disbursing agent for the Fund. The fee paid to FSSC is based on the size, type and number of accounts and transactions made by shareholders. FSSC may voluntarily choose to waive any portion of its fee. FSSC can modify or terminate this voluntary waiver at any time at its sole discretion.

Portfolio Accounting Fees

Prior to January 1, 2004, FServ maintained the Fund's accounting records for which it received a fee. The fee was based on the level of the Fund's average daily net assets for the period, plus out-of-pocket expenses. The fee paid to FServ during the reporting period was $11,394, after voluntary waiver, if applicable.

Interfund Transactions

During the six months ended April 30, 2004, the Fund engaged in purchase and sale transactions with funds that have a common investment adviser (or affiliated investment advisers), common Directors/Trustees, and/or common Officers. These purchase and sale transactions complied with Rule 17a-7 under the Act and amounted to $163,625,000 and $186,425,000, respectively.

General

Certain of the Officers and Trustees of the Trust are Officers and Directors or Trustees of the above companies.

6. CONCENTRATION OF CREDIT RISK

Since the Fund invests a substantial portion of its assets in issuers located in one state, it will be more susceptible to factors adversely affecting issuers of that state than would be a comparable tax-exempt mutual fund that invests nationally. In order to reduce the credit risk associated with such factors, at April 30, 2004, 64.5% of the securities in the portfolio of investments are backed by letters of credit or bond insurance of various financial institutions and financial guaranty assurance agencies. The percentage of investments insured by or supported (backed) by a letter of credit from any one institution or agency did not exceed 8.6% of total investments.

7. LEGAL PROCEEDINGS

In October 2003, Federated Investors, Inc. and various subsidiaries thereof (including the advisers and distributor for various investment companies, collectively, "Federated"), along with various investment companies sponsored by Federated ("Funds"), were named as defendants in several class action lawsuits now pending in the United States District Court for the District of Maryland seeking damages of unspecified amounts. The lawsuits were purportedly filed on behalf of people who purchased, owned and/or redeemed shares of Federated-sponsored mutual funds during specified periods beginning November 1, 1998. The suits are generally similar in alleging that Federated engaged in illegal and improper trading practices including market timing and late trading in concert with certain institutional traders, which allegedly caused financial injury to the mutual fund shareholders. The Board of the Funds has retained the law firm of Dickstein Shapiro Morin & Oshinsky LLP to represent the Funds in these lawsuits. Federated and the Funds, and their respective counsel, are reviewing the allegations and will respond appropriately. Additional lawsuits based upon similar allegations have been filed, and others may be filed in the future. Although Federated does not believe that these lawsuits will have a material adverse effect on the Funds, there can be no assurance that these suits, the ongoing adverse publicity and/or other developments resulting from related regulatory investigations will not result in increased Fund redemptions, reduced sales of Fund shares, or other adverse consequences for the Funds.

Mutual funds are not bank deposits or obligations, are not guaranteed by any bank, and are not insured or guaranteed by the U.S. government, the Federal Deposit Insurance Corporation, the Federal Reserve Board, or any other government agency. Investment in mutual funds involves investment risk, including the possible loss of principal. Although money market funds seek to preserve the value of your investment at $1.00 per share, it is possible to lose money by investing in these funds.

This report is authorized for distribution to prospective investors only when preceded or accompanied by the Fund's prospectus, which contains facts concerning its objective and policies, management fees, expenses, and other information.

VOTING PROXIES ON FUND PORTFOLIO SECURITIES

A description of the policies and procedures that the Fund uses to determine how to vote proxies relating to securities held in the Fund's portfolio is available, without charge and upon request, by calling 1-800-341-7400. This information is also available from the EDGAR database on the SEC's Internet site at http://www.sec.gov.

IMPORTANT NOTICE ABOUT FUND DOCUMENT DELIVERY

In an effort to reduce costs and avoid duplicate mailings, the Fund(s) intend to deliver a single copy of certain documents to each household in which more than one shareholder of the Fund(s) resides (so-called "householding"), as permitted by applicable rules. The Fund's "householding" program covers its/their Prospectus and Statement of Additional Information, and supplements to each, as well as Semi-Annual and Annual Shareholder Reports and any Proxies or information statements. Shareholders must give their written consent to participate in the "householding" program. The Fund is also permitted to treat a shareholder as having given consent ("implied consent") if (i) shareholders with the same last name, or believed to be members of the same family, reside at the same street address or receive mail at the same post office box, (ii) the Fund gives notice of its intent to "household" at least sixty (60) days before it begins "householding" and (iii) none of the shareholders in the household have notified the Fund(s) or their agent of the desire to "opt out" of "householding." Shareholders who have granted written consent, or have been deemed to have granted implied consent, can revoke that consent and opt out of "householding" at any time: shareholders who purchased shares through an intermediary should contact their representative; other shareholders may call the Fund at 1-800-341-7400.

Federated Investors
World-Class Investment Manager

Connecticut Municipal Cash Trust
Federated Investors Funds
5800 Corporate Drive
Pittsburgh, PA 15237-7000
www.federatedinvestors.com

Contact us at 1-800-341-7400 or
www.federatedinvestors.com/contact

Federated Securities Corp., Distributor

Cusip 60934N559

Federated is a registered mark of Federated Investors, Inc. 2004 ©Federated Investors, Inc.

0052406 (6/04)

Federated Investors
World-Class Investment Manager

Federated Tax-Free Trust

A Portfolio of Money Market Obligations Trust

SEMI-ANNUAL SHAREHOLDER REPORT

April 30, 2004

FINANCIAL HIGHLIGHTS
FINANCIAL STATEMENTS
VOTING PROXIES ON FUND PORTFOLIO SECURITIES

NOT FDIC INSURED * MAY LOSE VALUE * NO BANK GUARANTEE

Financial Highlights

(For a Share Outstanding Throughout Each Period)

	Six Months Ended (unaudited)	Year Ended October 31,			Period Ended	Year Ended November 30,
	4/30/2004	2003	2002	2001	10/31/2000 [1]	1999	1998
Net Asset Value, Beginning of Period	$1.00	$1.00	$1.00	$1.00	$1.00	$1.00	$1.00
Income From Investment Operations:
Net investment income	0.003	0.008	0.012	0.029	0.034	0.029	0.032
Net realized gain (loss) on investments	--	0.000 [2]	(0.000)[2]	0.000 [2]	0.000 [2]	0.000 [2]	0.000

TOTAL FROM INVESTMENT OPERATIONS	0.003	0.008	0.012	0.029	0.034	0.029	0.032

Less Distributions:

Distributions from net investment income	(0.003)	(0.008)	(0.012)	(0.029)	(0.034)	(0.029)	(0.032)

Net Asset Value, End of Period	$1.00	$1.00	$1.00	$1.00	$1.00	$1.00	$1.00

Total Return[3]	0.34%	0.80%	1.24%	2.98%	3.46%	2.95%	3.21%

Ratios to Average Net Assets:

Expenses	0.45%[4]	0.45%	0.45%	0.45%	0.45%[4]	0.45%	0.45%

Net investment income	0.67%[4]	0.81%	1.22%	2.93%	3.70%[4]	2.90%	3.17

Supplemental Data:

Net assets, end of period (000 omitted)	$251,999	$334,439	$584,103	$581,401	$559,520	$527,701	$517,887

1 The Fund changed its fiscal year-end from November 30 to October 31.

2 Represents less than $0.001.

3 Based on net asset value, which does not reflect the sales charge or contingent deferred sales charge, if applicable.

4 Computed on an annualized basis.

See Notes which are an integral part of the Financial Statements

Portfolio of Investments

April 30, 2004 (unaudited)

Principal Amount			Value
		SHORT-TERM MUNICIPALS--99.5%[1]
		Alabama--4.0%
$3,750,000		Alabama HFA Single Family (Series 2000A:Turtle Lake), Weekly VRDNs (Double Lake Ventures LLC)/(FNMA LOC)	$3,750,000
1,000,000		Alabama State Public School & College Authority, PUTTERs (Series 124), Weekly VRDNs (FGIC INS)/(J.P. Morgan Chase & Co. LIQ)	1,000,000
1,500,000		Anniston, AL, IDB (Series 1989A), Weekly VRDNs (Union Foundry Co.)/ (Amsouth Bank N.A., Birmingham LOC)	1,500,000
3,783,000		Gardendale, AL (Series 2002B), Weekly VRDNs (Forest Ridge Apartments)/(FHLMC LOC)	3,783,000

		TOTAL	10,033,000

		Arizona--0.6%
1,500,000		Maricopa County, AZ Unified School District No. 11 (Series 2003), 1.25% Bonds (FSA INS), 7/1/2004	1,500,247

		California--3.1%
4,000,000	[2]	California State, RAWS (Series 2003 FR/RI-F11J), 1.20% TOBs (Lehman Brothers Holdings, Inc. SWP) 6/16/2004	4,000,000
3,750,000	[2]	California State, RAWS (Series 2003 FR/RI-F8J), 1.05% TOBs (Lehman Brothers Holdings, Inc. SWP), Optional Tender 6/1/2004	3,750,000

		TOTAL	7,750,000

		Colorado--0.6%
1,445,000		Loveland, CO, IDR (Series 1993S), 1.20% TOBs (Safeway, Inc.)/(Deutsche Bank Trust Co. Americas LOC), Mandatory Tender 6/1/2004	1,445,000

		Florida--2.2%
4,500,000	[2]	ABN AMRO MuniTOPS Certificates Trust (Florida Non-AMT)/(Series 1998-9), 1.08% TOBs (Florida State Board of Education Capital Outlay)/(FSA INS)/ (ABN AMRO Bank NV, Amsterdam LIQ), Optional Tender 1/12/2005	4,500,000
1,000,000		St. Lucie County, FL PCR (Series 2000), Daily VRDNs (Florida Power & Light Co.)	1,000,000

		TOTAL	5,500,000

		Illinois--10.4%
4,610,000		Channahon, IL (Series 2003A), Weekly VRDNs (Morris Hospital)/(U.S. Bank N.A., Cincinnati LOC)	4,610,000
4,000,000		Chicago, IL Board of Education, Variable Rate Certificates (Series 1996BB), Weekly VRDNs (MBIA Insurance Corp. INS)/(Bank of America N.A. LIQ)	4,000,000
12,510,000		Illinois Health Facilities Authority (Series 1997B), Weekly VRDNs (Advocate Healthcare Network)/(Bank One N.A. (Chicago), Bank of America N.A. and Northern Trust Co., Chicago, IL LIQs)	12,510,000
4,890,000		Illinois Health Facilities Authority (Series A), 9.25% Bonds (Edgewater Hospital & Medical Center, IL)/(United States Treasury PRF), 7/1/2004 (@102)	5,053,658

		TOTAL	26,173,658

Principal Amount			Value
		SHORT-TERM MUNICIPALS--continued[1]
		Indiana--2.0%
$5,000,000		Frankfort, IN EDA (Series 2004), Weekly VRDNs (Wesley Manor, Inc.)/ (KeyBank, N.A. LOC)	$5,000,000

		Kentucky--3.0%
7,500,000		Boone County, KY Weekly VRDNs (Bemis Co., Inc.)	7,500,000

		Louisiana--0.4%
1,060,000		Louisiana Local Government Environmental Facilities Community Development Authority, 2.00% Bonds (Washington Parish Road)/(AMBAC INS), 5/1/2004	1,060,000

		Maryland--2.1%
4,000,000	[2]	ABN AMRO MuniTOPS Certificates Trust (Maryland Non-AMT)/ (Series 2003-19), 1.09% TOBs (Baltimore, MD)/(FGIC INS)/(ABN AMRO Bank NV, Amsterdam LIQ), Optional Tender 11/3/2004	4,000,000
1,200,000		Montgomery County, MD EDR, Weekly VRDNs (U.S. Pharmacopeial Convention Facility)/(J.P. Morgan Chase Bank LOC)	1,200,000

		TOTAL	5,200,000

		Massachusetts--1.1%
2,892,000		Gateway, MA Regional School District, 2.25% BANs, 5/5/2004	2,892,312

		Michigan--2.6%
2,000,000		ABN AMRO MuniTOPS Certificates Trust (Michigan Non-AMT)/ (Series 1998-11), Weekly VRDNs (DeWitt, MI Public Schools)/(FSA INS)/ (ABN AMRO Bank NV, Amsterdam LIQ)	2,000,000
500,000		Allen Park, MI Public School District, ROCs (Series 4007), Weekly VRDNs (Michigan State GTD)/(Citigroup Global Markets Holdings, Inc. LIQ)	500,000
80,000		Detroit, MI City School District, Variable Rate Certificates (Series 2001P), Weekly VRDNs (FSA INS)/(Bank of America N.A. LIQ)	80,000
4,000,000		Michigan Municipal Bond Authority, 2.00% RANs (J.P. Morgan Chase Bank LOC), 8/23/2004	4,011,962

		TOTAL	6,591,962

		Minnesota--2.2%
2,000,000		Minneapolis/St. Paul, MN Metropolitan Airports Commission, SGA 127 (Series 2001), Weekly VRDNs (FGIC INS)/(Societe Generale, Paris LIQ)	2,000,000
2,655,000		New Hope, MN (Series 2003A), Weekly VRDNs (Broadway Lanel)/(FNMA LOC)	2,655,000
1,000,000		Seaway Port Authority of Duluth, MN (Series 2000), Weekly VRDNs (St. Lawrence Cement Inc.)/(Wachovia Bank N.A. LOC)	1,000,000

		TOTAL	5,655,000

		Missouri--1.1%
2,715,000		Howell County, MO IDA (Series 1992), 1.20% TOBs (Safeway, Inc.)/ (Deutsche Bank AG LOC), Mandatory Tender 8/2/2004	2,715,000

Principal Amount			Value
		SHORT-TERM MUNICIPALS--continued[1]
		Multi State--6.8%
$1,953,689		ABN AMRO Chicago Corp. 1997-1 LeaseTOPS Trust, Weekly VRDNs (Lasalle Bank, N.A. LIQ)/(Lasalle Bank, N.A. LOC)	$1,953,689
6,987,000		Clipper Tax-Exempt Certificates Trust (Non-AMT Multistate)/(Series 1998-2), Weekly VRDNs (State Street Bank and Trust Co. LIQ)	6,987,000
1,554,335		Koch Floating Rate Trust (Multistate Non-AMT)/(Series 2000-1), Weekly VRDNs (AMBAC INS)/(State Street Bank and Trust Co. LIQ)	1,554,335
1,563,654		Koch Floating Rate Trust (Multistate Non-AMT)/(Series 2001-1), Weekly VRDNs (AMBAC INS)/(State Street Bank and Trust Co. LIQ)	1,563,654
4,985,000		TICs/TOCs MuniMae Trust (Series 2002-1M), Weekly VRDNs (MBIA Insurance Corp. INS)/(Bayerische Landesbank Girozentrale and Landesbank Baden-Wuerttemberg LIQs)	4,985,000

		TOTAL	17,043,678

		Nevada--0.9%
2,340,000		Nevada State, PT-1714, Weekly VRDNs (FSA INS)/(Westdeutsche Landesbank AG LIQ)	2,340,000

		New York--4.0%
10,000,000		Buffalo, NY, 2.75% RANs (Bank of New York LOC), 7/29/2004	10,040,373

		Ohio--4.2%
1,000,000		Columbus, OH Sewer System, 5.00% Bonds, 6/1/2004	1,003,226
3,915,000		Cuyahoga County, OH Healthcare Facilities (Series 1999), Weekly VRDNs (Hospice of the Western Reserve)/(Fifth Third Bank, Cincinnati LOC)	3,915,000
4,000,000		Lake County, OH, Weekly VRDNs (Lake County, OH Hospital System, Inc.)/ (Radian Asset Assurance INS)/(Fleet National Bank LIQ)	4,000,000
1,575,000		Ohio State, Coal Development, 2.00% Bonds, 2/1/2005	1,586,265

		TOTAL	10,504,491

		Oklahoma--6.7%
2,440,000		Muskogee, OK Industrial Trust (Series 1985), Weekly VRDNs (Muskogee Mall LP)/(Bank of America N.A. LOC)	2,440,000
2,810,000		Muskogee, OK Industrial Trust (Series 1985), Weekly VRDNs (Warmack Muskogee Ltd. Partnership)/(Bank of America N.A. LOC)	2,810,000
11,640,000		Tulsa, OK International Airport, Variable Rate Certificates (Series 1997B-2), Weekly VRDNs (MBIA Insurance Corp. INS)/(Bank of America N.A. LIQ)	11,640,000

		TOTAL	16,890,000

Principal Amount			Value
		SHORT-TERM MUNICIPALS--continued[1]
		Pennsylvania--9.5%
$11,000,000		Doylestown Hospital Authority, PA (Series 1998B), Weekly VRDNs (Doylestown Hospital, PA)/(AMBAC INS)/(PNC Bank, N.A. LIQ)	$11,000,000
3,000,000		Doylestown Hospital Authority, PA (Series 1998C), Weekly VRDNs (Doylestown Hospital, PA)/(AMBAC INS)/(PNC Bank, N.A. LIQ)	3,000,000
3,915,000		Pennsylvania State Higher Education Facilities Authority, (PT-802), Weekly VRDNs (Phoenixville Hospital)/(Merrill Lynch & Co., Inc. LIQ)/(Merrill Lynch & Co., Inc. LOC)	3,915,000
5,995,000		Pennsylvania State Higher Education Facilities Authority, ROCS (Series 1018), Weekly VRDNs (AMBAC INS)/(Citigroup Global Markets Holdings, Inc. LIQ)	5,995,000

		TOTAL	23,910,000

		Rhode Island--2.0%
5,000,000		East Providence, RI, 2.00% BANs, 5/21/2004	5,002,430

		South Carolina--3.9%
9,905,000	[2]	Grand Strand Water & Sewage Authority, SC, MERLOTS (Series 2001-A118), 1.25% TOBs (FSA INS)/(Wachovia Bank N.A. LIQ), Optional Tender 11/10/2004	9,905,000

		Texas--17.5%
3,528,000		ABN AMRO MuniTOPS Certificates Trust (Multistate Non-AMT)/ (Series 1998-24), Weekly VRDNs (Barbers Hill, TX ISD)/(Texas Permanent School Fund Guarantee Program GTD)/(ABN AMRO Bank NV, Amsterdam LIQ)	3,528,000
10,215,000		Harris County, TX HFDC (Series 2000), Weekly VRDNs (Brazos Presbyterian Homes, Inc.)/(Allied Irish Banks PLC LOC)	10,215,000
1,035,000		Houston, TX ISD, Floater Certificates (Series 1998-133), Weekly VRDNs (Texas Permanent School Fund Guarantee Program GTD)/(Morgan Stanley LIQ)	1,035,000
3,875,000	[2]	Houston, TX, ROCS (Series 242), 1.25% TOBs (MBIA Insurance Corp. INS)/ (Citigroup Global Markets Holdings, Inc. LIQ), Optional Tender 10/21/2004	3,875,000
3,020,000		Kendall County, TX Health Facilities Development Corp. (Series 2002-B), Weekly VRDNs (Morningside Ministries Foundation, Inc.)/(Bank One N.A. (Chicago) LOC)	3,020,000
3,500,000		Lower Colorado River Authority, TX (Series 2000 ZZZ), Weekly VRDNs (FSA INS)/(Wachovia Bank N.A. LIQ)	3,500,000
3,985,000		Lower Colorado River Authority, TX, MERLOTS (2000 RRR), Weekly VRDNs (FSA INS)/(Wachovia Bank N.A. LIQ)	3,985,000
10,000		TX Pooled Tax Exempt Trust, COPs (Series 1996), Weekly VRDNs (Bank One N.A. (Chicago) LOC)	10,000
15,000,000		Texas State, 2.00% TRANs, 8/31/2004	15,042,030

		TOTAL	44,210,030

Principal Amount			Value
		SHORT-TERM MUNICIPALS--continued[1]
		Washington--0.8%
$2,135,000		Washington State, MERLOTS (Series 2001-A101), Weekly VRDNs (FGIC INS)/ (Wachovia Bank N.A. LIQ)	$2,135,000

		West Virginia--2.3%
5,685,000		Cabell County Commission, WV (Series 1995), Weekly VRDNs (Foster Foundation)/ (Huntington National Bank, Columbus, OH LOC)	5,685,000

		Wisconsin--5.5%
7,000,000		University of Wisconsin Hospital and Clinics Authority, MERLOTS (Series 2000RR), Weekly VRDNs (FSA INS)/(Wachovia Bank N.A. LIQ)	7,000,000
7,000,000		Wisconsin State HEFA (Series 2001), Weekly VRDNs (Wisconsin Lutheran College)/(U.S. Bank N.A., Cincinnati LOC)	7,000,000

		TOTAL	14,000,000

		TOTAL INVESTMENTS--99.5% (AT AMORTIZED COST)[3]	250,682,181

		OTHER ASSETS AND LIABILITIES - NET--0.5%	1,316,550

		TOTAL NET ASSETS--100%	$251,998,731

At April 30, 2004, the Fund holds no securities that are subject to the federal alternative minimum tax ("AMT").

1 The Fund may only invest in securities rated in one of the two highest short-term rating categories by nationally recognized statistical rating organizations ("NRSROs") or unrated securities of comparable quality. An NRSRO's two highest rating categories are determined without regard for sub-categories and gradations. For example, securities rated SP-1+, SP-1 or SP-2 by Standard & Poor's, MIG-1 or MIG-2 by Moody's Investors Service, or F-1+, F-1 or F-2 by Fitch Ratings, are all considered rated in one of the two highest short-term rating categories.

Securities rated in the highest short-term rating category (and unrated securities of comparable quality) are identified as First Tier securities. Securities rated in the second highest short-term rating category (and unrated securities of comparable quality) are identified as Second Tier securities. The Fund follows applicable regulations in determining whether a security is rated and whether a security rated by multiple NRSROs in different rating categories should be identified as a First or Second Tier security.

At April 30, 2004, the portfolio securities were rated as follows:

Tier Rating Percentages Based on Total Market Value

First Tier	Second Tier
100.0%	0.0%

2 Denotes a restricted security which is subject to restrictions on resale under federal securities laws. These securities have been deemed liquid based upon criteria approved by the Fund's Board of Trustees. At April 30, 2004, these securities amounted to $30,030,000 which represents 11.9% of total net assets.

3 Also represents cost for federal tax purposes.

Note: The categories of investments are shown as a percentage of total net assets at April 30, 2004.

The following acronyms are used throughout this portfolio:

AMBAC	--American Municipal Bond Assurance Corporation
AMT	--Alternative Minimum Tax
BANs	--Bond Anticipation Notes
COPs	--Certificates of Participation
EDA	--Economic Development Authority
EDR	--Economic Development Revenue
FGIC	--Financial Guaranty Insurance Company
FHLMC	--Federal Home Loan Mortgage Corporation
FNMA	--Federal National Mortgage Association
FSA	--Financial Security Assurance
GTD	--Guaranteed
HEFA	--Health and Education Facilities Authority
HFA	--Housing Finance Authority
HFDC	--Health Facility Development Corporation
IDA	--Industrial Development Authority
IDB	--Industrial Development Bond
IDR	--Industrial Development Revenue
INS	--Insured
ISD	--Independent School District
LIQ(s)	--Liquidity Agreement(s)
LOC	--Letter of Credit
MERLOTS	--Municipal Exempt Receipts -- Liquidity Optional Tender Series
PCR	--Pollution Control Revenue
PRF	--Prerefunded
PUTTERs	--Puttable Tax-Exempt Receipts
RANs	--Revenue Anticipation Notes
RAWs	--Revenue Anticipation Warrants
ROCs	--Reset Option Certificates
SWP	--Swap Agreement
TICs	--Trust Inverse Certificates
TOBs	--Tender Option Bonds
TOCs	--Tender Option Certificates
TOPs	--Tender Obligation Participating Securities
TRANs	--Tax and Revenue Anticipation Notes
VRDNs	--Variable Rate Demand Notes

See Notes which are an integral part of the Financial Statements

Statement of Assets and Liabilities

April 30, 2004 (unaudited)

Assets:
Total investments in securities, at amortized cost and value		$250,682,181
Cash		229,391
Income receivable		1,243,405
Receivable for shares sold		1,628
Prepaid expenses		7,206

TOTAL ASSETS		252,163,811

Liabilities:
Payable for shares redeemed	$27,142
Income distribution payable	117,851
Payable for transfer and dividend disbursing agent fees and expenses (Note 5)	8,553
Payable for Directors'/Trustees' fees	556
Payable for shareholder services fee (Note 5)	10,978

TOTAL LIABILITIES		165,080

Net assets for 252,011,435 shares outstanding		$251,998,731

Net Assets Consist of:
Paid in capital		$252,003,574
Accumulated net realized loss on investments		(4,720)
Distributions in excess of net investment income		(123)

TOTAL NET ASSETS		$251,998,731

Net Asset Value, Offering Price and Redemption Proceeds Per Share:
$251,998,731÷ 252,011,435 shares outstanding		$1.00

See Notes which are an integral part of the Financial Statements

Statement of Operations

Six Months Ended April 30, 2004 (unaudited)

Investment Income:
Interest			$1,710,716

Expenses:
Investment adviser fee (Note 5)		$605,861
Administrative personnel and services fee (Note 5)		121,021
Custodian fees		8,235
Transfer and dividend disbursing agent fees and expenses (Note 5)		18,037
Directors'/Trustees' fees		1,982
Auditing fees		6,384
Legal fees		7,506
Portfolio accounting fees (Note 5)		35,634
Shareholder services fee (Note 5)		378,663
Share registration costs		8,542
Printing and postage		6,832
Insurance premiums		1,056
Miscellaneous		3,977

TOTAL EXPENSES		1,203,730

Waivers (Note 5):
Waiver of investment adviser fee	$(197,493)
Waiver of administrative personnel and services fee	(5,604)
Waiver of transfer and dividend disbursing agent fees and expenses	(7,564)
Waiver of shareholder services fee	(302,931)

TOTAL WAIVERS		(513,592)

Net expenses			690,138

Net investment income			$1,020,578

See Notes which are an integral part of the Financial Statements

Statement of Changes in Net Assets

	Six Months Ended (unaudited) 4/30/2004	Year Ended 10/31/2003
Increase (Decrease) in Net Assets
Operations:
Net investment income	$1,020,578	$4,228,124
Net realized gain on investments	--	16,500

CHANGE IN NET ASSETS RESULTING FROM OPERATIONS	1,020,578	4,244,624

Distributions to Shareholders:
Distributions from net investment income	(1,020,740)	(4,228,085)

Share Transactions:
Proceeds from sale of shares	237,444,010	893,975,395
Net asset value of shares issued to shareholders in payment of distributions declared	214,674	460,352
Cost of shares redeemed	(320,099,108)	(1,144,115,983)

CHANGE IN NET ASSETS RESULTING FROM SHARE TRANSACTIONS	(82,440,424)	(249,680,236)

Change in net assets	(82,440,586)	(249,663,697)

Net Assets:
Beginning of period	334,439,317	584,103,014

End of period (including undistributed (distributions in excess of) net investment income of $(123) and $39, respectively)	$251,998,731	$334,439,317

See Notes which are an integral part of the Financial Statements

Notes to Financial Statements

April 30, 2004 (unaudited)

1. ORGANIZATION

Money Market Obligations Trust (the "Trust") is registered under the Investment Company Act of 1940, as amended (the "Act"), as an open-end, management investment company. The Trust consists of 41 portfolios. The financial statements included herein are only those of Federated Tax-Free Trust (the "Fund"). The financial statements of the other portfolios are presented separately. The assets of each portfolio are segregated and a shareholder's interest is limited to the portfolio in which shares are held. The investment objective of the Fund is to provide dividend income exempt from federal regular income taxes while seeking relative stability of principal.

2. SIGNIFICANT ACCOUNTING POLICIES

The following is a summary of significant accounting policies consistently followed by the Fund in the preparation of its financial statements. These policies are in conformity with generally accepted accounting principles ("GAAP") in the United States of America.

Investment Valuation

The Fund uses the amortized cost method to value its portfolio securities in accordance with Rule 2a-7 under the Act.

Investment Income, Expenses and Distributions

Interest income and expenses are accrued daily. Distributions to shareholders are recorded on the ex-dividend date.

Premium and Discount Amortization

All premiums and discounts are amortized/accreted.

Federal Taxes

It is the Fund's policy to comply with the Subchapter M provision of the Internal Revenue Code (the "Code") and to distribute to shareholders each year substantially all of its income. Accordingly, no provision for federal tax is necessary.

When-Issued and Delayed Delivery Transactions

The Fund may engage in when-issued or delayed delivery transactions. The Fund records when-issued securities on the trade date and maintains security positions such that sufficient liquid assets will be available to make payment for the securities purchased. Securities purchased on a when-issued or delayed delivery basis are marked to market daily and begin earning interest on the settlement date. Losses may occur on these transactions due to changes in market conditions or the failure of counterparties to perform under the contract.

Restricted Securities

Restricted securities are securities that may only be resold upon registration under federal securities laws or in transactions exempt from such registration. Many restricted securities may be resold in the secondary market in transactions exempt from registration. In some cases, the restricted securities may be resold without registration upon exercise of a demand feature. Such restricted securities may be determined to be liquid under criteria established by the Board of Trustees (the "Trustees"). The Fund will not incur any registration costs upon such resales. Restricted securities are valued at amortized cost in accordance with Rule 2a-7 under the Act.

Use of Estimates

The preparation of financial statements in conformity with GAAP requires management to make estimates and assumptions that affect the amounts of assets, liabilities, expenses and revenues reported in the financial statements. Actual results could differ from those estimated.

Other

Investment transactions are accounted for on a trade date basis.

3. SHARES OF BENEFICIAL INTEREST

The Declaration of Trust permits the Trustees to issue an unlimited number of full and fractional shares of beneficial interest (without par value). At April 30, 2004, capital paid-in aggregated $252,003,574.

Transactions in shares were as follows:

	Six Months Ended 4/30/2004	Year Ended 10/31/2003
Shares sold	237,444,010	893,975,395
Shares issued to shareholders in payment of distributions declared	214,674	460,352
Shares redeemed	(320,099,108)	(1,144,115,983)

NET CHANGE RESULTING FROM SHARE TRANSACTIONS	(82,440,424)	(249,680,236)

4. FEDERAL TAX INFORMATION

At October 31, 2003, the Fund had a capital loss carryforward of $4,720, which will reduce the Fund's taxable income arising from the future net realized gain on investments, if any, to the extent permitted by the Code, and thus will reduce the amount of distributions to shareholders which would otherwise be necessary to relieve the Fund of any liability for federal tax. Pursuant to the Code, such capital loss carryforward will expire in 2006.

5. INVESTMENT ADVISER FEE AND OTHER TRANSACTIONS WITH AFFILIATES

Investment Adviser Fee

Federated Investment Management Company, the Fund's investment adviser (the "Adviser"), receives for its services an annual investment adviser fee equal to 0.40% of the Fund's average daily net assets. The Adviser will waive, to the extent of its adviser fee, the amount, if any, by which the Fund's aggregate annual operating expenses exceed 0.45% of average daily net assets of the Fund.

Administrative Fee

Federated Administrative Services ("FAS"), under the Administrative Services Agreement, provides the Fund with administrative personnel and services. The fee paid to FAS is based on the average aggregate daily net assets of all Federated funds as specified below:

Maximum Administrative Fee	Average Aggregate Daily Net Assets of the Federated Funds
0.150%	on the first $5 billion
0.125%	on the next $5 billion
0.100%	on the next $10 billion
0.075%	on assets in excess of $20 billion

The administrative fee received during any fiscal year shall be at least $150,000 per portfolio and $40,000 per each additional class of Shares. FAS may voluntarily choose to waive any portion of its fee. FAS can modify or terminate this voluntary waiver at any time at its sole discretion.

Shareholder Services Fee

Under the terms of a Shareholder Services Agreement with Federated Shareholder Services Company ("FSSC"), the Fund will pay FSSC up to 0.25% of the average daily net assets of the Fund's Shares for the period. The fee paid to FSSC is used to finance certain services for shareholders and to maintain shareholder accounts. FSSC may voluntarily choose to waive any portion of its fee. FSSC can modify or terminate this voluntary waiver at any time at its sole discretion.

Transfer and Dividend Disbursing Agent Fees and Expenses

Federated Services Company ("FServ"), through its subsidiary FSSC, serves as transfer and dividend disbursing agent for the Fund. The fee paid to FSSC is based on the size, type and number of accounts and transactions made by shareholders. FSSC may voluntarily choose to waive any portion of its fee. FSSC can modify or terminate this voluntary waiver at any time at its sole discretion.

Portfolio Accounting Fees

Prior to January 1, 2004, FServ maintained the Fund's accounting records for which it received a fee. The fee was based on the level of the Fund's average daily net assets for the period, plus out-of-pocket expenses. The fee paid to FServ during the reporting period was $11,907, after voluntary waiver, if applicable.

Interfund Transactions

During the six months ended April 30, 2004, the Fund engaged in purchase and sale transactions with funds that have a common investment adviser (or affiliated investment advisers), common Directors/Trustees, and /or common Officers. These purchase and sale transactions complied with Rule 17a-7 under the Act and amounted to $163,090,000 and $190,890,000, respectively.

General

Certain of the Officers and Trustees of the Fund are Officers and Directors or Trustees of the above companies.

6. LEGAL PROCEEDINGS

In October 2003, Federated Investors, Inc. and various subsidiaries thereof (including the advisers and distributor for various investment companies, collectively, "Federated"), along with various investment companies sponsored by Federated ("Funds"), were named as defendants in several class action lawsuits now pending in the United States District Court for the District of Maryland seeking damages of unspecified amounts. The lawsuits were purportedly filed on behalf of people who purchased, owned and/or redeemed shares of Federated-sponsored mutual funds during specified periods beginning November 1, 1998. The suits are generally similar in alleging that Federated engaged in illegal and improper trading practices including market timing and late trading in concert with certain institutional traders, which allegedly caused financial injury to the mutual fund shareholders. The Board of the Funds has retained the law firm of Dickstein Shapiro Morin & Oshinsky LLP to represent the Funds in these lawsuits. Federated and the Funds, and their respective counsel, are reviewing the allegations and will respond appropriately. Additional lawsuits based upon similar allegations have been filed, and others may be filed in the future. Although Federated does not believe that these lawsuits will have a material adverse effect on the Funds, there can be no assurance that these suits, the ongoing adverse publicity and/or other developments resulting from related regulatory investigations will not result in increased Fund redemptions, reduced sales of Fund shares, or other adverse consequences for the Funds.

Mutual funds are not bank deposits or obligations, are not guaranteed by any bank, and are not insured or guaranteed by the U.S. government, the Federal Deposit Insurance Corporation, the Federal Reserve Board or any other government agency. Investment in mutual funds involves investment risk, including the possible loss of principal. Although money market funds seek to preserve the value of your investment at $1.00 per share, it is possible to lose money by investing in these funds.

This report is authorized for distribution to prospective investors only when preceded or accompanied by the fund's prospectus, which contains facts concerning its objective and policies, management fees, expenses and other information.

VOTING PROXIES ON FUND PORTFOLIO SECURITIES

A description of the policies and procedures that the Fund uses to determine how to vote proxies relating to securities held in the Fund's portfolio is available, without charge and upon request, by calling 1-800-341-7400. This information is also available from the EDGAR database on the SEC's Internet site at http://www.sec.gov.

IMPORTANT NOTICE ABOUT FUND DOCUMENT DELIVERY

In an effort to reduce costs and avoid duplicate mailings, the Fund(s) intend to deliver a single copy of certain documents to each household in which more than one shareholder of the Fund(s) resides (so-called "householding"), as permitted by applicable rules. The Fund's "householding" program covers its/their Prospectus and Statement of Additional Information, and supplements to each, as well as Semi-Annual and Annual Shareholder Reports and any Proxies or information statements. Shareholders must give their written consent to participate in the "householding" program. The Fund is also permitted to treat a shareholder as having given consent ("implied consent") if (i) shareholders with the same last name, or believed to be members of the same family, reside at the same street address or receive mail at the same post office box, (ii) the Fund gives notice of its intent to "household" at least sixty (60) days before it begins "householding" and (iii) none of the shareholders in the household have notified the Fund(s) or their agent of the desire to "opt out" of "householding." Shareholders who have granted written consent, or have been deemed to have granted implied consent, can revoke that consent and opt out of "householding" at any time: shareholders who purchased shares through an intermediary should contact their representative; other shareholders may call the Fund at 1-800-341-7400.

Federated Investors
World-Class Investment Manager

Federated Tax-Free Trust
Federated Investors Funds
5800 Corporate Drive
Pittsburgh, PA 15237-7000
www.federatedinvestors.com

Contact us at 1-800-341-7400 or
www.federatedinvestors.com/contact

Federated Securities Corp., Distributor

Cusip 60934N666

Federated is a registered mark of Federated Investors, Inc. 2004 ©Federated Investors, Inc.

8070103 (6/04)

Federated Investors
World-Class Investment Manager

Florida Municipal Cash Trust

A Portfolio of Money Market Obligations Trust

SEMI-ANNUAL SHAREHOLDER REPORT

April 30, 2004

Institutional Shares
Cash II Shares

FINANCIAL HIGHLIGHTS

FINANCIAL STATEMENTS

VOTING PROXIES ON FUND PORTFOLIO SECURITIES

NOT FDIC INSURED * MAY LOSE VALUE * NO BANK GUARANTEE

Financial Highlights -- Institutional Shares

(For a Share Outstanding Throughout Each Period)

	Six Months Ended (unaudited)	Year Ended October 31,
	4/30/2004	2003	2002	2001	2000	1999
Net Asset Value, Beginning of Period	$1.00	$1.00	$1.00	$1.00	$1.00	$1.00
Income From Investment Operations:
Net investment income	0.002	0.007	0.012	0.028	0.036	0.028
Net realized gain (loss) on investments	--	0.000 [1]	(0.000)[1]	--	--	--

TOTAL FROM INVESTMENT OPERATIONS	0.002	0.007	0.012	0.028	0.036	0.028

Less Distributions:
Distributions from net investment income	(0.002)	(0.007)	(0.012)	(0.028)	(0.036)	(0.028)

Net Asset Value, End of Period	$1.00	$1.00	$1.00	$1.00	$1.00	$1.00

Total Return[2]	0.25%	0.66%	1.16%	2.87%	3.70%	2.79%

Ratios to Average Net Assets:

Expenses	0.64%[3]	0.63%	0.64%	0.65%	0.59%	0.58%

Net investment income	0.51%[3]	0.64%	1.12%	2.83%	3.63%	2.76%

Expense waiver/reimbursement[4]	0.16%[3]	0.17%	0.15%	0.15%	0.20%	0.27%

Supplemental Data:

Net assets, end of period (000 omitted)	$264,181	$247,742	$220,597	$205,177	$189,580	$136,841

1 Represents less than $0.001.

2 Based on net asset value, which does not reflect the sales charge or contingent deferred sales charge, if applicable.

3 Computed on an annualized basis.

4 This voluntary expense decrease is reflected in both the expense and the net investment income ratios shown above.

See Notes which are an integral part of the Financial Statements

Financial Highlights -- Cash II Shares

(For a Share Outstanding Throughout Each Period)

	Six Months Ended (unaudited)	Year Ended October 31,
	4/30/2004	2003	2002	2001	2000	1999
Net Asset Value, Beginning of Period	$1.00	$1.00	$1.00	$1.00	$1.00	$1.00
Income From Investment Operations:
Net investment income	0.001	0.004	0.009	0.026	0.034	0.024
Net realized gain (loss) on investments	--	0.000 [1]	(0.000)[1]	--	--	--

TOTAL FROM INVESTMENT OPERATIONS	0.001	0.004	0.009	0.026	0.034	0.024

Less Distributions:
Distributions from net investment income	(0.001)	(0.004)	(0.009)	(0.026)	(0.034)	(0.024)

Net Asset Value, End of Period	$1.00	$1.00	$1.00	$1.00	$1.00	$1.00

Total Return[2]	0.12%	0.39%	0.90%	2.62%	3.43%	2.53%

Ratios to Average Net Assets:

Expenses	0.91%[3]	0.89%	0.90%	0.90%	0.85%	0.86%

Net investment income	0.23%[3]	0.36%	0.74%	2.73%	3.20%	2.52%

Expense waiver/reimbursement[4]	0.12%[3]	0.16%	0.14%	0.15%	0.19%	0.24%

Supplemental Data:

Net assets, end of period (000 omitted)	$93,397	$85,650	$77,280	$104,872	$112,603	$216,926

1 Represents less than $0.001.

2 Based on net asset value, which does not reflect the sales charge or contingent deferred sales charge, if applicable.

3 Computed on an annualized basis.

4 This voluntary expense decrease is reflected in both the expense and the net investment income ratios shown above.

See Notes which are an integral part of the Financial Statements

Portfolio of Investments

April 30, 2004 (unaudited)

Principal Amount			Value
		SHORT-TERM MUNICIPALS--99.9%[1]
		Arizona--0.7%
$2,500,000		Maricopa County, AZ, IDA, San Fernando Apartments (Series 2003), 1.20% TOBs (Transamerica Life Insurance and Annuity Co.), Mandatory Tender 6/14/2004	$2,500,000

		California--1.7%
3,750,000	[2]	California State, RAWs (Series 2003 FR/RI-F11J), 1.20% TOBs (Lehman Brothers Holdings, Inc. SWP) 6/16/2004	3,750,000
2,250,000	[2]	California State, RAWs (Series 2003 FR/RI-F8J), 1.05% TOBs (Lehman Brothers Holdings, Inc. SWP), Optional Tender 6/1/2004	2,250,000

		TOTAL	6,000,000

		Florida--80.9%
12,825,000	[2]	ABN AMRO MuniTOPS Certificates Trust (Florida Non-AMT)/(Series 1998-9), 1.08% TOBs (Florida State Board of Education Capital Outlay)/(FSA INS)/(ABN AMRO Bank NV, Amsterdam LIQ), Optional Tender 1/12/2005	12,825,000
3,920,000		ABN AMRO MuniTOPS Certificates Trust (Florida Non-AMT)/(Series 1999-11) Weekly VRDNs (Tampa Bay, FL Water Utility System)/(FGIC INS)/(ABN AMRO Bank NV, Amsterdam LIQ)	3,920,000
10,005,000		ABN AMRO MuniTOPS Certificates Trust (Florida Non-AMT)/(Series 2002-24), Weekly VRDNs (Escambia County, FL)/(AMBAC INS)/(ABN AMRO Bank NV, Amsterdam LIQ)	10,005,000
4,000,000		Alachua County, FL, IDRBs (Series 1997) Weekly VRDNs (Florida Rock Industries, Inc.)/(Bank of America, N.A. LOC)	4,000,000
10,555,000	[2]	Brevard County, FL HFA, (PT-472), 0.95% TOBs (Palm Place Apartments)/(FHLMC GTD)/(FHLMC LIQ), Optional Tender 6/10/2004	10,555,000
2,395,000		Brevard County, FL Weekly VRDNs (Greywater Investments)/(Huntington National Bank, Columbus, OH LOC)	2,395,000
2,370,000		Broward County, FL HFA, MERLOTS (Series 2001 A27) Weekly VRDNs (GNMA COL)/(Wachovia Bank N.A. LIQ)	2,370,000
2,225,000		Broward County, FL, IDRB (Series 1993) Weekly VRDNs (American Whirlpool Products Corp. Project)/(SouthTrust Bank of Alabama, Birmingham LOC)	2,225,000
900,000		Broward County, FL, IDRBs (Series 1997) Weekly VRDNs (Fast Real Estate Partners Ltd.)/(SunTrust Bank LOC)	900,000
36,631,000		Clipper Tax-Exempt Certificates Trust (Florida AMT)/(Series 1999-5), Weekly VRDNs (State Street Bank and Trust Co. LIQ)	36,631,000
2,562,000		Clipper Tax-Exempt Certificates Trust (Florida AMT)/(Series 2000-3), Weekly VRDNs (Duval County, FL HFA)/(MBIA Insurance Corp. INS)/(State Street Bank and Trust Co. LIQ)	2,562,000
7,000,000		Clipper Tax-Exempt Certificates Trust (Florida AMT)/(Series 2004-1), Weekly VRDNs (Merrill Lynch & Co., Inc. LIQ)	7,000,000
1,500,000		Coconut Creek, FL, (Series 2002) Weekly VRDNs (Elite Aluminum Corp.)/(Bank of America N.A. LOC)	1,500,000
Principal Amount			Value
		SHORT-TERM MUNICIPALS--continued[1]
		Florida--continued
$1,470,000		Dade County, FL IDA, IDRBs (Series 1996A) Weekly VRDNs (U.S. Holdings, Inc.)/(Wachovia Bank, N.A. LOC)	$1,470,000
7,000,000	[2]	Escambia County, FL HFA, (Series 2004 FR/RI-L12), 1.10% TOBs (GNMA COL)/(Lehman Brothers Holdings, Inc. LIQ), Optional Tender 10/13/2004	7,000,000
3,490,000	[2]	Escambia County, FL HFA, Variable Rate Certificates (Series 2002-B), 1.23% TOBs (GNMA COL)/(Bank of America, N.A. LIQ), Mandatory Tender 3/31/2005	3,490,000
1,965,000		Escambia County, FL HFA, Variable Rate Certificate (Series 2001-C) Weekly VRDNs (GNMA COL)/(Bank of America, N.A. LIQ)	1,965,000
16,300,000		Florida HFA, (1985 Series SS) Weekly VRDNs (Woodlands Apartments)/(Northern Trust Co., Chicago, IL LOC)	16,300,000
2,650,000		Florida HFA, Trust Receipts, (Series 1998 FR/RI-12), Weekly VRDNs (MBIA Insurance Corp. INS)/(Bank of New York LIQ)	2,650,000
9,055,000		Florida Higher Educational Facilities Financing Authority, (Series 2002) Weekly VRDNs (Saint Leo University, FL)/(Amsouth Bank N.A., Birmingham LOC)	9,055,000
7,580,000		Florida Housing Finance Corp., MERLOTS (Series 1998B) Weekly VRDNs (MBIA Insurance Corp. INS)/(Wachovia Bank N.A. LIQ)	7,580,000
5,355,000	[2]	Florida Housing Finance Corp., PT-481, 1.30% TOBs (Oaks at Mill Creek Apartments)/(FHLMC GTD)/(FHLMC LIQ), Optional Tender 7/2/2004	5,355,000
1,755,000		Florida State Board of Education Capital Outlay, ROCs (Series 1014) Weekly VRDNs (Florida State)/(Citigroup Global Markets Holdings, Inc. LIQ)	1,755,000
1,000,000		Florida State Board of Education Lottery, PT-1527 Weekly VRDNs (FGIC INS)/(Merrill Lynch & Co., Inc. LIQ)	1,000,000
10,992,500		Florida State Department of Environmental Protection, Floater Certificates (Series 2001-722), Weekly VRDNs (FGIC INS)/(Morgan Stanley LIQ)	10,992,500
3,520,000		Florida State Department of Environmental Protection, PA-414 Weekly VRDNs (FSA INS)/(Merrill Lynch & Co., Inc. LIQ)	3,520,000
5,000,000	[2]	Florida State Turnpike Authority, PUTTERs (Series 218z), 1.30% TOBs (FGIC INS)/(J.P. Morgan Chase Bank LIQ), Optional Tender 4/29/2005	5,000,000
4,995,000	[2]	Fort Myers, FL Utilities Revenue, (Series 1998-168), 1.00% TOBs (FGIC INS)/(Morgan Stanley LIQ), Optional Tender 6/17/2004	4,995,000
2,500,000		Greater Orlando (FL) Aviation Authority Weekly VRDNs (Cessna Aircraft Co.)/(Textron, Inc. GTD)	2,500,000
4,100,000		Greater Orlando (FL) Aviation Authority, Adjustable Rate (Series 1997), 1.17% TOBs (Signature Flight Support Corp.)/(Bayerische Landesbank Girozentrale LOC), Optional Tender 6/1/2004	4,100,000
575,000		Gulf Breeze, FL, (Series 1985E) Weekly VRDNs (FGIC INS)/(Dexia Credit Local LIQ)	575,000
2,470,000		Hillsborough County, FL Aviation Authority, (PT-1841), Weekly VRDNs (MBIA Insurance Corp. INS)/(WestLB AG LIQ)	2,470,000
5,000,000		Hillsborough County, FL IDA Weekly VRDNs (Ringhaver Equipment Co.)/(SunTrust Bank LOC)	5,000,000
1,140,000		Hillsborough County, FL IDA, IDRBs (Series 1996), Weekly VRDNs (VIGO Importing Co. Project)/(Bank of America, N.A. LOC)	1,140,000
Principal Amount			Value
		SHORT-TERM MUNICIPALS--continued[1]
		Florida--continued
$455,000		Hillsborough County, FL IDA, Variable Rate Demand IDRBs (Series 1996), Weekly VRDNs (Trident Yacht Building Partnership Project)/(Wachovia Bank, N.A. LOC)	$455,000
2,995,000		Hillsborough County, FL IDA, Variable Rate IDRBs (Series 1998), Weekly VRDNs (SIFCO Industries, Inc.)/(National City Bank, Ohio LOC)	2,995,000
2,400,000		Indian River County, FL, IDRBs (Series 1997), Weekly VRDNs (Ocean Spray Cranberries, Inc.)/(Wachovia Bank, N.A. LOC)	2,400,000
2,700,000		Jacksonville, FL IDA, (Series 1996), Weekly VRDNs (Portion Pac, Inc.)/ (Heinz (H.J.) Co. GTD)	2,700,000
4,000,000		Liberty County, FL, (Series 2000), Weekly VRDNs (Sunshine State Cypress, Inc.)/(SouthTrust Bank of Alabama, Birmingham LOC)	4,000,000
1,375,000		Lynn Haven, FL, (Series 1998A), Weekly VRDNs (Merrick Industries, Inc.)/(Regions Bank, Alabama LOC)	1,375,000
3,500,000		Manatee County, FL, (Series 1996A), Weekly VRDNs (Superior Electronics Group, Inc.)/(Wachovia Bank, N.A. LOC)	3,500,000
4,575,000		Manatee County, FL, (Series 1998 A), Weekly VRDNs (CFI Manufacturing, Inc. Project)/(Huntington National Bank, Columbus, OH LOC)	4,575,000
2,080,000		Manatee County, FL, (Series 1998), Weekly VRDNs (Mader Electric, Inc.)/(SouthTrust Bank of Alabama, Birmingham LOC)	2,080,000
2,400,000		Martin County, FL IDA, Tender Industrial Revenue Bonds (Series 1986), Weekly VRDNs (Tampa Farm Service, Inc. Project)/(SunTrust Bank LOC)	2,400,000
6,465,000		Miami-Dade County, FL Educational Facilities Authority, PT-2097, Weekly VRDNs (University of Miami)/(AMBAC INS)/(Merrill Lynch & Co., Inc. LIQ)	6,465,000
2,000,000		Miami-Dade County, FL IDA, (Series 2003), Weekly VRDNs (Von Drehle Holdings)/(Branch Banking & Trust Co., Winston-Salem LOC)	2,000,000
3,200,000		Miami-Dade County, FL IDA, (Series 2004), Weekly VRDNs (Tarmac America)/(Bank of America N.A. LOC)	3,200,000
475,000		Okeechobee County, FL, (Series 1992), Weekly VRDNs (Chambers Waste Systems)/(J.P. Morgan Chase Bank LOC)	475,000
3,275,000		Orange County, FL HFA, Variable Rate Certificates (Series 1997G), Weekly VRDNs (GNMA COL)/(Bank of America, N.A. LIQ)	3,275,000
4,695,000		Orange County, FL, (PT-1557), Weekly VRDNs (FGIC INS)/(Merrill Lynch & Co., Inc. LIQ)	4,695,000
8,260,000		Orlando, FL Housing Authority, Roaring Forks (Series 2003-7), Weekly VRDNs (West Oaks Apartments)/(FNMA GTD)/(Bank of New York LIQ)	8,260,000
5,960,000		Orlando, FL Utilities Commission, ROCs (Series 1040), Weekly VRDNs (Citigroup Global Markets Holdings, Inc. LIQ)	5,960,000
2,850,000		Palm Beach County, FL, (Series 2002), Weekly VRDNs (Palm Beach Community College Foundation, Inc.)/(Bank of America, N.A. LOC)	2,850,000
2,700,000		Palm Beach County, FL, (Series 2003) Weekly VRDNs (Morse Obligated Group)/(Key Bank, N.A. LOC)	2,700,000
2,150,000		Pasco County, FL Educational Facilities Authority, (Series 1999), Weekly VRDNs (Saint Leo University, FL)/(Amsouth Bank, N.A., Birmingham LOC)	2,150,000
Principal Amount			Value
		SHORT-TERM MUNICIPALS--continued[1]
		Florida--continued
$1,500,000		Pinellas County Industry Council, FL, (Series 1997), Weekly VRDNs (Boyd Industries, Inc.)/(SouthTrust Bank of Alabama, Birmingham LOC)	$1,500,000
1,358,000		Pinellas County Industry Council, FL, IDRB (Series 1995), Weekly VRDNs (ATR International Inc., Project)/(Wachovia Bank N.A. LOC)	1,358,000
2,710,000		Polk County, FL IDA, (Series 1999), Weekly VRDNs (Norman Family Partnership)/(Huntington National Bank, Columbus, OH LOC)	2,710,000
1,000,000		St. Lucie County, FL PCR, (Series 2000), Daily VRDNs (Florida Power & Light Co.)	1,000,000
3,150,000		St. Petersburg, FL HFA Weekly VRDNs (Florida Blood Services, Inc.)/(SouthTrust Bank of Alabama, Birmingham LOC)	3,150,000
150,000		Sumter County, FL IDA Weekly VRDNs (Great Southern Wood Preserving Inc.)/(SouthTrust Bank of Alabama, Birmingham LOC)	150,000
3,300,000		Tamarac, FL, IDRB (Series 1995), Weekly VRDNs (Arch Aluminum & Glass Co., Inc. Project)/(Comerica Bank LOC)	3,300,000
2,990,000		Tampa Bay, FL Water Utility System, MERLOTS (Series 2001-A130), Weekly VRDNs (FGIC INS)/(Wachovia Bank, N.A. LIQ)	2,990,000
5,195,000		Tampa Bay, FL Water Utility System, Variable Rate Certificates (Series 2001-N), Weekly VRDNs (FGIC INS)/(Bank of America, N.A. LIQ)	5,195,000
1,050,000		Volusia County, FL IDA Weekly VRDNs (Crane Cams)/(Deutsche Bank AG LOC)	1,050,000
2,100,000		Wakulla County, FL IDA Weekly VRDNs (Winco Utilities, Inc. Project)/(Bank of America, N.A. LOC)	2,100,000
1,445,000		West Palm Beach, FL, 4.50% Bonds, 3/1/2005	1,485,036

		TOTAL	289,298,536

		Indiana--0.8%
1,030,000		Poseyville, IN, (Series 1998 B) Weekly VRDNs (North America Green, Inc.)/(Harris Trust & Savings Bank, Chicago LOC)	1,030,000
1,715,000		Poseyville, IN, (Series 1998-A) Weekly VRDNs (North America Green, Inc.)/(Harris Trust & Savings Bank, Chicago LOC)	1,715,000

		TOTAL	2,745,000

		Kansas--0.6%
2,250,000		Sedgwick & Shawnee Counties, KS, Variable Rate Certificates (Series 1999W), Weekly VRDNs (GNMA COL)/(Bank of America, N.A. LIQ)	2,250,000

Principal Amount			Value
		SHORT-TERM MUNICIPALS--continued[1]
		Maryland--2.4%
$2,000,000		Harford County, MD EDA, (Series 2001), Weekly VRDNs (Clark Finance, LLC)/(Branch Banking & Trust Co., Winston-Salem LOC)	$2,000,000
2,680,000		Maryland State Community Development Administration, MERLOTS (Series 2001-B2), Weekly VRDNs (Wachovia Bank, N.A. LIQ)	2,680,000
1,500,000		Maryland State Economic Development Corp., (Series 1996), Weekly VRDNs (Shire US, Inc.)/(Manufacturers & Traders Trust Co., Buffalo, NY LOC)	1,500,000
2,400,000		Maryland State Economic Development Corp., (Series 2000), Weekly VRDNs (Hunter Douglas Northeast, Inc.)/(SunTrust Bank LOC)	2,400,000

		TOTAL	8,580,000

		Minnesota--1.4%
4,900,000		Stillwater, MN ISD No. 834, 1.50% TRANs (Minnesota State GTD), 8/24/2004	4,906,828

		Mississippi--0.4%
1,500,000		Mississippi Home Corp., (Series 1997), Weekly VRDNs (Windsor Park Apartments)/(SouthTrust Bank of Alabama, Birmingham LOC)	1,500,000

		Multi State--0.3%
1,000,000		Charter Mac Floater Certificates Trust I, (Nat-2 Series), Weekly VRDNs (MBIA Insurance Corp. INS)/(Bayerische Landesbank Girozentrale, Dexia Bank, Belgium, Fleet National Bank, Landesbank Baden-Wuerttemberg and State Street Bank and Trust Co. LIQs)	1,000,000

		Pennsylvania--2.1%
5,000,000		Erie, PA City School District, 1.75% TRANs, 6/30/2004	5,005,280
2,400,000		Pennsylvania EDFA, Economic Development Revenue Bonds (Series 1996 D6), Weekly VRDNs (Toyo Tanso Specialty Materials, Inc.)/(PNC Bank, N.A. LOC)	2,400,000

		TOTAL	7,405,280

		Texas--4.2%
15,000,000		Texas State, 2.00% TRANs, 8/31/2004	15,043,203

		Washington--1.5%
5,270,000	[2]	Washington State Public Power Supply System, MERLOTS (Series 2000 A19), 1.25% TOBs (Energy Northwest, WA)/(MBIA Insurance Corp. INS)/(Wachovia Bank, N.A. LIQ) 11/10/2004	5,270,000

		West Virginia--0.8%
3,000,000		Grant County, WV County Commission, Solid Waste Disposal Revenue Bonds (Series 1996), 1.02% CP (Virginia Electric & Power Co.), Mandatory Tender 6/9/2004	3,000,000

Principal Amount			Value
		SHORT-TERM MUNICIPALS--continued[1]
		Wisconsin--2.1%
$3,000,000		Menomonie, WI Area School District, 1.80% TRANs, 9/3/2004	$3,006,268
4,750,000		Merrill Area, WI Common Public School District, 1.75% TRANs, 9/30/2004	4,761,097

		TOTAL	7,767,365

		TOTAL INVESTMENTS--99.9% (AT AMORTIZED COST)[3]	357,266,212

		OTHER ASSETS AND LIABILITIES - NET--0.1%	312,352

		TOTAL NET ASSETS--100%	$357,578,564

Securities that are subject to the federal alternative minimum tax (AMT) represent 43.3% of the portfolio as calculated based upon total portfolio market value.

1 The Fund may only invest in securities rated in one of the two highest short-term rating categories by nationally recognized statistical rating organizations (NRSROs) or unrated securities of comparable quality. A NRSRO's two highest rating categories are determined without regard for sub-categories and gradations. For example, securities rated SP-1+, SP-1 or SP-2 by Standard & Poor's, MIG-1, or MIG-2 by Moody's Investors Service, or F-1+, F-1 or F-2 by Fitch Ratings, are all considered rated in one of the two highest short-term rating categories.

Securities rated in the highest short-term rating category (and unrated securities of comparable quality) are identified as First Tier securities. Securities rated in the second highest short-term rating category (and unrated securities of comparable quality) are identified as Second Tier securities. The Fund follows applicable regulations in determining whether a security is rated and whether a security rated by multiple NRSROs in different rating categories should be identified as a First or Second Tier security.

At April 30, 2004, the portfolio securities were rated as follows:

Tier Rating Percentages Based on Total Market Value

First Tier	Second Tier
98.5%	1.5%

2 Denotes a restricted security which is subject to restrictions on resale under federal securities laws. These securities have been deemed liquid based upon criteria approved by the Fund's Board of Trustees. At April 30, 2004, these securities amounted to $60,490,000 which represents 16.9% of total net assets.

3 Also represents cost for federal tax purposes.

Note: The categories of investments are shown as a percentage of total net assets at April 30, 2004.

The following acronyms are used throughout this portfolio:

AMBAC	--American Municipal Bond Assurance Corporation
AMT	--Alternative Minimum Tax
COL	--Collateralized
CP	--Commercial Paper
EDA	--Economic Development Authority
EDFA	--Economic Development Financing Authority
FGIC	--Financial Guaranty Insurance Company
FHLMC	--Federal Home Loan Mortgage Corp.
FNMA	--Federal National Mortgage Association
FSA	--Financial Security Assurance
GNMA	--Government National Mortgage Association
GTD	--Guaranteed
HFA	--Housing Finance Authority
IDA	--Industrial Development Authority
IDRB(s)	--Industrial Development Revenue Bond(s)
INS	--Insured
ISD	--Independent School District
LIQ(s)	--Liquidity Agreement(s)
LOC	--Letter of Credit
MERLOTS	--Municipal Exempt Receipts -- Liquidity Optional Tender Series
PCR	--Pollution Control Revenue
PUTTERs	--Puttable Tax-Exempt Receipts
RAWs	--Revenue Anticipation Warrants
ROCs	--Reset Option Certificates
SWP	--Swap Agreement
TOBs	--Tender Option Bonds
TOPS	--Trust Obligation Participating Securities
TRANs	--Tax and Revenue Anticipation Notes
VRDNs	--Variable Rate Demand Notes

See Notes which are an integral part of the Financial Statements

Statement of Assets and Liabilities

April 30, 2004 (unaudited)

Assets:
Total investments in securities, at amortized cost and value		$357,266,212
Income receivable		1,007,694
Prepaid expenses		2,202

TOTAL ASSETS		358,276,108

Liabilities:
Payable to bank	$267,148
Payable for shares redeemed	244,764
Income distribution payable	85,319
Payable for transfer and dividend disbursing agent fees and expenses (Note 5)	20,714
Payable for distribution services fee (Note 5)	17,127
Payable for shareholder services fee (Note 5)	62,472

TOTAL LIABILITIES		697,544

Net assets for 357,579,129 shares outstanding		$357,578,564

Net Assets Consist of:
Paid in capital		$357,579,129
Accumulated net realized loss on investments		(306)
Distributions in excess of net investment income		(259)

TOTAL NET ASSETS		$357,578,564

Net Asset Value, Offering Price and Redemption Proceeds Per Share
Institutional Shares:
$264,181,096 ÷ 264,174,542 shares outstanding		$1.00

Cash II Shares:
$93,397,468 ÷ 93,404,587 shares outstanding		$1.00

See Notes which are an integral part of the Financial Statements

Statement of Operations

Six Months Ended April 30, 2004 (unaudited)

Investment Income:
Interest			$2,698,227

Expenses:
Investment adviser fee (Note 5)		$942,970
Administrative personnel and services fee (Note 5)		188,358
Custodian fees		9,206
Transfer and dividend disbursing agent fees and expenses (Note 5)		61,204
Directors'/Trustees' fees		1,634
Auditing fees		6,625
Legal fees		7,030
Portfolio accounting fees (Note 5)		43,101
Distribution services fee--Cash II Shares (Note 5)		221,094
Shareholder services fee--Institutional Shares (Note 5)		368,262
Shareholder services fee--Cash II Shares (Note 5)		221,094
Share registration costs		16,472
Printing and postage		7,307
Insurance premiums		854
Miscellaneous		489

TOTAL EXPENSES		2,095,700

Waivers (Note 5):
Waiver of investment adviser fee	$(190,369)
Waiver of administrative personnel and services fee	(8,722)
Waiver of transfer and dividend disbursing agent fees and expenses	(12,988)
Waiver of distribution services fee--Cash II Shares	(44,219)
Waiver of shareholder services fee--Institutional Shares	(88,383)
Waiver of shareholder services fee--Cash II Shares	(1,379)

TOTAL WAIVERS		(346,060)

Net expenses			1,749,640

Net investment income			$948,587

See Notes which are an integral part of the Financial Statements

Statement of Changes in Net Assets

	Six Months Ended (unaudited) 4/30/2004	Year Ended 10/31/2003
Increase (Decrease) in Net Assets
Operations:
Net investment income	$948,587	$2,210,610
Net realized gain on investments	--	1,017

CHANGE IN NET ASSETS RESULTING FROM OPERATIONS	948,587	2,211,627

Distributions to Shareholders:
Distributions from net investment income
Institutional Shares	(746,288)	(1,572,296)
Cash II Shares	(202,438)	(638,434)

CHANGE IN NET ASSETS RESULTING FROM DISTRIBUTIONS TO SHAREHOLDERS	(948,726)	(2,210,730)

Share Transactions:
Proceeds from sale of shares	1,459,591,036	1,713,156,691
Net asset value of shares issued to shareholders in payment of distributions declared	365,955	733,088
Cost of shares redeemed	(1,435,769,520)	(1,678,376,303)

CHANGE IN NET ASSETS RESULTING FROM SHARE TRANSACTIONS	24,187,471	35,513,476

Change in net assets	24,187,332	35,514,373

Net Assets:
Beginning of period	333,391,232	297,876,859

End of period (including distributions in excess of net investment income of $(259) and $(120), respectively)	$357,578,564	$333,391,232

See Notes which are an integral part of the Financial Statements

Notes to Financial Statements

April 30, 2004 (unaudited)

1. ORGANIZATION

Money Market Obligations Trust (the "Trust") is registered under the Investment Company Act of 1940, as amended (the "Act"), as an open-end management investment company. The Trust consists of 41 portfolios. The financial statements included herein are only those of Florida Municipal Cash Trust (the "Fund"). The financial statements of the other portfolios are presented separately. The assets of each portfolio are segregated and a shareholder's interest is limited to the portfolio in which shares are held. The Fund offers two classes of shares: Institutional Shares and Cash II Shares. The investment objective of the Fund is to provide current income exempt from federal regular income tax consistent with stability of principal and liquidity and to maintain an investment portfolio that will cause its Shares to be exempt from the Florida state intangibles tax.

2. SIGNIFICANT ACCOUNTING POLICIES

The following is a summary of significant accounting policies consistently followed by the Fund in the preparation of its financial statements. These policies are in conformity with generally accepted accounting principles ("GAAP") in the United States of America.

Investment Valuation

The Fund uses the amortized cost method to value its portfolio securities in accordance with Rule 2a-7 under the Act.

Investment Income, Expenses and Distributions

Interest income and expenses are accrued daily. Distributions to shareholders are recorded on the ex-dividend date. The Fund offers multiple classes of shares, which differ in their respective distribution and service fees. All shareholders bear the common expenses of the Fund based on average daily net assets of each class, without distinction between share classes. Dividends are declared separately for each class. No class has preferential dividend rights; differences in per share dividend rates are generally due to differences in separate class expenses.

Premium and Discount Amortization

All premiums and discounts are amortized/accreted.

Federal Taxes

It is the Fund's policy to comply with the Subchapter M provision of the Internal Revenue Code (the "Code") and to distribute to shareholders each year substantially all of its income. Accordingly, no provision for federal tax is necessary.

When-Issued and Delayed Delivery Transactions

The Fund may engage in when-issued or delayed delivery transactions. The Fund records when-issued securities on the trade date and maintains security positions such that sufficient liquid assets will be available to make payment for the securities purchased. Securities purchased on a when-issued or delayed delivery basis are marked to market daily and begin earning interest on the settlement date. Losses may occur on these transactions due to changes in market conditions or the failure of counterparties to perform under the contract.

Restricted Securities

Restricted securities are securities that may only be resold upon registration under federal securities laws or in transactions exempt from such registration. Many restricted securities may be resold in the secondary market in transactions exempt from registration. In some cases, the restricted securities may be resold without registration upon exercise of a demand feature. Such restricted securities may be determined to be liquid under criteria established by the Board of Trustees (the "Trustees"). The Fund will not incur any registration costs upon such resales. Restricted securities are valued at amortized cost in accordance with Rule 2a-7 under the Act.

Use of Estimates

The preparation of financial statements in conformity with GAAP requires management to make estimates and assumptions that affect the amounts of assets, liabilities, expenses and revenues reported in the financial statements. Actual results could differ from those estimated.

Other

Investment transactions are accounted for on a trade date basis.

3. SHARES OF BENEFICIAL INTEREST

The Declaration of Trust permits the Trustees to issue an unlimited number of full and fractional shares of beneficial interest (without par value) for each class of shares. At April 30, 2004, capital paid-in aggregated $357,579,129.

Transactions in shares were as follows:

	Six Months Ended 4/30/2004	Year Ended 10/31/2003
Institutional Shares:
Shares sold	641,284,687	681,867,147
Shares issued to shareholders in payment of distributions declared	303,991	571,570
Shares redeemed	(625,150,943)	(655,305,511)

NET CHANGE RESULTING FROM INSTITUTIONAL SHARE TRANSACTIONS	16,437,735	27,133,206

	Six Months Ended 4/30/2004	Year Ended 10/31/2003
Cash II Shares:
Shares sold	818,306,349	1,031,289,544
Shares issued to shareholders in payment of distributions declared	61,964	161,518
Shares redeemed	(810,618,577)	(1,023,070,792)

NET CHANGE RESULTING FROM CASH II SHARE TRANSACTIONS	7,749,736	8,380,270

NET CHANGE RESULTING FROM SHARE TRANSACTIONS	24,187,471	35,513,476

4. FEDERAL TAX INFORMATION

At October 31, 2003, the Fund had a capital loss carryforward of $306, which will reduce the Fund's taxable income arising from future net realized gain on investments, if any, to the extent permitted by the Code, and thus will reduce the amount of distributions to shareholders which would otherwise be necessary to relieve the Fund of any liability for federal tax. Pursuant to the Code, such capital loss carryforward will expire in 2007.

5. INVESTMENT ADVISER FEE AND OTHER TRANSACTIONS WITH AFFILIATES

Investment Adviser Fee

Federated Investment Management Company, the Fund's investment adviser (the "Adviser"), receives for its services an annual investment adviser fee equal to 0.40% of the Fund's average daily net assets. The Adviser may voluntarily choose to waive any portion of its fee. The Adviser can modify or terminate this voluntary waiver at any time at its sole discretion.

Administrative Fee

Federated Administrative Services ("FAS"), under the Administrative Services Agreement, provides the Fund with administrative personnel and services. The fee paid to FAS is based on the average aggregate daily net assets of all Federated funds as specified below:

Maximum Administrative Fee	Average Aggregate Daily Net Assets of the Federated Funds
0.150%	on the first $5 billion
0.125%	on the next $5 billion
0.100%	on the next $10 billion
0.075%	on assets in excess of $20 billion

The administrative fee received during any fiscal year shall be at least $150,000 per portfolio and $40,000 per each additional class of Shares. FAS may voluntarily choose to waive any portion of its fee. FAS can modify or terminate this voluntary waiver at any time at its sole discretion.

Distribution Services Fee

The Fund has adopted a Distribution Plan (the "Plan") pursuant to Rule 12b-1 under the Act. Under the terms of the Plan, the Fund will compensate Federated Securities Corp. ("FSC"), the principal distributor, from the net assets of the Fund to finance activities intended to result in the sale of the Fund's Institutional Shares and Cash II Shares. The Plan provides that the Fund may incur distribution expenses according to the following schedule annually, to compensate FSC.

Share Class	Percentage of Average Daily Net Assets of Class
Institutional Shares	0.25%
Cash II Shares	0.25%

FSC may voluntarily choose to waive any portion of its fee. FSC can modify or terminate this voluntary waiver at any time at its sole discretion.

For the six months ended April 30, 2004, the Fund's Institutional Shares did not incur a distribution services fee.

Shareholder Services Fee

Under the terms of a Shareholder Services Agreement with Federated Shareholder Services Company ("FSSC"), the Fund will pay FSSC up to 0.25% of the average daily net assets of the Fund's Institutional Shares and Cash II Shares for the period. The fee paid to FSSC is used to finance certain services for shareholders and to maintain shareholder accounts. FSSC may voluntarily choose to waive any portion of its fee. FSSC can modify or terminate this voluntary waiver at any time at its sole discretion.

Transfer and Dividend Disbursing Agent Fees and Expenses

Federated Services Company ("FServ"), through its subsidiary FSSC, serves as transfer and dividend disbursing agent for the Fund. The fee paid to FSSC is based on the size, type and number of accounts and transactions made by shareholders. FSSC may voluntarily choose to waive any portion of its fee. FSSC can modify or terminate this voluntary waiver at any time at its sole discretion.

Portfolio Accounting Fees

Prior to January 1, 2004, FServ maintained the Fund's accounting records for which it received a fee. The fee was based on the level of the Fund's average daily net assets for the period, plus out-of-pocket expenses. The fee paid to FServ during the reporting period was $13,586, after voluntary waiver, if applicable.

Interfund Transactions

During the six months ended April 30, 2004, the Fund engaged in purchase and sale transactions with funds that have a common investment adviser (or affiliated investment advisers), common Directors/Trustees, and/or common Officers. These purchase and sale transactions complied with Rule 17a-7 under the Act and amounted to $967,502,000 and $1,075,450,000, respectively.

General

Certain of the Officers and Trustees of the Trust are Officers and Directors or Trustees of the above companies.

6. CONCENTRATION OF CREDIT RISK

Since the Fund invests a substantial portion of its assets in issuers located in one state, it will be more susceptible to factors adversely affecting issuers of that state than would be a comparable tax-exempt mutual fund that invests nationally. In order to reduce the credit risk associated with such factors, at April 30, 2004, 57.9% of the securities in the portfolio of investments were backed by letters of credit or bond insurance of various financial institutions and financial guaranty assurance agencies. The percentage of investments insured by or supported (backed) by a letter of credit from any one institution or agency did not exceed 11.0% of total investments.

7. LEGAL PROCEEDINGS

In October 2003, Federated Investors, Inc. and various subsidiaries thereof (including the advisers and distributor for various investment companies, collectively, "Federated"), along with various investment companies sponsored by Federated ("Funds"), were named as defendants in several class action lawsuits now pending in the United States District Court for the District of Maryland seeking damages of unspecified amounts. The lawsuits were purportedly filed on behalf of people who purchased, owned and/or redeemed shares of Federated-sponsored mutual funds during specified periods beginning November 1, 1998. The suits are generally similar in alleging that Federated engaged in illegal and improper trading practices including market timing and late trading in concert with certain institutional traders, which allegedly caused financial injury to the mutual fund shareholders. The Board of the Funds has retained the law firm of Dickstein Shapiro Morin & Oshinsky LLP to represent the Funds in these lawsuits. Federated and the Funds, and their respective counsel, are reviewing the allegations and will respond appropriately. Additional lawsuits based upon similar allegations have been filed, and others may be filed in the future. Although Federated does not believe that these lawsuits will have a material adverse effect on the Funds, there can be no assurance that these suits, the ongoing adverse publicity and/or other developments resulting from related regulatory investigations will not result in increased Fund redemptions, reduced sales of Fund shares, or other adverse consequences for the Funds.

Mutual funds are not bank deposits or obligations, are not guaranteed by any bank, and are not insured or guaranteed by the U.S. government, the Federal Deposit Insurance Corporation, the Federal Reserve Board, or any other government agency. Investment in mutual funds involves investment risk, including the possible loss of principal. Although money market funds seek to preserve the value of your investment at $1.00 per share, it is possible to lose money by investing in these funds.

This report is authorized for distribution to prospective investors only when preceded or accompanied by the fund's prospectus, which contains facts concerning its objective and policies, management fees, expenses, and other information.

VOTING PROXIES ON FUND PORTFOLIO SECURITIES

A description of the policies and procedures that the Fund uses to determine how to vote proxies relating to securities held in the Fund's portfolio is available, without charge and upon request, by calling 1-800-341-7400. This information is also available from the EDGAR database on the SEC's Internet site at http://www.sec.gov.

IMPORTANT NOTICE ABOUT FUND DOCUMENT DELIVERY

In an effort to reduce costs and avoid duplicate mailings, the Fund(s) intend to deliver a single copy of certain documents to each household in which more than one shareholder of the Fund(s) resides (so-called "householding"), as permitted by applicable rules. The Fund's "householding" program covers its/their Prospectus and Statement of Additional Information, and supplements to each, as well as Semi-Annual and Annual Shareholder Reports and any Proxies or information statements. Shareholders must give their written consent to participate in the "householding" program. The Fund is also permitted to treat a shareholder as having given consent ("implied consent") if (i) shareholders with the same last name, or believed to be members of the same family, reside at the same street address or receive mail at the same post office box, (ii) the Fund gives notice of its intent to "household" at least sixty (60) days before it begins "householding" and (iii) none of the shareholders in the household have notified the Fund(s) or their agent of the desire to "opt out" of "householding." Shareholders who have granted written consent, or have been deemed to have granted implied consent, can revoke that consent and opt out of "householding" at any time: shareholders who purchased shares through an intermediary should contact their representative; other shareholders may call the Fund at 1-800-341-7400.

Federated Investors
World-Class Investment Manager

Florida Municipal Cash Trust
Federated Investors Funds
5800 Corporate Drive
Pittsburgh, PA 15237-7000
www.federatedinvestors.com

Contact us at 1-800-341-7400 or
www.federatedinvestors.com/contact

Federated Securities Corp., Distributor

Cusip 60934N336
Cusip 60934N344

Federated is a registered mark of Federated Investors, Inc. 2004 ©Federated Investors, Inc.

G00827-02 (6/04)

Federated Investors
World-Class Investment Manager

Georgia Municipal Cash Trust

A Portfolio of Money Market Obligations Trust

SEMI-ANNUAL SHAREHOLDER REPORT

April 30, 2004

FINANCIAL HIGHLIGHTS
FINANCIAL STATEMENTS
VOTING PROXIES ON FUND PORTFOLIO SECURITIES

NOT FDIC INSURED * MAY LOSE VALUE * NO BANK GUARANTEE

Financial Highlights

(For a Share Outstanding Throughout Each Period)

	Six Months Ended (unaudited)	Year Ended October 31,
	4/30/2004	2003	2002	2001	2000	1999
Net Asset Value, Beginning of Period	$1.00	$1.00	$1.00	$1.00	$1.00	$1.00
Income From Investment Operations:
Net investment income	0.003	0.008	0.013	0.029	0.038	0.029
Net realized loss on investments	--	--	(0.000)[1]	--	--	--

TOTAL FROM INVESTMENT OPERATIONS	0.003	0.008	0.013	0.029	0.038	0.029

Less Distributions:
Distributions from net investment income	(0.003)	(0.008)	(0.013)	(0.029)	(0.038)	(0.029)

Net Asset Value, End of Period	$1.00	$1.00	$1.00	$1.00	$1.00	$1.00

Total Return[2]	0.32%	0.78%	1.26%	2.96%	3.82%	2.94%

Ratios to Average Net Assets:

Expenses	0.49%[3]	0.49%	0.49%	0.49%	0.49%	0.49%

Net investment income	0.63%[3]	0.79%	1.25%	2.79%	3.72%	2.90%

Expense waiver/reimbursement[4]	0.39%[3]	0.38%	0.38%	0.40%	0.41%	0.42%

Supplemental Data:

Net assets, end of period (000 omitted)	$452,781	$509,686	$479,810	$426,415	$218,297	$267,132

1 Represents less than $0.001.

2 Based on net asset value, which does not reflect the sales charge or contingent deferred sales charge, if applicable.

3 Computed on an annualized basis.

4 This voluntary expense decrease is reflected in both the expense and the net investment income ratios shown above.

See Notes which are an integral part of the Financial Statements

Portfolio of Investments

April 30, 2004 (unaudited)

Principal Amount			Value
		SHORT-TERM MUNICIPALS--99.6%[1]
		Georgia--99.6%
$33,210,000	[2]	ABN AMRO MuniTOPS Certificates Trust (Georgia Non-AMT)/(Series 2004), 1.07% TOBs (Atlanta, GA Airport Revenue Authority)/(FGIC INS)/(ABN AMRO Bank NV, Amsterdam LIQ), Optional Tender 11/17/2004	$33,210,000
5,000,000		Albany, GA, 1.22% TANs, 12/31/2004	5,000,635
2,500,000		Albany-Dougherty, GA Payroll Development Authority Weekly VRDNs (Flint River Services, Inc.)/(Columbus Bank and Trust Co., GA LOC)	2,500,000
2,600,000		Athens-Clarke County, GA, IDA (Series 1988), 1.05% CP (Rhone Merieux, Inc. Project)/(HSBC Bank USA LOC), Mandatory Tender 5/13/2004	2,600,000
900,000		Athens-Clarke County, GA, IDA (Series 1997) Weekly VRDNs (Armagh Capital Resource LLC)/(Wachovia Bank N.A. LOC)	900,000
205,000		Athens-Clarke County, GA, IDA (Series 2001) Weekly VRDNs (UGA Real Estate Foundation, Inc.)/(SunTrust Bank LOC)	205,000
11,375,000	[2]	Atlanta, GA, Airport Revenue Authority (PA-916R), 1.20% TOBs (FGIC INS)/ (Merrill Lynch & Co., Inc. LIQ), Optional Tender 10/7/2004	11,375,000
4,000,000		Atlanta, GA, Airport Revenue Authority, 1.10% Bonds, 10/16/2004	4,000,228
6,500,000	[2]	Atlanta, GA, Airport Revenue Authority, (PA 926P), 1.26% TOBs (FGIC INS)/ (Merrill Lynch & Co., Inc. LIQ), Optional Tender 4/7/2005	6,500,000
4,520,000		Atlanta, GA, Water & Sewer, Variable Rate Certificates (Series 2002A) Weekly VRDNs (MBIA Insurance Corp. INS)/(Bank of America N.A. LIQ)	4,520,000
760,000		Augusta, GA, HFA (Series 1998), Weekly VRDNs (Sterling Ridge Apartments)/ (Amsouth Bank N.A., Birmingham LOC)	760,000
1,670,000		Bartow County, GA, IDA (Series 2000), Weekly VRDNs (Eagle Solutions LLC)/ (Amsouth Bank N.A., Birmingham LOC)	1,670,000
3,600,000		Bibb County, GA, Development Authority (Series 2003), Weekly VRDNs (Goodwill Industries of Middle Georgia, Inc.)/(Bank of America N.A. LOC)	3,600,000
2,850,000		Carroll County, GA, Development Authority (Series 2001), Weekly VRDNs (Janus Investments LLC)/(Columbus Bank and Trust Co., GA LOC)	2,850,000
7,135,000	[2]	Cherokee County, GA, Water & Sewer Authority, MERLOTS (Series 2000 A23), 1.25% TOBs (MBIA Insurance Corp. INS)/(Wachovia Bank N.A. LIQ), Optional Tender 11/10/2004	7,135,000
15,705,000		Clayton County, GA,Housing Authority (Series 2000: Villages at Lake Ridge Apartments) Weekly VRDNs (Timber Mills Partners LP)/(Amsouth Bank N.A., Birmingham LOC)	15,705,000
3,000,000		Cobb County, GA, Development Authority (Series 2003), Weekly VRDNs (Young Men's Christian Association of Cobb County, GA, Inc.)/(Branch Banking & Trust Co. of Virginia LOC)	3,000,000
Principal Amount			Value
		SHORT-TERM MUNICIPALS--continued[1]
		Georgia--continued
$2,980,000		Cobb County, GA, Housing Authority (Series 2002), Weekly VRDNs (Woodsong Apartments Partners LP)/(FNMA LOC)	$2,980,000
5,000,000		Cobb County, GA, Housing Authority (Series 2004), Weekly VRDNs (Parkland Manor LP)/(Wachovia Bank N.A. LOC)	5,000,000
9,675,000		Cobb County, GA, IDA (Series 1997), Weekly VRDNs (Wyndham Gardens)/ (Deutsche Bank Trust Co. Americas LOC)	9,675,000
1,400,000		Cobb County, GA, IDA, IDRB (Series 1995), Weekly VRDNs (Consolidated Engineering Co., Inc.)/(Branch Banking & Trust Co., Winston-Salem LOC)	1,400,000
500,000		Cobb County, GA Water and Sewer, 3.00% Bonds, 7/1/2004	501,654
270,000		Columbia County, GA, Development Authority (Series 1991), Weekly VRDNs (Augusta Sportswear, Inc.)/(Wachovia Bank N.A. LOC)	270,000
4,795,000		Columbus, GA, IDA Industrial & Port Development Commission (Series 1992), Weekly VRDNs (Maine Street Village Partnership)/(Columbus Bank and Trust Co., GA LOC)	4,795,000
8,440,000		Columbus, GA, IDA (Series 2002), Weekly VRDNs (Denim North America LLC)/(Columbus Bank and Trust Co., GA LOC)	8,440,000
1,600,000		Coweta County, GA, IDA (Series 1995), Weekly VRDNs (Lanelco LLC)/ (Bank One N.A. (Chicago) LOC)	1,600,000
7,620,000		Crisp County, GA, Solid Waste Management Authority (Series 1998), Weekly VRDNs (FSA INS)/(Wachovia Bank N.A. LIQ)	7,620,000
7,500,000		Dade County, GA, IDA (Series 1997), Weekly VRDNs (Bull Moose Tube Co.)/ (U.S. Bank N.A., Cincinnati LOC)	7,500,000
8,500,000		Dalton, GA, Development Authority (Series 2003B), Weekly VRDNs (Hamilton Medical Center, Inc.)/(Bank of America N.A. LOC)	8,500,000
1,595,000		Dawson County, GA, Development Authority (Series 1999), Weekly VRDNs (Impulse Investments LLC)/(Wachovia Bank N.A. LOC)	1,595,000
2,150,000		Dawson County, GA, Development Authority, (Series 2002), Weekly VRDNs (Impulse Manufacturing, Inc.)/(Wachovia Bank N.A. LOC)	2,150,000
1,250,000		De Kalb County, GA, Development Authority, Weekly VRDNs (Rock-Tenn Co.)/(SunTrust Bank LOC)	1,250,000
1,200,000		De Kalb County, GA, Development Authority (Series 1992), Weekly VRDNs (American Cancer Society, GA)/(SunTrust Bank LOC)	1,200,000
660,000		De Kalb County, GA, Development Authority (Series 1992), Weekly VRDNs (House of Cheatham, Inc.)/(Bank of America N.A. LOC)	660,000
960,000		De Kalb County, GA, Development Authority (Series 1996), Weekly VRDNs (DeKalb Steel, Inc.)/(SouthTrust Bank of Alabama, Birmingham LOC)	960,000
2,405,000		De Kalb County, GA, Development Authority (Series 1999), Weekly VRDNs (Boy's and Girl's Clubs)/(SunTrust Bank LOC)	2,405,000
10,000,000		De Kalb County, GA, Multi-Family Housing Authority (Series 2003), Weekly VRDNs (Timber Trace Apartments)/(FHLMC LOC)	10,000,000
1,150,000		Dekalb County, GA, SFM, Roaring Fork (Series 2000-9), Weekly VRDNs (GNMA COL)/(Bank of New York LIQ)	1,150,000
Principal Amount			Value
		SHORT-TERM MUNICIPALS--continued[1]
		Georgia--continued
$4,895,000		Dougherty County, GA, Development Authority (Series 2001), Weekly VRDNs (Deerfield-Windsor School)/(Regions Bank, Alabama LOC)	$4,895,000
1,500,000		Douglas County, GA, Development Authority (Series 1997), Weekly VRDNs (Austral Insulated Products, Inc.)/(Regions Bank, Alabama LOC)	1,500,000
540,000		Douglas County, GA, Development Authority (Series 1997), Weekly VRDNs (Paul B. Goble)/(Wachovia Bank N.A. LOC)	540,000
5,500,000		Douglas County, GA, Development Authority (Series 1998A), Weekly VRDNs (Heritage Bag)/(Wachovia Bank N.A. LOC)	5,500,000
7,820,000		Douglas County, GA, Development Authority (Series 2002), Weekly VRDNs (Reflek Manufacturing, Inc.)/(Fleet National Bank LOC)	7,820,000
1,000,000		Effingham County, GA, School District, 5.65% Bonds (MBIA Insurance Corp. INS), 2/1/2005	1,034,022
7,000,000		Fayette County, GA (Series 1998), Weekly VRDNs (Gardner Denver Machinery, Inc.)/(National City Bank, Michigan/Illinois LOC)	7,000,000
495,000		Fayetteville, GA, Water & Sewer (Series 2003), 2.00% Bonds (FSA INS), 11/1/2004	496,971
2,900,000		Forsyth County, GA, Development Authority (Series 2002), Weekly VRDNs (Brama LLC)/(Wachovia Bank N.A. LOC)	2,900,000
5,700,000		Forsyth County, GA, Development Authority IDRB (Series 1995), Weekly VRDNs (American BOA, Inc.)/(Dresdner Bank AG, Frankfurt LOC)	5,700,000
4,240,000		Franklin County, GA, Industrial Building Authority (Series 1995), Weekly VRDNs (Bosal Industries, Inc.)/(Bank of New York LOC)	4,240,000
1,940,000		Fulton County, GA, Development Authority (Series 1998), Weekly VRDNs (Morehouse School of Medicine)/(SunTrust Bank LOC)	1,940,000
5,595,000		Fulton County, GA, Development Authority (Series 1999), Weekly VRDNs (Boy's and Girl's Clubs)/(SunTrust Bank LOC)	5,595,000
3,300,000		Fulton County, GA, Development Authority (Series 2001), Weekly VRDNs (Alpharetta Christian Academy, Inc.)/(Wachovia Bank N.A. LOC)	3,300,000
1,000,000		Fulton County, GA, Development Authority (Series 2001), Weekly VRDNs (Trinity School, Inc.)/(SunTrust Bank LOC)	1,000,000
1,700,000		Fulton County, GA, Development Authority (Series 2002), Weekly VRDNs (The Sheltering Arms)/(Bank of America N.A. LOC)	1,700,000
20,000,000	[2]	Fulton County, GA, Housing Authority (PT-469), 0.95% TOBs (Cimarron & Monterey Apartments)/(FHLMC GTD)/(FHLMC LIQ), Optional Tender 6/10/2004	20,000,000
460,000		Fulton County, GA, IDA, Weekly VRDNs (C.K.S. Packaging, Inc.)/(SouthTrust Bank of Alabama, Birmingham LOC)	460,000
400,000		Fulton County, GA, IDA (Series 1997), Weekly VRDNs (In-Store Media Corp.)/ (SunTrust Bank LOC)	400,000
3,000,000		Gainesville and Hall County, GA Development Authority (Series 2000), Weekly VRDNs (ATEX, Inc.)/(Wachovia Bank N.A. LOC)	3,000,000
Principal Amount			Value
		SHORT-TERM MUNICIPALS--continued[1]
		Georgia--continued
$5,000,000		Gainesville, GA, Housing Authority (PT-1985), Weekly VRDNs (Lenox Park Apartments)/(Merrill Lynch & Co., Inc. LIQ)/(Merrill Lynch & Co., Inc. LOC)	$5,000,000
1,000,000		Gainesville, GA, Redevelopment Authority (Series 1999), Weekly VRDNs (Brenau University, Inc.)/(SunTrust Bank LOC)	1,000,000
2,000,000		Gainesville, GA, Redevelopment Authority, Downtown Developments, Ltd (Series 1987), Weekly VRDNs (Downtown Developments Ltd.)/(Regions Bank, Alabama LOC)	2,000,000
8,876,463		Georgia Municipal Association, Weekly VRDNs (MBIA Insurance Corp. INS)/ (Bank of America N.A. LIQ)	8,876,463
1,200,000		Georgia Ports Authority (Series 1996A), Weekly VRDNs (Colonel's Island Terminal)/(SunTrust Bank LOC)	1,200,000
5,190,000	[2]	Georgia State HFA, MERLOTS (Series 2001 A-106), 1.30% TOBs (Wachovia Bank N.A. LIQ), Optional Tender 11/10/2004	5,190,000
4,165,000		Georgia State Municipal Gas Authority (Series A), Weekly VRDNs (Bayerische Landesbank Girozentrale, J.P. Morgan Chase Bank, Landesbank Hessen-Thueringen, Frankfurt and Wachovia Bank N.A. LOCs)	4,165,000
7,000,000		Georgia State Municipal Gas Authority (Series B), Weekly VRDNs (Bayerische Landesbank Girozentrale, Credit Suisse First Boston, J.P. Morgan Chase Bank and Wachovia Bank N.A. LOCs)	7,000,000
5,035,000		Georgia State Road and Tollway Authority (PT-2019), Weekly VRDNs (Georgia State GTD)/(Merrill Lynch & Co., Inc. LIQ)	5,035,000
2,000,000		Georgia State (Series C), 2.00% Bonds, 12/1/2004	2,009,845
8,745,000		Georgia State, Floater Certificates (Series 2011-647), Weekly VRDNs (Morgan Stanley LIQ)	8,745,000
4,000,000		Georgia State, PUTTERs (Series 128), Weekly VRDNs (J.P. Morgan Chase & Co. LIQ)	4,000,000
13,250,000		Gwinnett County, GA, Housing Authority (Series 2003), Weekly VRDNs (North Glen Apartments)/(Regions Bank, Alabama LOC)	13,250,000
2,145,000		Gwinnett County, GA, IDA (Series 1996), Weekly VRDNs (Sidel, Inc.)/(Bank of America N.A. LOC)	2,145,000
430,000		Gwinnett County, GA, IDA (Series 1997), Weekly VRDNs (Virgil R. Williams, Jr.)/ (Wachovia Bank N.A. LOC)	430,000
1,800,000		Heard County, GA, Development Authority (First Series 1996), Daily VRDNs (Georgia Power Co.)	1,800,000
850,000		Jackson County, GA, IDA (Series 1997) Weekly VRDNs (Mullett Co.)/ (Wachovia Bank N.A. LOC)	850,000
2,800,000		Jefferson, GA, Development Authority (Series 2001) Weekly VRDNs (Building Investment Co. LLC)/(Regions Bank, Alabama LOC)	2,800,000
2,970,000		La Grange, GA, Multi-Family Housing Authority, Revenue Bonds, 1.40% TOBs (Lee's Crossing Project Phase II)/(Columbus Bank and Trust Co., GA LOC), Optional Tender 5/1/2004	2,970,000
Principal Amount			Value
		SHORT-TERM MUNICIPALS--continued[1]
		Georgia--continued
$2,790,000		La Grange, GA, Multi-Family Housing Authority, Revenue Bonds, 1.40% TOBs (Lee's Crossing Project Phase I)/(Columbus Bank and Trust Co., GA LOC), Optional Tender 5/1/2004	$2,790,000
3,630,000		LaGrange, GA, Housing Authority, Multi-Family Refunding Revenue Bonds (Series 1997), Weekly VRDNs (Greenwood Park)/(Columbus Bank and Trust Co., GA LOC)	3,630,000
3,465,000		LaGrange, GA, Housing Authority, Multi-Family Refunding Revenue Bonds (Series 1997), Weekly VRDNs (Meadow Terrace)/(Columbus Bank and Trust Co., GA LOC)	3,465,000
270,000		Lee County, GA, Utilities Authority, 2.00% Bonds (AMBAC INS), 7/1/2004	270,380
7,770,000		Marietta, GA, Housing Authority, Multifamily Housing Revenue Bonds (Series 1995), Weekly VRDNs (Chalet Apartments)/(General Electric Capital Corp. LOC)	7,770,000
3,240,000		Metropolitan Atlanta Rapid Transit Authority, ROCs (Series 4011), Weekly VRDNs (FSA INS)/(Citigroup Global Markets Holdings, Inc. LIQ)	3,240,000
2,527,000		Milledgeville & Baldwin County, GA, Development Authority (Series 2000), Weekly VRDNs (Vernay Manufacturing, Inc.)/(U.S. Bank N.A., Cincinnati LOC)	2,527,000
5,000,000		Milledgeville & Baldwin County, GA, Development Authority (Series 2002), 5.00% TOBs (Georgia College & State University Foundation Property, LLC)/(Wachovia Bank N.A. LOC), Optional Tender 9/1/2004	5,063,286
7,400,000		Monroe County, GA, Development Authority (Series 1995), 1.20% TOBs (Georgia Power Co.), Mandatory Tender 4/19/2005	7,400,000
675,000		Monroe County, GA, Development Authority (Series 2004), 2.00% Bonds (MBIA Insurance Corp. INS), 11/1/2004	677,855
3,150,000		Montgomery County, GA, Development Authority (Series 2001), Weekly VRDNs (Brewton Parker College, Inc.)/(Regions Bank, Alabama LOC)	3,150,000
6,200,000		Rockdale County, GA, Hospital Authority (Series 2002), Weekly VRDNs (Rockdale Hospital and Health System, Inc.)/(SunTrust Bank LOC)	6,200,000
7,050,000		Rome-Floyd County, GA, Development Authority (Series 2000), Weekly VRDNs (Steel King Industries, Inc.)/(Marshall & Ilsley Bank, Milwaukee LOC)	7,050,000
4,040,000		Rome-Floyd County, GA, Development Authority (Series 2000), Weekly VRDNs (VTI of Georgia)/(Wells Fargo Bank Minnesota N.A. LOC)	4,040,000
4,600,000		Roswell, GA, Housing Authority, Multifamily Housing Refunding Revenue Bonds (Series 1988A), Weekly VRDNs (Belcourt Ltd.)/(Northern Trust Co., Chicago, IL LOC)	4,600,000
2,000,000		Savannah, GA, EDA (Series 1995A), Weekly VRDNs (Home Depot, Inc.)	2,000,000
2,000,000		Savannah, GA, EDA (Series 2000), Weekly VRDNs (Republic Services of Georgia)/ (SunTrust Bank LOC)	2,000,000
26,750,000		Savannah, GA, EDA (Series 2003C), Weekly VRDNs (Marshes of Skidaway Island)/(BNP Paribas SA LOC)	26,750,000
3,500,000		Savannah, GA, Housing Authority (Series2003), Weekly VRDNs (Bradley Pointe Apartments)/(Key Bank, N.A. LOC)	3,500,000
Principal Amount			Value
		SHORT-TERM MUNICIPALS--continued[1]
		Georgia--continued
$1,870,000		South Georgia Governmental Services Authority, Telecommunications/Cable Systems, 2.00% Bonds (FGIC INS), 1/1/2005	$1,881,403
1,040,000		Stephens County, GA, Development Authority (Series 1999) Weekly VRDNs (Toccoa Packaging, Inc.)/(SouthTrust Bank of Alabama, Birmingham LOC)	1,040,000
1,600,000		Thomasville, GA, HFA (Series 2002A), Weekly VRDNs (Wood Valley Apartments)/ (SouthTrust Bank of Alabama, Birmingham LOC)	1,600,000
1,235,000		Ware County, GA, 1.50% Bonds (XL Capital Assurance Inc. INS), 10/1/2004	1,237,050
1,750,000		Whitfield County, GA, Development Authority, Weekly VRDNs (Franklin Industries, Inc.)/(Bank of America N.A. LOC)	1,750,000
1,175,000		Whitfield County, GA, Development Authority (Series 1996), Weekly VRDNs (AMC International, Inc.)/(SouthTrust Bank of Alabama, Birmingham LOC)	1,175,000
3,600,000		Winder-Barrow County, GA, Joint Development Authority (Series 2001), Weekly VRDNs (Athens, GA YMCA)/(Wachovia Bank N.A. LOC)	3,600,000

		TOTAL INVESTMENTS--99.6% (AT AMORTIZED COST)[3]	451,076,792

		OTHER ASSETS AND LIABILITIES -- NET--0.4%	1,704,582

		TOTAL NET ASSETS--100%	$452,781,374

Securities that are subject to the federal alternative minimum tax (AMT) represent 44.4% of the portfolio as calculated based upon total portfolio market value.

1 The Fund may only invest in securities rated in one of the two highest short-term rating categories by nationally recognized statistical rating organizations (NRSROs) or unrated securities of comparable quality. An NRSRO's two highest rating categories are determined without regard for sub-categories and gradations. For example, securities rated SP-1+, SP-1 or SP-2 by Standard & Poor's, MIG-1 or MIG-2 by Moody's Investors Service, or F-1+, F-1 or F-2 by Fitch Ratings, are all considered rated in one of the two highest short-term rating categories.

Securities rated in the highest short-term rating category (and unrated securities of comparable quality) are identified as First Tier securities. Securities rated in the second highest short-term rating category (and unrated securities of comparable quality) are identified as Second Tier securities. The Fund follows applicable regulations in determining whether a security is rated and whether a security rated by multiple NRSROs in different rating categories should be identified as a First or Second Tier security.

At April 30, 2004, the portfolio securities were rated as follows:

Tier Rating Percentages Based on Total Market Value

First Tier	Second Tier
100.0%	0.0%

2 Denotes a restricted security which is subject to restrictions on resale under federal securities laws. These securities have been deemed liquid based upon criteria approved by the Fund's Board of Trustees. At April 30, 2004, these securities amounted to $83,410,000 which represents 18.4% of total net assets.

3 Also represents cost for federal tax purposes.

Note: The categories of investments are shown as a percentage of total net assets at April 30, 2004.

The following acronyms are used throughout this portfolio:

AMBAC	--American Municipal Bond Assurance Corporation
AMT	--Alternative Minimum Tax
COL	--Collateralized
CP	--Commercial Paper
EDA	--Economic Development Authority
FGIC	--Financial Guaranty Insurance Company
FHLMC	--Federal Home Loan Mortgage Corp.
FNMA	--Federal National Mortgage Association
FSA	--Financial Security Assurance
GNMA	--Government National Mortgage Association
GTD	--Guaranteed
HFA	--Housing Finance Authority
IDA	--Industrial Development Authority
IDRB	--Industrial Development Revenue Bond
INS	--Insured
LIQ	--Liquidity Agreement
LOCs	--Letter(s) of Credit
MERLOTS	--Municipal Exempt Receipts -- Liquidity Optional Tender Series
PUTTERs	--Puttable Tax-Exempt Receipts
ROCs	--Reset Option Certificates
SFM	--Single Family Mortgage
TANs	--Tax Anticipation Notes
TOBs	--Tender Option Bonds
TOPS	--Trust Obligation Participating Securities
VRDNs	--Variable Rate Demand Notes

See Notes which are an integral part of the Financial Statements

Statement of Assets and Liabilities

April 30, 2004 (unaudited)

Assets:
Total investments in securities, at amortized cost and value		$451,076,792
Cash		224,012
Income receivable		918,146
Receivable for shares sold		672,206
Prepaid expenses		15,971

TOTAL ASSETS		452,907,127

Liabilities:
Income distribution payable	$33,820
Payable for transfer and dividend disbursing agent fees and expenses (Note 5)	15,393
Payable for shareholder services fees (Note 5)	76,540

TOTAL LIABILITIES		125,753

Net assets for 452,781,879 shares outstanding		$452,781,374

Net Assets Consist of:
Paid in capital		$452,781,879
Accumulated net realized loss on investments		(364)
Distributions in excess of net investment income		(141)

TOTAL NET ASSETS		$452,781,374

Net Asset Value, Offering Price and Redemption Proceeds Per Share:
$452,781,374 ÷ 452,781,879 shares outstanding		$1.00

See Notes which are an integral part of the Financial Statements

Statement of Operations

Six Months Ended April 30, 2004 (unaudited)

Investment Income:
Interest			$2,675,377

Expenses:
Investment adviser fee (Note 5)		$1,188,202
Administrative personnel and services fee (Note 5)		189,875
Custodian fees		10,386
Transfer and dividend disbursing agent fees and expenses (Note 5)		35,735
Directors'/Trustees' fees		1,977
Auditing fees		6,478
Legal fees		7,886
Portfolio accounting fees (Note 5)		43,264
Shareholder services fee (Note 5)		594,101
Share registration costs		11,571
Printing and postage		6,206
Insurance premiums		966
Miscellaneous		738

TOTAL EXPENSES		2,097,385

Waivers (Note 5):
Waiver of investment adviser fee	$(763,723)
Waiver of administrative personnel and services fee	(8,793)
Waiver of transfer and dividend disbursing agent fees and expenses	(6,202)
Waiver of shareholder services fee	(142,584)

TOTAL WAIVERS		(921,302)

Net expenses			1,176,083

Net investment income			$1,499,294

See Notes which are an integral part of the Financial Statements

Statement of Changes in Net Assets

	Six Months Ended (unaudited) 4/30/2004	Year Ended 10/31/2003
Increase (Decrease) in Net Assets
Operations:
Net investment income	$1,499,294	$3,773,931

Distributions to Shareholders:
Distributions from net investment income	(1,499,833)	(3,773,533)

Share Transactions:
Proceeds from sale of shares	806,506,203	1,375,846,222
Net asset value of shares issued to shareholders in payment of distributions declared	1,302,768	3,090,986
Cost of shares redeemed	(864,712,653)	(1,349,061,684)

CHANGE IN NET ASSETS RESULTING FROM SHARE TRANSACTIONS	(56,903,682)	29,875,524

Change in net assets	(56,904,221)	29,875,922

Net Assets:
Beginning of period	509,685,595	479,809,673

End of period (including undistributed (distributions in excess of) net investment income of $(141) and $398, respectively)	$452,781,374	$509,685,595

See Notes which are an integral part of the Financial Statements

Notes to Financial Statements

April 30, 2004 (unaudited)

1. ORGANIZATION

Money Market Obligations Trust (the "Trust") is registered under the Investment Company Act of 1940, as amended (the "Act"), as an open-end, management investment company. The Trust consists of 41 portfolios. The financial statements included herein are only those of Georgia Municipal Cash Trust (the "Fund"). The financial statements of the other portfolios are presented separately. The assets of each portfolio are segregated and a shareholder's interest is limited to the portfolio in which shares are held. The investment objective of the Fund is to provide current income exempt from federal regular income tax and the income tax imposed by the State of Georgia consistent with stability of principal and liquidity.

2. SIGNIFICANT ACCOUNTING POLICIES

The following is a summary of significant accounting policies consistently followed by the Fund in the preparation of its financial statements. These policies are in conformity with generally accepted accounting principles ("GAAP") in the United States of America.

Investment Valuation

The Fund uses the amortized cost method to value its portfolio securities in accordance with Rule 2a-7 under the Act.

Investment Income, Expenses and Distributions

Interest income and expenses are accrued daily. Dividend income and distributions to shareholders are recorded on the ex-dividend date.

Premium and Discount Amortization

All premiums and discounts are amortized/accreted.

Federal Taxes

It is the Fund's policy to comply with the Subchapter M provision of the Internal Revenue Code (the "Code") and to distribute to shareholders each year substantially all of its income. Accordingly, no provision for federal tax is necessary.

When-Issued and Delayed Delivery Transactions

The Fund may engage in when-issued or delayed delivery transactions. The Fund records when-issued securities on the trade date and maintains security positions such that sufficient liquid assets will be available to make payment for the securities purchased. Securities purchased on a when-issued or delayed delivery basis are marked to market daily and begin earning interest on the settlement date. Losses may occur on these transactions due to changes in market conditions or the failure of counterparties to perform under the contract.

Restricted Securities

Restricted securities are securities that may only be resold upon registration under federal securities laws or in transactions exempt from such registration. Many restricted securities may be resold in the secondary market in transactions exempt from registration. In some cases, the restricted securities may be resold without registration upon exercise of a demand feature. Such restricted securities may be determined to be liquid under criteria established by the Board of Trustees (the "Trustees"). The Fund will not incur any registration costs upon such resales. Restricted securities are valued at amortized cost in accordance with Rule 2a-7 under the Act.

Use of Estimates

The preparation of financial statements in conformity with GAAP requires management to make estimates and assumptions that affect the amounts of assets, liabilities, expenses and revenues reported in the financial statements. Actual results could differ from those estimated.

Other

Investment transactions are accounted for on a trade date basis.

3. SHARES OF BENEFICIAL INTEREST

The Declaration of Trust permits the Trustees to issue an unlimited number of full and fractional shares of beneficial interest (without par value). At April 30, 2004, capital paid-in aggregated $452,781,879.

Transactions in capital stock were as follows:

	Six Months Ended 4/30/2004	Year Ended 10/31/2003
Shares sold	806,506,203	1,375,846,222
Shares issued to shareholders in payment of distributions declared	1,302,768	3,090,986
Shares redeemed	(864,712,653)	(1,349,061,684)

NET CHANGE RESULTING FROM SHARE TRANSACTIONS	(56,903,682)	29,875,524

4. FEDERAL TAX INFORMATION

At October 31, 2003, the Fund had a capital loss carryforward of $364, which will reduce the Fund's taxable income arising from future net realized gains on investments, if any, to the extent permitted by the Code, and thus will reduce the amount of distributions to shareholders which would otherwise be necessary to relieve the Fund of any liability for federal tax. Pursuant to the Code, such capital loss carryforward will expire in 2007.

5. INVESTMENT ADVISER FEE AND OTHER TRANSACTIONS WITH AFFILIATES

Investment Adviser Fee

Federated Investment Management Company, the Fund's investment adviser (the "Adviser"), receives for its services an annual investment adviser fee equal to 0.50% of the Fund's average daily net assets. The Adviser may voluntarily choose to waive any portion of its fee. The Adviser can modify or terminate this voluntary waiver at any time at its sole discretion.

Administrative Fee

Federated Administrative Services ("FAS"), under the Administrative Services Agreement, provides the Fund with administrative personnel and services. The fee paid to FAS is based on the average aggregate daily net assets of all Federated funds as specified below:

Maximum Administrative Fee	Average Aggregate Daily Net Assets of the Federated Funds
0.150%	on the first $5 billion
0.125%	on the next $5 billion
0.100%	on the next $10 billion
0.075%	on assets in excess of $20 billion

The administrative fee received during any fiscal year shall be at least $150,000 per portfolio and $40,000 per each additional class of Shares. FAS may voluntarily choose to waive any portion of its fee. FAS can modify or terminate this voluntary waiver at any time at its sole discretion.

Shareholder Services Fee

Under the terms of a Shareholder Services Agreement with Federated Shareholder Services Company ("FSSC"), the Fund will pay FSSC up to 0.25% of the average daily net assets of the Fund for the period. The fee paid to FSSC is used to finance certain services for shareholders and to maintain shareholder accounts. FSSC may voluntarily choose to waive any portion of its fee. FSSC can modify or terminate this voluntary waiver at any time at its sole discretion.

Transfer and Dividend Disbursing Agent Fees and Expenses

Federated Services Company ("FServ"), through its subsidiary FSSC, serves as transfer and dividend disbursing agent for the Fund. The fee paid to FSSC is based on the size, type and number of accounts and transactions made by shareholders. FSSC may voluntarily choose to waive any portion of its fee. FSSC can modify or terminate this voluntary waiver at any time at its sole discretion.

Portfolio Accounting Fees

Prior to January 1, 2004, FServ maintained the Fund's accounting records for which it received a fee. The fee was based on the level of the Fund's average daily net assets for the period, plus out-of-pocket expenses. The fee paid to FServ during the reporting period was $14,241, after voluntary waiver, if applicable.

Interfund Transactions

During the six months ended April 30, 2004, the Fund engaged in purchase and sale transactions with funds that have a common investment adviser (or affiliated investment advisers), common Directors/Trustees, and /or common Officers. These purchase and sale transactions complied with Rule 17a-7 under the Act and amounted to $412,195,474 and $410,770,000, respectively.

General

Certain of the Officers and Trustees of the Trust are Officers and Directors or Trustees of the above companies.

6. CONCENTRATION OF CREDIT RISK

Since the Fund invests a substantial portion of its assets in issuers located in one state, it will be more susceptible to factors adversely affecting issuers of that state than would be a comparable tax-exempt mutual fund that invests nationally. In order to reduce the credit risk associated with such factors, at April 30, 2004, 85.2% of the securities in the portfolio of investments are backed by letters of credit or bond insurance of various financial institutions and financial guaranty assurance agencies. The percentage of investments insured by or supported (backed) by a letter of credit from any one institution or agency did not exceed 11.7% of total investments.

7. LEGAL PROCEEDINGS

In October 2003, Federated Investors, Inc. and various subsidiaries thereof (including the advisers and distributor for various investment companies, collectively, "Federated"), along with various investment companies sponsored by Federated ("Funds"), were named as defendants in several class action lawsuits now pending in the United States District Court for the District of Maryland seeking damages of unspecified amounts. The lawsuits were purportedly filed on behalf of people who purchased, owned and/or redeemed shares of Federated-sponsored mutual funds during specified periods beginning November 1, 1998. The suits are generally similar in alleging that Federated engaged in illegal and improper trading practices including market timing and late trading in concert with certain institutional traders, which allegedly caused financial injury to the mutual fund shareholders. The Board of the Funds has retained the law firm of Dickstein Shapiro Morin & Oshinsky LLP to represent the Funds in these lawsuits. Federated and the Funds, and their respective counsel, are reviewing the allegations and will respond appropriately. Additional lawsuits based upon similar allegations have been filed, and others may be filed in the future. Although Federated does not believe that these lawsuits will have a material adverse effect on the Funds, there can be no assurance that these suits, the ongoing adverse publicity and/or other developments resulting from related regulatory investigations will not result in increased Fund redemptions, reduced sales of Fund shares, or other adverse consequences for the Funds.

Mutual funds are not bank deposits or obligations, are not guaranteed by any bank, and are not insured or guaranteed by the U.S. government, the Federal Deposit Insurance Corporation, the Federal Reserve Board or any other government agency. Investment in mutual funds involves investment risk, including the possible loss of principal. Although money market funds seek to preserve the value of your investment at $1.00 per share, it is possible to lose money by investing in these funds.

This report is authorized for distribution to prospective investors only when preceded or accompanied by the Fund's prospectus, which contains facts concerning its objective and policies, management fees, expenses and other information.

VOTING PROXIES ON FUND PORTFOLIO SECURITIES

A description of the policies and procedures that the Fund uses to determine how to vote proxies relating to securities held in the Fund's portfolio is available, without charge and upon request, by calling 1-800-341-7400. This information is also available from the EDGAR database on the SEC's Internet site at http://www.sec.gov.

IMPORTANT NOTICE ABOUT FUND DOCUMENT DELIVERY

In an effort to reduce costs and avoid duplicate mailings, the Fund(s) intend to deliver a single copy of certain documents to each household in which more than one shareholder of the Fund(s) resides (so-called "householding"), as permitted by applicable rules. The Fund's "householding" program covers its/their Prospectus and Statement of Additional Information, and supplements to each, as well as Semi-Annual and Annual Shareholder Reports and any Proxies or information statements. Shareholders must give their written consent to participate in the "householding" program. The Fund is also permitted to treat a shareholder as having given consent ("implied consent") if (i) shareholders with the same last name, or believed to be members of the same family, reside at the same street address or receive mail at the same post office box, (ii) the Fund gives notice of its intent to "household" at least sixty (60) days before it begins "householding" and (iii) none of the shareholders in the household have notified the Fund(s) or their agent of the desire to "opt out" of "householding." Shareholders who have granted written consent, or have been deemed to have granted implied consent, can revoke that consent and opt out of "householding" at any time: shareholders who purchased shares through an intermediary should contact their representative; other shareholders may call the Fund at 1-800-341-7400.

Federated Investors
World-Class Investment Manager

Georgia Municipal Cash Trust
Federated Investors Funds
5800 Corporate Drive
Pittsburgh, PA 15237-7000
www.federatedinvestors.com

Contact us at 1-800-341-7400 or
www.federatedinvestors.com/contact

Federated Securities Corp., Distributor

Cusip 60934N328

Federated is a registered mark of Federated Investors, Inc. 2004 ©Federated Investors, Inc.

G01478-01 (6/04)

MASSACHUSETTS MUNICIPAL CASH TRUST FINANCIAL HIGHLIGHTS—GALAXY-BKB SHARES

(For a Share outstanding throughout each period)

	Six Months
	Ended
	(unaudited)			Year Ended October 31,
	4/30/2004	2003	2002	2001	2000	1999

Net Asset Value, Beginning of Period	$1.00	$1.00	$1.00	$1.00	$1.00	$1.00
Income From Investment Operations:
Net investment income	0.002	0.006	0.010	0.026	0.034	0.027
Net realized loss on investments	—	—	(0.000)[1]	—	—	—

TOTAL FROM INVESTMENT OPERATIONS	0.002	0.006	0.010	0.026	0.034	0.027

Less Distributions:
Distributions from net investment income	(0.002)	(0.006)	(0.010)	(0.026)	(0.034)	(0.027)

Net Asset Value, End of Period	$1.00	$1.00	$1.00	$1.00	$1.00	$1.00

Total Return[2]	0.23%	0.63%	1.03%	2.68%	3.48%	2.70%

Ratios to Average Net Assets:
Expenses	0.61%[3]	0.62%	0.62%	0.62%	0.57%	0.56%
Net investment income	0.46%[3]	0.64%	1.03%	2.70%	3.38%	2.67%
Expense waiver/reimbursement[4]	0.31%[3]	0.29%	0.28%	0.28%	0.31%	0.35%
Supplemental Data:
Net assets, end of period (000 omitted)	$18,089	$27,593	$48,631	$65,725	$92,810	$199,860

(1)	Represents less than $0.001.
(2)	Based on net asset value, which does not reflect the sales charge or contingent deferred sales charge, if applicable.
(3)	Computed on an annualized basis.
(4)	This voluntary expense decrease is reflected in both the expense and the net investment income ratios shown above.

(See Notes which are an integral part of the Financial Statements)

MASSACHUSETTS MUNICIPAL CASH TRUST PORTFOLIO OF INVESTMENTS

April 30, 2004 (unaudited)
PRINCIPAL
AMOUNT		VALUE
(1) Short-Term Municipals—99.7%
Massachusetts—99.7%
$11,166,000	ABN AMRO MuniTOPS Certificates Trust (Massachusetts Non-AMT)/
	(Series 1998-12), Weekly VRDNs (Massachusetts Water Resources
	Authority)/(MBIA Insurance Corp. INS)/(ABN AMRO Bank NV,
	Amsterdam LIQ)	$11,166,000

3,300,000	Attleboro, MA, 2.00% BANs, 12/17/2004	3,317,435

2,071,000	Boxborough, MA, 2.00% BANs, 3/25/2005	2,088,113

5,275,000	Central Berkshire, MA Regional School District, 2.00% BANs, 10/8/2004	5,293,225

20,731,187	Clipper Tax-Exempt Certificates Trust (Massachusetts Non-AMT)/
	(Series 1997-2), Weekly VRDNs (Massachusetts State Lottery
	Commission)/(AMBAC INS)/(State Street Bank and Trust Co. LIQ)	20,731,187

145,000	(2) Clipper Tax-Exempt Certificates Trust (Massachusetts Non-AMT)/
	(Series 1999-1), 1.05% TOBs (Massachusetts State HFA)/(MBIA
	Insurance Corp. INS)/(State Street Bank and Trust Co. LIQ),
	Optional Tender 8/12/2004	145,000

14,067,000	(2) Clipper Tax-Exempt Certificates Trust (Massachusetts Non-AMT)/
	(Series 2000-2), 1.05% TOBs (Massachusetts Turnpike Authority)/
	(MBIA Insurance Corp. INS)/(State Street Bank and Trust Co. LIQ),
	Optional Tender 8/12/2004	14,067,000

10,200,000	(2) Clipper Tax-Exempt Certificates Trust (Massachusetts Non-AMT)/
	(Series 2001-4), 1.05% TOBs (Massachusetts Turnpike Authority)/
	(MBIA Insurance Corp. INS)/(State Street Bank and Trust Co. LIQ),
	Optional Tender 9/8/2004	10,200,000

1,000,000	Commonwealth of Massachusetts, (Series 1997-B), Weekly VRDNs
	(Landesbank Hessen-Thueringen, Frankfurt LIQ)	1,000,000

3,255,000	Commonwealth of Massachusetts, (1999 SG 126), Weekly VRDNs
	(Societe Generale, Paris LIQ)	3,255,000

PRINCIPAL
AMOUNT		VALUE
(1) Short-Term Municipals—continued
Massachusetts—continued
$4,985,000	Commonwealth of Massachusetts, MERLOTS (Series 2002-A9),
	Weekly VRDNs (FSA INS)/(Wachovia Bank N.A. LIQ)	$4,985,000

2,970,000	Commonwealth of Massachusetts, (PA-793), Weekly VRDNs (Merrill
	Lynch & Co., Inc. LIQ)	2,970,000

2,400,000	Commonwealth of Massachusetts, (PA-798), Weekly VRDNs
	(Massachusetts Federal-Aid Highway Program)/(FSA INS)/(Merrill
	Lynch & Co., Inc. LIQ)	2,400,000

5,070,000	Commonwealth of Massachusetts, PUTTERs (Series 343), Weekly
	VRDNs (XL Capital Assurance Inc. INS)/(J.P. Morgan Chase & Co. LIQ)	5,070,000

8,605,000	Commonwealth of Massachusetts, ROCs (Series 1047), Weekly
	VRDNs (FSA INS)/(Citigroup Global Markets Holdings, Inc. LIQ)	8,605,000

6,280,000	Commonwealth of Massachusetts, Roaring Forks (Series 2003-10),
	Weekly VRDNs (MBIA Insurance Corp. INS)/(Bank of New York LIQ)	6,280,000

2,785,000	Commonwealth of Massachusetts, Variable Rate Certificates
	(Series 2001-O), Weekly VRDNs (FSA INS)/(Bank of America N.A. LIQ)	2,785,000

3,485,000	Commonwealth of Massachusetts, Variable Rate Certificates
	(Series 2002-C), Weekly VRDNs (FSA INS)/(Bank of America N.A. LIQ)	3,485,000

4,000,000	Dover-Sherborn, MA Regional School District, 1.75% BANs, 11/12/2004	4,013,950

3,000,000	Fall River, MA, 2.00% BANs, 2/3/2005	3,018,009

8,680,000	Hatfield, MA, 1.75% BANs, 7/30/2004	8,694,186

4,387,500	Haverhill, MA, 2.00% BANs (Fleet National Bank LOC), 12/3/2004	4,407,964

11,340,998	Koch Floating Rate Trust (Massachusetts Non-AMT)/(Series 1999-4),
	Weekly VRDNs (AMBAC INS)/(State Street Bank and Trust Co. LIQ)	11,340,998

4,000,000	Lawrence, MA, 2.00% BANs, 12/23/2004	4,019,602

1,110,000	Littleton, MA, 1.40% BANs, 5/27/2004	1,110,274

4,000,000	Malden, MA, 2.00% BANs, 11/24/2004	4,018,311

PRINCIPAL
AMOUNT		VALUE
(1) Short-Term Municipals—continued
Massachusetts—continued
$1,500,000	Massachusetts Bay Transportation Authority, (Series 1999), Weekly
	VRDNs (Landesbank Baden-Wuerttemberg LIQ)	$1,500,000

9,600,000	Massachusetts Bay Transportation Authority, (Series B), .94% CP
	(Bayerische Landesbank Girozentrale LIQ), Mandatory Tender 5/24/2004	9,600,000

3,800,000	Massachusetts Bay Transportation Authority, (Series B), .96% CP
	(Bayerische Landesbank Girozentrale LIQ), Mandatory
	Tender 5/24/2004	3,800,000

11,000,000	Massachusetts Bay Transportation Authority, MERLOTS (Series 2000H),
	Weekly VRDNs (FGIC INS)/(Wachovia Bank N.A. LIQ)	11,000,000

2,700,000	Massachusetts Bay Transportation Authority, (PT-1218), Weekly VRDNs
	(FGIC INS)/(Merrill Lynch & Co., Inc. LIQ)	2,700,000

5,000,000	Massachusetts Development Finance Agency Weekly VRDNs (Chestnut
	Hill School)/(Citizens Bank of Massachusetts LOC)	5,000,000

4,450,000	Massachusetts Development Finance Agency Weekly VRDNs
	(You, Inc.)/(Lloyds TSB Bank PLC, London LOC)	4,450,000

4,900,000	Massachusetts Development Finance Agency, (Series 1998A), Weekly
	VRDNs (Shady Hill School)/(Citizens Bank of Massachusetts LOC)	4,900,000

2,206,000	Massachusetts Development Finance Agency, (Series 1999), Weekly
	VRDNs (Dean College)/(Fleet National Bank LOC)	2,206,000

6,200,000	Massachusetts Development Finance Agency, (Series 2000), Weekly
	VRDNs (Marine Biological Laboratory)/(Allied Irish Banks PLC LOC)	6,200,000

4,500,000	Massachusetts Development Finance Agency, (Series 2000), Weekly
	VRDNs (Worcester Academy)/(Allied Irish Banks PLC LOC)	4,500,000

785,000	Massachusetts Development Finance Agency, (Series 2001), Weekly
	VRDNs (The Children's Museum)/(Citizens Bank of Massachusetts LOC)	785,000

7,400,000	Massachusetts Development Finance Agency, (Series 2001A), Weekly
	VRDNs (Alliance of Massachusetts, Inc.)/(PNC Bank, N.A. LOC)	7,400,000

PRINCIPAL
AMOUNT		VALUE
(1) Short-Term Municipals—continued
Massachusetts—continued
$5,500,000	Massachusetts Development Finance Agency, (Series 2002), Weekly
	VRDNs (Gordon College)/(Citizens Bank of Massachusetts LOC)	$5,500,000

1,000,000	Massachusetts Development Finance Agency, (Series 2002), Weekly
	VRDNs (The Rivers School)/(Citizens Bank of Massachusetts LOC)	1,000,000

5,000,000	Massachusetts Development Finance Agency, (Series 2003), Weekly
	VRDNs (Boston College High School)/(Citizens Bank of
	Massachusetts LOC)	5,000,000

5,000,000	Massachusetts Development Finance Agency, (Series 2004), Weekly
	VRDNs (Thayer Academy)/(Allied Irish Banks PLC LOC)	5,000,000

935,000	Massachusetts Development Finance Agency, (Series R3), Weekly
	VRDNs (Boston University)/(XL Capital Assurance Inc. INS)/(Societe
	Generale, Paris LIQ)	935,000

1,530,000	Massachusetts HEFA, (Series 1999), Weekly VRDNs (CIL Reality of
	Massachusetts)/(Dexia Credit Local LOC)	1,530,000

3,000,000	Massachusetts HEFA, (Series A-1), Weekly VRDNs (Sherrill House)/
	(Comerica Bank LOC)	3,000,000

2,860,000	Massachusetts HEFA, (Series B), Weekly VRDNs (Boston Home)/
	(Citizens Bank of Massachusetts LOC)	2,860,000

1,645,000	Massachusetts HEFA, (Series B), Weekly VRDNs (Endicott College)/
	(Fleet National Bank LOC)	1,645,000

5,640,000	Massachusetts HEFA, (Series B), Weekly VRDNs (New England
	Carpenters Training Fund)/(Citizens Bank of Massachusetts LOC)	5,640,000

12,495,000	(2) Massachusetts HEFA, (PA-973R), 1.20% TOBs (Massachusetts
	Institute of Technology)/(Merrill Lynch & Co., Inc. LIQ), Optional
	Tender 9/16/2004	12,495,000

PRINCIPAL
AMOUNT		VALUE
(1) Short-Term Municipals—continued
Massachusetts—continued
$5,505,000	Massachusetts HEFA, Variable Rate Certificates (Series 2002-D),
	Weekly VRDNs (Massachusetts Institute of Technology)/(Bank of
	America N.A. LIQ)	$5,505,000

5,700,000	Massachusetts IFA, (Series 1995), Weekly VRDNs (Goddard House)/
	(Fleet National Bank LOC)	5,700,000

2,395,000	Massachusetts IFA, (Series 1997), Weekly VRDNs (Massachusetts
	Society for the Prevention of Cruelty to Animals)/(Fleet National
	Bank LOC)	2,395,000

6,575,000	Massachusetts IFA, (Series 1997), Weekly VRDNs (Mount Ida College)/
	(Fleet National Bank LOC)	6,575,000

5,640,000	Massachusetts IFA, (Series 1998A), Weekly VRDNs (JHC Assisted
	Living Corp.)/(SunTrust Bank LOC)	5,640,000

3,065,000	Massachusetts IFA, (Series B), Weekly VRDNs (Williston North
	Hampton School)/(Fleet National Bank LOC)	3,065,000

3,150,000	Massachusetts State College Building Authority, MERLOTS
	(Series 2000-B11), Weekly VRDNs (AMBAC INS)/(Wachovia
	Bank N.A. LIQ)	3,150,000

4,290,000	Massachusetts State HFA,(PT-162), Weekly VRDNs (MBIA Insurance
	Corp. INS)/(BNP Paribas SA LIQ)	4,290,000

8,758,000	Massachusetts Turnpike Authority, Variable Rate Certificates
	(Series 1997N), Weekly VRDNs (MBIA Insurance Corp. INS)/(Bank of
	America N.A. LIQ)	8,758,000

15,400,000	Massachusetts Water Pollution Abatement Trust Pool, Subordinate,
	MERLOTS (Series 1999N), Weekly VRDNs (Wachovia Bank N.A. LIQ)	15,400,000

6,250,000	Massachusetts Water Resources Authority, Class A Certificates (Series
	2002-208), Daily VRDNs (FSA INS)/(Bear Stearns Cos., Inc. LIQ)	6,250,000

6,000,000	Nashoba, MA Regional School District, 2.00% BANs, 12/3/2004	6,026,204

PRINCIPAL
AMOUNT		VALUE
(1) Short-Term Municipals—continued
Massachusetts—continued
$2,263,000	Newbury, MA, 2.00% BANs, 12/16/2004	$2,274,898

6,000,000	North Adams, MA, 2.00% BANs, 2/25/2005	6,041,425

2,000,000	Pembroke, MA, 2.00% BANs, 8/5/2004	2,005,085

8,239,760	Plympton, MA, 1.75% BANs, 7/8/2004	8,251,120

4,700,000	Ralph C. Mahar, MA Regional School District, 1.75% BANs, 7/14/2004	4,706,430

2,920,000	Randolph, MA, 1.75% BANs, 3/4/2005	2,935,291

5,800,000	Worcester, MA, 2.00% BANs, 8/31/2004	5,816,679

	Total Investments—99.7%
	(at amortized cost)(3)	361,897,386

	Other Assets and Liabilities-Net—0.3%	1,048,177

	Total Net Assets—100%	$362,945,563

At April 30, 2004, the Fund holds no securities that are subject to the federal alternative minimum tax (“AMT”).

(1) The Fund may only invest in securities rated in one of the two highest short-term rating categories by nationally recognized statistical rating organizations (NRSROs) or unrated securities of comparable quality. An NRSRO’s two highest rating categories are determined without regard for sub-categories and gradations. For example, securities rated SP-1+, SP-1 or SP-2 by Standard & Poor’s, MIG-1 or MIG-2 by Moody’s Investors Service, or F-1+, F-1 or F-2 by Fitch Ratings, are all considered rated in one of the two highest short-term rating categories.

Securities rated in the highest short-term rating category (and unrated securities of comparable quality) are identified as First Tier securities. Securities rated in the second highest short-term rating category (and unrated securities of comparable quality) are identified as Second Tier securities. The Fund follows applicable regulations in determining whether a security is rated and whether a security rated by multiple NRSROs in different rating categories should be identified as a First or Second Tier security.

At April 30, 2004, the portfolio securities were rated as follows:

TIER RATING PERCENTAGE BASED ON TOTAL MARKET VALUE

First Tier	Second Tier
100.00%	0.00%

(2) Denotes a restricted security which is subject to restrictions on resale under federal securities laws. These securities have been deemed liquid based upon criteria approved by the Fund's Board of Trustees. At April 30, 2004, these securities amounted to $36,907,000 which represents 10.2% of total net assets.

(3) Also represents cost for federal tax purposes.

Note: The categories of investments are shown as a percentage of total net assets at April 30, 2004.

The following acronyms are used throughout this portfolio:

AMBAC—American Municipal Bond Assurance Corporation

AMT—Alternative Minimum Tax

BANs—Bond Anticipation Notes

CP—Commercial Paper

FGIC—Financial Guaranty Insurance Company

FSA—Financial Security Assurance

HEFA—Health and Education Facilities Authority

HFA—Housing Finance Authority

IFA—Industrial Finance Authority

INS—Insured

LIQ—Liquidity Agreement LOC—Letter of Credit

MERLOTS—Municipal Exempt Receipts—Liquidity Optional Tender Series

PUTTERs—Puttable Tax-Exempt Receipts

ROCs—Reset Option Certificates

TOBs—Tender Option Bonds

TOPS—Trust Obligation Participating Securities

VRDNs—Variable Rate Demand Notes

(See Notes which are an integral part of the Financial Statements)

MASSACHUSETTS MUNICIPAL CASH TRUST STATEMENT OF ASSETS AND LIABILITIES

April 30, 2004 (unaudited)
Assets:
Total investments in securities, at amortized cost and value		361,897,386

Income receivable		1,282,867

Receivable for shares sold		4,982

Prepaid expenses		4,877

Total assets		363,190,112

Liabilities:
Payable for shares redeemed	$94

Payable to bank	148,542

Income distribution payable	66,183

Payable for transfer and dividend disbursing agent fees and
expenses (Note 5)	25,461

Payable for Directors’/Trustees’ fees	1,429

Payable for shareholder services fee (Note 5)	2,840

Total liabilities		244,549

Net assets for 362,950,654 shares outstanding		$362,945,563

Net Assets Consist of:
Paid in capital		$362,950,866

Accumulated net realized loss on investments		(5,315)

Undistributed net investment income		12

Total Net Assets		$362,945,563

Net Asset Value, Offering Price and Redemption Proceeds Per Share:
Institutional Service Shares:
$344,856,574 ÷ 344,860,049 shares outstanding		$1.00

Galaxy - BKB Shares:
$18,088,989 ÷ 18,090,605 shares outstanding		$1.00

(See Notes which are an integral part of the Financial Statements)

MASSACHUSETTS MUNICIPAL CASH TRUST STATEMENT OF OPERATIONS

Six Months Ended April 30, 2004 (unaudited)
Investment Income:
Interest			2,176,486

Expenses:
Investment adviser fee (Note 5)		$1,012,794

Administrative personnel and services fee (Note 5)		161,845

Custodian fees		8,261

Transfer and dividend disbursing agent fees and expenses—
Institutional Service Shares (Note 5)		52,507

Transfer and dividend disbursing agent fees and expenses—
Galaxy-BKB Shares (Note 5)		5,396

Directors’/Trustees’ fees		2,273

Auditing fees		6,678

Legal fees		5,979

Portfolio accounting fees (Note 5)		45,595

Shareholder services fee—Institutional Service Shares (Note 5)		479,573

Shareholder services fee—Galaxy-BKB Shares (Note 5)		26,824

Share registration costs		15,269

Printing and postage		18,044

Insurance premiums		3,129

Miscellaneous		993

Total expenses		1,845,160

Waivers (Note 5):

Waiver of investment adviser fee	$(115,802)

Waiver of administrative personnel and services fee	(7,495)

Waiver of transfer and dividend disbursing agent
fees and expenses—Institutional Service Shares	(7,530)

Waiver of transfer and dividend disbursing agent fees
and expenses—Galaxy-BKB Shares	(400)

Waiver of shareholder services fee—
Institutional Service Shares	(460,390)

Waiver of shareholder services fee—Galaxy-BKB Shares	(26,824)

Total Waivers		(618,441)

Net expenses			1,226,719

Net investment income			$949,767

(See Notes which are an integral part of the Financial Statements)

MASSACHUSETTS MUNICIPAL CASH TRUST STATEMENT OF CHANGES IN NET ASSETS

	Six Months
	Ended
	(unaudited)	Year Ended
	April 30, 2004	10/31/2003
Increase (Decrease) in Net Assets:
Operations—

Net investment income	$949,767	$4,213,107

Distributions to Shareholders—

Distributions from net investment income

Institutional Service Shares	(900,542)	(3,966,174)

Galaxy—BKB Shares	(49,293)	(246,853)

CHANGE IN NET ASSETS RESULTING FROM
DISTRIBUTIONS TO SHAREHOLDERS	(949,835)	(4,213,027)

Share Transactions—

Proceeds from sale of shares	579,391,129	1,143,254,294

Net asset value of shares issued to shareholders in payment of
distributions declared	487,390	2,904,372

Cost of shares redeemed	(656,207,747)	(1,536,759,358)

CHANGE IN NET ASSETS RESULTING FROM
SHARE TRANSACTIONS	(76,329,228)	(390,600,692)

Change in net assets	(76,329,296)	(390,600,612)

Net Assets:
Beginning of period	439,274,859	829,875,471

End of period (including undistributed net investment income
of $12 and $80, respectively)	$362,945,563	$439,274,859

(See Notes which are an integral part of the Financial Statements)

MASSACHUSETTS MUNICIPAL CASH TRUST NOTES TO FINANCIAL STATEMENTS

April 30, 2004 (unaudited)

(1) ORGANIZATION

Money Market Obligations Trust (the “Trust”) is registered under the Investment Company Act of 1940, as amended (the “Act”), as an open-end management investment company. The Trust consists of 41 portfolios. The financial statements included herein are only those of the Massachusetts Municipal Cash Trust (the “Fund”). The financial statements of the other portfolios are presented separately. The assets of each portfolio are segregated and a shareholder’s interest is limited to the portfolio in which shares are held. The Fund offers two classes of shares: Institutional Service Shares and Galaxy-BKB Shares. The investment objective of the Fund is to provide current income exempt from federal regular income tax and Massachusetts state income tax consistent with stability of principal.

(2) SIGNIFICANT ACCOUNTING POLICIES

The following is a summary of significant accounting policies consistently followed by the Fund in the preparation of its financial statements. These policies are in conformity with generally accepted accounting principles (“GAAP”) in the United States of America.

Investment Valuation

The Fund uses the amortized cost method to value its portfolio securities in accordance with Rule 2a-7 under the Act.

Investment Income, Expenses and Distributions

Interest income and expenses are accrued daily. Distributions to shareholders are recorded on the ex-dividend date. The Fund offers multiple classes of shares, which differ in their respective transfer and dividend disbursing agent service fees. All shareholders bear the common expenses of the Fund based on average daily net assets of each class, without distinction between share classes. Dividends are declared separately for each class. No class has preferential dividend rights; differences in per share dividend rates are generally due to differences in separate class expenses.

Premium and Discount Amortization

All premiums and discounts are amortized/accreted.

Federal Taxes

It is the Fund’s policy to comply with the Subchapter M provision of the Internal Revenue Code (the “Code”) and to distribute to shareholders each year substantially all of its income. Accordingly, no provision for federal tax is necessary.

When-Issued and Delayed Delivery Transactions

The Fund may engage in when-issued or delayed delivery transactions. The Fund records when-issued securities on the trade date and maintains security positions such that sufficient liquid assets will be available to make payment for the securities purchased. Securities purchased on a when-issued or delayed delivery basis are marked to market daily and begin earning interest on the settlement date. Losses may occur on these transactions due to changes in market conditions or the failure of counterparties to perform under the contract.

Restricted Securities

Restricted securities are securities that may only be resold upon registration under federal securities laws or in transactions exempt from such registration. Many restricted securities may be resold in the secondary market in transactions exempt from registration. In some cases, the restricted securities may be resold without registration upon exercise of a demand feature. Such restricted securities may be determined to be liquid under criteria established by the Board of Trustees (the “Trustees”). The Fund will not incur any registration costs upon such resales. Restricted securities are valued at amortized cost in accordance with Rule 2a-7 under the Act.

Use of Estimates

The preparation of financial statements in conformity with GAAP requires management to make estimates and assumptions that affect the amounts of assets, liabilities, expenses and revenues reported in the financial statements. Actual results could differ from those estimated.

Other

Investment transactions are accounted for on a trade date basis.

(3) SHARES OF BENEFICIAL INTEREST

The Declaration of Trust permits the Trustees to issue an unlimited number of full and fractional shares of beneficial interest (without par value) for each class of shares. At April 30, 2004, capital paid-in aggregated $362,950,866.

Transactions in shares were as follows:

	Six Months
	Ended	Year Ended
	4/30/2004	10/31/2003
Institutional Service Shares:
Shares sold	577,199,385	1,127,418,779
Shares issued to shareholders
in payment of distributions
declared	438,097	2,657,519
Shares redeemed	(644,462,261)	(1,499,639,892)

Net Change Resulting From
Institutional Service Share
Transactions	(66,824,779)	(369,563,594)

Galaxy-BKB Shares:
Shares sold	2,191,744	15,835,515
Shares issued to shareholders
in payment of distributions
declared	49,293	246,853
Shares redeemed	(11,745,486)	(37,119,466)

Net Change Resulting from
Galaxy-BKB Share
Transactions	(9,504,449)	(21,037,098)

Net Change Resulting from
Share Transactions	(76,329,228)	(390,600,692)

(4) FEDERAL TAX INFORMATION

At October 31, 2003, the Fund had a capital loss carryforward of $5,315, which will reduce Fund’s taxable income arising from future net realized gain on investments, if any, to the extent permitted by the Code, and thus will reduce the amount of distributions to shareholders which would otherwise be necessary to relieve the Fund of any liability of federal tax. Pursuant to the Code, such capital loss carryforward will expire in 2007.

(5) INVESTMENT ADVISER FEE AND OTHER TRANSACTIONS
WITH AFFILIATES

Investment Adviser Fee

Federated Invesment Management Company, the Fund’s investment adviser (the “Adviser”), receives for its services an annual investment adviser fee equal to 0.50% of the Fund’s average daily net assets. The Adviser may voluntarily choose to waive any portion of its fee. The Adviser can modify or terminate this voluntary waiver at any time at its sole discretion.

Administrative Fee

Federated Administrative Services (“FAS”), under the Administrative Services Agreement provides the Fund with administrative personnel and services. The fee paid to FAS is based on the average aggregate daily net assets of all Federated funds as specified below:

Average Aggregate
Maximum	Daily Net Assets
Administrative Fee	of the Federated Funds
0.150%	on the first $5 billion
0.125%	on the next $5 billion
0.100%	on the next $10 billion
0.075%	on assets in excess of $20 billion

The administrative fee received during any fiscal year shall be at least $150,000 per portfolio and $40,000 per each additional class of Shares. FAS may voluntarily choose to waive any portion of its fee. FAS can modify or terminate this voluntary waiver at any time at its sole discretion.

Shareholder Services Fee

Under the terms of a Shareholder Services Agreement with Federated Shareholder Services Company (“FSSC”), the Fund will pay FSSC up to 0.25% of the average daily net assets of the Fund’s Institutional Service Shares for the period. Under the terms of a Shareholder Services Agreement with Fleet National Bank, the Fund will pay Fleet National Bank up to 0.25% of average daily net assets of Galaxy-BKB Shares for the period. These fees paid to FSSC and Fleet National Bank are used to finance certain services for shareholders and to maintain shareholder accounts. FSSC and Fleet National Bank may voluntarily choose to waive any portion of their fees. FSSC and Fleet National Bank can modify or terminate these voluntary waivers at any time at their sole discretion.

Transfer and Dividend Disbursing Agent Fees and Expenses

Federated Services Company (“FServ”), through its subsidiary FSSC, serves as transfer and dividend disbursing agent for the Fund. The fee paid to FSSC is based on the size, type and number of accounts and transactions made by shareholders. FSSC may voluntarily choose to waive any portion of its fee. FSSC can modify or terminate this voluntary waiver at any time at its sole discretion.

Portfolio Accounting Fees

Prior to January 1, 2004, FServ maintained the Fund’s accounting records for which it received a fee. The fee was based on the level of the Fund’s average daily net assets for the period, plus out-of-pocket expenses. The fee paid to FServ during the reporting period was $15,230, after voluntary waiver, if applicable.

Interfund Transactions

During the six months ended April 30, 2004, the Fund engaged in purchase and sale transactions with funds that have a common investment adviser (or affiliated investment advisers), common Directors/Trustees and /or common Officers. These purchase and sale transactions complied with Rule 17a-7 under the Act and amounted to $213,925,000 and $255,159,000, respectively.

General

Certain of the Officers and Trustees of the Trust are Officers and Directors or Trustees of the above companies.

(6) CONCENTRATION OF CREDIT RISK

Since the Fund invests a substantial portion of its assets in issuers located in one state, it will be more susceptible to factors adversely affecting issuers of that state than would be a comparable tax-exempt mutual fund that invests nationally. In order to reduce the credit risk associated with such factors, at April 30, 2004, 64.3% of the securities in the portfolio of investments are backed by letters of credit or bond insurance of various financial institutions and financial guaranty assurance agencies. The percentage of investments insured by or supported (backed) by a letter of credit from any one institution or agency did not exceed 15.2% of total investments.

(7) LEGAL PROCEEDINGS

In October, 2003, Federated Investors, Inc. and various subsidiaries thereof (including the advisers and distributor for various investment companies, collectively, “Federated”), along with various investment companies sponsored by Federated (“Funds”), were named as defendants in several class action lawsuits now pending in the United States District Court for the District of Maryland seeking damages of unspecified amounts. The lawsuits were purportedly filed on behalf of people who purchased, owned and/or redeemed shares of Federated-sponsored mutual funds during specified periods beginning November 1, 1998. The suits are generally similar in alleging that Federated engaged in illegal and improper trading practices including market timing and late trading in concert with certain institutional traders, which allegedly caused financial injury to the mutual fund shareholders. The Board of the Funds has retained the law firm of Dickstein Shapiro Morin & Oshinsky LLP to represent the Funds in these lawsuits. Federated and the Funds, and their respective counsel, are reviewing the allegations and will respond appropriately. Additional lawsuits based upon similar allegations have been filed, and others may be filed in the future. Although Federated does not believe that these lawsuits will have a material adverse effect on the Funds, there can be no assurance that these suits, the ongoing adverse publicity and/or other developments resulting from related regulatory investigations will not result in increased Fund redemptions, reduced sales of Fund shares, or other adverse consequences for the Funds.

Mutual funds are not bank deposits or obligations, are not guaranteed by any bank, and are not insured or guaranteed by the U.S. government, the Federal Deposit Insurance Corporation, the Federal Reserve Board,or any other government agency. Investment in mutual funds involves investment risk, including possible loss of principal. Although Money Market funds seek to preserve the value of your investment at $1.00 per share, it its possible to lose money by investing in these funds.

This report is authorized for distribution to prospective investors only when preceded or accompanied by the Fund’s prospectus which contains facts concerning its objective and policies, management fees, expenses and other information.

VOTING PROXIES ON FUND PORTFOLIO SECURITIES

A description of the policies and procedures that the Fund uses to determine how to vote proxies relating to securities held in the Fund’s portfolio is available, without charge and upon request, by calling 1-800-341-7400. This information is also available from the EDGAR database on the SEC’s Internet site at http://www.sec.gov.

IMPORTANT NOTICE ABOUT FUND DOCUMENT DELIVERY

In an effort to reduce costs and avoid duplicate mailings, the Fund(s) intend to deliver a single copy of certain documents to each household in which more than one shareholder of the Fund(s) resides (so-called “householding”), as permitted by applicable rules. The Fund’s “householding” program covers its/their Prospectus and Statement of Additional Information, and supplements to each, as well as Semi-Annual and Annual Reports and any Proxies or information statements. Shareholders must give their written consent to participate in the householding program. The Fund is also permitted to treat a shareholder as having given consent (“implied consent”) if (i) shareholders with the same last name, or believed to be members of the same family, reside at the same street address or receive mail at the same post office, (ii) the Fund gives notice of its intent to “household” at least sixty (60) days before it begins “householding” and (iii) if none of the shareholders in the household have notified the Fund(s) or their agent of the desire to “opt out” of householding. Shareholders who have granted written consent, or have been deemed to have granted implied consent, can revoke that consent and opt out of householding at any time by calling 1-800-341-7400.

Semi-Annual Report

to Shareholders

[Logo of Galaxy Funds]

Massachusetts
Municipal
Cash Trust—
Galaxy-BKB Shares

April 30, 2004

[Logo of Galaxy Funds]

THE GALAXY FUNDS
P.O. BOX 6520
PROVIDENCE, RI 02940-6520
WWW.GALAXYFUNDS.COM

Federated Investors, Inc.
Federated Investors Tower
1001 Liberty Avenue
Pittsburgh, PA 15222-3779
1-800-341-7400
www.federatedinvestors.com

Federated Securities Corp., Distributor

Cusip 60934N237
G00191-02 (6/04)

File No. 811-5950

MF-0136

Federated Investors
World-Class Investment Manager

Massachusetts Municipal Cash Trust

A Portfolio of Money Market Obligations Trust

SEMI-ANNUAL SHAREHOLDER REPORT

April 30, 2004

Institutional Service Shares

FINANCIAL HIGHLIGHTS
FINANCIAL STATEMENTS
VOTING PROXIES ON FUND PORTFOLIO SECURITIES

NOT FDIC INSURED * MAY LOSE VALUE * NO BANK GUARANTEE

Financial Highlights -- Institutional Service Shares

(For a Share Outstanding Throughout Each Period)

	Six Months Ended (unaudited)	Year Ended October 31,
	4/30/2004	2003	2002	2001	2000	1999
Net Asset Value, Beginning of Period	$1.00	$1.00	$1.00	$1.00	$1.00	$1.00
Income From Investment Operations:
Net investment income	0.002	0.006	0.010	0.027	0.034	0.027
Net realized loss on investments	--	--	(0.000)[1]	--	--	--

TOTAL FROM INVESTMENT OPERATIONS	0.002	0.006	0.010	0.027	0.034	0.027

Less Distributions:
Distributions from net investment income	(0.002)	(0.006)	(0.010)	(0.027)	(0.034)	(0.027)

Net Asset Value, End of Period	$1.00	$1.00	$1.00	$1.00	$1.00	$1.00

Total Return[2]	0.23%	0.65%	1.05%	2.70%	3.49%	2.71%

Ratios to Average Net Assets:

Expenses	0.60%[3]	0.60%	0.60%	0.60%	0.56%	0.56%

Net investment income	0.47%[3]	0.66%	1.04%	2.68%	3.47%	2.69%

Expense waiver/reimbursement[4]	0.30%[3]	0.28%	0.27%	0.27%	0.30%	0.34%

Supplemental Data:

Net assets, end of period (000 omitted)	$344,857	$411,681	$781,245	$722,327	$725,796	$411,292

1 Represents less than $0.001.

2 Based on net asset value, which does not reflect the sales charge or contingent deferred sales charge, if applicable.

3 Computed on an annualized basis.

4 This voluntary expense decrease is reflected in both the expense and the net investment income ratios shown above.

See Notes which are an integral part of the Financial Statements

Portfolio of Investments

April 30, 2004 (unaudited)

Principal Amount			Value
		SHORT-TERM MUNICIPALS--99.7%[1]
		Massachusetts--99.7%
$11,166,000		ABN AMRO MuniTOPS Certificates Trust (Massachusetts Non-AMT)/ (Series 1998-12), Weekly VRDNs (Massachusetts Water Resources Authority)/ (MBIA Insurance Corp. INS)/(ABN AMRO Bank NV, Amsterdam LIQ)	$11,166,000
3,300,000		Attleboro, MA, 2.00% BANs, 12/17/2004	3,317,435
2,071,000		Boxborough, MA, 2.00% BANs, 3/25/2005	2,088,113
5,275,000		Central Berkshire, MA Regional School District, 2.00% BANs, 10/8/2004	5,293,225
20,731,187		Clipper Tax-Exempt Certificates Trust (Massachusetts Non-AMT)/ (Series 1997-2), Weekly VRDNs (Massachusetts State Lottery Commission)/ (AMBAC INS)/(State Street Bank and Trust Co. LIQ)	20,731,187
145,000	[2]	Clipper Tax-Exempt Certificates Trust (Massachusetts Non-AMT)/ (Series 1999-1), 1.05% TOBs (Massachusetts State HFA)/(MBIA Insurance Corp. INS)/(State Street Bank and Trust Co. LIQ), Optional Tender 8/12/2004	145,000
14,067,000	[2]	Clipper Tax-Exempt Certificates Trust (Massachusetts Non-AMT)/ (Series 2000-2), 1.05% TOBs (Massachusetts Turnpike Authority)/(MBIA Insurance Corp. INS)/(State Street Bank and Trust Co. LIQ), Optional Tender 8/12/2004	14,067,000
10,200,000	[2]	Clipper Tax-Exempt Certificates Trust (Massachusetts Non-AMT)/ (Series 2001-4), 1.05% TOBs (Massachusetts Turnpike Authority)/(MBIA Insurance Corp. INS)/(State Street Bank and Trust Co. LIQ), Optional Tender 9/8/2004	10,200,000
1,000,000		Commonwealth of Massachusetts, (Series 1997-B), Weekly VRDNs (Landesbank Hessen-Thueringen, Frankfurt LIQ)	1,000,000
3,255,000		Commonwealth of Massachusetts, (1999 SG 126), Weekly VRDNs (Societe Generale, Paris LIQ)	3,255,000
4,985,000		Commonwealth of Massachusetts, MERLOTS (Series 2002-A9), Weekly VRDNs (FSA INS)/(Wachovia Bank N.A. LIQ)	4,985,000
2,970,000		Commonwealth of Massachusetts, (PA-793), Weekly VRDNs (Merrill Lynch & Co., Inc. LIQ)	2,970,000
2,400,000		Commonwealth of Massachusetts, (PA-798), Weekly VRDNs (Massachusetts Federal-Aid Highway Program)/(FSA INS)/(Merrill Lynch & Co., Inc. LIQ)	2,400,000
5,070,000		Commonwealth of Massachusetts, PUTTERs (Series 343), Weekly VRDNs (XL Capital Assurance Inc. INS)/(J.P. Morgan Chase & Co. LIQ)	5,070,000
8,605,000		Commonwealth of Massachusetts, ROCs (Series 1047), Weekly VRDNs (FSA INS)/(Citigroup Global Markets Holdings, Inc. LIQ)	8,605,000
6,280,000		Commonwealth of Massachusetts, Roaring Forks (Series 2003-10), Weekly VRDNs (MBIA Insurance Corp. INS)/(Bank of New York LIQ)	6,280,000
2,785,000		Commonwealth of Massachusetts, Variable Rate Certificates (Series 2001-O), Weekly VRDNs (FSA INS)/(Bank of America N.A. LIQ)	2,785,000
3,485,000		Commonwealth of Massachusetts, Variable Rate Certificates (Series 2002-C), Weekly VRDNs (FSA INS)/(Bank of America N.A. LIQ)	3,485,000
Principal Amount			Value
		SHORT-TERM MUNICIPALS--continued[1]
		Massachusetts--continued
$4,000,000		Dover-Sherborn, MA Regional School District, 1.75% BANs, 11/12/2004	$4,013,950
3,000,000		Fall River, MA, 2.00% BANs, 2/3/2005	3,018,009
8,680,000		Hatfield, MA, 1.75% BANs, 7/30/2004	8,694,186
4,387,500		Haverhill, MA, 2.00% BANs (Fleet National Bank LOC), 12/3/2004	4,407,964
11,340,998		Koch Floating Rate Trust (Massachusetts Non-AMT)/(Series 1999-4), Weekly VRDNs (AMBAC INS)/(State Street Bank and Trust Co. LIQ)	11,340,998
4,000,000		Lawrence, MA, 2.00% BANs, 12/23/2004	4,019,602
1,110,000		Littleton, MA, 1.40% BANs, 5/27/2004	1,110,274
4,000,000		Malden, MA, 2.00% BANs, 11/24/2004	4,018,311
1,500,000		Massachusetts Bay Transportation Authority, (Series 1999), Weekly VRDNs (Landesbank Baden-Wuerttemberg LIQ)	1,500,000
9,600,000		Massachusetts Bay Transportation Authority, (Series B), 0.94% CP (Bayerische Landesbank Girozentrale LIQ), Mandatory Tender 5/24/2004	9,600,000
3,800,000		Massachusetts Bay Transportation Authority, (Series B), 0.96% CP (Bayerische Landesbank Girozentrale LIQ), Mandatory Tender 5/24/2004	3,800,000
11,000,000		Massachusetts Bay Transportation Authority, MERLOTS (Series 2000H), Weekly VRDNs (FGIC INS)/(Wachovia Bank N.A. LIQ)	11,000,000
2,700,000		Massachusetts Bay Transportation Authority, (PT-1218), Weekly VRDNs (FGIC INS)/(Merrill Lynch & Co., Inc. LIQ)	2,700,000
5,000,000		Massachusetts Development Finance Agency Weekly VRDNs (Chestnut Hill School)/(Citizens Bank of Massachusetts LOC)	5,000,000
4,450,000		Massachusetts Development Finance Agency Weekly VRDNs (You, Inc.)/ (Lloyds TSB Bank PLC, London LOC)	4,450,000
4,900,000		Massachusetts Development Finance Agency, (Series 1998A), Weekly VRDNs (Shady Hill School)/(Citizens Bank of Massachusetts LOC)	4,900,000
2,206,000		Massachusetts Development Finance Agency, (Series 1999), Weekly VRDNs (Dean College)/(Fleet National Bank LOC)	2,206,000
6,200,000		Massachusetts Development Finance Agency, (Series 2000), Weekly VRDNs (Marine Biological Laboratory)/(Allied Irish Banks PLC LOC)	6,200,000
4,500,000		Massachusetts Development Finance Agency, (Series 2000), Weekly VRDNs (Worcester Academy)/(Allied Irish Banks PLC LOC)	4,500,000
785,000		Massachusetts Development Finance Agency, (Series 2001), Weekly VRDNs (The Children's Museum)/(Citizens Bank of Massachusetts LOC)	785,000
7,400,000		Massachusetts Development Finance Agency, (Series 2001A), Weekly VRDNs (Alliance of Massachusetts, Inc.)/(PNC Bank, N.A. LOC)	7,400,000
5,500,000		Massachusetts Development Finance Agency, (Series 2002), Weekly VRDNs (Gordon College)/(Citizens Bank of Massachusetts LOC)	5,500,000
1,000,000		Massachusetts Development Finance Agency, (Series 2002), Weekly VRDNs (The Rivers School)/(Citizens Bank of Massachusetts LOC)	1,000,000
Principal Amount			Value
		SHORT-TERM MUNICIPALS--continued[1]
		Massachusetts--continued
$5,000,000		Massachusetts Development Finance Agency, (Series 2003), Weekly VRDNs (Boston College High School)/(Citizens Bank of Massachusetts LOC)	$5,000,000
5,000,000		Massachusetts Development Finance Agency, (Series 2004), Weekly VRDNs (Thayer Academy)/(Allied Irish Banks PLC LOC)	5,000,000
935,000		Massachusetts Development Finance Agency, (Series R3), Weekly VRDNs (Boston University)/(XL Capital Assurance Inc. INS)/(Societe Generale, Paris LIQ)	935,000
1,530,000		Massachusetts HEFA, (Series 1999), Weekly VRDNs (CIL Reality of Massachusetts)/(Dexia Credit Local LOC)	1,530,000
3,000,000		Massachusetts HEFA, (Series A-1), Weekly VRDNs (Sherrill House)/ (Comerica Bank LOC)	3,000,000
2,860,000		Massachusetts HEFA, (Series B), Weekly VRDNs (Boston Home)/(Citizens Bank of Massachusetts LOC)	2,860,000
1,645,000		Massachusetts HEFA, (Series B), Weekly VRDNs (Endicott College)/(Fleet National Bank LOC)	1,645,000
5,640,000		Massachusetts HEFA, (Series B), Weekly VRDNs (New England Carpenters Training Fund)/(Citizens Bank of Massachusetts LOC)	5,640,000
12,495,000	[2]	Massachusetts HEFA, (PA-973R), 1.20% TOBs (Massachusetts Institute of Technology)/(Merrill Lynch & Co., Inc. LIQ), Optional Tender 9/16/2004	12,495,000
5,505,000		Massachusetts HEFA, Variable Rate Certificates (Series 2002-D), Weekly VRDNs (Massachusetts Institute of Technology)/(Bank of America N.A. LIQ)	5,505,000
5,700,000		Massachusetts IFA, (Series 1995), Weekly VRDNs (Goddard House)/(Fleet National Bank LOC)	5,700,000
2,395,000		Massachusetts IFA, (Series 1997), Weekly VRDNs (Massachusetts Society for the Prevention of Cruelty to Animals)/(Fleet National Bank LOC)	2,395,000
6,575,000		Massachusetts IFA, (Series 1997), Weekly VRDNs (Mount Ida College)/(Fleet National Bank LOC)	6,575,000
5,640,000		Massachusetts IFA, (Series 1998A), Weekly VRDNs (JHC Assisted Living Corp.)/(SunTrust Bank LOC)	5,640,000
3,065,000		Massachusetts IFA, (Series B), Weekly VRDNs (Williston North Hampton School)/(Fleet National Bank LOC)	3,065,000
3,150,000		Massachusetts State College Building Authority, MERLOTS (Series 2000-B11), Weekly VRDNs (AMBAC INS)/(Wachovia Bank N.A. LIQ)	3,150,000
4,290,000		Massachusetts State HFA,(PT-162), Weekly VRDNs (MBIA Insurance Corp. INS)/(BNP Paribas SA LIQ)	4,290,000
8,758,000		Massachusetts Turnpike Authority, Variable Rate Certificates (Series 1997N), Weekly VRDNs (MBIA Insurance Corp. INS)/(Bank of America N.A. LIQ)	8,758,000
15,400,000		Massachusetts Water Pollution Abatement Trust Pool, Subordinate, MERLOTS (Series 1999N), Weekly VRDNs (Wachovia Bank N.A. LIQ)	15,400,000
6,250,000		Massachusetts Water Resources Authority, Class A Certificates (Series 2002-208), Daily VRDNs (FSA INS)/(Bear Stearns Cos., Inc. LIQ)	6,250,000
Principal Amount			Value
		SHORT-TERM MUNICIPALS--continued[1]
		Massachusetts--continued
$6,000,000		Nashoba, MA Regional School District, 2.00% BANs, 12/3/2004	$6,026,204
2,263,000		Newbury, MA, 2.00% BANs, 12/16/2004	2,274,898
6,000,000		North Adams, MA, 2.00% BANs, 2/25/2005	6,041,425
2,000,000		Pembroke, MA, 2.00% BANs, 8/5/2004	2,005,085
8,239,760		Plympton, MA, 1.75% BANs, 7/8/2004	8,251,120
4,700,000		Ralph C. Mahar, MA Regional School District, 1.75% BANs, 7/14/2004	4,706,430
2,920,000		Randolph, MA, 1.75% BANs, 3/4/2005	2,935,291
5,800,000		Worcester, MA, 2.00% BANs, 8/31/2004	5,816,679

		TOTAL INVESTMENTS--99.7% (AT AMORTIZED COST)[3]	361,897,386

		OTHER ASSETS AND LIABILITIES - NET--0.3%	1,048,177

		TOTAL NET ASSETS--100%	$362,945,563

At April 30, 2004, the Fund holds no securities that are subject to the federal alternative minimum tax ("AMT").

1 The Fund may only invest in securities rated in one of the two highest short-term rating categories by nationally recognized statistical rating organizations ("NRSROs") or unrated securities of comparable quality. A NRSRO's two highest rating categories are determined without regard for sub-categories and gradations. For example, securities rated SP-1+, SP-1 or SP-2 by Standard & Poor's, MIG-1 or MIG-2 by Moody's Investors Service, or F-1+, F-1 or F-2 by Fitch Ratings, are all considered rated in one of the two highest short-term rating categories.

Securities rated in the highest short-term rating category (and unrated securities of comparable quality) are identified as First Tier securities. Securities rated in the second highest short-term rating category (and unrated securities of comparable quality) are identified as Second Tier securities. The Fund follows applicable regulations in determining whether a security is rated and whether a security rated by multiple NRSROs in different rating categories should be identified as a First or Second Tier security.

At April 30, 2004, the portfolio securities were rated as follows:

Tier Rating Percentages Based on Total Market Value

First Tier	Second Tier
100.0%	0.0%

2 Denotes a restricted security which is subject to restrictions on resale under federal securities laws. These securities have been deemed liquid based upon criteria approved by the Fund's Board of Trustees. At April 30, 2004, these securities amounted to $36,907,000 which represents 10.2% of total net assets.

3 Also represents cost for federal tax purposes.

Note: The categories of investments are shown as a percentage of total net assets at April 30, 2004.

The following acronyms are used throughout this portfolio:

AMBAC	--American Municipal Bond Assurance Corporation
AMT	--Alternative Minimum Tax
BANs	--Bond Anticipation Notes
CP	--Commercial Paper
FGIC	--Financial Guaranty Insurance Company
FSA	--Financial Security Assurance
HEFA	--Health and Education Facilities Authority
HFA	--Housing Finance Authority
IFA	--Industrial Finance Authority
INS	--Insured
LIQ	--Liquidity Agreement
LOC	--Letter of Credit
MERLOTS	--Municipal Exempt Receipts -- Liquidity Optional Tender Series
PUTTERs	--Puttable Tax-Exempt Receipts
ROCs	--Reset Option Certificates
TOBs	--Tender Option Bonds
TOPS	--Trust Obligation Participating Securities
VRDNs	--Variable Rate Demand Notes

See Notes which are an integral part of the Financial Statements

Statement of Assets and Liabilities

April 30, 2004 (unaudited)

Assets:
Total investments in securities, at amortized cost and value		$361,897,386
Income receivable		1,282,867
Receivable for shares sold		4,982
Prepaid expenses		4,877

TOTAL ASSETS		363,190,112

Liabilities:
Payable for shares redeemed	$94
Payable to bank	148,542
Income distribution payable	66,183
Payable for transfer and dividend disbursing agent fees and expenses (Note 5)	25,461
Payable for Directors'/Trustees' fees	1,429
Payable for shareholder services fee (Note 5)	2,840

TOTAL LIABILITIES		244,549

Net assets for 362,950,654 shares outstanding		$362,945,563

Net Assets Consist of:
Paid in capital		$362,950,866
Accumulated net realized loss on investments		(5,315)
Undistributed net investment income		12

TOTAL NET ASSETS		$362,945,563

Net Asset Value, Offering Price and Redemption Proceeds Per Share
Institutional Service Shares:
$344,856,574 ÷ 344,860,049 shares outstanding		$1.00

Galaxy-BKB Shares:
$18,088,989 ÷ 18,090,605 shares outstanding		$1.00

See Notes which are an integral part of the Financial Statements

Statement of Operations

Six Months Ended April 30, 2004 (unaudited)

Investment Income:
Interest			$2,176,486

Expenses:
Investment adviser fee (Note 5)		$1,012,794
Administrative personnel and services fee (Note 5)		161,845
Custodian fees		8,261
Transfer and dividend disbursing agent fees and expenses--Institutional Service Shares (Note 5)		52,507
Transfer and dividend disbursing agent fees and expenses--Galaxy-BKB Shares (Note 5)		5,396
Directors'/Trustees' fees		2,273
Auditing fees		6,678
Legal fees		5,979
Portfolio accounting fees (Note 5)		45,595
Shareholder services fee--Institutional Service Shares (Note 5)		479,573
Shareholder services fee--Galaxy-BKB Shares (Note 5)		26,824
Share registration costs		15,269
Printing and postage		18,044
Insurance premiums		3,129
Miscellaneous		993

TOTAL EXPENSES		1,845,160

Waivers (Note 5):
Waiver of investment adviser fee	$(115,802)
Waiver of administrative personnel and services fee	(7,495)
Waiver of transfer and dividend disbursing agent fees and expenses--Institutional Service Shares	(7,530)
Waiver of transfer and dividend disbursing agent fees and expenses--Galaxy-BKB Shares	(400)
Waiver of shareholder services fee--Institutional Service Shares	(460,390)
Waiver of shareholder services fee--Galaxy-BKB Shares	(26,824)

TOTAL WAIVERS		(618,441)

Net expenses			1,226,719

Net investment income			$949,767

See Notes which are an integral part of the Financial Statements

Statement of Changes in Net Assets

	Six Months Ended (unaudited) 4/30/2004	Year Ended 10/31/2003
Increase (Decrease) in Net Assets
Operations:
Net investment income	$949,767	$4,213,107

Distributions to Shareholders:
Distributions from net investment income
Institutional Service Shares	(900,542)	(3,966,174)
Galaxy-BKB Shares	(49,293)	(246,853)

CHANGE IN NET ASSETS RESULTING FROM DISTRIBUTIONS TO SHAREHOLDERS	(949,835)	(4,213,027)

Share Transactions:
Proceeds from sale of shares	579,391,129	1,143,254,294
Net asset value of shares issued to shareholders in payment of distributions declared	487,390	2,904,372
Cost of shares redeemed	(656,207,747)	(1,536,759,358)

CHANGE IN NET ASSETS RESULTING FROM SHARE TRANSACTIONS	(76,329,228)	(390,600,692)

Change in net assets	(76,329,296)	(390,600,612)

Net Assets:
Beginning of period	439,274,859	829,875,471

End of period (including undistributed net investment income of $12 and $80, respectively)	$362,945,563	$439,274,859

See Notes which are an integral part of the Financial Statements

Notes to Financial Statements

April 30, 2004 (unaudited)

1. ORGANIZATION

Money Market Obligations Trust (the "Trust") is registered under the Investment Company Act of 1940, as amended (the "Act"), as an open-end management investment company. The Trust consists of 41 portfolios. The financial statements included herein are only those of the Massachusetts Municipal Cash Trust (the "Fund"). The financial statements of the other portfolios are presented separately. The assets of each portfolio are segregated and a shareholder's interest is limited to the portfolio in which shares are held. The Fund offers two classes of shares: Institutional Service Shares and Galaxy-BKB Shares. The investment objective of the Fund is to provide current income exempt from federal regular income tax and Massachusetts state income tax consistent with stability of principal.

2. SIGNIFICANT ACCOUNTING POLICIES

The following is a summary of significant accounting policies consistently followed by the Fund in the preparation of its financial statements. These policies are in conformity with generally accepted accounting principles ("GAAP") in the United States of America.

Investment Valuation

The Fund uses the amortized cost method to value its portfolio securities in accordance with Rule 2a-7 under the Act.

Investment Income, Expenses and Distributions

Interest income and expenses are accrued daily. Distributions to shareholders are recorded on the ex-dividend date. The Fund offers multiple classes of shares, which differ in their respective transfer and dividend disbursing agent service fees. All shareholders bear the common expenses of the Fund based on average daily net assets of each class, without distinction between share classes. Dividends are declared separately for each class. No class has preferential dividend rights; differences in per share dividend rates are generally due to differences in separate class expenses.

Premium and Discount Amortization

All premiums and discounts are amortized/accreted.

Federal Taxes

It is the Fund's policy to comply with the Subchapter M provision of the Internal Revenue Code (the "Code") and to distribute to shareholders each year substantially all of its income. Accordingly, no provision for federal tax is necessary.

When-Issued and Delayed Delivery Transactions

The Fund may engage in when-issued or delayed delivery transactions. The Fund records when-issued securities on the trade date and maintains security positions such that sufficient liquid assets will be available to make payment for the securities purchased. Securities purchased on a when-issued or delayed delivery basis are marked to market daily and begin earning interest on the settlement date. Losses may occur on these transactions due to changes in market conditions or the failure of counterparties to perform under the contract.

Restricted Securities

Restricted securities are securities that may only be resold upon registration under federal securities laws or in transactions exempt from such registration. Many restricted securities may be resold in the secondary market in transactions exempt from registration. In some cases, the restricted securities may be resold without registration upon exercise of a demand feature. Such restricted securities may be determined to be liquid under criteria established by the Board of Trustees (the "Trustees"). The Fund will not incur any registration costs upon such resales. Restricted securities are valued at amortized cost in accordance with Rule 2a-7 under the Act.

Use of Estimates

The preparation of financial statements in conformity with GAAP requires management to make estimates and assumptions that affect the amounts of assets, liabilities, expenses and revenues reported in the financial statements. Actual results could differ from those estimated.

Other

Investment transactions are accounted for on a trade date basis.

3. SHARES OF BENEFICIAL INTEREST

The Declaration of Trust permits the Trustees to issue an unlimited number of full and fractional shares of beneficial interest (without par value) for each class of shares. At April 30, 2004, capital paid-in aggregated $362,950,866.

Transactions in shares were as follows:

	Six Months Ended 4/30/2004	Year Ended 10/31/2003
Institutional Service Shares:
Shares sold	577,199,385	1,127,418,779
Shares issued to shareholders in payment of distributions declared	438,097	2,657,519
Shares redeemed	(644,462,261)	(1,499,639,892)

NET CHANGE RESULTING FROM INSTITUTIONAL SERVICE SHARE TRANSACTIONS	(66,824,779)	(369,563,594)

	Six Months Ended 4/30/2004	Year Ended 10/31/2003
Galaxy-BKB Shares:
Shares sold	2,191,744	15,835,515

Shares issued to shareholders in payment of distributions declared	49,293	246,853

Shares redeemed	(11,745,486)	(37,119,466)

NET CHANGE RESULTING FROM GALAXY-BKB SHARE TRANSACTIONS	(9,504,449)	(21,037,098)

NET CHANGE RESULTING FROM SHARE TRANSACTIONS	(76,329,228)	(390,600,692)

4. FEDERAL TAX INFORMATION

At October 31, 2003, the Fund had a capital loss carryforward of $5,315, which will reduce Fund's taxable income arising from future net realized gain on investments, if any, to the extent permitted by the Code, and thus will reduce the amount of distributions to shareholders which would otherwise be necessary to relieve the Fund of any liability of federal tax. Pursuant to the Code, such capital loss carryforward will expire in 2007.

5. INVESTMENT ADVISER FEE AND OTHER TRANSACTIONS WITH AFFILIATES

Investment Adviser Fee

Federated Investment Management Company, the Fund's investment adviser (the "Adviser"), receives for its services an annual investment adviser fee equal to 0.50% of the Fund's average daily net assets. The Adviser may voluntarily choose to waive any portion of its fee. The Adviser can modify or terminate this voluntary waiver at any time at its sole discretion.

Administrative Fee

Federated Administrative Services ("FAS"), under the Administrative Services Agreement provides the Fund with administrative personnel and services. The fee paid to FAS is based on the average aggregate daily net assets of all Federated funds as specified below:

Maximum Administrative Fee	Average Aggregate Daily Net Assets of the Federated Funds
0.150%	on the first $5 billion
0.125%	on the next $5 billion
0.100%	on the next $10 billion
0.075%	on assets in excess of $20 billion

The administrative fee received during any fiscal year shall be at least $150,000 per portfolio and $40,000 per each additional class of Shares. FAS may voluntarily choose to waive any portion of its fee. FAS can modify or terminate this voluntary waiver at any time at its sole discretion.

Shareholder Services Fee

Under the terms of a Shareholder Services Agreement with Federated Shareholder Services Company ("FSSC"), the Fund will pay FSSC up to 0.25% of the average daily net assets of the Fund's Institutional Service Shares for the period. Under the terms of a Shareholder Services Agreement with Fleet National Bank, the Fund will pay Fleet National Bank up to 0.25% of average daily net assets of Galaxy-BKB Shares for the period. These fees paid to FSSC and Fleet National Bank are used to finance certain services for shareholders and to maintain shareholder accounts. FSSC and Fleet National Bank may voluntarily choose to waive any portion of their fees. FSSC and Fleet National Bank can modify or terminate these voluntary waivers at any time at their sole discretion.

Transfer and Dividend Disbursing Agent Fees and Expenses

Federated Services Company ("FServ"), through its subsidiary FSSC, serves as transfer and dividend disbursing agent for the Fund. The fee paid to FSSC is based on the size, type and number of accounts and transactions made by shareholders. FSSC may voluntarily choose to waive any portion of its fee. FSSC can modify or terminate this voluntary waiver at any time at its sole discretion.

Portfolio Accounting Fees

Prior to January 1, 2004, FServ maintained the Fund's accounting records for which it received a fee. The fee was based on the level of the Fund's average daily net assets for the period, plus out-of-pocket expenses. The fee paid to FServ during the reporting period was $15,230, after voluntary waiver, if applicable.

Interfund Transactions

During the six months ended April 30, 2004, the Fund engaged in purchase and sale transactions with funds that have a common investment adviser (or affiliated investment advisers), common Directors/Trustees and/or common Officers. These purchase and sale transactions complied with Rule 17a-7 under the Act and amounted to $213,925,000 and $255,159,000, respectively.

General

Certain of the Officers and Trustees of the Trust are Officers and Directors or Trustees of the above companies.

6. CONCENTRATION OF CREDIT RISK

Since the Fund invests a substantial portion of its assets in issuers located in one state, it will be more susceptible to factors adversely affecting issuers of that state than would be a comparable tax-exempt mutual fund that invests nationally. In order to reduce the credit risk associated with such factors, at April 30, 2004, 64.3% of the securities in the portfolio of investments are backed by letters of credit or bond insurance of various financial institutions and financial guaranty assurance agencies. The percentage of investments insured by or supported (backed) by a letter of credit from any one institution or agency did not exceed 15.2% of total investments.

7. LEGAL PROCEEDINGS

In October 2003, Federated Investors, Inc. and various subsidiaries thereof (including the advisers and distributor for various investment companies, collectively, "Federated"), along with various investment companies sponsored by Federated ("Funds"), were named as defendants in several class action lawsuits now pending in the United States District Court for the District of Maryland seeking damages of unspecified amounts. The lawsuits were purportedly filed on behalf of people who purchased, owned and/or redeemed shares of Federated-sponsored mutual funds during specified periods beginning November 1, 1998. The suits are generally similar in alleging that Federated engaged in illegal and improper trading practices including market timing and late trading in concert with certain institutional traders, which allegedly caused financial injury to the mutual fund shareholders. The Board of the Funds has retained the law firm of Dickstein Shapiro Morin & Oshinsky LLP to represent the Funds in these lawsuits. Federated and the Funds, and their respective counsel, are reviewing the allegations and will respond appropriately. Additional lawsuits based upon similar allegations have been filed, and others may be filed in the future. Although Federated does not believe that these lawsuits will have a material adverse effect on the Funds, there can be no assurance that these suits, the ongoing adverse publicity and/or other developments resulting from related regulatory investigations will not result in increased Fund redemptions, reduced sales of Fund shares, or other adverse consequences for the Funds.

Mutual funds are not bank deposits or obligations, are not guaranteed by any bank, and are not insured or guaranteed by the U.S. government, the Federal Deposit Insurance Corporation, the Federal Reserve Board, or any other government agency. Investment in mutual funds involves investment risk, including the possible loss of principal. Although money market funds seek to preserve the value of your investment at $1.00 per share, it is possible to lose money by investing in these funds.

This report is authorized for distribution to prospective investors only when preceded or accompanied by the Fund's prospectus, which contains facts concerning its objective and policies, management fees, expenses, and other information.

VOTING PROXIES ON FUND PORTFOLIO SECURITIES

A description of the policies and procedures that the Fund uses to determine how to vote proxies relating to securities held in the Fund's portfolio is available, without charge and upon request, by calling 1-800-341-7400. This information is also available from the EDGAR database on the SEC's Internet site at http://www.sec.gov.

IMPORTANT NOTICE ABOUT FUND DOCUMENT DELIVERY

In an effort to reduce costs and avoid duplicate mailings, the Fund(s) intend to deliver a single copy of certain documents to each household in which more than one shareholder of the Fund(s) resides (so-called "householding"), as permitted by applicable rules. The Fund's "householding" program covers its/their Prospectus and Statement of Additional Information, and supplements to each, as well as Semi-Annual and Annual Shareholder Reports and any Proxies or information statements. Shareholders must give their written consent to participate in the "householding" program. The Fund is also permitted to treat a shareholder as having given consent ("implied consent") if (i) shareholders with the same last name, or believed to be members of the same family, reside at the same street address or receive mail at the same post office box, (ii) the Fund gives notice of its intent to "household" at least sixty (60) days before it begins "householding" and (iii) none of the shareholders in the household have notified the Fund(s) or their agent of the desire to "opt out" of "householding." Shareholders who have granted written consent, or have been deemed to have granted implied consent, can revoke that consent and opt out of "householding" at any time: shareholders who purchased shares through an intermediary should contact their representative; other shareholders may call the Fund at 1-800-341-7400.

Federated Investors
World-Class Investment Manager

Massachusetts Municipal Cash Trust
Federated Investors Funds
5800 Corporate Drive
Pittsburgh, PA 15237-7000
www.federatedinvestors.com

Contact us at 1-800-341-7400 or
www.federatedinvestors.com/contact

Federated Securities Corp., Distributor

Cusip 60934N518

Federated is a registered mark of Federated Investors, Inc. 2004 ©Federated Investors, Inc.

1052806 (06/04)

Federated Investors
World-Class Investment Manager

Maryland Municipal Cash Trust

A Portfolio of Money Market Obligations Trust

SEMI-ANNUAL SHAREHOLDER REPORT

April 30, 2004

FINANCIAL HIGHLIGHTS
FINANCIAL STATEMENTS
VOTING PROXIES ON FUND PORTFOLIO SECURITIES

NOT FDIC INSURED * MAY LOSE VALUE * NO BANK GUARANTEE

Financial Highlights

(For a Share Outstanding Throughout Each Period)

	Six Months Ended (unaudited)	Year Ended October 31,
	4/30/2004	2003	2002	2001	2000	1999
Net Asset Value, Beginning of Period	$1.00	$1.00	$1.00	$1.00	$1.00	$1.00
Income From Investment Operations:
Net investment income	0.002	0.006	0.011	0.027	0.035	0.027
Net realized gain (loss) on investments	0.000 [1]	--	(0.000)[1]	--	--	--

TOTAL FROM INVESTMENT OPERATIONS	0.002	0.006	0.011	0.027	0.035	0.027

Less Distributions:
Distributions from net investment income	(0.002)	(0.006)	(0.011)	(0.027)	(0.035)	(0.027)

Net Asset Value, End of Period	$1.00	$1.00	$1.00	$1.00	$1.00	$1.00

Total Return[2]	0.22%	0.59%	1.06%	2.72%	3.52%	2.69%

Ratios to Average Net Assets:

Expenses	0.70%[3]	0.70%	0.70%	0.70%	0.70%	0.70%

Net investment income	0.45%[3]	0.59%	1.06%	2.61%	3.50%	2.66%

Expense waiver/reimbursement[4]	0.40%[3]	0.29%	0.28%	0.32%	0.51%	0.50%

Supplemental Data:

Net assets, end of period (000 omitted)	$65,200	$95,930	$118,149	$92,535	$68,610	$46,707

1 Represents less than $0.001.

2 Based on net asset value, which does not reflect the sales charge or contingent deferred sales charge, if applicable.

3 Computed on an annualized basis.

4 This voluntary expense decrease is reflected in both the expense and the net investment income ratios shown above.

See Notes which are an integral part of the Financial Statements

Portfolio of Investments

April 30, 2004 (unaudited)

Principal Amount			Value
		SHORT-TERM MUNICIPALS--99.7%[1]
		District of Columbia--4.6%
$3,000,000		Washington, DC Metro Area Transit Authority, 1.75% Bonds (MBIA Insurance Corp. INS), 7/1/2004	$3,003,725

		Maryland--90.0%
2,765,000		Anne Arundel County, MD, (Series 1996) Weekly VRDNs (Atlas Container Corp. Project)/(Mellon Bank N.A., Pittsburgh LOC)	2,765,000
1,675,000		Baltimore County, MD IDA, (Series 1994A) Weekly VRDNs (Pitts Realty LP)/ (PNC Bank, Delaware LOC)	1,675,000
2,100,000		Baltimore County, MD Port Facility Monthly VRDNs (Occidental Petroleum Corp.)/(BNP Paribas SA LOC)	2,100,000
1,525,000		Baltimore County, MD, (1994 Issue) Weekly VRDNs (Direct Marketing Associates, Inc. Facility)/(Manufacturers & Traders Trust Co., Buffalo, NY LOC)	1,525,000
2,000,000		Baltimore County, MD, Equipment Acquisition Program (Series 2002), 4.00% Bonds, 8/1/2004	2,014,701
1,800,000		Calvert County, MD EDA, (Series 2001) Weekly VRDNs (Asbury-Solomons, Inc.)/(KBC Bank NV LOC)	1,800,000
500,000		Carroll County, MD, (Series 1995B) Weekly VRDNs (Evapco, Inc.)/(Bank of America N.A. LOC)	500,000
2,340,000		Harford County, MD EDA, (Series 2001) Weekly VRDNs (Clark Finance, LLC)/(Branch Banking & Trust Co., Winston-Salem LOC)	2,340,000
1,345,000		Harford County, MD EDRB, (Series 1996) Weekly VRDNs (Citrus and Allied Essences Ltd.)/(Manufacturers & Traders Trust Co., Buffalo, NY LOC)	1,345,000
5,375,000		Maryland IDFA, (Series 1999), 1.17% TOBs (Signature Flight Support Corp.)/(Bayerische Landesbank Girozentrale LOC), Optional Tender 6/1/2004	5,375,000
1,755,000		Maryland State Community Development Administration, (Series 1990A) Weekly VRDNs (College Estates)/(Manufacturers & Traders Trust Co., Buffalo, NY LOC)	1,755,000
2,210,000		Maryland State Community Development Administration, (Series 1990B) Weekly VRDNs (Cherry Hill Apartment Ltd.)/(Manufacturers & Traders Trust Co., Buffalo, NY LOC)	2,210,000
4,000,000		Maryland State Community Development Administration, (Series 2003E), 1.25% TOBs 12/21/2004	4,000,000
Principal Amount			Value
		SHORT-TERM MUNICIPALS--continued[1]
		Maryland--continued
$1,935,000	[2]	Maryland State Community Development Administration, PT-123, 1.20% TOBs (Svenska Handelsbanken, Stockholm LIQ), Optional Tender 11/18/2004	$1,935,000
2,175,000		Maryland State Economic Development Corp., (Series 1996) Weekly VRDNs (Shire US, Inc.)/(Manufacturers & Traders Trust Co., Buffalo, NY LOC)	2,175,000
1,750,000		Maryland State Economic Development Corp., (Series 1998) Weekly VRDNs (Morrison Health Care, Inc.)/(Wachovia Bank N.A. LOC)	1,750,000
1,800,000		Maryland State Economic Development Corp., (Series 2000) Weekly VRDNs (AFCO Cargo BWI II LLC)/(SunTrust Bank LOC)	1,800,000
1,000,000		Maryland State Economic Development Corp., (Series 2000) Weekly VRDNs (Hunter Douglas Northeast, Inc.)/(SunTrust Bank LOC)	1,000,000
2,000,000		Maryland State Health & Higher Educational Facilities Authority, (Series 2001C) Weekly VRDNs (Collington Episcopal Life Care Community, Inc.)/(Lasalle Bank, N.A. LOC)	2,000,000
2,000,000		Maryland State IDFA, (1994 Issue) Weekly VRDNs (Baltimore International Culinary College Foundation, Inc.)/(SunTrust Bank LOC)	2,000,000
1,000,000		Maryland State IDFA, (Series 1994) Weekly VRDNs (Rock-Tenn Converting Co.)/(SunTrust Bank LOC)	1,000,000
2,500,000		Maryland State Transportation Authority, (Series 1992) Bonds (FGIC INS), 7/1/2004	2,495,861
8,000,000		Montgomery County, MD EDA, EDR Weekly VRDNs (U.S. Pharmacopeial Convention Facility)/(J.P. Morgan Chase Bank LOC)	8,000,000
110,000		Montgomery County, MD Housing Opportunities Commission, (Series 1998 Issue I) Weekly VRDNs (Byron House, Inc. Facility)/(Manufacturers & Traders Trust Co., Buffalo, NY LOC)	110,000
720,000		Montgomery County, MD Weekly VRDNs (Information Systems and Networks Corp.)/(PNC Bank, N.A. LOC)	720,000
1,730,000		Northeast, MD Waste Disposal Authority, (PT-766) Weekly VRDNs (AMBAC INS)/(Landesbank Hessen-Thueringen, Frankfurt LIQ)	1,730,000
1,000,000		Prince Georges County, MD Housing Authority Mortgage, (PT-1311) Weekly VRDNs (GNMA COL)/(Merrill Lynch & Co., Inc. LIQ)	1,000,000
1,590,000		Queen Annes County, MD EDR, (Series 1994), 1.20% TOBs (Safeway Inc.)/ (Deutsche Bank Trust Co. Americas LOC), Mandatory Tender 6/1/2004	1,590,000

		TOTAL	58,710,562

Principal Amount			Value
		SHORT-TERM MUNICIPALS--continued[1]
		Puerto Rico--5.1%
$2,355,000		Commonwealth of Puerto Rico, Public Improvement (Series A), 2.00% Bonds, 7/1/2004	$2,358,583
960,000		Puerto Rico HFA, (Series 2003 FR/RI-L30J) Weekly VRDNs (GNMA COL)/ (Lehman Brothers Holdings, Inc. LIQ)	960,000

		TOTAL	3,318,583

		TOTAL INVESTMENTS--99.7% (AT AMORTIZED COST)[3]	65,032,870

		OTHER ASSETS AND LIABILITIES - NET--0.3%	166,702

		TOTAL NET ASSETS--100%	$65,199,572

Securities that are subject to the federal alternative minimum tax ("AMT") represent 54.8% of the portfolio as calculated based upon total portfolio market value.

1 The Fund may only invest in securities rated in one of the two highest short-term rating categories by nationally recognized statistical rating organizations ("NRSROs") or unrated securities of comparable quality. An NRSRO's two highest rating categories are determined without regard for sub-categories and gradations. For example, securities rated SP-1+, SP-1 or SP-2 by Standard & Poor's, MIG-1 or MIG-2 by Moody's Investors Service, or F-1+, F-1 or F-2 by Fitch Ratings, are all considered rated in one of the two highest short-term rating categories.

Securities rated in the highest short-term rating category (and unrated securities of comparable quality) are identified as First Tier securities. Securities rated in the second highest short-term rating category (and unrated securities of comparable quality) are identified as Second Tier securities. The Fund follows applicable regulations in determining whether a security is rated and whether a security rated by multiple NRSROs in different rating categories should be identified as a First or Second Tier security.

At April 30, 2004, the portfolio securities were rated as follows:

Tier Rating Percentages Based on Total Market Value

First Tier	Second Tier
96.4%	3.6%

2 Denotes a restricted security which is subject to restrictions on resale under federal securities laws. This security has been deemed liquid based upon criteria approved by the Fund's Board of Trustees. At April 30, 2004, these securities amounted to $1,935,000 which represents 3.0% of total net assets.

3 Also represents cost for federal tax purposes.

Note: The categories of investments are shown as a percentage of total net assets at April 30, 2004.

The following acronyms are used throughout this portfolio:

AMBAC	--American Municipal Bond Assurance Corporation
COL	--Collateralized
EDA	--Economic Development Authority
EDR	--Economic Development Revenue
EDRB	--Economic Development Revenue Bonds
FGIC	--Financial Guaranty Insurance Company
GNMA	--Government National Mortgage Association
HFA	--Housing Finance Authority
IDA	--Industrial Development Authority
IDFA	--Industrial Development Finance Authority
INS	--Insured
LIQ	--Liquidity Agreement
LOC	--Letter of Credit
TOBs	--Tender Option Bonds
VRDNs	--Variable Rate Demand Notes

See Notes which are an integral part of the Financial Statements

Statement of Assets and Liabilities

April 30, 2004 (unaudited)

Assets:
Total investments in securities, at amortized cost and value		$65,032,870
Income receivable		153,756
Receivable for investments sold		50,000
Receivable for shares sold		10,000

TOTAL ASSETS		65,246,626

Liabilities:
Payable to bank	$22,334
Income distribution payable	8,118
Payable for transfer and dividend disbursing agent fees and expenses (Note 5)	968
Payable for Directors'/Trustees' fee	36
Payable for shareholders service fee (Note 5)	13,724
Accrued expenses	1,874

TOTAL LIABILITIES		47,054

Net assets for 65,194,041 shares outstanding		$65,199,572

Net Assets Consist of:
Paid in capital		$65,194,041
Accumulated net realized gain on investments		5,503
Undistributed net investment income		28

TOTAL NET ASSETS		$65,199,572

Net Asset Value, Offering Price and Redemption Proceeds Per Share:
$65,199,572 ÷ 65,194,041 shares outstanding		$1.00

See Notes which are an integral part of the Financial Statement

Statement of Operations

Six Months Ended April 30, 2004 (unaudited)

Investment Income:
Interest			$473,978

Expenses:
Investment adviser fee (Note 5)		$205,852
Administrative personnel and services fee (Note 5)		74,590
Custodian fees		2,170
Transfer and dividend disbursing agent fees and expenses (Note 5)		19,514
Directors'/Trustees' fees		504
Auditing fees		6,289
Legal fees		6,942
Portfolio accounting fees (Note 5)		19,811
Shareholder services fee (Note 5)		102,926
Share registration costs		9,818
Printing and postage		5,344
Insurance premiums		761
Miscellaneous		316

TOTAL EXPENSES		454,837

Waivers (Note 5):
Waiver of investment adviser fee	$(145,723)
Waiver of administrative personnel and services fee	(12,021)
Waiver of transfer and dividend disbursing agent fees and expenses	(2,766)
Waiver of shareholder services fee	(4,117)

TOTAL WAIVERS		(164,627)

Net expenses			290,210

Net investment income			183,768

Net realized gain on investments			7,022

Change in net assets resulting from operations			$190,790

See Notes which are an integral part of the Financial Statements

Statement of Changes in Net Assets

	Six Months Ended (unaudited) 4/30/2004	Year Ended 10/31/2003
Increase (Decrease) in Net Assets
Operations:
Net investment income	$183,768	$651,581
Net realized gain on investments	7,022	--

CHANGE IN NET ASSETS RESULTING FROM OPERATIONS	190,790	651,581

Distributions to Shareholders:
Distributions from net investment income	(183,556)	(651,765)

Share Transactions:
Proceeds from sale of shares	118,697,140	361,140,349
Net asset value of shares issued to shareholders in payment of distributions declared	127,589	481,872
Cost of shares redeemed	(149,562,880)	(383,840,423)

CHANGE IN NET ASSETS RESULTING FROM SHARE TRANSACTIONS	(30,738,151)	(22,218,202)

Change in net assets	(30,730,917)	(22,218,386)

Net Assets:
Beginning of period	95,930,489	118,148,875

End of period (including undistributed (distributions in excess of) net investment income of $28 and $(184), respectively)	$65,199,572	$95,930,489

See Notes which are an integral part of the Financial Statements

Notes to Financial Statements

April 30, 2004 (unaudited)

1. ORGANIZATION

Money Market Obligations Trust (the "Trust") is registered under the Investment Company Act of 1940, as amended (the "Act"), as an open-end management investment company. The Trust consists of 41 portfolios. The financial statements included herein are only those of Maryland Municipal Cash Trust (the "Fund"). The financial statements of the other portfolios are presented separately. The assets of each portfolio are segregated and a shareholder's interest is limited to the portfolio in which shares are held. The investment objective of the Fund is to provide current income exempt from federal regular income tax and the personal income taxes imposed by the state of Maryland and Maryland municipalities consistent with stability of principal and liquidity.

2. SIGNIFICANT ACCOUNTING POLICIES

The following is a summary of significant accounting policies consistently followed by the Fund in the preparation of its financial statements. These policies are in conformity with generally accepted accounting principles (GAAP) in the United States of America.

Investment Valuation

The Fund uses the amortized cost method to value its portfolio securities in accordance with Rule 2a-7 under the Act.

Investment Income, Expenses and Distributions

Interest income and expenses are accrued daily. Distributions to shareholders are recorded on the ex-dividend date.

Premium and Discount Amortization

All premiums and discounts are amortized/accreted.

Federal Taxes

It is the Fund's policy to comply with the Subchapter M provision of the Internal Revenue Code (the "Code") and to distribute to shareholders each year substantially all of its income. Accordingly, no provision for federal tax is necessary.

When-Issued and Delayed Delivery Transactions

The Fund may engage in when-issued or delayed delivery transactions. The Fund records when-issued securities on the trade date and maintains security positions such that sufficient liquid assets will be available to make payment for the securities purchased. Securities purchased on a when-issued or delayed delivery basis are marked to market daily and begin earning interest on the settlement date. Losses may occur on these transactions due to changes in market conditions or the failure of counterparties to perform under the contract.

Restricted Securities

Restricted securities are securities that may only be resold upon registration under federal securities laws or in transactions exempt from such registration. Many restricted securities may be resold in the secondary market in transactions exempt from registration. In some cases, the restricted securities may be resold without registration upon exercise of a demand feature. Such restricted securities may be determined to be liquid under criteria established by the Board of Trustees (the "Trustees"). The Fund will not incur any registration costs upon such resales. Restricted securities are valued at amortized cost in accordance with Rule 2a-7 under the Act.

Use of Estimates

The preparation of financial statements in conformity with GAAP requires management to make estimates and assumptions that affect the amounts of assets, liabilities, expenses and revenues reported in the financial statements. Actual results could differ from those estimated.

Other

Investment transactions are accounted for on a trade date basis.

3. SHARES OF BENEFICIAL INTEREST

The Declaration of Trust permits the Trustees to issue an unlimited number of full and fractional shares of beneficial interest (without par value).

At April 30, 2004, capital paid-in aggregated $65,194,041.

Transactions in shares were as follows:

	Six Months Ended 4/30/2004	Year Ended 10/31/2003
Shares sold	118,697,140	361,140,349
Shares issued to shareholders in payment of distributions declared	127,589	481,872
Shares redeemed	(149,562,880)	(383,840,423)

NET CHANGE RESULTING FROM SHARE TRANSACTIONS	(30,738,151)	(22,218,202)

4. FEDERAL TAX INFORMATION

At October 31, 2003, the Fund had a capital loss carryforward of $1,519, which will reduce the Fund's taxable income arising from future net realized gains on investments, if any, to the extent permitted by the Code, and thus will reduce the amount of distributions to shareholders which would otherwise be necessary to relieve the Fund of any liability for federal tax. Pursuant to the Code, such capital loss carryforward will expire in 2007.

5. INVESTMENT ADVISER FEE AND OTHER TRANSACTIONS WITH AFFILIATES

Investment Adviser Fee

Federated Investment Management Company, the Fund's investment adviser (the "Adviser"), receives for its services an annual investment adviser fee equal to 0.50% of the Fund's average daily net assets. The Adviser may voluntarily choose to waive any portion of its fee. The Adviser can modify or terminate this voluntary waiver at any time at its sole discretion.

Administrative Fee

Federated Administrative Services (FAS), under the Administrative Services Agreement, provides the Fund with administrative personnel and services. The fee paid to FAS is based on the average aggregate daily net assets of all Federated funds as specified below:

Maximum Administrative Fee	Average Aggregate Daily Net Assets of the Federated Funds
0.150%	on the first $5 billion
0.125%	on the next $5 billion
0.100%	on the next $10 billion
0.075%	on assets in excess of $20 billion

The administrative fee received during any fiscal year shall be at least $150,000 per portfolio and $40,000 per each additional class of Shares. FAS may voluntarily choose to waive any portion of its fee. FAS can modify or terminate this voluntary waiver at any time at its sole discretion.

Shareholder Services Fee

Under the terms of a Shareholder Services Agreement with Federated Shareholder Services Company (FSSC), the Fund will pay FSSC up to 0.25% of the average daily net assets of the Fund's Shares for the period. The fee paid to FSSC is used to finance certain services for shareholders and to maintain shareholder accounts. FSSC may voluntarily choose to waive any portion of its fee. FSSC can modify or terminate this voluntary waiver at any time at its sole discretion.

Transfer and Dividend Disbursing Agent Fees and Expenses

Federated Services Company ("FServ"), through its subsidiary FSSC, serves as transfer and dividend disbursing agent for the Fund. The fee paid to FSSC is based on the size, type and number of accounts and transactions made by shareholders. FSSC may voluntarily choose to waive any portion of its fee. FSSC can modify or terminate this voluntary waiver at any time at its sole discretion.

Portfolio Accounting Fees

Prior to January 1, 2004, FServ maintained the Fund's accounting records for which it received a fee. The fee was based on the level of the Fund's average daily net assets for the period, plus out-of-pocket expenses. The fee paid to FServ during the reporting period was $6,644, after voluntary waiver, if applicable.

Interfund Transactions

During the six months ended April 30, 2004, the Fund engaged in purchase and sale transactions with funds that have a common investment adviser (or affiliated investment advisers), common Directors/Trustees, and /or common Officers. These purchase and sale transactions complied with Rule 17a-7 under the Act and amounted to $74,940,000 and $91,825,000, respectively.

General

Certain of the Officers and Trustees of the Trust are Officers and Directors or Trustees of the above companies.

6. CONCENTRATION OF CREDIT RISK

Since the Fund invests a substantial portion of its assets in issuers located in one state, it will be more susceptible to factors adversely affecting issuers of that state than would be a comparable tax-exempt mutual fund that invests nationally. In order to reduce the credit risk associated with such factors, at April 30, 2004, 81.1% of the securities in the portfolio of investments were backed by letters of credit or bond insurance of various financial institutions and financial guaranty assurance agencies. The percentage of investments insured by or supported (backed) by a letter of credit from any one institution or agency did not exceed 14.0% of total investments.

7. LEGAL PROCEEDINGS

In October 2003, Federated Investors, Inc. and various subsidiaries thereof (including the advisers and distributor for various investment companies, collectively, "Federated"), along with various investment companies sponsored by Federated ("Funds"), were named as defendants in several class action lawsuits now pending in the United States District Court for the District of Maryland seeking damages of unspecified amounts. The lawsuits were purportedly filed on behalf of people who purchased, owned and/or redeemed shares of Federated-sponsored mutual funds during specified periods beginning November 1, 1998. The suits are generally similar in alleging that Federated engaged in illegal and improper trading practices including market timing and late trading in concert with certain institutional traders, which allegedly caused financial injury to the mutual fund shareholders. The Board of the Funds has retained the law firm of Dickstein Shapiro Morin & Oshinsky LLP to represent the Funds in these lawsuits. Federated and the Funds, and their respective counsel, are reviewing the allegations and will respond appropriately. Additional lawsuits based upon similar allegations have been filed, and others may be filed in the future. Although Federated does not believe that these lawsuits will have a material adverse effect on the Funds, there can be no assurance that these suits, the ongoing adverse publicity and/or other developments resulting from related regulatory investigations will not result in increased Fund redemptions, reduced sales of Fund shares, or other adverse consequences for the Funds.

Mutual funds are not bank deposits or obligations, are not guaranteed by any bank, and are not insured or guaranteed by the U.S. government, the Federal Deposit Insurance Corporation, the Federal Reserve Board, or any other government agency. Investment in mutual funds involves investment risk, including the possible loss of principal. Although money market funds seek to preserve the value of your investments at $1.00 per share, it is possible to lose money by investing in these funds.

This report is authorized for distribution to prospective investors only when preceded or accompanied by the fund's prospectus, which contains facts concerning its objective and policies, management fees, expenses, and other information.

VOTING PROXIES ON FUND PORTFOLIO SECURITIES

A description of the policies and procedures that the Fund uses to determine how to vote proxies relating to securities held in the Fund's portfolio is available, without charge and upon request, by calling 1-800-341-7400. This information is also available from the EDGAR database on the SEC's Internet site at http://www.sec.gov.

IMPORTANT NOTICE ABOUT FUND DOCUMENT DELIVERY

In an effort to reduce costs and avoid duplicate mailings, the Fund(s) intend to deliver a single copy of certain documents to each household in which more than one shareholder of the Fund(s) resides (so-called "householding"), as permitted by applicable rules. The Fund's "householding" program covers its/their Prospectus and Statement of Additional Information, and supplements to each, as well as Semi-Annual and Annual Shareholder Reports and any Proxies or information statements. Shareholders must give their written consent to participate in the "householding" program. The Fund is also permitted to treat a shareholder as having given consent ("implied consent") if (i) shareholders with the same last name, or believed to be members of the same family, reside at the same street address or receive mail at the same post office box, (ii) the Fund gives notice of its intent to "household" at least sixty (60) days before it begins "householding" and (iii) none of the shareholders in the household have notified the Fund(s) or their agent of the desire to "opt out" of "householding." Shareholders who have granted written consent, or have been deemed to have granted implied consent, can revoke that consent and opt out of "householding" at any time: shareholders who purchased shares through an intermediary should contact their representative; other shareholders may call the Fund at 1-800-341-7400.

Federated Investors
World-Class Investment Manager

Maryland Municipal Cash Trust
Federated Investors Funds
5800 Corporate Drive
Pittsburgh, PA 15237-7000
www.federatedinvestors.com

Contact us at 1-800-341-7400 or
www.federatedinvestors.com/contact

Federated Securities Corp., Distributor

Cusip 60934N286

Federated is a registered mark of Federated Investors, Inc. 2004 ©Federated Investors, Inc.

G01175-01 (6/04)

Federated Investors
World-Class Investment Manager

Michigan Municipal Cash Trust

A Portfolio of Money Market Obligations Trust

SEMI-ANNUAL SHAREHOLDER REPORT

April 30, 2004

Institutional Service Shares
Institutional Shares

FINANCIAL HIGHLIGHTS

FINANCIAL STATEMENTS

VOTING PROXIES ON FUND PORTFOLIO SECURITIES

NOT FDIC INSURED * MAY LOSE VALUE * NO BANK GUARANTEE

Financial Highlights -- Institutional Service Shares

(For a Share Outstanding Throughout Each Period)

	Six Months Ended (unaudited)	Year Ended October 31,
	4/30/2004	2003	2002	2001	2000	1999
Net Asset Value, Beginning of Period	$1.00	$1.00	$1.00	$1.00	$1.00	$1.00
Income From Investment Operations:
Net investment income	0.003	0.007	0.011	0.029	0.036	0.028
Net realized loss on investments	--	--	(0.000)[1]	--	--	--

TOTAL FROM INVESTMENT OPERATIONS	0.003	0.007	0.011	0.029	0.036	0.028

Less Distributions:
Distributions from net investment income	(0.003)	(0.007)	(0.011)	(0.029)	(0.036)	(0.028)

Net Asset Value, End of Period	$1.00	$1.00	$1.00	$1.00	$1.00	$1.00

Total Return[2]	0.28%	0.70%	1.14%	2.90%	3.67%	2.84%

Ratios to Average Net Assets:

Expenses	0.56%[3]	0.56%	0.56%	0.56%	0.56%	0.56%

Net investment income	0.56%[3]	0.70%	1.11%	2.82%	3.61%	2.80%

Expense waiver/reimbursement[4]	0.40%[3]	0.39%	0.38%	0.40%	0.41%	0.40%

Supplemental Data:

Net assets, end of period (000 omitted)	$222,848	$253,931	$268,992	$272,533	$194,058	$182,610

1 Represents less than $0.001.

2 Based on net asset value, which does not reflect the sales charge or contingent deferred sales charge, if applicable.

3 Computed on an annualized basis.

4 This voluntary expense decrease is reflected in both the expense and the net investment income ratios shown above.

See Notes which are an integral part of the Financial Statements

Financial Highlights -- Institutional Shares

(For a Share Outstanding Throughout Each Period)

	Six Months Ended (unaudited)	Year Ended October 31,
	4/30/2004	2003	2002	2001	2000	1999
Net Asset Value, Beginning of Period	$1.00	$1.00	$1.00	$1.00	$1.00	$1.00
Income From Investment Operations:
Net investment income	0.004	0.009	0.013	0.030	0.038	0.030
Net realized loss on investments	--	--	(0.000)[1]	--	--	--

TOTAL FROM INVESTMENT OPERATIONS	0.004	0.009	0.013	0.030	0.038	0.030

Less Distributions:
Distributions from net investment income	(0.004)	(0.009)	(0.013)	(0.030)	(0.038)	(0.030)

Net Asset Value, End of Period	$1.00	$1.00	$1.00	$1.00	$1.00	$1.00

Total Return[2]	0.36%	0.86%	1.30%	3.07%	3.84%	3.00%

Ratios to Average Net Assets:

Expenses	0.40%[3]	0.40%	0.40%	0.40%	0.40%	0.40%

Net investment income	0.72%[3]	0.86%	1.26%	2.97%	3.78%	2.99%

Expense waiver/reimbursement[4]	0.56%[3]	0.55%	0.54%	0.56%	0.57%	0.57%

Supplemental Data:

Net assets, end of period (000 omitted)	$57,916	$53,547	$61,181	$33,645	$18,604	$18,890

1 Represents less than $0.001.

2 Based on net asset value, which does not reflect the sales charge or contingent deferred sales charge, if applicable.

3 Computed on an annualized basis.

4 This voluntary expense decrease is reflected in both the expense and the net investment income ratios shown above.

See Notes which are an integral part of the Financial Statements

Portfolio of Investments

April 30, 2004 (unaudited)

Principal Amount			Value
		SHORT-TERM MUNICIPALS--99.6%[1]
		Michigan--93.8%
$4,500,000		ABN AMRO MuniTOPS Certificates Trust (Michigan Non-AMT)/(Series 1998-11), Weekly VRDNs (DeWitt, MI Public Schools)/(FSA INS)/(ABN AMRO Bank NV, Amsterdam LIQ)	$4,500,000
8,000,000	[2]	ABN AMRO MuniTOPS Certificates Trust (Michigan Non-AMT)/(Series 2002-29), 1.08% TOBs (Detroit, MI City School District)/(FGIC INS)/(ABN AMRO Bank NV, Amsterdam LIQ), Optional Tender 10/6/2004	8,000,000
2,000,000		Allen Park, MI Public School District, ROCs (Series 4007), Weekly VRDNs (Michigan State GTD)/(Citigroup Global Markets Holdings, Inc. LIQ)	2,000,000
2,400,000		Auburn Hills, MI EDC (Series 1995), Weekly VRDNs (Suburban Tool, Inc.)/(Huntington National Bank, Columbus, OH LOC)	2,400,000
4,195,000		BNY Municipal Certificates Trust (Series 2002-BNY3), Weekly VRDNs (Mazda Motor Manufacturing (USA) Corp.)/(Bank of New York LIQ)/(Bank of New York LOC)	4,195,000
8,500,000		Brighton, MI Area School District (Series I), Bonds (United States Treasury PRF), 5/1/2005 (@34.134)	2,864,304
3,400,000		Bruce Township, MI Hospital Finance Authority (Series 1988B), 1.03% TOBs (Sisters of Charity Health Care System)/(MBIA Insurance Corp. INS)/ (J.P. Morgan Chase Bank LIQ), Optional Tender 5/1/2004	3,400,000
400,000		Dearborn, MI Economic Development Corp., (Series 1990), Weekly VRDNs (Exhibit Productions, Inc.)/(Comerica Bank LOC)	400,000
675,000		Delta Charter Township, MI, 2.00% Bonds (MBIA Insurance Corp. INS), 5/1/2004	675,000
1,125,000		Detroit, MI, 2.00% Bonds (FSA INS), 4/1/2005	1,134,705
9,000,000	[2]	Detroit, MI City School District (PA-997R), 1.25% TOBs (FSA INS)/(Merrill Lynch & Co., Inc. LIQ), Optional Tender 7/2/2004	9,000,000
1,100,000		Detroit, MI City School District (PT-1805) Weekly VRDNs (FGIC INS)/(WestLB AG LIQ)	1,100,000
6,000,000		Detroit, MI City School District, Variable Rate Certificates (Series 2001-P), Weekly VRDNs (FSA INS)/(Bank of America N.A., LIQ)	6,000,000
4,260,000		Detroit, MI Sewage Disposal System, Variable Certificates (Series 2002G), Weekly VRDNs (FGIC INS)/(Bank of America N.A., LIQ)	4,260,000
2,875,000		Farmington Hills, MI Economic Development Corp. Weekly VRDNs (Echo Park Learning Center)/(Standard Federal Bank, N.A., LOC)	2,875,000
1,000,000		Grand Rapids, MI Economic Development Corp., (Series 1991-A), Weekly VRDNs (Amway Hotel Corp.)/(Standard Federal Bank, N.A., LOC)	1,000,000
2,500,000		Grand Rapids, MI IDR Weekly VRDNs (Precision Aerospace, Inc.)/(Bank One N.A., (Chicago) LOC)	2,500,000
2,340,000		Grand Rapids, MI IDR, (Series 1999), Weekly VRDNs (Kent Quality Foods, Inc.)/(U.S. Bank N.A., Cincinnati LOC)	2,340,000
700,000		Grand Rapids & Kent County, MI Joint Building Authority (Series 2001-JPMC7), Weekly VRDNs (Kent County, MI)/(J.P. Morgan Chase & Co. LIQ)	700,000
Principal Amount			Value
		SHORT-TERM MUNICIPALS--continued[1]
		Michigan--continued
$9,655,000		Huron County, MI Economic Development Corp., (Series 2001), Weekly VRDNs (Scheurer Hospital)/(Comerica Bank LOC)	$9,655,000
2,580,000		Ingham County, MI Economic Development Corp., (Series 1995), Weekly VRDNs (Martin Luther Memorial Home, Inc.)/(Bank One N.A., (Chicago) LOC)	2,580,000
5,995,000	[2]	Kent County, MI (Series 1998-118), 0.95% TOBs (Kent County International Airport)/(Kent County, MI GTD)/(Morgan Stanley LIQ), Optional Tender 7/8/2004	5,995,000
3,100,000		Michigan Job Development Authority Weekly VRDNs (Andersons Project)/(Credit Lyonnais SA LOC)	3,100,000
6,000,000		Michigan Municipal Bond Authority, 2.00% RANs (J.P. Morgan Chase Bank LOC), 8/23/2004	6,017,944
5,000,000		Michigan Municipal Bond Authority, AUSTIN (Series 2002F), Weekly VRDNs (Michigan Municipal Bond Authority Clean Water Revolving Fund)/(Bank of America N.A., LIQ)	5,000,000
30,000		Michigan State Hospital Finance Authority (Series 2000), Weekly VRDNs (Chelsea Community Hospital)/(National City Bank, Michigan/Illinois LOC)	30,000
3,500,000		Michigan State Hospital Finance Authority (Series 2000), Weekly VRDNs (Oaklawn Hospital, MI)/(Standard Federal Bank, N.A., LOC)	3,500,000
6,150,000		Michigan State Hospital Finance Authority, MERLOTS (Series 1997A), Weekly VRDNs (Detroit Medical Center Obligated Group)/(AMBAC INS)/(Wachovia Bank N.A., LIQ)	6,150,000
4,825,000		Michigan State Hospital Finance Authority, Revenue Bonds, 2.50% Bonds (Oakwood Obligated Group), 11/1/2004	4,856,474
8,200,000		Michigan State HDA, Weekly VRDNs (Woodland Meadows, MI)/(Bank One N.A., (Chicago) LOC)	8,200,000
5,600,000		Michigan State HDA (Series 2001A), Weekly VRDNs (Sand Creek Apartments)/(FHLB of Cincinnati LOC)	5,600,000
900,000		Michigan State HDA (Series 2001B), Weekly VRDNs (Sand Creek Apartments)/(FHLB of Indianapolis LOC)	900,000
4,500,000		Michigan State HDA (2002 Series A), Weekly VRDNs (MBIA Insurance Corp. INS)/(Landesbank Hessen-Thueringen, Frankfurt LIQ)	4,500,000
10,345,000		Michigan State HDA (2003 Series A), 1.08% TOBs, Mandatory Tender 6/1/2004	10,345,000
1,875,000		Michigan State Strategic Fund, Weekly VRDNs (Ace Hi Displays, Inc.)/ (Bank One N.A., (Chicago) LOC)	1,875,000
2,065,000		Michigan State Strategic Fund, Weekly VRDNs (Anro LLC)/(U.S. Bank N.A., Cincinnatti LOC)	2,065,000
6,600,000		Michigan State Strategic Fund, Weekly VRDNs (Bishop Creek LLC)/(Comerica Bank LOC)	6,600,000
900,000		Michigan State Strategic Fund, Weekly VRDNs (Bruin Land Holdings LLC)/(Huntington National Bank, Columbus, OH LOC)	900,000
900,000		Michigan State Strategic Fund, Weekly VRDNs (Dynamic Plastics, Inc.)/(Standard Federal Bank, N.A., LOC)	900,000
Principal Amount			Value
		SHORT-TERM MUNICIPALS--continued[1]
		Michigan--continued
$1,675,000		Michigan State Strategic Fund, Weekly VRDNs (Elbie & Sohn, Inc.)/(Standard Federal Bank, N.A., LOC)	$1,675,000
3,690,000		Michigan State Strategic Fund, Weekly VRDNs (Enprotech Mechanical Services, Inc.)/(Standard Federal Bank, N.A., LOC)	3,690,000
3,150,000		Michigan State Strategic Fund, Weekly VRDNs (Hess Industries, Inc.)/ (Lasalle Bank, N.A., LOC)	3,150,000
975,000		Michigan State Strategic Fund, Weekly VRDNs (Moore Flame Cutting)/(Standard Federal Bank, N.A., LOC)	975,000
3,920,000		Michigan State Strategic Fund, Weekly VRDNs (United Fixtures Co.)/(Deutsche Bank AG LOC)	3,920,000
2,700,000		Michigan State Strategic Fund, Weekly VRDNs (Universal Tube, Inc.)/(Standard Federal Bank, N.A., LOC)	2,700,000
1,635,000		Michigan State Strategic Fund (Series 1995), Weekly VRDNs (Bear Lake Associates Project)/(Fifth Third Bank, Michigan LOC)	1,635,000
310,000		Michigan State Strategic Fund (Series 1995), Weekly VRDNs (Hercules Drawn Steel Corporation Project)/(Key Bank, N.A., LOC)	310,000
580,000		Michigan State Strategic Fund (Series 1995), Weekly VRDNs (RSR Project)/(Fifth Third Bank, Michigan LOC)	580,000
4,710,000		Michigan State Strategic Fund (Series 1995), Weekly VRDNs (Wayne Disposal-Oakland, Inc.)/(Comerica Bank LOC)	4,710,000
200,000		Michigan State Strategic Fund (Series 1996), Weekly VRDNs (ACI Properties LLC Project)/(Comerica Bank LOC)	200,000
690,000		Michigan State Strategic Fund (Series 1996), Weekly VRDNs (Echo Properties LLC Project)/(Comerica Bank LOC)	690,000
520,000		Michigan State Strategic Fund (Series 1996), Weekly VRDNs (Inalfa-Hollandia, Inc.)/(Comerica Bank LOC)	520,000
2,700,000		Michigan State Strategic Fund (Series 1996), Weekly VRDNs (RMT Woodworth, Inc.)/(Comerica Bank LOC)	2,700,000
1,850,000		Michigan State Strategic Fund (Series 1997), Weekly VRDNs (Enprotech Mechanical Services, Inc.)/(Standard Federal Bank, N.A., LOC)	1,850,000
1,905,000		Michigan State Strategic Fund (Series 1998), Weekly VRDNs (Monroe Publishing Co.)/(Comerica Bank LOC)	1,905,000
1,530,000		Michigan State Strategic Fund (Series 1998), Weekly VRDNs (Wolverine Leasing)/(Huntington National Bank, Columbus, OH LOC)	1,530,000
1,235,000		Michigan State Strategic Fund (Series 1998), Weekly VRDNs (Wolverine Printing)/(Huntington National Bank, Columbus, OH LOC)	1,235,000
2,875,000		Michigan State Strategic Fund (Series 1999), Weekly VRDNs (DW Aluminum LLC)/(Key Bank, N.A., LOC)	2,875,000
1,550,000		Michigan State Strategic Fund (Series 1999), Weekly VRDNs (Fab-All Manufacturing, Inc.)/(Wells Fargo Bank Minnesota N.A., LOC)	1,550,000
2,125,000		Michigan State Strategic Fund (Series 1999), Weekly VRDNs (J.G. Kern Enterprises, Inc.)/(Standard Federal Bank, N.A., LOC)	2,125,000
2,200,000		Michigan State Strategic Fund (Series 1999), Weekly VRDNs (R.M.D.H. Properties LLC)/(Huntington National Bank, Columbus, OH LOC)	2,200,000
Principal Amount			Value
		SHORT-TERM MUNICIPALS--continued[1]
		Michigan--continued
$6,160,000		Michigan State Strategic Fund (Series 2000), Weekly VRDNs (Lee Steel Corp.)/(Comerica Bank LOC)	$6,160,000
6,498,000		Michigan State Strategic Fund (Series A), Weekly VRDNs (Teal Run Apartments)/(FHLB of Indianapolis LOC)	6,498,000
766,000		Michigan State Strategic Fund (Series B), Weekly VRDNs (Teal Run Apartments)/(FHLB of Indianapolis LOC)	766,000
2,450,000		Michigan State Strategic Fund, LO Revenue Bonds (Series 1995), Weekly VRDNs (J.R. Automation Technologies)/(Fifth Third Bank, Michigan LOC)	2,450,000
290,000		Michigan State Strategic Fund, LO Revenue Bonds (Series 1995), Weekly VRDNs (Rowe Thomas Co.)/(Comerica Bank LOC)	290,000
1,025,000		Michigan State Strategic Fund, LO Revenue Bonds (Series 1995), Weekly VRDNs (Welch Properties)/(Fifth Third Bank, Michigan LOC)	1,025,000
1,950,000		Oakland County, MI EDC (Series 1998), Weekly VRDNs (Fox Manor, Inc.)/(Allied Irish Banks PLC LOC)	1,950,000
6,720,000		Oakland County, MI EDC (Series 1998), Weekly VRDNs (Lourdes Assisted Living, Inc.)/(Allied Irish Banks PLC LOC)	6,720,000
2,175,000		Oakland County, MI EDC (Series 1997), Weekly VRDNs (Stone Soap Co., Inc.)/(Standard Federal Bank, N.A., LOC)	2,175,000
2,695,000		Ottawa County, MI Economic Development Corp., (Series 1995B), Weekly VRDNs (Sunset Manor, Inc.)/(Lasalle Bank, N.A., LOC)	2,695,000
9,410,000	[2]	Oxford, MI Area Community Schools, MERLOTS (Series 2001-A117), 1.25% TOBs (Michigan State GTD)/(Wachovia Bank N.A., LIQ), Optional Tender 11/10/2004	9,410,000
3,500,000		Waterford, MI School District, 1.80% TANs, 5/30/2004	3,501,826
2,570,000		Wayne County, MI (PT-2128) Weekly VRDNs (Detroit, MI Metropolitan Wayne County Airport)/(MBIA Insurance Corp. INS)/(WestLB AG LIQ)	2,570,000
3,995,000	[2]	Wayne County, MI (Series 2000-383), 1.15% TOBs (Detroit, MI Metropolitan Wayne County Airport)/(MBIA Insurance Corp. INS)/(Morgan Stanley LIQ), Optional Tender 7/8/2004	3,995,000
22,240,000		Wayne County, MI, Airport Revenue Refunding Bonds (Series 1996A), Weekly VRDNs (Detroit, MI Metropolitan Wayne County Airport)/(Bayerische Landesbank Girozentrale LOC)	22,240,000

		TOTAL	263,284,253

Principal Amount			Value
		SHORT-TERM MUNICIPALS--continued[1]
		Puerto Rico--5.8%
$6,000,000	[2]	Puerto Rico Commonwealth Infrastructure Financing Authority, Floater Certificates (Series 1998-139), 1.10% TOBs (AMBAC INS)/(Morgan Stanley LIQ), Optional Tender 6/10/2004	$6,000,000
10,420,000	[2]	Puerto Rico Electric Power Authority, Floater Certificates (Series 2001-688), 1.00% TOBs (MBIA Insurance Corp. INS)/(Morgan Stanley LIQ), Optional Tender 6/24/2004	10,420,000

		TOTAL	16,420,000

		TOTAL INVESTMENTS--99.6% (AT AMORTIZED COST)[3]	279,704,253

		OTHER ASSETS AND LIABILITIES - NET--0.4%	1,060,035

		TOTAL NET ASSETS--100%	$280,764,288

Securities that are subject to the federal alternative minimum tax ("AMT") represent 50.3% of the portfolio as calculated based upon total portfolio market value.

1 The Fund may only invest in securities rated in one of the two highest short-term rating categories by nationally recognized statistical rating organizations ("NRSROs") or unrated securities of comparable quality. A NRSRO's two highest rating categories are determined without regard for sub-categories and gradations. For example, securities rated SP-1+, SP-1 or SP-2 by Standard & Poor's, MIG-1 or MIG-2 by Moody's Investors Service, or F-1+, F-1 or F-2 by Fitch Ratings, are all considered rated in one of the two highest short-term rating categories.

Securities rated in the highest short-term rating category (and unrated securities of comparable quality) are identified as First Tier securities. Securities rated in the second highest short-term rating category (and unrated securities of comparable quality) are identified as Second Tier securities. The Fund follows applicable regulations in determining whether a security is rated and whether a security rated by multiple NRSROs in different rating categories should be identified as a First or Second Tier security.

At April 30, 2004, the portfolio securities were rated as follows:

Tier Rating Percentages Based on Total Market Value

First Tier	Second Tier
100.0%	0.0%

2 Denotes a restricted security which is subject to restrictions on resale under federal securities laws. These securities have been deemed liquid based upon criteria approved by the Fund's Board of Trustees. At April 30, 2004, these securities amounted to $52,820,000 which represents 18.8% of total net assets.

3 Also represents cost for federal tax purposes.

Note: The categories of investments are shown as a percentage of total net assets at April 30, 2004.

The following acronyms are used throughout this portfolio:

AMBAC	--American Municipal Bond Assurance Corporation
AMT	--Alternative Minimum Tax
EDC	--Economic Development Commission
FGIC	--Financial Guaranty Insurance Company
FHLB	--Federal Home Loan Bank
FSA	--Financial Security Assurance
GTD	--Guaranteed
HDA	--Housing Development Authority
IDR	--Industrial Development Revenue
INS	--Insured
LIQ	--Liquidity Agreement
LO	--Limited Obligation
LOC	--Letter of Credit
MERLOTS	--Municipal Exempt Receipts -- Liquidity Optional Tender Series
PRF	--Prerefunded
RANs	--Revenue Anticipation Notes
ROCs	--Reset Option Certificates
TANs	--Tax Anticipation Notes
TOBs	--Tender Option Bonds
TOPS	--Trust Obligation Participating Securities
VRDNs	--Variable Rate Demand Notes

See Notes which are an integral part of the Financial Statements

Statement of Assets and Liabilities

April 30, 2004 (unaudited)

Assets:
Total investments in securities, at amortized cost and value		$279,704,253
Cash		302,146
Income receivable		865,872
Receivable for shares sold		6,571
Prepaid expenses		2,463

TOTAL ASSETS		280,881,305

Liabilities:
Payable for shares redeemed	$6,072
Income distribution payable	40,395
Payable for transfer and dividend disbursing fees and expenses (Note 5)	40,241
Payable for distribution services fee (Note 5)	4
Payable for shareholder services fee (Note 5)	30,305

TOTAL LIABILITIES		117,017

Net assets for 280,782,854 shares outstanding		$280,764,288

Net Assets Consist of:
Paid in capital		$280,776,346
Accumulated net realized loss on investments		(12,110)
Undistributed net investment income		52

TOTAL NET ASSETS		$280,764,288

Net Asset Value, Offering Price and Redemption Proceeds Per Share
Institutional Service Shares:
$222,847,847 ÷ 222,863,251 shares outstanding		$1.00

Institutional Shares:
$57,916,441 ÷ 57,919,603 shares outstanding		$1.00

See Notes which are an integral part of the Financial Statements

Statement of Operations

Six Months Ended April 30, 2004 (unaudited)

Investment Income:
Interest			$1,741,885

Expenses:
Investment adviser fee (Note 5)		$772,784
Administrative personnel and services fee (Note 5)		123,491
Custodian fees		7,439
Transfer and dividend disbursing agent fees and expenses (Note 5)		100,092
Directors'/Trustees' fees		1,374
Auditing fees		6,895
Legal fees		4,341
Portfolio accounting fees (Note 5)		46,635
Distribution services fee--Cash II Shares (Note 5)		3,897
Shareholder services fee--Institutional Service Shares (Note 5)		302,002
Shareholder services fee--Institutional Shares (Note 5)		80,493
Shareholder services fee--Cash II Shares (Note 5)		3,897
Share registration costs		20,317
Printing and postage		13,602
Insurance premiums		951
Miscellaneous		401

TOTAL EXPENSES		1,488,611

Waivers (Note 5):
Waiver of investment adviser fee	$(455,459)
Waiver of administrative personnel and services fee	(5,719)
Waiver of transfer and dividend disbursing agent fees and expenses	(11,344)
Waiver of shareholder services fee--Institutional Service Shares	(108,721)
Waiver of shareholder services fee--Institutional Shares	(80,493)
Waiver of shareholder services fee--Cash II Shares	(1,403)

TOTAL WAIVERS		(663,139)

Net expenses			825,472

Net investment income			$916,413

See Notes which are an integral part of the Financial Statements

Statement of Changes in Net Assets

	Six Months Ended (unaudited) 4/30/2004	Year Ended 10/31/2003
Increase (Decrease) in Net Assets
Operations:
Net investment income	$916,413	$2,411,376
Net realized gain on investments	--	6,369

CHANGE IN NET ASSETS RESULTING FROM OPERATIONS	916,413	2,417,745

Distributions to Shareholders:
Distributions from net investment income
Institutional Service Shares	(677,152)	(1,895,676)
Institutional Shares	(234,197)	(472,366)
Cash II Shares	(5,194)	(43,152)

CHANGE IN NET ASSETS RESULTING FROM DISTRIBUTIONS TO SHAREHOLDERS	(916,543)	(2,411,194)

Share Transactions:
Proceeds from sale of shares	560,512,729	994,419,547
Net asset value of shares issued to shareholders in payment of distributions declared	643,183	1,763,917
Cost of shares redeemed	(594,347,215)	(1,022,802,110)

CHANGE IN NET ASSETS RESULTING FROM SHARE TRANSACTIONS	(33,191,303)	(26,618,646)

Change in net assets	(33,191,433)	(26,612,095)

Net Assets:
Beginning of period	313,955,721	340,567,816

End of period (including undistributed net investment income of $52 and $182, respectively)	$280,764,288	$313,955,721

See Notes which are an integral part of the Financial Statements

Notes to Financial Statements

April 30, 2004 (unaudited)

1. ORGANIZATION

Money Market Obligations Trust (the "Trust") is registered under the Investment Company Act of 1940, as amended (the "Act"), as an open-end management investment company. The Trust consists of 41 portfolios. The financial statements included herein are only those of the Michigan Municipal Cash Trust (the "Fund"). The financial statements of the other portfolios are presented separately. The assets of each portfolio are segregated and a shareholder's interest is limited to the portfolio in which shares are held. The investment objective of the Fund is to provide current income exempt from federal regular income tax and the personal income tax imposed by the state of Michigan consistent with stability of principal and liquidity.

Previously, the Fund offered three classes of shares: Institutional Service Shares, Institutional Shares and Cash II Shares. As of April 23, 2004, the Cash II Shares were no longer offered.

2. SIGNIFICANT ACCOUNTING POLICIES

The following is a summary of significant accounting policies consistently followed by the Fund in the preparation of its financial statements. These policies are in conformity with generally accepted accounting principles ("GAAP") in the United States of America.

Investment Valuation

The Fund uses the amortized cost method to value its portfolio securities in accordance with Rule 2a-7 under the Act.

Investment Income, Expenses and Distributions

Interest income and expenses are accrued daily. Distributions to shareholders are recorded on the ex-dividend date. The Fund offers multiple classes of shares, which differ in their respective distribution and service fees. All shareholders bear the common expenses of the Fund based on average daily net assets of each class, without distinction between share classes. Dividends are declared separately for each class. No class has preferential dividend rights; differences in per share dividend rates are generally due to differences in separate class expenses.

Premium and Discount Amortization

All premiums and discounts are amortized/accreted.

Federal Taxes

It is the Fund's policy to comply with the Subchapter M provision of the Internal Revenue Code (the "Code") and to distribute to shareholders each year substantially all of its income. Accordingly, no provision for federal tax is necessary.

When-Issued and Delayed Delivery Transactions

The Fund may engage in when-issued or delayed delivery transactions. The Fund records when-issued securities on the trade date and maintains security positions such that sufficient liquid assets will be available to make payment for the securities purchased. Securities purchased on a when-issued or delayed delivery basis are marked to market daily and begin earning interest on the settlement date. Losses may occur on these transactions due to changes in market conditions or the failure of counterparties to perform under the contract.

Restricted Securities

Restricted securities are securities that may only be resold upon registration under federal securities laws or in transactions exempt from such registration. Many restricted securities may be resold in the secondary market in transactions exempt from registration. In some cases, the restricted securities may be resold without registration upon exercise of a demand feature. Such restricted securities may be determined to be liquid under criteria established by the Board of Trustees (the "Trustees"). The Fund will not incur any registration costs upon such resales. Restricted securities are valued at amortized cost in accordance with Rule 2a-7 under the Act.

Use of Estimates

The preparation of financial statements in conformity with GAAP requires management to make estimates and assumptions that affect the amounts of assets, liabilities, expenses and revenues reported in the financial statements. Actual results could differ from those estimated.

Other

Investment transactions are accounted for on a trade date basis.

3. SHARES OF BENEFICIAL INTEREST

The Declaration of Trust permits the Trustees to issue an unlimited number of full and fractional shares of beneficial interest (without par value) for each class of shares. At April 30, 2004, capital paid-in aggregated $280,776,346.

Transactions in shares were as follows:

	Six Months Ended 4/30/2004	Year Ended 10/31/2003
Institutional Service Shares:
Shares sold	310,827,904	725,674,738
Shares issued to shareholders in payment of distributions declared	559,701	1,604,398
Shares redeemed	(342,470,640)	(742,345,552)

NET CHANGE RESULTING FROM INSTITUTIONAL SERVICE SHARE TRANSACTIONS	(31,083,035)	(15,066,416)

	Six Months Ended 4/30/2004	Year Ended 10/31/2003
Institutional Shares:
Shares sold	241,479,068	240,300,765
Shares issued to shareholders in payment of distributions declared	83,482	155,656
Shares redeemed	(237,192,620)	(248,092,467)

NET CHANGE RESULTING FROM INSTITUTIONAL SHARE TRANSACTIONS	4,369,930	(7,636,046)

	Six Months Ended 4/30/2004	Year Ended 10/31/2003
Cash II Shares:
Shares sold	8,205,757	28,444,044
Shares issued to shareholders in payment of distributions declared	--	3,863
Shares redeemed	(14,683,955)	(32,364,091)

NET CHANGE RESULTING FROM CASH II SHARE TRANSACTIONS	(6,478,198)	(3,916,184)

NET CHANGE RESULTING FROM SHARE TRANSACTIONS	(33,191,303)	(26,618,646)

4. FEDERAL TAX INFORMATION

At October 31, 2003, the Fund had a capital loss carryforward of $12,110, which will reduce the Fund's taxable income arising from future net realized gain on investments, if any, to the extent permitted by the Code, and thus will reduce the amount of distributions to shareholders which would otherwise be necessary to relieve the Fund of any liability of federal tax. Pursuant to the Code, such capital loss carryforward will expire in 2010.

5. INVESTMENT ADVISER FEE AND OTHER TRANSACTIONS WITH AFFILIATES

Investment Adviser Fee

Federated Investment Management Company, the Fund's investment adviser (the "Adviser"), receives for its services an annual investment adviser fee equal to 0.50% of the Fund's average daily net assets. The Adviser may voluntarily choose to waive any portion of its fee. The Adviser can modify or terminate this voluntary waiver at any time at its sole discretion.

Administrative Fee

Federated Administrative Services ("FAS"), under the Administrative Services Agreement, provides the Fund with administrative personnel and services. The fee paid to FAS is based on the average aggregate daily net assets of all Federated funds as specified below:

Maximum Administrative Fee	Average Aggregate Daily Net Assets of the Federated Funds
0.150%	on the first $5 billion
0.125%	on the next $5 billion
0.100%	on the next $10 billion
0.075%	on assets in excess of $20 billion

The administrative fee received during any fiscal year shall be at least $150,000 per portfolio and $40,000 per each additional class of Shares. FAS may voluntarily choose to waive any portion of its fee. FAS can modify or terminate this voluntary waiver at any time at its sole discretion.

Distribution Services Fee

The Fund has adopted a Distribution Plan (the "Plan") pursuant to Rule 12b-1 under the Act. Under the terms of the Plan, the Fund will compensate Federated Securities Corp. ("FSC"), the principal distributor, from the daily net assets of the Fund's Cash II Shares to finance activities intended to result in the sale of the these Shares. The Plan provides that the Fund may incur distribution expenses up to 0.25% of average daily net assets, annually, to compensate FSC. FSC may voluntarily choose to waive any portion of its fee. FSC can modify or terminate this voluntary waiver at any time at its sole discretion.

Shareholder Services Fee

Under the terms of a Shareholder Services Agreement with Federated Shareholder Services Company ("FSSC"), the Fund will pay FSSC up to 0.25% of the average daily net assets of the Fund's Institutional Service Shares, Institutional Shares and Cash II Shares for the period. The fee paid to FSSC is used to finance certain services for shareholders and to maintain shareholder accounts. FSSC may voluntarily choose to waive any portion of its fee. FSSC can modify or terminate this voluntary waiver at any time at its sole discretion.

Transfer and Dividend Disbursing Agent Fees and Expenses

Federated Services Company ("FServ"), through its subsidiary FSSC, serves as transfer and dividend disbursing agent for the Fund. The fee paid to FSSC is based on the size, type and number of accounts and transactions made by shareholders. FSSC may voluntarily choose to waive any portion of its fee. FSSC can modify or terminate this voluntary waiver at any time at its sole discretion.

Portfolio Accounting Fees

Prior to January 1, 2004, FServ maintained the Fund's accounting records for which it received a fee. The fee was based on the level of the Fund's average daily net assets for the period, plus out-of-pocket expenses. The fee paid to FServ during the reporting period was $15,418, after voluntary waiver, if applicable.

Interfund Transactions

During the six months ended April 30, 2004, the Fund engaged in purchase and sale transactions with funds that have a common investment adviser (or affiliated investment advisers), common Directors/Trustees and/or common Officers. These purchase and sale transactions complied with Rule 17a-7 under the Act and amounted to $202,929,000 and $235,544,000, respectively.

General

Certain of the Officers and Trustees of the Trust are Officers and Directors or Trustees of the above companies.

6. CONCENTRATION OF CREDIT RISK

Since the Fund invests a substantial portion of its assets in issuers located in one state, it will be more susceptible to factors adversely affecting issuers of that state than would be a comparable tax-exempt mutual fund that invests nationally. In order to reduce the credit risk associated with such factors, at April 30, 2004, 84.0% of the securities in the portfolio of investments are backed by letters of credit or bond insurance of various financial institutions and financial guaranty assurance agencies. The percentage of investments insured by or supported (backed) by a letter of credit from any one institution or agency did not exceed 12.1% of total investments.

7. LEGAL PROCEEDINGS

In October 2003, Federated Investors, Inc. and various subsidiaries thereof (including the advisers and distributor for various investment companies, collectively, "Federated"), along with various investment companies sponsored by Federated ("Funds"), were named as defendants in several class action lawsuits now pending in the United States District Court for the District of Maryland seeking damages of unspecified amounts. The lawsuits were purportedly filed on behalf of people who purchased, owned and/or redeemed shares of Federated-sponsored mutual funds during specified periods beginning November 1, 1998. The suits are generally similar in alleging that Federated engaged in illegal and improper trading practices including market timing and late trading in concert with certain institutional traders, which allegedly caused financial injury to the mutual fund shareholders. The Board of the Funds has retained the law firm of Dickstein Shapiro Morin & Oshinsky LLP to represent the Funds in these lawsuits. Federated and the Funds, and their respective counsel, are reviewing the allegations and will respond appropriately. Additional lawsuits based upon similar allegations have been filed, and others may be filed in the future. Although Federated does not believe that these lawsuits will have a material adverse effect on the Funds, there can be no assurance that these suits, the ongoing adverse publicity and/or other developments resulting from related regulatory investigations will not result in increased Fund redemptions, reduced sales of Fund shares, or other adverse consequences for the Funds.

Mutual funds are not bank deposits or obligations, are not guaranteed by any bank, and are not insured or guaranteed by the U.S. government, the Federal Deposit Insurance Corporation, the Federal Reserve Board, or any other government agency. Investment in mutual funds involves investment risk, including the possible loss of principal. Although money market funds seek to preserve the value of your investment at $1.00 per share, it is possible to lose money by investing in these funds.

This report is authorized for distribution to prospective investors only when preceded or accompanied by the fund's prospectus, which contains facts concerning its objective and policies, management fees, expenses, and other information.

VOTING PROXIES ON FUND PORTFOLIO SECURITIES

A description of the policies and procedures that the Fund uses to determine how to vote proxies relating to securities held in the Fund's portfolio is available, without charge and upon request, by calling 1-800-341-7400. This information is also available from the EDGAR database on the SEC's Internet site at http://www.sec.gov.

IMPORTANT NOTICE ABOUT FUND DOCUMENT DELIVERY

In an effort to reduce costs and avoid duplicate mailings, the Fund(s) intend to deliver a single copy of certain documents to each household in which more than one shareholder of the Fund(s) resides (so-called "householding"), as permitted by applicable rules. The Fund's "householding" program covers its/their Prospectus and Statement of Additional Information, and supplements to each, as well as Semi-Annual and Annual Shareholder Reports and any Proxies or information statements. Shareholders must give their written consent to participate in the "householding" program. The Fund is also permitted to treat a shareholder as having given consent ("implied consent") if (i) shareholders with the same last name, or believed to be members of the same family, reside at the same street address or receive mail at the same post office box, (ii) the Fund gives notice of its intent to "household" at least sixty (60) days before it begins "householding" and (iii) none of the shareholders in the household have notified the Fund(s) or their agent of the desire to "opt out" of "householding." Shareholders who have granted written consent, or have been deemed to have granted implied consent, can revoke that consent and opt out of "householding" at any time: shareholders who purchased shares through an intermediary should contact their representative; other shareholders may call the Fund at 1-800-341-7400.

Federated Investors
World-Class Investment Manager

Michigan Municipal Cash Trust
Federated Investors Funds
5800 Corporate Drive
Pittsburgh, PA 15237-7000
www.federatedinvestors.com

Contact us at 1-800-341-7400 or
www.federatedinvestors.com/contact

Federated Securities Corp., Distributor

Cusip 60934N377
Cusip 60934N385

Federated is a registered mark of Federated Investors, Inc. 2004 ©Federated Investors, Inc.

G01456-02 (6/04)

Federated Investors
World-Class Investment Manager

Minnesota Municipal Cash Trust

A Portfolio of Money Market Obligations Trust

SEMI-ANNUAL SHAREHOLDER REPORT

April 30, 2004

Institutional Shares
Cash Series Shares

FINANCIAL HIGHLIGHTS

FINANCIAL STATEMENTS

VOTING PROXIES ON FUND PORTFOLIO SECURITIES

NOT FDIC INSURED * MAY LOSE VALUE * NO BANK GUARANTEE

Financial Highlights -- Institutional Shares

(For a Share Outstanding Throughout Each Period)

	Six Months Ended (unaudited)	Year Ended October 31,
	4/30/2004	2003	2002	2001	2000	1999
Net Asset Value, Beginning of Period	$1.00	$1.00	$1.00	$1.00	$1.00	$1.00
Income From Investment Operations:
Net investment income	0.004	0.009	0.014	0.031	0.039	0.030
Net realized loss on investments	--	--	(0.000)[1]	--	--	--

TOTAL FROM INVESTMENT OPERATIONS	0.004	0.009	0.014	0.031	0.039	0.030

Less Distributions:
Distributions from net investment income	(0.004)	(0.009)	(0.014)	(0.031)	(0.039)	(0.030)

Net Asset Value, End of Period	$1.00	$1.00	$1.00	$1.00	$1.00	$1.00

Total Return[2]	0.39%	0.92%	1.37%	3.12%	3.93%	3.08%

Ratios to Average Net Assets:

Expenses	0.33%[3]	0.33%	0.33%	0.31%	0.30%	0.30%

Net investment income	0.77%[3]	0.91%	1.36%	3.05%	3.84%	3.02%

Expense waiver/reimbursement[4]	0.47%[3]	0.46%	0.47%	0.51%	0.51%	0.50%

Supplemental Data:

Net assets, end of period (000 omitted)	$293,543	$379,064	$327,388	$303,131	$262,975	$285,540

1 Represents less than $0.001.

2 Based on net asset value, which does not reflect the sales charge or contingent deferred sales charge, if applicable.

3 Computed on an annualized basis.

4 This voluntary expense decrease is reflected in both the expense and the net investment income ratios shown above.

See Notes which are an integral part of the Financial Statements

Financial Highlights -- Cash Series Shares

(For a Share Outstanding Throughout Each Period)

	Six Months Ended (unaudited)	Year Ended October 31,
	4/30/2004	2003	2002	2001	2000	1999
Net Asset Value, Beginning of Period	$1.00	$1.00	$1.00	$1.00	$1.00	$1.00
Income From Investment Operations:
Net investment income	0.001	0.004	0.009	0.026	0.034	0.025
Net realized loss on investments	--	--	(0.000)[1]	--	--	--

TOTAL FROM INVESTMENT OPERATIONS	0.001	0.004	0.009	0.026	0.034	0.025

Less Distributions:
Distributions from net investment income	(0.001)	(0.004)	(0.009)	(0.026)	(0.034)	(0.025)

Net Asset Value, End of Period	$1.00	$1.00	$1.00	$1.00	$1.00	$1.00

Total Return[2]	0.14%	0.42%	0.86%	2.61%	3.41%	2.57%

Ratios to Average Net Assets:

Expenses	0.83%[3]	0.83%	0.83%	0.81%	0.80%	0.80%

Net investment income	0.27%[3]	0.43%	0.86%	2.56%	3.35%	2.52%

Expense waiver/reimbursement[4]	0.47%[3]	0.46%	0.47%	0.51%	0.51%	0.50%

Supplemental Data:

Net assets, end of period (000 omitted)	$172,447	$174,836	$222,013	$286,978	$219,903	$250,226

1 Represents less than $0.001.

2 Based on net asset value, which does not reflect the sales charge or contingent deferred sales charge, if applicable.

3 Computed on an annualized basis.

4 This voluntary expense decrease is reflected in both the expense and the net investment income ratios shown above.

See Notes which are an integral part of the Financial Statements

Portfolio of Investments

April 30, 2004 (unaudited)

Principal Amount			Value
		SHORT-TERM MUNICIPALS--99.7%[1]
		Minnesota--99.7%
$2,910,000		Apple Valley, MN, IDRB, (Series 1995) Weekly VRDNs (AV Development Co. Project)/(U.S. Bank N.A., Cincinnatti LOC)	$2,910,000
7,225,000		Avon, MN, (Series 1998) Weekly VRDNs (Vesper Corp.)/(Key Bank, N.A., LOC)	7,225,000
2,855,000		Blaine, MN, Industrial Development Revenue Bonds (Series 1996) Weekly VRDNs (S & S of Minnesota LLC)/(Wells Fargo Bank Minnesota N.A., LOC)	2,855,000
500,000		Bloomington, MN, IDRB, (Series 1995) Weekly VRDNs (Now Technologies, Inc.)/(Wells Fargo Bank Minnesota N.A., LOC)	500,000
1,100,000		Burnsville, MN, Adjustable Rate IDRB, (Series 1996) Weekly VRDNs (Caire, Inc.)/(J.P. Morgan Chase Bank LOC)	1,100,000
1,470,000		Byron, MN Weekly VRDNs (Schmidt Printing)/(Wells Fargo Bank Minnesota N.A., LOC)	1,470,000
2,560,000		Caledonia, MN ISD No. 299, 1.50% TRANs (Minnesota State GTD), 9/30/2004	2,563,465
5,000,000		Centennial, MN ISD No. 012, 1.80% TRANs (Minnesota State GTD), 9/30/2004	5,014,612
7,000,000		Center City, MN, (Series 2000) Weekly VRDNs (Hazelden Foundation)/ (Allied Irish Banks PLC LOC)	7,000,000
3,000,000		Center City, MN, (Series 2002) Weekly VRDNs (Hazelden Foundation)/ (Allied Irish Banks PLC LOC)	3,000,000
1,005,000		Chanhassen, MN IDA, (Series 1995) Weekly VRDNs (Building Management Group LLC)/(Wells Fargo Bank Minnesota N.A., LOC)	1,005,000
2,090,000		Coon Rapids, MN, (Series 1996) Weekly VRDNs (Medical Enterprise Associates)/(Wells Fargo Bank Minnesota N.A., LOC)	2,090,000
3,400,000		Coon Rapids, MN, (Series 2003A) Weekly VRDNs (Crest Oaks Apartments)/(Lasalle Bank, N.A., LOC)	3,400,000
2,350,000		Cottage Grove, MN, IDR Refunding Bonds (Series 1995) Weekly VRDNs (SUPERVALU, Inc.)/(Wachovia Bank N.A., LOC)	2,350,000
5,000,000		Dakota County, MN Community Development Agency, (Series 2003), 1.05% TOBs (AMBAC INS), Optional Tender 8/1/2004	5,000,000
3,875,000		Dakota County, MN Community Development Agency, PT-484 Weekly VRDNs (Southview Gables Apartments)/(FHLMC GTD)/(FHLMC LIQ)	3,875,000
14,500,000		Dakota County & Washington County MN Housing & Redevelopment Authority, MERLOTS (Series J) Weekly VRDNs (United States Treasury COL)/(Wachovia Bank N.A., LIQ)	14,500,000
18,680,000		Dakota County, Washington County & Anoka City, MN Housing & Redevelopment Authority, MERLOTS (Series H) Weekly VRDNs (United States Treasury COL)/(Wachovia Bank N.A., LIQ)	18,680,000
1,840,000		Deer River, MN ISD No. 317, 1.50% TRANs (Minnesota State GTD), 9/30/2004	1,842,491
4,325,000		Eagan, MN, (Series 2003 A-1) Weekly VRDNs (Thomas Lake Place Apartments)/(FNMA LOC)	4,325,000
Principal Amount			Value
		SHORT-TERM MUNICIPALS--continued[1]
		Minnesota--continued
$585,000		Eden Prairie, MN IDA Weekly VRDNs (Richard W. Cohen)/(Wells Fargo Bank Minnesota N.A., LOC)	$585,000
1,030,000		Eden Prairie, MN IDA, (Series 1995) Weekly VRDNs (Robert Lothenbach)/(Wells Fargo Bank Minnesota N.A., LOC)	1,030,000
720,000		Eden Prairie, MN IDA, (Series 1996) Weekly VRDNs (Challenge Printing, Inc.)/(U.S. Bank N.A., Cincinnati LOC)	720,000
6,000,000		Eden Prairie, MN Multifamily Housing, (Series 2003-A) Weekly VRDNs (Eden Prairie, MN Leased Housing Associates LLP)/(Lasalle Bank, N.A., LOC)	6,000,000
1,200,000		Edgerton, MN, (Series 1998) Weekly VRDNs (Fey Industries, Inc.)/(Wells Fargo Bank Minnesota N.A., LOC)	1,200,000
5,000,000		Farmington, MN ISD No. 192, 1.75% TRANs (Minnesota State GTD), 9/24/2004	5,011,828
2,335,000		Farmington, MN, (Series 1996) Weekly VRDNs (Lexington Standard Corp.)/(Wells Fargo Bank Minnesota N.A., LOC)	2,335,000
2,895,000		Glencoe-Silverlake, MN ISD No. 2859, (Series 2003A), 1.50% TANs (Minnesota State GTD), 8/9/2004	2,898,901
3,250,000		Greenway, MN ISD No. 316, 1.75% TRANs (Minnesota State GTD), 9/30/2004	3,257,730
3,320,000		Hennepin County, MN Housing and Redevelopment Authority Weekly VRDNs (Stone Arch Apartments)/(Lasalle Bank, N.A., LOC)	3,320,000
2,750,000		Hennepin County, MN, (Series 1996C) Weekly VRDNs	2,750,000
2,000,000		Lakeville, MN ISD 194, 2.00% TRANs (Minnesota State GTD), 9/30/2004	2,006,559
3,200,000		Lino Lakes, MN, (Series 1997) Weekly VRDNs (Taylor Corp.)/(Wells Fargo Bank Minnesota N.A., LOC)	3,200,000
2,005,000		Lino Lakes, MN, (Series 1998) Weekly VRDNs (Molin Concrete Products Co.)/(Wells Fargo Bank Minnesota N.A., LOC)	2,005,000
4,900,000		Litchfield, MN ISD, 1.75% TRANs (Minnesota State GTD), 9/1/2004	4,909,752
585,000		Maple Grove, MN, (Series 1998) Weekly VRDNs (Spancrete Midwest Co.)/(Wells Fargo Bank Minnesota N.A., LOC)	585,000
700,000		Maplewood, MN, (Series 1997) Weekly VRDNs (Camada Ltd. Partnership)/(Wells Fargo Bank Minnesota N.A., LOC)	700,000
1,275,000		Metropolitan Council, MN, (Series A), 3.50% Bonds, 3/1/2005	1,301,327
4,000,000		Minneapolis, MN, Housing Development Revenue Refunding Bonds (Series 1988) Weekly VRDNs (Symphony Place)/(FHLMC LOC)	4,000,000
1,950,000		Minneapolis, MN Multifamily Housing Authority, (Series 2001) Weekly VRDNs (Seven Corners Apartments)/(Wells Fargo Bank, N.A., LOC)	1,950,000
730,000		Minneapolis, MN, (Series 1993) Weekly VRDNs (Market Square Real Estate, Inc.)/(Wells Fargo Bank Minnesota N.A., LOC)	730,000
800,000		Minneapolis, MN, (Series 1996) Weekly VRDNs (WNB & Co.)/(U.S. Bank N.A., Cincinnati LOC)	800,000
10,625,000		Minneapolis/St. Paul, MN Housing Finance Board, City Living Home Programs (Series 2003A-1), 1.10% TOBs (AMBAC INS), Mandatory Tender 5/15/2004	10,625,000
14,960,000		Minneapolis/St. Paul, MN Metropolitan Airports Commission, MERLOTS (Series 2000ZZ) Weekly VRDNs (FGIC INS)/(Wachovia Bank N.A., LIQ)	14,960,000
Principal Amount			Value
		SHORT-TERM MUNICIPALS--continued[1]
		Minnesota--continued
$2,920,000		Minneapolis/St. Paul, MN Metropolitan Airports Commission, PUTTERs (Series 203) Weekly VRDNs (FGIC INS)/(J.P. Morgan Chase Bank LIQ)	$2,920,000
1,810,000		Minneapolis/St. Paul, MN Metropolitan Airports Commission, (PT-727) Weekly VRDNs (FGIC INS)/(BNP Paribas SA LIQ)	1,810,000
9,935,000		Minneapolis/St. Paul, MN Metropolitan Airports Commission, (PT-1174) Weekly VRDNs (FGIC INS)/(Merrill Lynch & Co., Inc. LIQ)	9,935,000
5,390,000		Minneapolis/St. Paul, MN Metropolitan Airports Commission, (PT-1442) Weekly VRDNs (AMBAC INS)/(Merrill Lynch & Co., Inc. LIQ)	5,390,000
3,710,000		Minneapolis/St. Paul, MN Metropolitan Airports Commission, (SGA 121) Weekly VRDNs (FGIC INS)/(Societe Generale, Paris LIQ)	3,710,000
4,815,000		Minneapolis/St. Paul, MN Metropolitan Airports Commission, (SGA 127) (Series 2001) Weekly VRDNs (FGIC INS)/(Societe Generale, Paris LIQ)	4,815,000
7,590,000		Minnesota Agricultural and Economic Development Board, (Series 1996) Weekly VRDNs (Evangelical Lutheran Good Samaritan Society)/(Allied Irish Banks PLC LOC)	7,590,000
2,000,000		Minnesota Public Facilities Authority, (PT-1175) Weekly VRDNs (Merrill Lynch & Co., Inc. LIQ)	2,000,000
3,105,000		Minnesota State HFA, MERLOTS (Series 2001-B3) Weekly VRDNs (Wachovia Bank N.A., LIQ)	3,105,000
4,000,000		Minnesota State HFA, (2003 Series M), 1.20% TOBs, Mandatory Tender 12/23/2004	4,000,000
2,695,000		Minnesota State HFA, (PA-1256) Weekly VRDNs (Merrill Lynch & Co., Inc. LIQ)	2,695,000
5,350,000		Minnesota State HFA, (Series 2002), FR/RI-L35J Weekly VRDNs (Lehman Brothers Holdings, Inc. LIQ)	5,350,000
9,735,000		Minnesota State HFA, (Series C), 1.20% TOBs, Mandatory Tender 5/18/2005	9,735,000
3,745,000		Minnesota State HFA, (Series D), 1.25% TOBs, Mandatory Tender 5/18/2005	3,745,000
3,640,000		Minnesota State HFA, ROCs (Series 176) Weekly VRDNs (Citigroup Global Markets Holdings, Inc. LIQ)	3,640,000
4,265,000		Minnesota State Higher Education Coordinating Board, 1992 (Series A), Weekly VRDNs (U.S. Bank N.A., Cincinnati LIQ)	4,265,000
5,175,000		Minnesota State Higher Education Coordinating Board, 1992 (Series B), Weekly VRDNs (U.S. Bank N.A., Cincinnati LIQ)	5,175,000
10,700,000		Minnesota State Higher Education Coordinating Board, (Series 1993), Weekly VRDNs (U.S. Bank N.A., Cincinnati LIQ)	10,700,000
1,000,000		Minnesota State Higher Education Facility Authority, (Series Five-C), Weekly VRDNs (University of St. Thomas)/(Allied Irish Banks PLC LOC)	1,000,000
5,750,000		Minnesota State Higher Education Facility Authority, (Series Four-S), Weekly VRDNs (Bethel College and Seminary)/(Allied Irish Banks PLC LOC)	5,750,000
500,000		Minnesota State, Floater Certificates (Series 2001-719), Weekly VRDNs (Morgan Stanley LIQ)	500,000
4,945,000		Minnesota State, ROCs (Series 1031), Weekly VRDNs (Citigroup Global Markets Holdings, Inc. LIQ)	4,945,000
Principal Amount			Value
		SHORT-TERM MUNICIPALS--continued[1]
		Minnesota--continued
$5,900,000		Minnetonka, MN, Multi-Family Housing Revenue Refunding Bonds (Series 1995), Weekly VRDNs (Southampton Apartments (MN))/(National Bank of Canada, Montreal LOC)	$5,900,000
2,070,000		New Hope, MN Weekly VRDNs (Paddock Labs)/(U.S. Bank N.A., Cincinnati LOC)	2,070,000
5,100,000		North Suburban, MN Hospital District, (Series 2002), Weekly VRDNs (Woodfield LP)/(Marshall & Ilsley Bank, Milwaukee LOC)	5,100,000
4,995,000	[2]	Northern Municipal Power Agency, MN, Floater Certificates (Series 1998-46), 1.17% TOBs (FSA INS)/(Morgan Stanley LIQ), Optional Tender 2/3/2005	4,995,000
2,685,000		Northern Municipal Power Agency, MN, ROCs (Series 32), Weekly VRDNs (FSA INS)/(Citigroup Global Markets Holdings, Inc. LIQ)	2,685,000
2,800,000		Northfield, MN ISD No. 659, 1.70% TRANs (Minnesota State GTD), 9/16/2004	2,806,472
860,000		Plymouth, MN Weekly VRDNs (Nuaire, Inc.)/(Wells Fargo Bank Minnesota N.A., LOC)	860,000
4,965,000		Plymouth, MN, (Series 2003), Weekly VRDNs (Harbor Lane Apartments)/(FNMA LOC)	4,965,000
13,000,000		Ramsey County, MN Housing and Redevelopment Authority, (Series 2003 A), Weekly VRDNs (Gateway Apartments LP)/(Lasalle Bank, N.A., LOC)	13,000,000
14,130,000	[2]	Rochester, MN Health Care Facility Authority, (Series 1998-177), 1.05% TOBs (Mayo Foundation)/(Morgan Stanley LIQ), Optional Tender 7/8/2004	14,130,000
21,000,000		Rochester, MN Health Care Facility Authority, (Series 2000A), 0.95% CP (Mayo Foundation)/(Chase Manhattan Bank (USA) N.A., Wilmington LIQ), Mandatory Tender 5/24/2004	21,000,000
13,500,000		Rochester, MN Health Care Facility Authority, (Series 2000B), 1.00% CP (Mayo Foundation)/(U.S. Bank N.A., Cincinnati LIQ), Mandatory Tender 5/6/2004	13,500,000
3,500,000		Rochester, MN Mulifamily Housing, (Series 2003A), Weekly VRDNs (Eastridge Estates)/(FNMA LOC)	3,500,000
3,300,000		Rockford, MN, (Series 1999) Weekly VRDNs (Minnesota Diversified Products, Inc.)/(Wells Fargo Bank Minnesota N.A., LOC)	3,300,000
3,500,000		Rocori, MN ISD No. 750, 1.75% TANs (Minnesota State GTD), 8/2/2004	3,506,144
1,720,000		Rogers, MN IDA, IDRB Weekly VRDNs (DAC Development LLC Project)/(Wells Fargo Bank Minnesota N.A., LOC)	1,720,000
4,850,000		South St. Paul, MN ISD No. 006, (Series 2003A), 1.75% TANs (Minnesota State GTD), 9/21/2004	4,862,142
10,800,000		Southern Minnesota Municipal Power Agency, 0.98% CP, Mandatory Tender 6/7/2004	10,800,000
19,445,000		Southern Minnesota Municipal Power Agency, ROCs (Series 189 II), Weekly VRDNs (AMBAC INS)/(Citigroup Global Markets Holdings, Inc. LIQ)	19,445,000
415,000		St. Cloud, MN Housing & Redevelopment Authority, Revenue Refunding Bonds (Series 1994B), Weekly VRDNs (Coborn's, Inc.)/(Wells Fargo Bank Minnesota N.A., LOC)	415,000
2,830,000		St. Joseph, MN, Vicwest (Series 2002), Weekly VRDNs (St. Joe Development LLC)/(U.S. Bank N.A., Cincinnati LOC)	2,830,000
Principal Amount			Value
		SHORT-TERM MUNICIPALS--continued[1]
		Minnesota--continued
$6,260,000		St. Louis Park, MN, (Series 2002A), Weekly VRDNs (West Suburban Partners VII LP)/(Lasalle Bank, N.A., LOC)	$6,260,000
3,200,000		St. Michael, MN, (Series 1999), Weekly VRDNs (TC/American Monorail, Inc.)/(Wells Fargo Bank Minnesota N.A., LOC)	3,200,000
5,000,000		St. Paul and Ramsey County, MN Housing and Redevelopment Authority, (Series 2002A), Weekly VRDNs (St. Paul Leased Housing Associates I)/ (Lasalle Bank, N.A., LOC)	5,000,000
3,200,000		St. Paul, MN Housing & Redevelopment Authority, Weekly VRDNs (District Cooling St Paul, Inc.)/(Dexia Credit Local LOC)	3,200,000
300,000		St. Paul, MN Housing & Redevelopment Authority, Weekly VRDNs (United Way)/(U.S. Bank N.A., Cincinnati LOC)	300,000
1,900,000		St. Paul, MN Housing & Redevelopment Authority, (1995 Series I), Weekly VRDNs (District Cooling St Paul, Inc.)/(Dexia Credit Local LOC)	1,900,000
3,000,000		St. Paul, MN Port Authority, (2003-13-Series T), Weekly VRDNs (District Cooling St Paul, Inc.)/(Dexia Credit Local LOC)	3,000,000
1,200,000		St. Paul, MN Port Authority, (Series 1998A), Weekly VRDNs (Bix Fruit Co.)/(Marshall & Ilsley Bank, Milwaukee LOC)	1,200,000
2,250,000		St. Paul, MN Port Authority, District Heating Revenue Bonds (Series 2003-4 H), Weekly VRDNs (Dexia Credit Local LOC)	2,250,000
2,500,000		St. Paul, MN Port Authority, Variable Rate Demand IDRBs (Series 1998A), Weekly VRDNs (National Checking Co.)/(U.S. Bank N.A., Cincinnati LOC)	2,500,000
7,880,000		Stillwater, MN, (Series 2002A), Weekly VRDNs (Curve Crest Villa)/(Lasalle Bank, N.A., LOC)	7,880,000
2,245,000		Waite Park, MN, (Series 2000), Weekly VRDNs (Ben's Tool & Ironworks)/(Wells Fargo Bank, N.A., LOC)	2,245,000
2,260,000		Washington County, MN, 2.00% Bonds, 2/1/2005	2,274,297
645,000		Waterville-Elysian-Morristown MN ISD No. 719, 1.50% TRANs (Minnesota State GTD), 9/16/2004	645,720
1,070,000		Wayzata, MN ISD No. 284, (Series A), 4.00% Bonds (Minnesota State GTD), 2/1/2005	1,093,712
1,200,000		Wells, MN, 1.30% TOBs (Stokely, Inc.)/(Wachovia Bank N.A., LOC), Optional Tender 6/1/2004	1,200,000
1,500,000		West St. Paul, MN ISD No. 197, 2.00% TANs (Minnesota State GTD), 8/5/2004	1,503,655
Principal Amount			Value
		SHORT-TERM MUNICIPALS--continued[1]
		Minnesota--continued
$145,000		White Bear, MN Weekly VRDNs (Thermoform Plastic, Inc.)/(Bank of America N.A., LOC)	$145,000
2,545,000		Winnebago, MN, (Series 1999), Weekly VRDNs (Dixie Carbonic, Inc.)/ (Bank One N.A., (Chicago) LOC)	2,545,000
4,285,000		Winona, MN ISD No. 861, 1.50% TRANs (Minnesota State GTD), 8/16/2004	4,291,183

		TOTAL INVESTMENTS--99.7% (AT AMORTIZED COST)[3]	464,384,990

		OTHER ASSETS AND LIABILITIES - NET--0.3%	1,604,911

		TOTAL NET ASSETS--100%	$465,989,901

Securities that are subject to the federal alternative minimum tax ("AMT") represent 50.0% of the portfolio as calculated based upon total portfolio market value.

1 The Fund may only invest in securities rated in one of the two highest short-term rating categories by nationally recognized statistical rating organizations ("NRSROs") or unrated securities of comparable quality. A NRSRO's two highest rating categories are determined without regard for sub-categories and gradations. For example, securities rated SP-1+, SP-1 or SP-2 by Standard & Poor's, MIG-1 or MIG-2 by Moody's Investors Service, or F-1+, F-1 or F-2 by Fitch Ratings, are all considered rated in one of the two highest short-term rating categories.

Securities rated in the highest short-term rating category (and unrated securities of comparable quality) are identified as First Tier securities. Securities rated in the second highest short-term rating category (and unrated securities of comparable quality) are identified as Second Tier securities. The Fund follows applicable regulations in determining whether a security is rated and whether a security rated by multiple NRSROs in different rating categories should be identified as a First or Second Tier security.

At April 30, 2004, the portfolio securities were rated as follows:

Tier Rating Percentages Based on Total Market Value

First Tier	Second Tier
100.0%	0.0%

2 Denotes a restricted security which is subject to restrictions on resale under federal securities laws. These securities have been deemed liquid based upon criteria approved by the Fund's Board of Trustees. At April 30, 2004, these securities amounted to $19,125,000 which represents 4.1% of total net assets.

3 Also represents cost for federal tax purposes.

Note: The categories of investments are shown as a percentage of total net assets at April 30, 2004.

The following acronyms are used throughout this portfolio:

AMBAC	--American Municipal Bond Assurance Corporation
COL	--Collateralized
CP	--Commercial Paper
FGIC	--Financial Guaranty Insurance Company
FHLMC	--Federal Home Loan Mortgage Corporation
FNMA	--Federal National Mortgage Association
FSA	--Financial Security Assurance
GTD	--Guaranteed
HFA	--Housing Finance Authority
IDA	--Industrial Development Authority
IDR	--Industrial Development Revenue
IDRB(s)	--Industrial Development Revenue Bond(s)
INS	--Insured
ISD	--Independent School District
LIQ	--Liquidity Agreement
LOC	--Letter of Credit
MERLOTS	--Municipal Exempt Receipts -- Liquidity Optional Tender Series
PUTTERs	--Puttable Tax Exempt Receipts
ROCs	--Reset Option Certificates
TANs	--Tax Anticipation Notes
TOBs	--Tender Option Bonds
TRANs	--Tax and Revenue Anticipation Notes
VRDNs	--Variable Rate Demand Notes

See Notes which are an integral part of the Financial Statements

Statement of Assets and Liabilities

April 30, 2004 (unaudited)

Assets:
Total investments in securities, at amortized cost and value		$464,384,990
Cash		708,849
Income receivable		1,306,802
Receivable for shares sold		16,495

TOTAL ASSETS		466,417,136

Liabilities:
Payable for shares redeemed	$136,393
Payable for transfer and dividend disbursing agent fees and expenses (Note 5)	37,259
Income distribution payable	173,100
Payable for Directors'/Trustees' fees	211
Payable for distribution services fee (Note 5)	38,147
Payable for shareholder services fee (Note 5)	38,146
Accrued expenses	3,979

TOTAL LIABILITIES		427,235

Net assets for 465,992,792 shares outstanding		$465,989,901

Net Assets Consist of:
Paid in capital		$465,992,752
Accumulated net realized loss on investments		(2,520)
Distributions in excess of net investment income		(331)

TOTAL NET ASSETS		$465,989,901

Net Asset Value, Offering Price and Redemption Proceeds Per Share
Institutional Shares:
$293,542,592 ÷ 293,547,026 shares outstanding		$1.00

Cash Series Shares:
$172,447,309 ÷ 172,445,766 shares outstanding		$1.00

See Notes which are an integral part of the Financial Statements

Statement of Operations

Six Months Ended April 30, 2004 (unaudited)

Investment Income:
Interest			$2,975,211

Expenses:
Investment adviser fee (Note 5)		$1,073,655
Administrative personnel and services fee (Note 5)		214,463
Custodian fees		11,595
Transfer and dividend disbursing agent fees and expenses (Note 5)		104,602
Directors'/Trustees' fees		1,811
Auditing fees		6,717
Legal fees		7,337
Portfolio accounting fees (Note 5)		51,934
Distribution services fee--Cash Series Shares (Note 5)		470,981
Shareholder services fee--Institutional Shares (Note 5)		435,544
Shareholder services fee--Cash Series Shares (Note 5)		235,491
Share registration costs		17,079
Printing and postage		10,229
Insurance premiums		1,028
Miscellaneous		1,278

TOTAL EXPENSES		2,643,744

Waivers (Note 5):
Waiver of investment adviser fee	$(581,137)
Waiver of administrative personnel and services fee	(9,931)
Waiver of transfer and dividend disbursing agent fees and expenses	(11,743)
Waiver of distribution services fee--Cash Series Shares	(235,491)
Waiver of shareholder services fee--Institutional Shares	(435,544)

TOTAL WAIVERS		(1,273,846)

Net expenses			1,369,898

Net investment income			$1,605,313

See Notes which are an integral part of the Financial Statements

Statement of Changes in Net Assets

	Six Months Ended (unaudited) 4/30/2004	Year Ended 10/31/2003
Increase (Decrease) in Net Assets
Operations:
Net investment income	$1,605,313	$4,259,046

Distributions to Shareholders:
Distributions from net investment income
Institutional Shares	(1,349,833)	(3,407,036)
Cash Series Shares	(255,937)	(851,884)

CHANGE IN NET ASSETS RESULTING FROM DISTRIBUTIONS TO SHAREHOLDERS	(1,605,770)	(4,258,920)

Share Transactions:
Proceeds from sale of shares	605,851,384	1,065,825,625
Net asset value of shares issued to shareholders in payment of distributions declared	398,259	1,150,368
Cost of shares redeemed	(694,158,920)	(1,062,477,997)

CHANGE IN NET ASSETS RESULTING FROM SHARE TRANSACTIONS	(87,909,277)	4,497,996

Change in net assets	(87,909,734)	4,498,122

Net Assets:
Beginning of period	553,899,635	549,401,513

End of period (including undistributed (distributions in excess of) net investment income of $(331) and $126, respectively)	$465,989,901	$553,899,635

See Notes which are an integral part of the Financial Statements

Notes to Financial Statements

April 30, 2004 (unaudited)

1. ORGANIZATION

Money Market Obligations Trust (the "Trust") is registered under the Investment Company Act of 1940, as amended (the "Act"), as an open-end, management investment company. The Trust consists of 41 portfolios. The financial statements included herein are only those of Minnesota Municipal Cash Trust (the "Fund"). The financial statements of the other portfolios are presented separately. The assets of each portfolio are segregated and a shareholder's interest is limited to the portfolio in which shares are held. The Fund offers two classes of shares: Institutional Shares and Cash Series Shares. The investment objective of the Fund is to provide current income exempt from federal regular income tax and the regular personal income tax imposed by the state of Minnesota consistent with stability of principal.

2. SIGNIFICANT ACCOUNTING POLICIES

The following is a summary of significant accounting policies consistently followed by the Fund in the preparation of its financial statements. These policies are in conformity with generally accepted accounting principles ("GAAP") in the United States of America.

Investment Valuation

The Fund uses the amortized cost method to value its portfolio securities in accordance with Rule 2a-7 under the Act.

Investment Income, Expenses and Distributions

Interest income and expenses are accrued daily. Distributions to shareholders are recorded on the ex-dividend date. The Fund offers multiple classes of shares which differ in their respective distribution and service fees. All shareholders bear the common expenses of the Fund based on average daily net assets of each class, without distinction between share classes. Dividends are declared separately for each class. No class has preferential dividend rights; differences in per share dividend rates are generally due to differences in separate class expenses.

Premium and Discount Amortization

All premiums and discounts are amortized/accreted.

Federal Taxes

It is the Fund's policy to comply with the Subchapter M provision of the Internal Revenue Code (the "Code") and to distribute to shareholders each year substantially all of its income. Accordingly, no provision for federal tax is necessary.

When-Issued and Delayed Delivery Transactions

The Fund may engage in when-issued or delayed delivery transactions. The Fund records when-issued securities on the trade date and maintains security positions such that sufficient liquid assets will be available to make payment for the securities purchased. Securities purchased on a when-issued or delayed delivery basis are marked to market daily and begin earning interest on the settlement date. Losses may occur on these transactions due to changes in market conditions or the failure of counterparties to perform under the contract.

Restricted Securities

Restricted securities are securities that may only be resold upon registration under federal securities laws or in transactions exempt from such registration. Many restricted securities may be resold in the secondary market in transactions exempt from registration. In some cases, the restricted securities may be resold without registration upon exercise of a demand feature. Such restricted securities may be determined to be liquid under criteria established by the Board of Trustees (the "Trustees"). The Fund will not incur any registration costs upon such resales. Restricted securities are valued at amortized cost in accordance with Rule 2a-7 under the Act.

Use of Estimates

The preparation of financial statements in conformity with GAAP requires management to make estimates and assumptions that affect the amounts of assets, liabilities, expenses and revenues reported in the financial statements. Actual results could differ from those estimated.

Other

Investment transactions are accounted for on a trade date basis.

3. SHARES OF BENEFICIAL INTEREST

The Declaration of Trust permits the Trustees to issue an unlimited number of full and fractional shares of beneficial interest (without par value) for each class of shares. At April 30, 2004, capital paid-in aggregated $465,992,752.

Transactions in shares were as follows:

	Six Months Ended 4/30/2004	Year Ended 10/31/2003
Institutional Shares:
Shares sold	368,391,431	760,613,140
Shares issued to shareholders in payment of distributions declared	142,448	299,774
Shares redeemed	(454,054,230)	(709,235,557)

NET CHANGE RESULTING FROM INSTITUTIONAL SHARE TRANSACTIONS	(85,520,351)	51,677,357

	Six Months Ended 4/30/2004	Year Ended 10/31/2003
Cash Series Shares:
Shares sold	237,459,953	305,212,485
Shares issued to shareholders in payment of distributions declared	255,811	850,594
Shares redeemed	(240,104,690)	(353,242,440)

NET CHANGE RESULTING FROM CASH SERIES SHARE TRANSACTIONS	(2,388,926)	(47,179,361)

NET CHANGE RESULTING FROM SHARE TRANSACTIONS	(87,909,277)	4,497,996

4. FEDERAL TAX INFORMATION

At October 31, 2003, the Fund had a capital loss carryforward of $2,520, which will reduce Fund's taxable income arising from future net realized gain on investments, if any, to the extent permitted by the Code, and thus will reduce the amount of distributions to shareholders which would otherwise be necessary to relieve the Fund of any liability of federal tax. Pursuant to the Code, such capital loss carryforward will expire in 2010.

5. INVESTMENT ADVISER FEE AND OTHER TRANSACTIONS WITH AFFILIATES

Investment Adviser Fee

Federated Investment Management Company, the Fund's investment adviser (the "Adviser"), receives for its services an annual investment adviser fee equal to 0.40% of the Fund's average daily net assets. The Adviser may voluntarily choose to waive any portion of its fee. The Adviser can modify or terminate this voluntary waiver at any time at its sole discretion.

Administrative Fee

Federated Administrative Services ("FAS"), under the Administrative Services Agreement, provides the Fund with administrative personnel and services. The fee paid to FAS is based on the average aggregate daily net assets of all Federated funds as specified below:

Maximum Administrative Fee	Average Aggregate Daily Net Assets of the Federated Funds
0.150%	on the first $5 billion
0.125%	on the next $5 billion
0.100%	on the next $10 billion
0.075%	on assets in excess of $20 billion

The administrative fee received during any fiscal year shall be at least $150,000 per portfolio and $40,000 per each additional class of Shares. FAS may voluntarily choose to waive any portion of its fee. FAS can modify or terminate this voluntary waiver at any time at its sole discretion.

Distribution Services Fee

The Fund has adopted a Distribution Plan (the "Plan") pursuant to Rule 12b-1 under the Act. Under the terms of the Plan, the Fund will compensate Federated Securities Corp. ("FSC"), the principal distributor, from the daily net assets of the Fund's Cash Series Shares to finance activities intended to result in the sale of these Shares. The Plan provides that the Fund may incur distribution expenses up to 0.50% of the average daily net assets, annually, to compensate FSC. FSC may voluntarily choose to waive any portion of its fee. FSC can modify or terminate this voluntary waiver at any time at its sole discretion.

Shareholder Services Fee

Under the terms of a Shareholder Services Agreement with Federated Shareholder Services Company ("FSSC"), the Fund will pay FSSC up to 0.25% of average daily net assets of the Fund's Institutional Shares and Cash Series Shares for the period. The fee paid to FSSC is used to finance certain services for shareholders and to maintain shareholder accounts. FSSC may voluntarily choose to waive any portion of its fee. FSSC can modify or terminate this voluntary waiver at any time at its sole discretion.

Transfer and Dividend Disbursing Agent Fees and Expenses

Federated Services Company ("FServ"), through its subsidiary FSSC, serves as transfer and dividend disbursing agent for the Fund. The fee paid to FSSC is based on the size, type, and number of accounts and transactions made by shareholders. FSSC may voluntarily choose to waive any portion of its fee. FSSC can modify or terminate this voluntary waiver at any time at its sole discretion.

Portfolio Accounting Fees

Prior to January 1, 2004, FServ maintained the Fund's accounting records for which it received a fee. The fee was based on the level of the Fund's average daily net assets for the period, plus out-of-pocket expenses. The fee paid to FServ during the reporting period was $17,195, after voluntary waiver, if applicable.

Interfund Transactions

During the six months ended April 30, 2004, the Fund engaged in purchase and sale transactions with funds that have a common investment adviser (or affiliated investment advisers), common Directors/Trustees and/or common Officers. These purchase and sale transactions complied with Rule 17a-7 under the Act and amounted to $344,245,000 and $410,510,000, respectively.

General

Certain of the Officers and Trustees of the Trust are Officers and Directors or Trustees of the above companies.

6. CONCENTRATION OF CREDIT RISK

Since the Fund invests a substantial portion of its assets in issuers located in one state, it will be more susceptible to factors adversely affecting issuers of that state than would be a comparable tax-exempt mutual fund that invests nationally. In order to reduce the credit risk associated with such factors, at April 30, 2004, 55.0% of the securities in the portfolio of investments are backed by letters of credit or bond insurance of various financial institutions and financial guaranty assurance agencies. The percentage of investments insured by or supported (backed) by a letter of credit from any one institution or agency did not exceed 9.7% of total investments.

7. LEGAL PROCEEDINGS

In October 2003, Federated Investors, Inc. and various subsidiaries thereof (including the advisers and distributor for various investment companies, collectively, "Federated"), along with various investment companies sponsored by Federated ("Funds"), were named as defendants in several class action lawsuits now pending in the United States District Court for the District of Maryland seeking damages of unspecified amounts. The lawsuits were purportedly filed on behalf of people who purchased, owned and/or redeemed shares of Federated-sponsored mutual funds during specified periods beginning November 1, 1998. The suits are generally similar in alleging that Federated engaged in illegal and improper trading practices including market timing and late trading in concert with certain institutional traders, which allegedly caused financial injury to the mutual fund shareholders. The Board of the Funds has retained the law firm of Dickstein Shapiro Morin & Oshinsky LLP to represent the Funds in these lawsuits. Federated and the Funds, and their respective counsel, are reviewing the allegations and will respond appropriately. Additional lawsuits based upon similar allegations have been filed, and others may be filed in the future. Although Federated does not believe that these lawsuits will have a material adverse effect on the Funds, there can be no assurance that these suits, the ongoing adverse publicity and/or other developments resulting from related regulatory investigations will not result in increased Fund redemptions, reduced sales of Fund shares, or other adverse consequences for the Funds.

Mutual funds are not bank deposits or obligations, are not guaranteed by any bank, and are not insured or guaranteed by the U.S. government, the Federal Deposit Insurance Corporation, the Federal Reserve Board, or any other government agency. Investment in mutual funds involves investment risk, including the possible loss of principal. Although money market funds seek to preserve the value of your investment at $1.00 per share, it is possible to lose money by investing in these funds.

This report is authorized for distribution to prospective investors only when preceded or accompanied by the Fund's prospectus, which contains facts concerning its objective and policies, management fees, expenses, and other information.

VOTING PROXIES ON FUND PORTFOLIO SECURITIES

A description of the policies and procedures that the Fund uses to determine how to vote proxies relating to securities held in the Fund's portfolio is available, without charge and upon request, by calling 1-800-341-7400. This information is also available from the EDGAR database on the SEC's Internet site at http://www.sec.gov.

IMPORTANT NOTICE ABOUT FUND DOCUMENT DELIVERY

In an effort to reduce costs and avoid duplicate mailings, the Fund(s) intend to deliver a single copy of certain documents to each household in which more than one shareholder of the Fund(s) resides (so-called "householding"), as permitted by applicable rules. The Fund's "householding" program covers its/their Prospectus and Statement of Additional Information, and supplements to each, as well as Semi-Annual and Annual Shareholder Reports and any Proxies or information statements. Shareholders must give their written consent to participate in the "householding" program. The Fund is also permitted to treat a shareholder as having given consent ("implied consent") if (i) shareholders with the same last name, or believed to be members of the same family, reside at the same street address or receive mail at the same post office box, (ii) the Fund gives notice of its intent to "household" at least sixty (60) days before it begins "householding" and (iii) none of the shareholders in the household have notified the Fund(s) or their agent of the desire to "opt out" of "householding." Shareholders who have granted written consent, or have been deemed to have granted implied consent, can revoke that consent and opt out of "householding" at any time: shareholders who purchased shares through an intermediary should contact their representative; other shareholders may call the Fund at 1-800-341-7400.

Federated Investors
World-Class Investment Manager

Minnesota Municipal Cash Trust
Federated Investors Funds
5800 Corporate Drive
Pittsburgh, PA 15237-7000
www.federatedinvestors.com

Contact us at 1-800-341-7400 or
www.federatedinvestors.com/contact

Federated Securities Corp., Distributor

Cusip 60934N484
Cusip 60934N492

Federated is a registered mark of Federated Investors, Inc. 2004 ©Federated Investors, Inc.

1052807 (6/04)

Federated Investors
World-Class Investment Manager

North Carolina Municipal Cash Trust

A Portfolio of Money Market Obligations Trust

SEMI-ANNUAL SHAREHOLDER REPORT

April 30, 2004

FINANCIAL HIGHLIGHTS
FINANCIAL STATEMENTS
VOTING PROXIES ON FUND PORTFOLIO SECURITIES

NOT FDIC INSURED * MAY LOSE VALUE * NO BANK GUARANTEE

Financial Highlights

(For a Share Outstanding Throughout Each Period)

	Six Months Ended (unaudited)	Year Ended October 31,
	4/30/2004	2003	2002	2001	2000	1999
Net Asset Value, Beginning of Period	$1.00	$1.00	$1.00	$1.00	$1.00	$1.00
Income From Investment Operations:
Net investment income	0.002	0.006	0.011	0.028	0.036	0.028
Net realized loss on investments	(0.000)[1]	--	(0.000)[1]	--	--	--

TOTAL FROM INVESTMENT OPERATIONS	0.002	0.006	0.011	0.028	0.036	0.028

Less Distributions:
Distributions from net investment income	(0.002)	(0.006)	(0.011)	(0.028)	(0.036)	(0.028)

Net Asset Value, End of Period	$1.00	$1.00	$1.00	$1.00	$1.00	$1.00

Total Return[2]	0.24%	0.62%	1.08%	2.83%	3.65%	2.81%

Ratios to Average Net Assets:

Expenses	0.64%[3]	0.64%	0.64%	0.64%	0.59%	0.59%

Net investment income	0.49%[3]	0.62%	1.08%	2.66%	3.59%	2.77%

Expense waiver/reimbursement[4]	0.27%[3]	0.26%	0.25%	0.27%	0.33%	0.33%

Supplemental Data:

Net assets, end of period (000 omitted)	$256,861	$345,538	$356,707	$406,312	$202,964	$185,348

1 Represents less than $0.001.

2 Based on net asset value, which does not reflect the sales charge or contingent deferred sales charge, if applicable.

3 Computed on an annualized basis.

4 This voluntary expense decrease is reflected in both the expense and the net investment income ratios shown above.

See Notes which are an integral part of the Financial Statements

Portfolio of Investments

April 30, 2004 (unaudited)

Principal Amount			Value
		SHORT-TERM MUNICIPALS--99.8%[1]
		North Carolina--96.1%
$20,819,000	[2]	ABN AMRO MuniTOPS Certificates Trust (North Carolina Non-AMT)/ (Series 1998-23), 1.22% TOBs (Mission-St. Josephs Health System)/(MBIA Insurance Corp. INS)/(ABN AMRO Bank NV, Amsterdam LIQ), Optional Tender 2/2/2005	$20,819,000
4,600,000		Alexander County, NC Industrial Facilities & PCFA, (Series 1997) Weekly VRDNs (Mitchell Gold Co., Inc.)/(SouthTrust Bank of Alabama, Birmingham LOC)	4,600,000
1,230,000		Bethel, NC, 1.50% BANs, 9/22/2004	1,232,294
1,735,000		Brunswick County, NC Industrial Facilities and PCFA, (Series 1998) Weekly VRDNs (Turnage Properties LLC)/(RBC Centura Bank LOC)	1,735,000
4,600,000		Catawba County, NC Industrial Facilities & PCFA, (Series 1994) Weekly VRDNs (Ethan Allen Inc Project)/(Deutsche Bank AG LOC)	4,600,000
2,675,000		Catawba County, NC Industrial Facilities & PCFA, (Series 1998) Weekly VRDNs (Centro, Inc.)/(Wells Fargo Bank Minnesota N.A. LOC)	2,675,000
1,100,000		Catawba County, NC Industrial Facilities & PCFA, (Series 2001) Weekly VRDNs (McLin Creek Partners LLC)/(Wachovia Bank N.A. LOC)	1,100,000
2,900,000		Chatham, NC Industrial Facilities & PCFA, (Series 2001) Weekly VRDNs (Townsends, Inc.)/(Wilmington Trust Co. LOC)	2,900,000
1,865,000		Cleveland County, NC Industrial Facilities and PCFA, (Series 1990) Weekly VRDNs (MetalsAmerica, Inc. Project)/(PNC Bank, N.A. LOC)	1,865,000
725,000		Cleveland County, NC Industrial Facilities and PCFA, PCR Bonds (Series 1995) Weekly VRDNs (Grover Industries, Inc. Project)/(Bank of America N.A. LOC)	725,000
3,900,000		Durham, NC Housing Authority Weekly VRDNs (Fayette Place Apartments)/(Bank of America N.A. LOC)	3,900,000
3,870,000		Gaston County, NC Industrial Facilities and PCFA, (Series 1997) Weekly VRDNs (Thermoform Plastic, Inc.)/(Bank of America N.A. LOC)	3,870,000
3,380,000		Guilford County, NC Industrial Facilities & PCFA, (Series 1999) Weekly VRDNs (FFNC, Inc.)/(Harris Trust & Savings Bank, Chicago LOC)	3,380,000
2,500,000		Guilford County, NC Industrial Facilities & PCFA, (Series 2003) Weekly VRDNs (YMCA of Greensboro)/(Branch Banking & Trust Co., Winston-Salem LOC)	2,500,000
5,225,000		Halifax County, NC Industrial Facilities & PCFA Weekly VRDNs (Flambeau Airmold Project)/(Wells Fargo Bank Minnesota N.A. LOC)	5,225,000
26,000,000		Hertford County, NC Industrial Facilities & PCFA, (Series 2000A) Weekly VRDNs (Nucor Corp.)	26,000,000
800,000		Johnson County, NC Industrial Facilities & PCFA, (Series 1996) Weekly VRDNs (Inolex Chemical Co. Project)/(PNC Bank, N.A. LOC)	800,000
4,000,000		Johnson County, NC Industrial Facilities & PCFA, (Series 2000) Weekly VRDNs (Flanders Corp.)/(Fleet National Bank LOC)	4,000,000
2,455,000		Johnson County, NC Industrial Facilities & PCFA, (Series 2001) Weekly VRDNs (Walthom Group)/(SouthTrust Bank of Alabama, Birmingham LOC)	2,455,000
Principal Amount			Value
		SHORT-TERM MUNICIPALS--continued[1]
		North Carolina--continued
$930,000		McDowell County, NC Industrial Facilities and PCFA, (Series 2002) Weekly VRDNs (Corpening YMCA)/(Branch Banking & Trust Co., Winston-Salem LOC)	$930,000
3,100,000		Mecklenberg County, NC Industrial Facilities & PCFA Industrial Development, (Series 1996) Weekly VRDNs (SteriGenics International Project)/(Bank One N.A. (Chicago) LOC)	3,100,000
3,400,000		Mecklenberg County, NC Industrial Facilities & PCFA Industrial Development, (Series 2000) Weekly VRDNs (Ehren-Haus Industries, Inc.)/(Wachovia Bank N.A. LOC)	3,400,000
4,800,000		Mecklenberg County, NC Industrial Facilities & PCFA Industrial Development, (Series 2001) Weekly VRDNs (Stefano Foods, Inc.)/ (J.P. Morgan Chase Bank LOC)	4,800,000
2,950,000		Mecklenberg County, NC Industrial Facilities & PCFA Industrial Development, Industrial Development Revenue Bonds (Series 2000) Weekly VRDNs (Chiron America, Inc.)/(Deutsche Bank AG LOC)	2,950,000
950,000		Mecklenburg County, NC, (Series 1996) Weekly VRDNs (YMCA of Greater Charlotte)/(Wachovia Bank N.A. LOC)	950,000
11,500,000		Montgomery County, NC Industrial Facilities and PCFA, (Series 2000) Daily VRDNs (Republic Services, Inc.)/(SunTrust Bank LOC)	11,500,000
1,540,000		New Hanover County, NC PCR Financial Authority Weekly VRDNs (Efson, Inc.)/(Branch Banking & Trust Co., Winston-Salem LOC)	1,540,000
10,000,000		New Hanover County, NC PCR Financial Authority, (Series 1984) Weekly VRDNs (American Hoist & Derrick Co. Project)/(Fleet National Bank LOC)	10,000,000
1,450,000		North Carolina Capital Facilities Finance Agency, (Series 2001) Weekly VRDNs (Forsyth Country Day School, Inc.)/(Branch Banking & Trust Co., Winston-Salem LOC)	1,450,000
1,500,000		North Carolina Capital Facilities Finance Agency, (Series 2001) Weekly VRDNs (Mars Hill College)/(Branch Banking & Trust Co., Winston-Salem LOC)	1,500,000
500,000		North Carolina Capital Facilities Finance Agency, (Series 2001) Weekly VRDNs (Pfeiffer University)/(Wachovia Bank N.A. LOC)	500,000
100,000		North Carolina Capital Facilities Finance Agency, (Series 2001) Weekly VRDNs (Westchester Academy, Inc.)/(Wachovia Bank N.A. LOC)	100,000
4,995,000		North Carolina Eastern Municipal Power Agency, (PT-824) Weekly VRDNs (Merrill Lynch & Co., Inc. LIQ)/(Merrill Lynch & Co., Inc. LOC)	4,995,000
2,550,000	[2]	North Carolina Eastern Municipal Power Agency, MERLOTS (Series 2001 A75), 1.30% TOBs (United States Treasury COL)/(Wachovia Bank N.A. LIQ), Optional Tender 4/13/2005	2,550,000
7,950,000	[2]	North Carolina Eastern Municipal Power Agency, MERLOTS (Series 2000 A41), 1.20% TOBs (United States Treasury COL)/(Wachovia Bank N.A. LIQ), Optional Tender 11/10/2004	7,950,000
9,220,000	[2]	North Carolina Eastern Municipal Power Agency, MERLOTS (Series 2002-A22), 1.30% TOBs (Wachovia Bank N.A. LIQ)/(United States Treasury PRF), Optional Tender 4/13/2005	9,220,000
3,325,000		North Carolina HFA, (Series 2003 FR/RI-L17) Weekly VRDNs (FSA INS)/ (Lehman Brothers Holdings, Inc. LIQ)	3,325,000
Principal Amount			Value
		SHORT-TERM MUNICIPALS--continued[1]
		North Carolina--continued
$210,000		North Carolina HFA, MERLOTS (Series 2000 A37) Weekly VRDNs (Wachovia Bank N.A. LIQ)	$210,000
4,995,000	[2]	North Carolina HFA, MERLOTS (Series 2002-A39), 1.10% TOBs (AMBAC INS)/ (Wachovia Bank N.A. LIQ), Optional Tender 7/21/2004	4,995,000
1,985,000		North Carolina HFA, PT-457 Weekly VRDNs (BNP Paribas SA LIQ)	1,985,000
4,770,000		North Carolina Medical Care Commission, (Series 1999) Weekly VRDNs (Cross Road Rest and Retirement Center, Inc.)/(RBC Centura Bank LOC)	4,770,000
14,465,000		North Carolina Medical Care Commission, (Series 2001) Weekly VRDNs (Aldersgate Retirement Community, Inc.)/(Branch Banking & Trust Co., Winston-Salem LOC)	14,465,000
1,865,000		North Carolina Medical Care Commission, (Series 2001) Weekly VRDNs (Rutherford Hospital, Inc.)/(Branch Banking & Trust Co., Winston-Salem LOC)	1,865,000
1,800,000		North Carolina Medical Care Commission, (Series 2001A) Weekly VRDNs (Moses H. Cone Memorial)	1,800,000
1,000,000		North Carolina Medical Care Commission, (Series 2001B) Weekly VRDNs (Moses H. Cone Memorial)	1,000,000
10,000,000		North Carolina Medical Care Commission, (Series 2003C) Weekly VRDNs (Givens Estates)/(Bank of Scotland, Edinburgh LOC)	10,000,000
4,495,000	[2]	North Carolina Municipal Power Agency No. 1, (PT-757), 1.15% TOBs (AMBAC INS)/(Merrill Lynch & Co., Inc. LIQ), Optional Tender 1/20/2005	4,495,000
10,320,000	[2]	North Carolina Municipal Power Agency No. 1, MERLOTS (Series 2000 A42), 1.25% TOBs (MBIA Insurance Corp. INS)/(Wachovia Bank N.A. LIQ), Optional Tender 11/10/2004	10,320,000
1,460,000		North Carolina Municipal Power Agency No. 1, PUTTERs (Series 341) Weekly VRDNs (AMBAC INS)/(J.P. Morgan Chase & Co. LIQ)	1,460,000
5,000,000	[2]	North Carolina State, (PT-413), 1.35% TOBs (Merrill Lynch & Co., Inc. LIQ), Optional Tender 4/21/2005	5,000,000
460,000		North Carolina State, PT-2115 Weekly VRDNs (Merrill Lynch & Co., Inc. LIQ)	460,000
1,100,000		Piedmont Triad Airport Authority, NC Weekly VRDNs (Triad International Maintenance Corp.)/(Mellon Bank NA, Pittsburgh LOC)	1,100,000
2,700,000		Randolph County, NC Industrial Facilities and PCFA, (Series 1996) Weekly VRDNs (Ornamental Mouldings, Inc.)/(Toronto Dominion Bank LOC)	2,700,000
2,085,000		Robeson County, NC Industrial Facilities and PCFA, (Series 1999) Weekly VRDNs (Rempac Foam Corp.)/(J.P. Morgan Chase Bank LOC)	2,085,000
400,000		Rockingham County, NC Industrial Facilities and PCFA, (Series 1997) Weekly VRDNs (McMichael Mills, Inc.)/(Wachovia Bank N.A. LOC)	400,000
6,900,000		Rutherford County, NC, Industrial Facilities PCFA Weekly VRDNs (Four Leaf Textiles)/(SunTrust Bank LOC)	6,900,000
510,000		Sampson County, NC Industrial Facilities and PCFA, (Series 1997) Weekly VRDNs (DuBose Strapping, Inc.)/(Wachovia Bank N.A. LOC)	510,000
5,100,000		Wilson County, NC PCFA, (Series 1994) Weekly VRDNs (Granutec, Inc.)/ (Bank of Nova Scotia, Toronto LOC)	5,100,000

		TOTAL	246,761,294

Principal Amount			Value
		SHORT-TERM MUNICIPALS--continued[1]
		Puerto Rico--3.7%
$2,000,000		Commonwealth of Puerto Rico, TRANs (Series 2003 FR/RI L38J) Weekly VRDNs (Lehman Brothers Holdings, Inc. LIQ)	$2,000,000
2,555,000		Puerto Rico HFA, (Series 2003 FR/RI-L30J) Weekly VRDNs (GNMA COL)/ (Lehman Brothers Holdings, Inc. LIQ)	2,555,000
5,085,000	[2]	Puerto Rico Highway and Transportation Authority, Floater Certificates 2001-586, 1.05% TOBs (FSA INS)/(Morgan Stanley LIQ), Optional Tender 7/8/2004	5,085,000

		TOTAL	9,640,000

		TOTAL INVESTMENTS--99.8% (AT AMORTIZED COST)[3]	256,401,294

		OTHER ASSETS AND LIABILITIES - NET--0.2%	459,478

		TOTAL NET ASSETS--100%	$256,860,772

Securities that are subject to the federal alternative minimum tax ("AMT") represent 48.5% of the portfolio as calculated based upon total portfolio market value.

1 The Fund may only invest in securities rated in one of the two highest short-term rating categories by nationally recognized statistical rating organizations ("NRSROs") or unrated securities of comparable quality. A NRSRO's two highest rating categories are determined without regard for sub-categories and gradations. For example, securities rated SP-1+, SP-1 or SP-2 by Standard & Poor's, MIG-1 or MIG-2 by Moody's Investors Service, or F-1+, F-1 or F-2 by Fitch Ratings, are all considered rated in one of the two highest short-term rating categories.

Securities rated in the highest short-term rating category (and unrated securities of comparable quality) are identified as First Tier securities. Securities rated in the second highest short-term rating category (and unrated securities of comparable quality) are identified as Second Tier securities. The Fund follows applicable regulations in determining whether a security is rated and whether a security rated by multiple NRSROs in different rating categories should be identified as a First or Second Tier security.

At April 30, 2004, the portfolio securities were rated as follows:

Tier Rating Percentages Based on Total Market Value

First Tier	Second Tier
100.0%	0.0%

2 Denotes a restricted security which is subject to restrictions on resale under federal securities laws. These securities have been deemed liquid based upon criteria approved by the Fund's Board of Trustees. At April 30, 2004, these securities amounted to $70,434,000 which represents 27.4% of total net assets.

3 Also represents cost for federal tax purposes.

Note: The categories of investments are shown as a percentage of total net assets at April 30, 2004.

The following acronyms are used throughout this portfolio:

AMBAC	--American Municipal Bond Assurance Corporation
AMT	--Alternative Minimum Tax
BANs	--Bond Anticipation Notes
COL	--Collateralized
FSA	--Financial Security Assurance
GNMA	--Government National Mortgage Association
HFA	--Housing Finance Authority
INS	--Insured
LIQ	--Liquidity Agreement
LOC	--Letter of Credit
MERLOTS	--Municipal Exempt Receipts -- Liquidity Optional Tender Series
PCFA	--Pollution Control Finance Authority
PCR	--Pollution Control Revenue
PRF	--Prerefunded
PUTTERs	--Puttable Tax Exempt Receipts
TOBs	--Tender Option Bonds
TOPS	--Trust Obligations Participating Securities
TRANs	--Tax and Revenue Anticipation Notes
VRDNs	--Variable Rate Demand Notes

See Notes which are an integral part of the Financial Statements

Statement of Assets and Liabilities

April 30, 2004 (unaudited)

Assets:
Total investments in securities, at amortized cost and value		$256,401,294
Cash		99,113
Income receivable		468,938
Receivable for shares sold		29,613

TOTAL ASSETS		256,998,958

Liabilities:
Payable for shares redeemed	$8,984
Income distribution payable	26,077
Payable for transfer and dividend disbursing agent fees and expenses (Note 5)	37,793
Payable for Director's/Trustees' fees	176
Payable for shareholder services fee (Note 5)	58,611
Accrued expenses	6,545

TOTAL LIABILITIES		138,186

Net assets for 256,869,482 shares outstanding		$256,860,772

Net Assets Consist of:
Paid in capital		$256,869,482
Accumulated net realized loss on investments		(8,609)
Distributions in excess of net investment income		(101)

TOTAL NET ASSETS		$256,860,772

Net Asset Value, Offering Price and Redemption Proceeds Per Share:
$256,860,772 ÷ 256,869,482 shares outstanding		$1.00

See Notes which are an integral part of the Financial Statements

Statement of Operations

Six Months Ended April 30, 2004 (unaudited)

Investment Income:
Interest			$1,851,201

Expenses:
Investment adviser fee (Note 5)		$816,713
Administrative personnel and services fee (Note 5)		130,511
Custodian fees		7,483
Transfer and dividend disbursing agent fees and expenses (Note 5)		69,199
Directors'/Trustees' fees		1,387
Auditing fees		6,383
Legal fees		6,058
Portfolio accounting fees (Note 5)		35,478
Shareholder services fee (Note 5)		408,356
Share registration costs		9,209
Printing and postage		5,331
Insurance premiums		894
Miscellaneous		752

TOTAL EXPENSES		1,497,754

Waivers (Note 5):
Waiver of investment adviser fee	$(428,601)
Waiver of administrative personnel and services fee	(6,044)
Waiver of transfer and dividend disbursing agent fees and expenses	(9,713)

TOTAL WAIVERS		(444,358)

Net expenses			1,053,396

Net investment income			797,805

Net realized loss on investments			(7,231)

Change in net assets resulting from operations			$790,574

See Notes which are an integral part of the Financial Statements

Statement of Changes in Net Assets

	Six Months Ended (unaudited) 4/30/2004	Year Ended 10/31/2003
Increase (Decrease) in Net Assets
Operations:
Net investment income	$797,805	$2,353,129
Net realized loss on investments	(7,231)	--

CHANGE IN NET ASSETS RESULTING FROM OPERATIONS	790,574	2,353,129

Distributions to Shareholders:
Distributions from net investment income	(798,016)	(2,353,019)

Share Transactions:
Proceeds from sale of shares	389,498,309	937,618,768
Net asset value of shares issued to shareholders in payment of distributions declared	655,529	1,684,318
Cost of shares redeemed	(478,824,095)	(950,471,551)

CHANGE IN NET ASSETS RESULTING FROM SHARE TRANSACTIONS	(88,670,257)	(11,168,465)

Change in net assets	(88,677,699)	(11,168,355)

Net Assets:
Beginning of period	345,538,471	356,706,826

End of period (including undistributed (distributions in excess of) net investment income of $(101) and $110, respectively)	$256,860,772	$345,538,471

See Notes which are an integral part of the Financial Statements

Notes to Financial Statements

April 30, 2004 (unaudited)

1. ORGANIZATION

Money Market Obligations Trust (the "Trust") is registered under the Investment Company Act of 1940, as amended (the "Act"), as an open-end, management investment company. The Trust consists of 41 portfolios. The financial statements included herein are only those of North Carolina Municipal Cash Trust (the "Fund"). The financial statements of the other portfolios are presented separately. The assets of each portfolio are segregated and a shareholder's interest is limited to the portfolio in which shares are held. The investment objective of the Fund is to provide current income exempt from federal regular income tax and the income tax imposed by the state of North Carolina consistent with stability of principal.

2. SIGNIFICANT ACCOUNTING POLICIES

The following is a summary of significant accounting policies consistently followed by the Fund in the preparation of its financial statements. These policies are in conformity with generally accepted accounting principles ("GAAP") in the United States of America.

Investment Valuation

The Fund uses the amortized cost method to value its portfolio securities in accordance with Rule 2a-7 under the Act.

Investment Income, Expenses and Distributions

Interest income and expenses are accrued daily. Distributions to shareholders are recorded on the ex-dividend date.

Premium and Discount Amortization

All premiums and discounts are amortized/accreted.

Federal Taxes

It is the Fund's policy to comply with the Subchapter M provision of the Internal Revenue Code (the "Code") and to distribute to shareholders each year substantially all of its income. Accordingly, no provision for federal tax is necessary.

When-Issued and Delayed Delivery Transactions

The Fund may engage in when-issued or delayed delivery transactions. The Fund records when-issued securities on the trade date and maintains security positions such that sufficient liquid assets will be available to make payment for the securities purchased. Securities purchased on a when-issued or delayed delivery basis are marked to market daily and begin earning interest on the settlement date. Losses may occur on these transactions due to changes in market conditions or the failure of counterparties to perform under the contract.

Restricted Securities

Restricted securities are securities that may only be resold upon registration under federal securities laws or in transactions exempt from such registration. Many restricted securities may be resold in the secondary market in transactions exempt from registration. In some cases, the restricted securities may be resold without registration upon exercise of a demand feature. Such restricted securities may be determined to be liquid under criteria established by the Board of Trustees (the "Trustees"). The Fund will not incur any registration costs upon such resales. Restricted securities are valued at amortized cost in accordance with Rule 2a-7 under the Act.

Use of Estimates

The preparation of financial statements in conformity with GAAP requires management to make estimates and assumptions that affect the amounts of assets, liabilities, expenses and revenues reported in the financial statements. Actual results could differ from those estimated.

Other

Investment transactions are accounted for on a trade date basis.

3. SHARES OF BENEFICIAL INTEREST

The Declaration of Trust permits the Trustees to issue an unlimited number of full and fractional shares of beneficial interest (without par value). At April 30, 2004, capital paid-in aggregated $256,869,482.

Transactions in shares were as follows:

	Six Months Ended 4/30/2004	Year Ended 10/31/2003
Shares sold	389,498,309	937,618,768
Shares issued to shareholders in payment of distributions declared	655,529	1,684,318
Shares redeemed	(478,824,095)	(950,471,551)

NET CHANGE RESULTING FROM SHARE TRANSACTIONS	(88,670,257)	(11,168,465)

4. FEDERAL TAX INFORMATION

At October 31, 2003, the Fund had a capital loss carryforward of $1,378, which will reduce the Fund's taxable income arising from future net realized gains on investments, if any, to the extent permitted by the Code, and thus will reduce the amount of distributions to shareholders which would otherwise be necessary to relieve the Fund of any liability for federal tax. Pursuant to the Code, such capital loss carryforward will expire as follows:

Expiration Year	Expiration Amount
2005	$ 88

2010	$1,290

5. INVESTMENT ADVISER FEE AND OTHER TRANSACTIONS WITH AFFILIATES

Investment Adviser Fee

Federated Investment Management Company, the Fund's investment adviser (the "Adviser"), receives for its services an annual investment adviser fee equal to 0.50% of the Fund's average daily net assets. The Adviser may voluntarily choose to waive any portion of its fee. The Adviser can modify or terminate this voluntary waiver at any time at its sole discretion.

Administrative Fee

Federated Administrative Services ("FAS"), under the Administrative Services Agreement, provides the Fund with administrative personnel and services. The fee paid to FAS is based on the average aggregate daily net assets of all Federated funds as specified below:

Maximum Administrative Fee	Average Aggregate Daily Net Assets of the Federated Funds
0.150%	on the first $5 billion
0.125%	on the next $5 billion
0.100%	on the next $10 billion
0.075%	on assets in excess of $20 billion

The administrative fee received during any fiscal year shall be at least $150,000 per portfolio and $40,000 per each additional class of Shares. FAS may voluntarily choose to waive any portion of its fee. FAS can modify or terminate this voluntary waiver at any time at its sole discretion.

Shareholder Services Fee

Under the terms of a Shareholder Services Agreement with Federated Shareholder Services Company ("FSSC"), the Fund will pay FSSC up to 0.25% of the average daily net assets of the Fund's Shares for the period. The fee paid to FSSC is used to finance certain services for shareholders and to maintain shareholder accounts. FSSC may voluntarily choose to waive any portion of its fee. FSSC can modify or terminate this voluntary waiver at any time at its sole discretion.

Transfer and Dividend Disbursing Agent Fees and Expenses

Federated Services Company ("FServ"), through its subsidiary FSSC, serves as transfer and dividend disbursing agent for the Fund. The fee paid to FSSC is based on the size, type and number of accounts and transactions made by shareholders. FSSC may voluntarily choose to waive any portion of its fee. FSSC can modify or terminate this voluntary waiver at any time at its sole discretion.

Portfolio Accounting Fees

Prior to January 1, 2004, FServ maintained the Fund's accounting records for which it received a fee. The fee was based on the level of the Fund's average daily net assets for the period, plus out-of-pocket expenses. The fee paid to FServ during the reporting period was $10,967, after voluntary waiver, if applicable.

Interfund Transactions

During the six months ended April 30, 2004, the Fund engaged in purchase and sale transactions with funds that have a common investment adviser (or affiliated investment advisers), common Directors/Trustees, and /or common Officers. These purchase and sale transactions complied with Rule 17a-7 under the Act and amounted to $255,855,000 and $328,751,150, respectively.

General

Certain of the Officers and Trustees of the Trust are Officers and Directors or Trustees of the above companies.

6. CONCENTRATION OF CREDIT RISK

Since the Fund invests a substantial portion of its assets in issuers located in one state, it will be more susceptible to factors adversely affecting issuers of that state than would be a comparable tax-exempt mutual fund that invests nationally. In order to reduce the credit risk associated with such factors, at April 30, 2004, 75.8% of the securities in the portfolio of investments were backed by letters of credit or bond insurance of various financial institutions and financial guaranty assurance agencies. The percentage of investments insured by or supported (backed) by a letter of credit from any one institution or agency did not exceed 12.1% of total investments.

7. LEGAL PROCEEDINGS

In October 2003, Federated Investors, Inc. and various subsidiaries thereof (including the advisers and distributor for various investment companies, collectively, "Federated"), along with various investment companies sponsored by Federated ("Funds"), were named as defendants in several class action lawsuits now pending in the United States District Court for the District of Maryland seeking damages of unspecified amounts. The lawsuits were purportedly filed on behalf of people who purchased, owned and/or redeemed shares of Federated-sponsored mutual funds during specified periods beginning November 1, 1998. The suits are generally similar in alleging that Federated engaged in illegal and improper trading practices including market timing and late trading in concert with certain institutional traders, which allegedly caused financial injury to the mutual fund shareholders. The Board of the Funds has retained the law firm of Dickstein Shapiro Morin & Oshinsky LLP to represent the Funds in these lawsuits. Federated and the Funds, and their respective counsel, are reviewing the allegations and will respond appropriately. Additional lawsuits based upon similar allegations have been filed, and others may be filed in the future. Although Federated does not believe that these lawsuits will have a material adverse effect on the Funds, there can be no assurance that these suits, the ongoing adverse publicity and/or other developments resulting from related regulatory investigations will not result in increased Fund redemptions, reduced sales of Fund shares, or other adverse consequences for the Funds.

Mutual funds are not bank deposits or obligations, are not guaranteed by any bank, and are not insured or guaranteed by the U.S. government, the Federal Deposit Insurance Corporation, the Federal Reserve Board or any other government agency. Investment in mutual funds involves investment risk, including the possible loss of principal. Although money market funds seek to preserve the value of your investment at $1.00 per share, it is possible to lose money by investing in these funds.

This report is authorized for distribution to prospective investors only when preceded or accompanied by the Fund's prospectus, which contains facts concerning its objective and policies, management fees, expenses and other information.

VOTING PROXIES ON FUND PORTFOLIO SECURITIES

A description of the policies and procedures that the Fund uses to determine how to vote proxies relating to securities held in the Fund's portfolio is available, without charge and upon request, by calling 1-800-341-7400. This information is also available from the EDGAR database on the SEC's Internet site at http://www.sec.gov.

IMPORTANT NOTICE ABOUT FUND DOCUMENT DELIVERY

In an effort to reduce costs and avoid duplicate mailings, the Fund(s) intend to deliver a single copy of certain documents to each household in which more than one shareholder of the Fund(s) resides (so-called "householding"), as permitted by applicable rules. The Fund's "householding" program covers its/their Prospectus and Statement of Additional Information, and supplements to each, as well as Semi-Annual and Annual Shareholder Reports and any Proxies or information statements. Shareholders must give their written consent to participate in the "householding" program. The Fund is also permitted to treat a shareholder as having given consent ("implied consent") if (i) shareholders with the same last name, or believed to be members of the same family, reside at the same street address or receive mail at the same post office box, (ii) the Fund gives notice of its intent to "household" at least sixty (60) days before it begins "householding" and (iii) none of the shareholders in the household have notified the Fund(s) or their agent of the desire to "opt out" of "householding." Shareholders who have granted written consent, or have been deemed to have granted implied consent, can revoke that consent and opt out of "householding" at any time: shareholders who purchased shares through an intermediary should contact their representative; other shareholders may call the Fund at 1-800-341-7400.

Federated Investors
World-Class Investment Manager

North Carolina Municipal Cash Trust
Federated Investors Funds
5800 Corporate Drive
Pittsburgh, PA 15237-7000
www.federatedinvestors.com

Contact us at 1-800-341-7400 or
www.federatedinvestors.com/contact

Federated Securities Corp., Distributor

Cusip 60934N278

Federated is a registered mark of Federated Investors, Inc. 2004 ©Federated Investors, Inc.

G01177-01 (6/04)

Federated Investors
World-Class Investment Manager

New Jersey Municipal Cash Trust

A Portfolio of Money Market Obligations Trust

SEMI-ANNUAL SHAREHOLDER REPORT

April 30, 2004

Institutional Shares
Institutional Service Shares

FINANCIAL HIGHLIGHTS
FINANCIAL STATEMENTS
VOTING PROXIES ON FUND PORTFOLIO SECURITIES

NOT FDIC INSURED * MAY LOSE VALUE * NO BANK GUARANTEE

Financial Highlights -- Institutional Shares

(For a Share Outstanding Throughout Each Period)

	Six Months Ended (unaudited)	Year Ended October 31,
	4/30/2004	2003	2002	2001	2000	1999
Net Asset Value, Beginning of Period	$1.00	$1.00	$1.00	$1.00	$1.00	$1.00
Income From Investment Operations:
Net investment income	0.002	0.006	0.011	0.028	0.035	0.027
Net realized gain (loss) on investments	0.000 [1]	--	(0.000)[1]	--	--	--

TOTAL FROM INVESTMENT OPERATIONS	0.002	0.006	0.011	0.028	0.035	0.027

Less Distributions:
Distributions from net investment income	(0.002)	(0.006)	(0.011)	(0.028)	(0.035)	(0.027)

Net Asset Value, End of Period	$1.00	$1.00	$1.00	$1.00	$1.00	$1.00

Total Return[2]	0.25%	0.64%	1.07%	2.83%	3.56%	2.77%

Ratios to Average Net Assets:

Expenses	0.60%[3]	0.60%	0.60%	0.60%	0.55%	0.55%

Net investment income	0.49%[3]	0.65%	1.06%	2.72%	3.49%	2.75%

Expense waiver/reimbursement[4]	0.24%[3]	0.24%	0.21%	0.23%	0.30%	0.28%

Supplemental Data:

Net assets, end of period (000 omitted)	$70,270	$84,452	$126,418	$135,901	$99,502	$112,138

1 Represents less than $0.001.

2 Based on net asset value, which does not reflect the sales charge or contingent deferred sales charge, if applicable.

3 Computed on an annualized basis.

4 This voluntary expense decrease is reflected in both the expense and the net investment income ratios shown above.

See Notes which are an integral part of the Financial Statements

Financial Highlights -- Institutional Service Shares

(For a Share Outstanding Throughout Each Period)

	Six Months Ended (unaudited)		Year Ended October 31,
	4/30/2004		2003	2002	2001	2000	1999
Net Asset Value, Beginning of Period	$1.00		$1.00	$1.00	$1.00	$1.00	$1.00
Income From Investment Operations:
Net investment income	0.002		0.005	0.010	0.027	0.034	0.026
Net realized gain (loss) on investments	0.000	[1]	--	(0.000)[1]	--	--	--

TOTAL FROM INVESTMENT OPERATIONS	0.002		0.005	0.010	0.027	0.034	0.026

Less Distributions:
Distributions from net investment income	(0.002)		(0.005)	(0.010)	(0.027)	(0.034)	(0.026)

Net Asset Value, End of Period	$1.00		$1.00	$1.00	$1.00	$1.00	$1.00

Total Return[2]	0.20%		0.54%	0.97%	2.73%	3.45%	2.67%

Ratios to Average Net Assets:

Expenses	0.70%	[3]	0.70%	0.70%	0.70%	0.65%	0.65%

Net investment income	0.39%	[3]	0.53%	0.96%	2.66%	3.43%	2.65%

Expense waiver/reimbursement[4]	0.24%	[3]	0.24%	0.21%	0.23%	0.30%	0.28%

Supplemental Data:

Net assets, end of period (000 omitted)	$161,658		$149,311	$147,500	$92,402	$66,310	$58,363

1 Represents less than $0.001.

2 Based on net asset value, which does not reflect the sales charge or contingent deferred sales charge, if applicable.

3 Computed on an annualized basis.

4 This voluntary expense decrease is reflected in both the expense and the net investment income ratios shown above.

See Notes which are an integral part of the Financial Statements

Portfolio of Investments

April 30, 2004 (unaudited)

Principal Amount		Value
	SHORT-TERM MUNICIPALS--99.5%[1]
	New Jersey--93.1%
$6,660,000	ABN AMRO MuniTOPS Certificates Trust (New York and New Jersey Non-AMT)/(Series 2000-19), Weekly VRDNs (Port Authority of New York and New Jersey)/(MBIA Insurance Corp. INS)/(ABN AMRO Bank NV, Amsterdam LIQ)	$6,660,000
250,000	Absecon, NJ, 1.50% BANs, 5/21/2004	250,040
1,667,100	Allentown, NJ, 1.75% BANs, 5/28/2004	1,667,890
4,000,000	Avalon, NJ Board of Education, 2.00% BANs, 7/5/2004	4,006,286
2,037,250	Beachwood, NJ, 1.50% BANs, 9/1/2004	2,039,957
1,100,000	Berlin Borough, NJ School District, 1.60% GANs, 9/8/2004	1,100,852
4,900,000	Camden County, NJ Improvement Authority, (Series 1996), Weekly VRDNs (Parkview Redevelopment Housing Project)/(General Electric Capital Corp. LOC)	4,900,000
6,900,000	Delaware River Port Authority, MERLOTS, (Series 2000 B4), Weekly VRDNs (FGIC INS)/(Wachovia Bank N.A. LIQ)	6,900,000
3,970,000	Delaware River and Bay Authority, MERLOTS, (Series 2000 B8), Weekly VRDNs (AMBAC INS)/(Wachovia Bank N.A. LIQ)	3,970,000
2,205,000	East Rutherford Borough, NJ, 1.625% BANs, 8/20/2004	2,208,472
2,662,190	Edgewater, NJ, 1.75% BANs, 6/11/2004	2,664,106
750,000	Essex County, NJ Improvement Authority, Project Revenue Bonds, (Series 1995), Weekly VRDNs (Essex County, NJ)/(AMBAC INS)/(J.P. Morgan Chase Bank LIQ)	750,000
2,000,000	Essex Fells, NJ, 2.00% BANs, 10/15/2004	2,008,117
1,580,000	Ewing Township, NJ, 2.00% BANs, 1/28/2005	1,589,291
1,600,000	Flemington Borough, NJ, 2.00% BANs, 7/14/2004	1,602,908
2,898,734	Florham Park Borough, NJ Board of Education, 2.00% BANs, 9/17/2004	2,908,538
1,191,160	Hackettstown, NJ, 2.00% BANs, 7/8/2004	1,193,239
1,086,550	High Bridge Borough, NJ, 1.75% BANs, 7/30/2004	1,088,272
3,853,702	Hightstown Borough, NJ, 2.00% BANs, 2/11/2005	3,880,499
1,778,020	Hopewell Borough, NJ, 1.70% BANs, 9/24/2004	1,781,871
2,655,000	Keyport Borough, NJ, 2.00% BANs, 8/17/2004	2,662,042
1,000,000	Kingsway, NJ Regional School District, 2.00% BANs, 8/27/2004	1,003,026
3,570,000	Long Branch, NJ, 2.00% BANs, 10/1/2004	3,582,974
1,315,000	Lopatcong, NJ, 1.85% BANs, 4/1/2005	1,323,944
Principal Amount		Value
	SHORT-TERM MUNICIPALS--continued[1]
	New Jersey--continued
$2,458,200	Lower Township, NJ, 2.00% BANs, 12/17/2004	$2,471,176
1,200,000	Middle Township, NJ, 1.40% BANs, 7/30/2004	1,201,035
1,750,000	Middle Township, NJ Board of Education, 1.70% BANs, 9/17/2004	1,753,609
1,500,000	Middlesex County, NJ, PCFA, Weekly VRDNs (FMC Gold Co.)/(Wachovia Bank N.A. LOC)	1,500,000
1,280,000	Mount Holly Township, NJ, 1.70% BANs, 5/27/2004	1,280,449
3,525,000	New Jersey EDA, Weekly VRDNs (Baptist Home Society of New Jersey)/(Valley National Bank, Passaic, NJ LOC)	3,525,000
1,500,000	New Jersey EDA, Weekly VRDNs (Erasteel, Inc.)/(Svenska Handelsbanken, Stockholm LOC)	1,500,000
1,540,000	New Jersey EDA, Weekly VRDNs (Jewish Community Center of Middlesex County)/(Commerce Bank N.A., Cherry Hill, NJ LOC)	1,540,000
1,940,000	New Jersey EDA, Weekly VRDNs (Maroukian Realty LLC)/(Commerce Bank N.A., Cherry Hill, NJ LOC)	1,940,000
4,738,000	New Jersey EDA, Weekly VRDNs (Meridan Health Care)/(Manufacturers & Traders Trust Co., Buffalo, NY LOC)	4,738,000
520,000	New Jersey EDA, (1994 Series A), 1.35% TOBs (A.F.L. Quality, Inc.)/(Fleet National Bank LOC), Optional Tender 6/30/2004	520,000
110,000	New Jersey EDA, (1994 Series B), 1.45% TOBs (Two Univac LLC)/(Fleet National Bank LOC), Optional Tender 6/30/2004	110,000
1,675,000	New Jersey EDA, (2000 Project), Weekly VRDNs (Fisk Alloy Wire Incorporated and Affiliates)/(Wachovia Bank N.A. LOC)	1,675,000
695,000	New Jersey EDA, (Series 1992D-1), Weekly VRDNs (Danlin Corp.)/(BNP Paribas SA LOC)	695,000
3,500,000	New Jersey EDA, (Series 1997), Weekly VRDNs (Phoenix Realty Partners)/(Wachovia Bank N.A. LOC)	3,500,000
1,100,000	New Jersey EDA, (Series 1997), Weekly VRDNs (UJA Federation of Bergan County and North Hudson, Inc.)/(Bank of New York LOC)	1,100,000
1,900,000	New Jersey EDA, (Series 1997), Weekly VRDNs (Wood Hollow Associates LLC)/(Wachovia Bank N.A. LOC)	1,900,000
1,175,000	New Jersey EDA, (Series 1998), Weekly VRDNs (Deutscher Realty Co. LLC)/(J.P. Morgan Chase Bank LOC)	1,175,000
1,500,000	New Jersey EDA, (Series 1998A), Weekly VRDNs (Jewish Home at Rockleigh)/(Allied Irish Banks PLC LOC)	1,500,000
1,285,000	New Jersey EDA, (Series 1999), Weekly VRDNs (Richmond Industries, Inc. and Richmond Realty LLC)/(Commerce Bank N.A., Cherry Hill, NJ LOC)	1,285,000
4,425,000	New Jersey EDA, (Series 1999), Weekly VRDNs (VOADV Property, Inc.)/(Commerce Bank N.A., Cherry Hill, NJ LOC)	4,425,000
Principal Amount		Value
	SHORT-TERM MUNICIPALS--continued[1]
	New Jersey--continued
$5,780,000	New Jersey EDA, (Series 2000), 1.15% TOBs (Dallas Airmotive, Inc.)/ (Bayerische Landesbank Girozentrale LOC), Optional Tender 6/1/2004	$5,780,000
6,810,000	New Jersey EDA, (Series 2000), Weekly VRDNs (Rose Hill Associates LLC)/(Commerce Bank N.A., Cherry Hill, NJ LOC)	6,810,000
2,000,000	New Jersey EDA, (Series 2001), Weekly VRDNs (Diocese of Metuchen)/ (Fleet National Bank LOC)	2,000,000
8,000,000	New Jersey EDA, (Series 2001), Weekly VRDNs (Ocean Spray Cranberries, Inc.)/(Wachovia Bank N.A. LOC)	8,000,000
1,800,000	New Jersey EDA, (Series 2001), Weekly VRDNs (Temple Emanuel of the Pascack Valley)/(PNC Bank, N.A. LOC)	1,800,000
3,240,000	New Jersey EDA, (Series 2001), Weekly VRDNs (Village School for Children, Inc.)/(Valley National Bank, Passaic, NJ LOC)	3,240,000
2,100,000	New Jersey EDA, (Series 2002), Weekly VRDNs (Bancroft NeuroHealth)/(Commerce Bank N.A., Cherry Hill, NJ LOC)	2,100,000
680,000	New Jersey EDA, (Series A), Weekly VRDNs (325 Midland Avenue LLC & Wearbest Sil-Tex Ltd.)/(Bank of New York LOC)	680,000
2,400,000	New Jersey EDA, Winchester Gardens at Ward Homestead, (Series 2004), Weekly VRDNs (Marcus L. Ward Home)/(Valley National Bank, Passaic, NJ LOC)	2,400,000
6,200,000	New Jersey Environmental Infrastructure Trust, (Series 2001-JPMC-6), Weekly VRDNs (J.P. Morgan Chase & Co. LIQ)	6,200,000
1,380,000	New Jersey Health Care Facilities Financing Authority, Weekly VRDNs (St. Peter's University Hospital)/(Fleet National Bank LOC)	1,380,000
3,000,000	New Jersey Health Care Facilities Financing Authority, (Series 2002), Weekly VRDNs (Wiley Mission)/(Commerce Bank N.A., Cherry Hill, NJ LOC)	3,000,000
2,500,000	New Jersey Health Care Facilities Financing Authority, MERLOTS, (Series 2001-A100), Weekly VRDNs (Jersey City Medical Center)/ (AMBAC INS)/(Wachovia Bank N.A. LIQ)	2,500,000
1,775,000	New Jersey Housing & Mortgage Financing Authority, MERLOTS, (Series 2000 A2), Weekly VRDNs (MBIA Insurance Corp. INS)/(Wachovia Bank N.A. LIQ)	1,775,000
3,000,000	New Jersey State Educational Facilities Authority, (2000 Series D), Weekly VRDNs (Institute for Defense Analyses)/(AMBAC INS)/(Wachovia Bank N.A. LIQ)	3,000,000
470,000	New Jersey State Educational Facilities Authority, (2003 Series A), Weekly VRDNs (Centenary College)/(Commerce Bank N.A., Cherry Hill, NJ LOC)	470,000
500,000	New Jersey State Transportation Trust Fund Authority, Floater Certificates, (Series 1998-54), Weekly VRDNs (FSA INS)/(Morgan Stanley LIQ)	500,000
Principal Amount		Value
	SHORT-TERM MUNICIPALS--continued[1]
	New Jersey--continued
$4,635,000	New Jersey State, Austin, (Series 2003B), Weekly VRDNs (FSA INS)/(Bank of America N.A. LIQ)	$4,635,000
16,000,000	Newark, NJ Housing Authority, PT-1590, Weekly VRDNs (Georgie King Village Apartments)/(Merrill Lynch & Co., Inc. LIQ)/(Merrill Lynch & Co., Inc. LOC)	16,000,000
1,205,000	North Brunswick Township, NJ, 1.75% BANs, 10/1/2004	1,208,234
1,051,227	Oceanport, NJ, 2.00% BANs, 10/6/2004	1,055,263
1,782,385	Phillipsburg, NJ, 1.75% BANs, 9/29/2004	1,787,112
1,504,250	Pine Beach, NJ, 2.00% BANs, 10/22/2004	1,510,611
1,545,754	Pittsgrove, NJ, 2.00% BANs, 11/19/2004	1,552,410
10,000,000	Port Authority of New York and New Jersey, (Series 1991-4/5), Weekly VRDNs	10,000,000
2,285,000	Port Authority of New York and New Jersey, MERLOTS, (Series 2000 B5), Weekly VRDNs (JFK International Air Terminal LLC)/(MBIA Insurance Corp. INS)/(Wachovia Bank N.A. LIQ)	2,285,000
2,100,000	Port Authority of New York and New Jersey, PUTTERs, (Series 153), Weekly VRDNs (FGIC INS)/(J.P. Morgan Chase Bank LIQ)	2,100,000
1,500,000	Sea Girt, NJ, General Improvement Notes, 1.75% BANs, 6/17/2004	1,501,526
2,790,000	Sea Isle City, NJ, 2.00% BANs, 12/17/2004	2,804,363
1,168,338	Secaucus, NJ School District, 2.00% BANs, 7/21/2004	1,170,676
1,409,322	South Orange Village Township, NJ, 2.00% BANs, 12/1/2004	1,416,683
2,870,000	South Orange Village Township, NJ, 2.00% BANs, 1/3/2005	2,887,267
1,890,775	Tuckerton, NJ, 1.75% BANs, 2/25/2005	1,900,421
2,748,000	Union Beach, NJ, 1.50% BANs, 7/15/2004	2,750,225
1,646,000	Union Beach, NJ, 2.00% BANs, 3/17/2005	1,659,269
4,951,611	Washington Borough, NJ, 2.00% BANs, 12/3/2004	4,973,822

	TOTAL	215,909,475

Principal Amount		Value
	SHORT-TERM MUNICIPALS--continued[1]
	Puerto Rico--6.4%
$5,975,000	Commonwealth of Puerto Rico, TRANs, (Series 2003 FR/RI L38J), Weekly VRDNs (Lehman Brothers Holdings, Inc. LIQ)	$5,975,000
5,500,000	Commonwealth of Puerto Rico, TRANs, (Series 2003 FR/RI L39J), Weekly VRDNs (Lehman Brothers Holdings, Inc. LIQ)	5,500,000
3,500,000	Puerto Rico Public Finance Corp., Class A Certificates, (Series 2002-195), Weekly VRDNs (AMBAC INS)/(Bear Stearns Cos., Inc. LIQ)	3,500,000

	TOTAL	14,975,000

	TOTAL INVESTMENTS--99.5% (AT AMORTIZED COST)[2]	230,884,475

	OTHER ASSETS AND LIABILITIES - NET--0.5%	1,043,777

	TOTAL NET ASSETS--100%	$231,928,252

Securities that are subject to the federal alternative minimum tax ("AMT") represent 29.9% of the portfolio as calculated based upon total portfolio market value.

1 The Fund may only invest in securities rated in one of the two highest short-term rating categories by nationally recognized statistical rating organizations ("NRSROs") or unrated securities of comparable quality. A NRSRO's two highest rating categories are determined without regard for sub-categories and gradations. For example, securities rated SP-1+, SP-1 or SP-2 by Standard & Poor's, MIG-1 or MIG-2 by Moody's Investors Service, or F-1+, F-1 or F-2 by Fitch Ratings, are all considered rated in one of the two highest short-term rating categories.

Securities rated in the highest short-term rating category (and unrated securities of comparable quality) are identified as First Tier securities. Securities rated in the second highest short-term rating category (and unrated securities of comparable quality) are identified as Second Tier securities. The Fund follows applicable regulations in determining whether a security is rated and whether a security rated by multiple NRSROs in different rating categories should be identified as a First or Second Tier security.

At April 30, 2004, the portfolio securities were rated as follows:

Tier Rating Percentages Based on Total Market Value

First Tier	Second Tier
100.0%	0.0%

2 Also represents cost for federal tax purposes.

Note: The categories of investments are shown as a percentage of total net assets at April 30, 2004.

The following acronyms are used throughout this portfolio:

AMBAC	--American Municipal Bond Assurance Corporation
AMT	--Alternative Minimum Tax
BANs	--Bond Anticipation Notes
EDA	--Economic Development Authority
FGIC	--Financial Guaranty Insurance Company
FSA	--Financial Security Assurance
GANs	--Grant Anticipation Notes
INS	--Insured
LIQ	--Liquidity Agreement
LOC	--Letter of Credit
MERLOTS	--Municipal Exempt Receipts -- Liquidity Optional Tender Series
PCFA	--Pollution Control Finance Authority
PUTTERs	--Puttable Tax Exempt Receipts
TOBs	--Tender Option Bonds
TOPS	--Trust Obligation Participating Securities
TRANs	--Tax and Revenue Anticipation Notes
VRDNs	--Variable Rate Demand Notes

See Notes which are an integral part of the Financial Statements

Statement of Assets and Liabilities

April 30, 2004 (unaudited)

Assets:
Total investments in securities, at amortized cost and value		$230,884,475
Cash		155,275
Income receivable		919,226
Receivable for shares sold		31,927
Prepaid expenses		10,166

TOTAL ASSETS		232,001,069

Liabilities:
Payable for shares redeemed	$744
Income distribution payable	37,993
Payable for transfer and dividend disbursing agent fees and expenses (Note 5)	10,341
Payable for Directors'/Trustees' fees	22
Payable for shareholder services fee (Note 5)	23,717

TOTAL LIABILITIES		72,817

Net assets for 231,895,414 shares outstanding		$231,928,252

Net Assets Consist of:
Paid in capital		$231,895,414
Accumulated net realized gain on investments		32,934

Distributions in excess of net investment income		(96)

TOTAL NET ASSETS		$231,928,252

Net Asset Value, Offering Price and Redemption Proceeds Per Share
Institutional Shares:
$70,270,428 ÷ 70,257,007 shares outstanding		$1.00

Institutional Service Shares:
$161,657,824 ÷ 161,638,407 shares outstanding		$1.00

See Notes which are an integral part of the Financial Statements

Statement of Operations

Six Months Ended April 30, 2004 (unaudited)

Investment Income:
Interest			$1,439,366

Expenses:
Investment adviser fee (Note 5)		$526,624
Administrative personnel and services fee (Note 5)		105,193
Custodian fees		5,804
Transfer and dividend disbursing agent fees and expenses (Note 5)		71,163
Directors'/Trustees' fees		1,106
Auditing fees		6,563
Legal fees		8,286
Portfolio accounting fees (Note 5)		36,377
Distribution services fee--Institutional Service Shares (Note 5)		82,958
Shareholder services fee--Institutional Shares (Note 5)		121,745
Shareholder services fee--Institutional Service Shares (Note 5)		207,395
Share registration costs		14,858
Printing and postage		11,281
Insurance premiums		864
Miscellaneous		239

TOTAL EXPENSES		1,200,456

Waivers (Note 5):
Waiver of investment adviser fee	$(48,951)
Waiver of administrative personnel and services fee	(4,871)
Waiver of transfer and dividend disbursing agent fees and expenses	(3,977)
Waiver of distribution services fee--Institutional Service Shares	(82,958)
Waiver of shareholder services fee--Institutional Shares	(97,396)
Waiver of shareholder services fee--Institutional Service Shares	(82,958)

TOTAL WAIVERS		(321,111)

Net expenses			879,345

Net investment income			560,021

Net realized gain on investments			33,255

Change in net assets resulting from operations			$593,276

See Notes which are an integral part of the Financial Statements

Statement of Changes in Net Assets

	Six Months Ended (unaudited) 4/30/2004	Year Ended 10/31/2003
Increase (Decrease) in Net Assets
Operations:
Net investment income	$560,021	$1,573,301
Net realized gain on investments	33,255	--

CHANGE IN NET ASSETS RESULTING FROM OPERATIONS	593,276	1,573,301

Distributions to Shareholders:
Distributions from net investment income
Institutional Shares	(236,395)	(729,636)
Institutional Service Shares	(323,389)	(843,998)

CHANGE IN NET ASSETS RESULTING FROM DISTRIBUTIONS TO SHAREHOLDERS	(559,784)	(1,573,634)

Share Transactions:
Proceeds from sale of shares	379,677,941	656,010,926
Net asset value of shares issued to shareholders in payment of distributions declared	304,226	662,573
Cost of shares redeemed	(381,851,137)	(696,827,188)

CHANGE IN NET ASSETS RESULTING FROM SHARE TRANSACTIONS	(1,868,970)	(40,153,689)

Change in net assets	(1,835,478)	(40,154,022)

Net Assets:
Beginning of period	233,763,730	273,917,752

End of period (including distributions in excess of net investment income of $(96) and $(333), respectively)	$231,928,252	$233,763,730

See Notes which are an integral part of the Financial Statements

Notes to Financial Statements

April 30, 2004 (unaudited)

1. ORGANIZATION

Money Market Obligations Trust (the "Trust") is registered under the Investment Company Act of 1940, as amended (the "Act"), as an open-end, management investment company. The Trust consists of 41 portfolios. The financial statements included herein are only those of New Jersey Municipal Cash Trust (the "Fund"). The financial statements of the other portfolios are presented separately. The assets of each portfolio are segregated and a shareholder's interest is limited to the portfolio in which shares are held. The Fund offers two classes of shares: Institutional Shares and Institutional Service Shares. The investment objective of the Fund is to provide current income which is exempt from federal regular income tax and New Jersey State income tax imposed upon non-corporate taxpayers consistent with stability of principal.

2. SIGNIFICANT ACCOUNTING POLICIES

The following is a summary of significant accounting policies consistently followed by the Fund in the preparation of its financial statements. These policies are in conformity with generally accepted accounting principles ("GAAP") in the United States of America.

Investment Valuation

The Fund uses the amortized cost method to value its portfolio securities in accordance with Rule 2a-7 under the Act.

Investment Income, Expenses and Distributions

Interest income and expenses are accrued daily. Distributions to shareholders are recorded on the ex-dividend date. The Fund offers multiple classes of shares, which differ in their respective distribution and service fees. All shareholders bear the common expenses of the Fund based on average daily net assets of each class, without distinction between share classes. Dividends are declared separately for each class. No class has preferential dividend rights; differences in per share dividend rates are generally due to differences in separate class expenses.

Premium and Discount Amortization

All premiums and discounts are amortized/accreted.

Federal Taxes

It is the Fund's policy to comply with the Subchapter M provision of the Internal Revenue Code (the "Code") and to distribute to shareholders each year substantially all of its income. Accordingly, no provision for federal tax is necessary.

When-Issued and Delayed Delivery Transactions

The Fund may engage in when-issued or delayed delivery transactions. The Fund records when-issued securities on the trade date and maintains security positions such that sufficient liquid assets will be available to make payment for the securities purchased. Securities purchased on a when-issued or delayed delivery basis are marked to market daily and begin earning interest on the settlement date. Losses may occur on these transactions due to changes in market conditions or the failure of counterparties to perform under the contract.

Use of Estimates

The preparation of financial statements in conformity with GAAP requires management to make estimates and assumptions that affect the amounts of assets, liabilities, expenses and revenues reported in the financial statements. Actual results could differ from those estimated.

Other

Investment transactions are accounted for on a trade date basis.

3. SHARES OF BENEFICIAL INTEREST

The Declaration of Trust permits the Board of Trustees (the "Trustees") to issue an unlimited number of full and fractional shares of beneficial interest (without par value) for each class of shares.

At April 30, 2004, capital paid-in aggregated $231,895,414.

Transactions in shares were as follows:

	Six Months Ended 4/30/2004	Year Ended 10/31/2003
Institutional Shares:
Shares sold	161,544,269	234,660,257
Shares issued to shareholders in payment of distributions declared	55,336	37,031
Shares redeemed	(175,794,289)	(276,663,800)

NET CHANGE RESULTING FROM INSTITUTIONAL SHARE TRANSACTIONS	(14,194,684)	(41,966,512)

	Six Months Ended 4/30/2004	Year Ended 10/31/2003
Institutional Service Shares:
Shares sold	218,133,672	421,350,669
Shares issued to shareholders in payment of distributions declared	248,890	625,542
Shares redeemed	(206,056,848)	(420,163,388)

NET CHANGE RESULTING FROM INSTITUTIONAL SERVICE SHARE TRANSACTIONS	12,325,714	1,812,823

NET CHANGE RESULTING FROM SHARE TRANSACTIONS	(1,868,970)	(40,153,689)

4. FEDERAL TAX INFORMATION

At October 31, 2003, the Fund had a capital loss carryforward of $321, which will reduce the Fund's taxable income arising from future net realized gain on investments, if any, to the extent permitted by the Code, and thus will reduce the amount of distributions to shareholders which would otherwise be necessary to relieve the Fund of any liability for federal tax. Pursuant to the Code, such capital loss carryforward will expire in 2005.

5. INVESTMENT ADVISER FEE AND OTHER TRANSACTIONS WITH AFFILIATES

Investment Adviser Fee

Federated Investment Management Company, the Fund's investment adviser (the "Adviser"), receives for its services an annual investment adviser fee equal to 0.40% of the Fund's average daily net assets. The Adviser may voluntarily choose to waive any portion of its fee. The Adviser can modify or terminate this voluntary waiver at any time at its sole discretion.

Administrative Fee

Federated Administrative Services ("FAS"), under the Administrative Services Agreement, provides the Fund with administrative personnel and services. The fee paid to FAS is based on the average aggregate daily net assets of all Federated funds as specified below:

Maximum Administrative Fee	Average Aggregate Daily Net Assets of the Federated Funds
0.150%	on the first $5 billion
0.125%	on the next $5 billion
0.100%	on the next $10 billion
0.075%	on assets in excess of $20 billion

The administrative fee received during any fiscal year shall be at least $150,000 per portfolio and $40,000 per each additional class of Shares. FAS may voluntarily choose to waive any portion of its fee. FAS can modify or terminate this voluntary waiver at any time at its sole discretion.

Distribution Services Fee

The Fund has adopted a Distribution Plan (the "Plan") pursuant to Rule 12b-1 under the Act. Under the terms of the Plan, the Fund will compensate Federated Securities Corp. ("FSC"), the principal distributor, from the daily net assets of the Fund's Institutional Service Shares to finance activities intended to result in the sale of these Shares. The Plan provides that the Fund may incur distribution expenses up to 0.10% of average daily net assets, annually, to compensate FSC. FSC may voluntarily choose to waive any portion of its fee. FSC can modify or terminate this voluntary waiver at any time at its sole discretion.

Shareholder Services Fee

Under the terms of a Shareholder Services Agreement with Federated Shareholder Services Company ("FSSC"), the Fund will pay FSSC up to 0.25% of the average daily net assets of the Fund's Institutional Shares and Institutional Service Shares for the period. The fee paid to FSSC is used to finance certain services for shareholders and to maintain shareholder accounts. FSSC may voluntarily choose to waive any portion of its fee. FSSC can modify or terminate this voluntary waiver at any time at its sole discretion.

Transfer and Dividend Disbursing Agent Fees and Expenses

Federated Services Company ("FServ"), through its subsidiary FSSC, serves as transfer and dividend disbursing agent for the Fund. The fee paid to FSSC is based on the size, type, and number of accounts and transactions made by shareholders. FSSC may voluntarily choose to waive any portion of its fee. FSSC can modify or terminate this voluntary waiver at any time at its sole discretion.

Portfolio Accounting Fees

Prior to January 1, 2004, FServ maintained the Fund's accounting records for which it received a fee. The fee was based on the level of the Fund's average daily net assets for the period, plus out-of-pocket expenses. The fee paid to FServ during the reporting period was $11,341, after voluntary waiver, if applicable.

Interfund Transactions

During the six months ended April 30, 2004, the Fund engaged in purchase and sale transactions with funds that have a common investment adviser (or affiliated investment advisers), common Directors/Trustees and/or common Officers. These purchase and sale transactions complied with Rule 17a-7 under the Act and amounted to $200,211,500 and $183,170,000, respectively.

General

Certain of the Officers and Trustees of the Trust are Officers and Directors or Trustees of the above companies.

6. CONCENTRATION OF CREDIT RISK

Since the Fund invests a substantial portion of its assets in issuers located in one state, it will be more susceptible to factors adversely affecting issuers of that state than would be a comparable tax-exempt mutual fund that invests nationally. In order to reduce the credit risk associated with such factors, at April 30, 2004, 56.1% of the securities in the portfolio of investments are backed by letters of credit or bond insurance of various financial institutions and financial guaranty assurance agencies. The percentage of investments insured by or supported (backed) by a letter of credit from any one institution or agency did not exceed 9.3% of total investments.

7. LEGAL PROCEEDINGS

In October 2003, Federated Investors, Inc. and various subsidiaries thereof (including the advisers and distributor for various investment companies, collectively, "Federated"), along with various investment companies sponsored by Federated ("Funds"), were named as defendants in several class action lawsuits now pending in the United States District Court for the District of Maryland seeking damages of unspecified amounts. The lawsuits were purportedly filed on behalf of people who purchased, owned and/or redeemed shares of Federated-sponsored mutual funds during specified periods beginning November 1, 1998. The suits are generally similar in alleging that Federated engaged in illegal and improper trading practices including market timing and late trading in concert with certain institutional traders, which allegedly caused financial injury to the mutual fund shareholders. The Board of the Funds has retained the law firm of Dickstein Shapiro Morin & Oshinsky LLP to represent the Funds in these lawsuits. Federated and the Funds, and their respective counsel, are reviewing the allegations and will respond appropriately. Additional lawsuits based upon similar allegations have been filed, and others may be filed in the future. Although Federated does not believe that these lawsuits will have a material adverse effect on the Funds, there can be no assurance that these suits, the ongoing adverse publicity and/or other developments resulting from related regulatory investigations will not result in increased Fund redemptions, reduced sales of Fund shares, or other adverse consequences for the Funds.

Mutual funds are not bank deposits or obligations, are not guaranteed by any bank, and are not insured or guaranteed by the U.S. government, the Federal Deposit Insurance Corporation, the Federal Reserve Board, or any other government agency. Investment in mutual funds involves investment risk, including the possible loss of principal. Although money market funds seek to preserve the value of your investment at $1.00 per share, it is possible to lose money by investing in these funds.

This report is authorized for distribution to prospective investors only when preceded or accompanied by the Fund's prospectus, which contains facts concerning its objective and policies, management fees, expenses, and other information.

VOTING PROXIES ON FUND PORTFOLIO SECURITIES

A description of the policies and procedures that the Fund uses to determine how to vote proxies relating to securities held in the Fund's portfolio is available, without charge and upon request, by calling 1-800-341-7400. This information is also available from the EDGAR database on the SEC's Internet site at http://www.sec.gov.

IMPORTANT NOTICE ABOUT FUND DOCUMENT DELIVERY

In an effort to reduce costs and avoid duplicate mailings, the Fund(s) intend to deliver a single copy of certain documents to each household in which more than one shareholder of the Fund(s) resides (so-called "householding"), as permitted by applicable rules. The Fund's "householding" program covers its/their Prospectus and Statement of Additional Information, and supplements to each, as well as Semi-Annual and Annual Shareholder Reports and any Proxies or information statements. Shareholders must give their written consent to participate in the "householding" program. The Fund is also permitted to treat a shareholder as having given consent ("implied consent") if (i) shareholders with the same last name, or believed to be members of the same family, reside at the same street address or receive mail at the same post office box, (ii) the Fund gives notice of its intent to "household" at least sixty (60) days before it begins "householding" and (iii) none of the shareholders in the household have notified the Fund(s) or their agent of the desire to "opt out" of "householding." Shareholders who have granted written consent, or have been deemed to have granted implied consent, can revoke that consent and opt out of "householding" at any time: shareholders who purchased shares through an intermediary should contact their representative; other shareholders may call the Fund at 1-800-341-7400.

Federated Investors
World-Class Investment Manager

New Jersey Municipal Cash Trust
Federated Investors Funds
5800 Corporate Drive
Pittsburgh, PA 15237-7000
www.federatedinvestors.com

Contact us at 1-800-341-7400 or
www.federatedinvestors.com/contact

Federated Securities Corp., Distributor

Cusip 60934N476
Cusip 60934N468

Federated is a registered mark of Federated Investors, Inc. 2004 ©Federated Investors, Inc.

2052902 (6/04)

Federated Investors
World-Class Investment Manager

New York Municipal Cash Trust

A Portfolio of Money Market Obligations Trust

SEMI-ANNUAL SHAREHOLDER REPORT

April 30, 2004

Institutional Service Shares
Cash II Shares

FINANCIAL HIGHLIGHTS

FINANCIAL STATEMENTS

VOTING PROXIES ON FUND PORTFOLIO SECURITIES

NOT FDIC INSURED * MAY LOSE VALUE * NO BANK GUARANTEE

Financial Highlights -- Institutional Service Shares

(For a Share Outstanding Throughout Each Period)

	Six Months Ended (unaudited)	Year Ended October 31,
	4/30/2004	2003	2002	2001	2000	1999
Net Asset Value, Beginning of Period	$1.00	$1.00	$1.00	$1.00	$1.00	$1.00
Income From Investment Operations:
Net investment income	0.002	0.006	0.011	0.027	0.035	0.028
Net realized gain (loss) on investments	0.000 [1]	0.000 [1]	(0.000)[1]	--	--	--

TOTAL FROM INVESTMENT OPERATIONS	0.002	0.006	0.011	0.027	0.035	0.028

Less Distributions:
Distributions from net investment income	(0.002)	(0.006)	(0.011)	(0.027)	(0.035)	(0.028)

Net Asset Value, End of Period	$1.00	$1.00	$1.00	$1.00	$1.00	$1.00

Total Return[2]	0.25%	0.63%	1.06%	2.72%	3.61%	2.83%

Ratios to Average Net Assets:
Expenses	0.59%[3]	0.59%	0.59%	0.58%	0.55%	0.55%

Net investment income	0.49%[3]	0.64%	1.04%	2.62%	3.57%	2.79%

Expense waiver/reimbursement[4]	0.44%[3]	0.43%	0.42%	0.44%	0.47%	0.49%

Supplemental Data:

Net assets, end of period (000 omitted)	$675,671	$909,198	$1,051,387	$1,143,141	$791,245	$577,269

1 Represents less than $0.001.

2 Based on net asset value, which does not reflect the sales charge or contingent deferred sales charge, if applicable.

3 Computed on an annualized basis.

4 This voluntary expense decrease is reflected in both the expense and the net investment income ratios shown above.

See Notes which are an integral part of the Financial Statements

Financial Highlights -- Cash II Shares

(For a Share Outstanding Throughout Each Period)

	Six Months Ended (unaudited)	Year Ended October 31,
	4/30/2004	2003	2002	2001	2000	1999
Net Asset Value, Beginning of Period	$1.00	$1.00	$1.00	$1.00	$1.00	$1.00
Income From Investment Operations:
Net investment income	0.002	0.005	0.009	0.025	0.034	0.026
Net realized gain (loss) on investments	0.000 [1]	0.000 [1]	(0.000)[1]	--	--	--

TOTAL FROM INVESTMENT OPERATIONS	0.002	0.005	0.009	0.025	0.034	0.026

Less Distributions:
Distributions from net investment income	(0.002)	(0.005)	(0.009)	(0.025)	(0.034)	(0.026)

Net Asset Value, End of Period	$1.00	$1.00	$1.00	$1.00	$1.00	$1.00

Total Return[2]	0.17%	0.47%	0.89%	2.56%	3.44%	2.67%

Ratios to Average Net Assets:
Expenses	0.75%[3]	0.75%	0.75%	0.74%	0.71%	0.71%

Net investment income	0.33%[3]	0.46%	0.88%	2.52%	3.40%	2.67%

Expense waiver/reimbursement[4]	0.28%[3]	0.27%	0.26%	0.28%	0.31%	0.33%

Supplemental Data:

Net assets, end of period (000 omitted)	$184,854	$197,030	$171,868	$98,399	$97,396	$62,713

1 Represents less than $0.001.

2 Based on net asset value, which does not reflect the sales charge or contingent deferred sales charge, if applicable.

3 Computed on an annualized basis.

4 This voluntary expense decrease is reflected in both the expense and the net investment income ratios shown above.

See Notes which are an integral part of the Financial Statements

Portfolio of Investments

April 30, 2004 (unaudited)

Principal Amount			Value
		SHORT-TERM MUNICIPALS--100.8%[1]
		New York--100.7%
$3,540,000		Albany, NY IDA, (Series 2001A: Empire Commons East) Weekly VRDNs (University at Albany Foundation Student Housing Corp.)/(AMBAC INS)/(Key Bank, N.A. LIQ)	$3,540,000
2,155,000		Albany, NY IDA, (Seires 2001D: Empire Commons South) Weekly VRDNs (University at Albany Foundation Student Housing Corp.)/(AMBAC INS)/(Key Bank, N.A. LIQ)	2,155,000
3,112,000		Albany, NY, 1.75% BANs, 6/10/2004	3,114,288
4,900,000		Amityville, NY Union Free School District, 2.00% TANs, 6/29/2004	4,906,512
4,180,000		Arlington, NY CSD, 2.00% BANs, 11/4/2004	4,199,648
4,500,000		Babylon, NY Union Free School District, 1.75% TANs, 6/29/2004	4,504,668
5,000,000		Beekmantown, NY CSD, 1.30% BANs, 6/25/2004	5,002,381
4,000,000		Binghamton, NY City School District, 2.00% BANs, 1/21/2005	4,024,336
6,000,000		Buffalo, NY, 2.75% RANs (Bank of New York LOC), 7/29/2004	6,024,224
4,915,000		Cattaraugus County, NY IDA, (Series 1999A) Weekly VRDNs (Gernatt Asphalt Products, Inc.)/(Manufacturers & Traders Trust Co., Buffalo, NY LOC)	4,915,000
3,060,000		Cayuga County, NY IDA, (Series 1998) Weekly VRDNs (NFR Northeast, Inc.)/(Key Bank, N.A. LOC)	3,060,000
3,110,000		Chautauqua County, NY IDA, (Series 1999A) Weekly VRDNs (National Bedding Co.)/(Bank of America N.A. LOC)	3,110,000
3,050,000		Clinton County, NY IDA, (Series 2002A) Weekly VRDNs (Champlain Valley Physicians Hospital Medical Center)/(Radian Asset Assurance INS)/(Key Bank, N.A. LIQ)	3,050,000
12,705,000	[2]	Clipper Tax-Exempt Certificates Trust (New York AMT)/(Series 1998-10), 1.10% TOBs (New York State Mortgage Agency)/(State Street Bank and Trust Co. LIQ), Optional Tender 8/12/2004	12,705,000
10,095,000		Clipper Tax-Exempt Certificates Trust (New York Non-AMT)/(Series 2003-12) Weekly VRDNs (New York State Dormitory Authority)/(FGIC INS)/(State Street Bank and Trust Co. LIQ)	10,095,000
2,780,000		Cohoes, NY IDA, (Series 2003) Weekly VRDNs (AHF-Columbia Crest LLC)/(Key Bank, N.A. LOC)	2,780,000
420,000		Colonie, NY IDA Weekly VRDNs (Herbert S. Ellis)/(HSBC Bank USA LOC)	420,000
340,000		Colonie, NY IDA, (Series 1988) Weekly VRDNs (Specialty Retailers, Inc.)/(HSBC Bank USA LOC)	340,000
15,000,000		Commack, NY Union Free School District, 1.75% BANs, 11/19/2004	15,045,783
3,500,000		Dansville, NY CSD, 1.50% RANs, 6/30/2004	3,502,504
7,000,000		Dutchess County, NY IDA, (Series 2002) Weekly VRDNs (Trinity Pawling School Corp.)/(Allied Irish Banks PLC LOC)	7,000,000
3,750,000		East Rochester, NY Housing Authority, (Series 2001: Daniel's Creek at Baytowne) Weekly VRDNs (Seabury Associates LP)/(HSBC Bank USA LOC)	3,750,000
Principal Amount			Value
		SHORT-TERM MUNICIPALS--continued[1]
		New York--continued
$4,530,000		Erie County, NY IDA, (Series 2002: Civic Facility Revenue Bonds) Weekly VRDNs (People, Inc.)/(Key Bank, N.A. LOC)	$4,530,000
3,150,000		Erie County, NY IDA, (Series A) Weekly VRDNs (Gemcor)/(HSBC Bank USA LOC)	3,150,000
4,320,000		Erie County, NY IDA, IDRB (Series 1994) Weekly VRDNs (Servotronics, Inc. Project)/(Fleet National Bank LOC)	4,320,000
3,000,000		Farmington, NY, 1.30% BANs, 12/29/2004	3,000,972
14,000,000		Grand Island, NY CSD, 1.75% BANs, 10/15/2004	14,044,198
1,100,000		Guilderland, NY IDA, (Series 1993A) Weekly VRDNs (Northeastern Industrial Park, Inc.)/(Fleet National Bank LOC)	1,100,000
2,040,000		Herkimer County, NY IDA, 1994 IDRB Weekly VRDNs (Granny's Kitchen)/(Bank of New York LOC)	2,040,000
2,225,000		Islip, NY, (Series 2003 B), 2.00% BANs, 11/24/2004	2,235,448
850,000		Long Island Power Authority, NY, (Series 3A) Weekly VRDNs (J.P. Morgan Chase Bank and Landesbank Baden-Wuerttemberg LOCs)	850,000
19,000,000		Long Island Power Authority, NY, (Series CP-3), 1.08% CP (Bayerische Hypotheken-und Vereinsbank AG LOC), Mandatory Tender 10/8/2004	19,000,000
4,350,000		Long Island Power Authority, NY, Floater Certificates (Series 1998-66) Weekly VRDNs (MBIA Insurance Corp. INS)/(Morgan Stanley LIQ)	4,350,000
11,390,000		Madison County, NY IDA, (Series 1999A) Weekly VRDNs (Cazenovia College)/(Manufacturers & Traders Trust Co., Buffalo, NY LOC)	11,390,000
3,400,000		Madison County, NY IDA, (Series A) Weekly VRDNs (Owl Wire and Cable)/(Key Bank, N.A. LOC)	3,400,000
5,995,000	[2]	Metropolitan Transportation Authority, NY, (PA-1027), 1.15% TOBs (AMBAC INS)/(Merrill Lynch & Co., Inc. LIQ), Optional Tender 3/3/2005	5,995,000
9,395,000		Metropolitan Transportation Authority, NY, MERLOTS (Series 1997C) Weekly VRDNs (FGIC INS)/(Wachovia Bank N.A. LIQ)	9,395,000
7,460,000		Metropolitan Transportation Authority, NY, MERLOTS (Series 2002-A52) Weekly VRDNs (FGIC INS)/(Wachovia Bank N.A. LIQ)	7,460,000
5,674,500		Metropolitan Transportation Authority, NY, Piper Variable Certificates (Series 2002F) Weekly VRDNs (AMBAC INS)/(Bank of New York LIQ)	5,674,500
7,545,000		Metropolitan Transportation Authority, NY, ROCs (Series 258) Weekly VRDNs (FSA INS)/(Citigroup Global Markets Holdings, Inc. LIQ)	7,545,000
4,265,000		Metropolitan Transportation Authority, NY, Trust Receipts (Series 1997 FR/RI-9) Weekly VRDNs (FGIC INS)/(Bank of New York LIQ)	4,265,000
2,800,000		Middle Country, NY CSD, 1.25% TANs, 6/25/2004	2,800,287
2,500,000		Monroe County, NY IDA, (Series 2000) Weekly VRDNs (Eldre Corp.)/ (J.P. Morgan Chase Bank LOC)	2,500,000
8,000,000		Monroe County, NY IDA, (Series 2002A) Weekly VRDNs (Monroe Community College Association, Inc.)/(Manufacturers & Traders Trust Co., Buffalo, NY LOC)	8,000,000
17,245,000		Mount Morris, NY CSD, 1.20% BANs, 6/17/2004	17,246,310
7,000,000		New Hartford, NY CSD, 1.60% BANs, 6/30/2004	7,006,260
Principal Amount			Value
		SHORT-TERM MUNICIPALS--continued[1]
		New York--continued
$905,000		New York City Trust For Cultural Resources, (Series 2000) Weekly VRDNs (Manhattan School of Music)/(Radian Asset Assurance INS)/(Wachovia Bank N.A. LIQ)	$905,000
34,500,000		New York City, NY Housing Development Corp., (Series 2001A) Weekly VRDNs (West 55th Street Development)/(Bayerische Hypotheken-und Vereinsbank AG LOC)	34,500,000
1,200,000		New York City, NY Housing Development Corp., (Series 2003A: 2 Gold Street) Weekly VRDNs (2 Gold LLC)/(Fleet National Bank LOC)	1,200,000
2,055,000		New York City, NY Housing Development Corp., Municipal Securities Trust Receipts (Series 1996-CMC1A) Weekly VRDNs (J.P. Morgan Chase & Co. LIQ)	2,055,000
2,015,000		New York City, NY Housing Development Corp., Municipal Securities Trust Receipts (Series 1996-CMC1B) Weekly VRDNs (J.P. Morgan Chase & Co. LIQ)	2,015,000
7,870,000		New York City, NY IDA, (Series 2001A) Weekly VRDNs (Heart Share Human Services of New York)/(HSBC Bank USA LOC)	7,870,000
10,000,000		New York City, NY IDA, (Series 1997) Weekly VRDNs (Danzas AEI, Inc.)/(Citibank N.A., New York LOC)	10,000,000
14,300,000		New York City, NY IDA, (Series 2000) Weekly VRDNs (Jewish Community Center on the Upper West Side, Inc.)/(Manufacturers & Traders Trust Co., Buffalo, NY LOC)	14,300,000
4,700,000		New York City, NY IDA, (Series 2000) Weekly VRDNs (National Center on Addiction and Substance Abuse at Columbia University)/(J.P. Morgan Chase Bank LOC)	4,700,000
2,400,000		New York City, NY IDA, (Series 2001) Weekly VRDNs (Federation of Protestant Welfare Agencies, Inc.)/(Allied Irish Banks PLC LOC)	2,400,000
4,500,000		New York City, NY IDA, (Series 2001) Weekly VRDNs (Jewish Community Center in Manhattan, Inc.)/(Manufacturers & Traders Trust Co., Buffalo, NY LOC)	4,500,000
1,265,000		New York City, NY IDA, (Series 2001) Weekly VRDNs (Village Community School)/(Manufacturers & Traders Trust Co., Buffalo, NY LOC)	1,265,000
1,600,000		New York City, NY IDA, (Series 2002) Weekly VRDNs (The Hewitt School)/(Allied Irish Banks PLC LOC)	1,600,000
6,000,000		New York City, NY IDA, (Series 2003) Weekly VRDNs (Professional Children's School)/(Wachovia Bank N.A. LOC)	6,000,000
3,200,000		New York City, NY IDA, (Series 2004) Weekly VRDNs (Allen-Stevenson School)/(Allied Irish Banks PLC LOC)	3,200,000
5,805,000		New York City, NY IDA, Civic Facility Revenue Bonds (Series 2000) Weekly VRDNs (Columbia Grammar & Preparatory School)/(Allied Irish Banks PLC LOC)	5,805,000
3,700,000		New York City, NY IDA, IDRBs (Series 2003) Weekly VRDNs (Novelty Crystal Corp.)/(Commerce Bank N.A., Cherry Hill, NJ LOC)	3,700,000
3,240,000		New York City, NY Municipal Water Finance Authority, (PA-523) Weekly VRDNs (FGIC INS)/(Merrill Lynch & Co., Inc. LIQ)	3,240,000
1,030,000		New York City, NY Municipal Water Finance Authority, (Series 2001 F-2) Weekly VRDNs (J.P. Morgan Chase Bank LIQ)	1,030,000
Principal Amount			Value
		SHORT-TERM MUNICIPALS--continued[1]
		New York--continued
$5,500,000		New York City, NY Municipal Water Finance Authority, (Series 6), 1.06% CP, Mandatory Tender 5/24/2004	$5,500,000
5,490,000		New York City, NY Municipal Water Finance Authority, Trust Receipts (Series 1997 FR/RI-6) Weekly VRDNs (MBIA Insurance Corp. INS)/(Bank of New York LIQ)	5,490,000
6,345,000		New York City, NY Municipal Water Finance Authority, Variable Rate Certificates (Series 1997A-2) Weekly VRDNs (MBIA Insurance Corp. INS)/(Bank of America N.A. LIQ)	6,345,000
2,000,000		New York City, NY Transitional Finance Authority, (1999 Subseries A-2) Weekly VRDNs (Bank of Nova Scotia, Toronto LIQ)	2,000,000
5,800,000		New York City, NY Transitional Finance Authority, (1999 Subseries B-3) Weekly VRDNs (Bank One N.A. (Chicago) LIQ)	5,800,000
9,920,000		New York City, NY Transitional Finance Authority, (Series 1999B) MERLOTS Weekly VRDNs (Wachovia Bank N.A. LIQ)	9,920,000
28,120,000		New York City, NY Transitional Finance Authority, MERLOTS (Series 2002-A40) Weekly VRDNs (MBIA Insurance Corp. INS)/(Wachovia Bank N.A. LIQ)	28,120,000
4,975,000		New York City, NY Transitional Finance Authority, Piper Certificates (Series 2002E) Weekly VRDNs (Bank of New York LIQ)	4,975,000
5,960,000		New York City, NY, (ROCs Series 251) Weekly VRDNs (Citigroup Global Markets Holdings, Inc. GTD)/(Citigroup Global Markets Holdings, Inc. LIQ)	5,960,000
5,450,000		New York State Dormitory Authority, (Series 2003 FR/METR-M7J) Weekly VRDNs (CDC IXIS Financial Guaranty N.A. INS)/(Lehman Brothers Holdings, Inc. LIQ)	5,450,000
500,000		New York State Dormitory Authority, (Series 2003) Weekly VRDNs (Teresian House Housing Corp.)/(Lloyds TSB Bank PLC, London LOC)	500,000
7,500,000		New York State Dormitory Authority, MERLOTS (Series 2000 X) Weekly VRDNs (Memorial Sloan-Kettering Cancer Center)/(MBIA Insurance Corp. INS)/(Wachovia Bank N.A. LIQ)	7,500,000
1,980,000		New York State Dormitory Authority, MERLOTS (Series 2001-A30) Weekly VRDNs (AMBAC INS)/(Wachovia Bank N.A. LIQ)	1,980,000
6,800,000		New York State Dormitory Authority, Mental Health Services (2003 Subseries F-2A) Weekly VRDNs (New York State)/(FSA INS)/(Dexia Credit Local LIQ)	6,800,000
10,735,000		New York State Dormitory Authority, PA-60 (Series 1993) Weekly VRDNs (Rochester General Hospital)/(FHA INS)/(Merrill Lynch & Co., Inc. LIQ)	10,735,000
4,390,000		New York State Dormitory Authority, PT-128 Weekly VRDNs (Rosalind & Joseph Gurwin Jewish Geriatric Center of Long Island, Inc.)/(AMBAC INS)/(Merrill Lynch & Co., Inc. LIQ)	4,390,000
11,980,000		New York State Dormitory Authority, PT-130 Weekly VRDNs (United Health Services Hospitals, Inc.)/(AMBAC INS)/(Merrill Lynch & Co., Inc. LIQ)	11,980,000
5,525,000		New York State Dormitory Authority, PT-75 Weekly VRDNs (Ellis Hospital)/(MBIA Insurance Corp. INS)/(Merrill Lynch & Co., Inc. LIQ)	5,525,000
5,795,000		New York State Dormitory Authority, Variable Rate Certificate (Series 2001-D) Weekly VRDNs (Mount Sinai School of Medicine)/(MBIA Insurance Corp. INS)/(Bank of America N.A. LIQ)	5,795,000
Principal Amount			Value
		SHORT-TERM MUNICIPALS--continued[1]
		New York--continued
$46,975,000		New York State Energy Research & Development Authority, (Series 2002 FR/RI-F9J) Weekly VRDNs (Consolidated Edison Co.)/(Lehman Brothers Holdings, Inc. SWP)	$46,975,000
1,600,000		New York State Environmental Facilities Corp. State Clean Water and Drinking Water, Floater Certificates (Series 2001-658) Weekly VRDNs (Morgan Stanley LIQ)	1,600,000
6,480,000		New York State Environmental Facilities Corp. State Clean Water and Drinking Water, ROCs (Series 4001) Weekly VRDNs (Citigroup Global Markets Holdings, Inc. LIQ)	6,480,000
2,500,000		New York State HFA, Health Facilities Revenue Bonds (PA-143) Weekly VRDNs (New York City, NY)/(Merrill Lynch & Co., Inc. LIQ)/(Merrill Lynch & Co., Inc. LOC)	2,500,000
1,500,000		New York State HFA, Service Contract Revenue Bonds (2003 Series C) Weekly VRDNs (Dexia Credit Local LOC)	1,500,000
1,310,000		New York State Local Government Assistance Corp., Class A Certificates (Series 2002-203) Weekly VRDNs (FSA INS)/(Bear Stearns Cos., Inc. LIQ)	1,310,000
16,495,000		New York State Mortgage Agency, (PA-422) Weekly VRDNs (Merrill Lynch & Co., Inc. LIQ)	16,495,000
3,520,000		New York State Mortgage Agency, (Series PA-29) Weekly VRDNs (Merrill Lynch & Co., Inc. LIQ)	3,520,000
610,000		New York State Mortgage Agency, MERLOTS (Series 2000 B3) Weekly VRDNs (Wachovia Bank N.A. LIQ)	610,000
10,145,000		New York State Mortgage Agency, PA-406 Weekly VRDNs (Merrill Lynch & Co., Inc. LIQ)	10,145,000
10,000,000		New York State Thruway Authority, (PA-532) Weekly VRDNs (Merrill Lynch & Co., Inc. LIQ)	10,000,000
4,400,000		New York State Urban Development Corp., (Series 1996-CMC6) Weekly VRDNs (New York State Urban Development Corp - HUD Section 236)/ (J.P. Morgan Chase & Co. LIQ)	4,400,000
5,000,000		Niagara County, NY IDA, (Series 2001B) Weekly VRDNs (Niagara University)/(Radian Asset Assurance INS)/(HSBC Bank USA LIQ)	5,000,000
17,500,000		Niagara Wheatfield, NY CSD, 1.35% BANs, 6/24/2004	17,504,143
2,800,000		Oneonta, NY City School District, 1.75% RANs, 6/25/2004	2,803,332
750,000		Onondaga County, NY IDA, (Series 1997) Weekly VRDNs (General Super Plating Co., Inc.)/(Key Bank, N.A. LOC)	750,000
3,647,000		Onondaga County, NY IDA, (Series 1999A) Weekly VRDNs (Christian Brothers Academy of Syracuse, NY)/(Key Bank, N.A. LOC)	3,647,000
1,760,000		Onondaga County, NY IDA, (Series 2000) Weekly VRDNs (M.S. Kennedy Corp.)/(Key Bank, N.A. LOC)	1,760,000
4,510,000		Onondaga County, NY IDA, (Series 2003A) Weekly VRDNs (Crouse Health Hospital, Inc.)/(Manufacturers & Traders Trust Co., Buffalo, NY LOC)	4,510,000
1,725,000		Onondaga County, NY Weekly VRDNs (Grainger (W.W.), Inc.)	1,725,000
4,800,000		Ontario County, NY Industrial Development Agency, (Series 2003B) Weekly VRDNs (Frederick Ferris Thompson Hospital)/(Key Bank, N.A. LOC)	4,800,000
Principal Amount			Value
		SHORT-TERM MUNICIPALS--continued[1]
		New York--continued
$800,000		Ontario, NY IDA Weekly VRDNs (Hillcrest Enterprises/Buckeye Corrugated)/(National City Bank, Ohio LOC)	$800,000
6,000,000		Orange County, NY IDA, (Series 2002) Weekly VRDNs (Tuxedo Park School)/(Manufacturers & Traders Trust Co., Buffalo, NY LOC)	6,000,000
2,600,000		Oswego County, NY IDA, (Series 2003) Weekly VRDNs (Oswego College Foundation, Inc.)/(Manufacturers & Traders Trust Co., Buffalo, NY LOC)	2,600,000
4,000,000		Port Authority of New York and New Jersey, (PT-1847) Weekly VRDNs (MBIA Insurance Corp. INS)/(Merrill Lynch & Co., Inc. LIQ)	4,000,000
4,605,000	[2]	Port Authority of New York and New Jersey, (PT-440), 1.40% TOBs (FGIC INS)/(Merrill Lynch & Co., Inc. LIQ), Optional Tender 4/21/2005	4,605,000
15,000,000		Port Authority of New York and New Jersey, (Series 1989-2) Weekly VRDNs	15,000,000
15,000,000		Port Authority of New York and New Jersey, (Series 1989-3/4) Weekly VRDNs	15,000,000
12,400,000		Port Authority of New York and New Jersey, Equipment Note Agreement (Series 2002-1) Weekly VRDNs	12,400,000
6,185,000		Port Authority of New York and New Jersey, PT-1755 Weekly VRDNs (JFK International Air Terminal LLC)/(MBIA Insurance Corp. INS)/(Merrill Lynch & Co., Inc. LIQ)	6,185,000
10,000,000		Poughkeepsie, NY City School District, 2.50% BANs, 5/6/2005	10,113,400
2,795,000		Rensselaer County, NY IDA, (Series 2002A) Weekly VRDNs (Sage Colleges)/(Manufacturers & Traders Trust Co., Buffalo, NY LOC)	2,795,000
4,485,000		Rensselaer County, NY IDA, Civic Facility Revenue Bonds (Series 2003A) Weekly VRDNs (WMHT Educational Telecommunications)/(Manufacturers & Traders Trust Co., Buffalo, NY LOC)	4,485,000
4,500,000		Riverhead, NY IDA, IDRB (Series 1998) Weekly VRDNs (Altaire Pharmaceuticals, Inc.)/(Mellon Bank NA, Pittsburgh LOC)	4,500,000
5,000,000		Rockland County, NY IDA, (Series 2001) Weekly VRDNs (Gussack Realty Co./Tappan Wire and Cable, Inc.)/(Bank of New York LOC)	5,000,000
2,595,000		Rockland County, NY IDA, (Series 2002: Northern Manor Multicare Center) Weekly VRDNs (Northern Services Group, Inc.)/(Manufacturers & Traders Trust Co., Buffalo, NY LOC)	2,595,000
655,000		Rotterdam, NY IDA, (Series 1993A) Weekly VRDNs (Rotterdam Industrial Park)/(Fleet National Bank LOC)	655,000
1,025,000		Schenectady, NY IDA, (Series 1995A) Weekly VRDNs (Fortitech Holding Corp.)/(Fleet National Bank LOC)	1,025,000
1,920,000		Southeast, NY IDA, IDRB (Series 1995) Weekly VRDNs (Dairy Conveyor Corp.)/(J.P. Morgan Chase Bank LOC)	1,920,000
5,737,000		St. Lawrence County, NY IDA, (Series 2002) Weekly VRDNs (Canton-Potsdam Hospital)/(Key Bank, N.A. LOC)	5,737,000
540,000		Suffolk County, NY IDA Weekly VRDNs (YM-YWHA of Suffolk)/(Citibank N.A., New York LOC)	540,000
2,150,000		Suffolk County, NY IDA, (Series 1997B) Weekly VRDNs (Maryhaven Center of Hope)/(Key Bank, N.A. LOC)	2,150,000
15,000,000		Sullivan West, NY CSD, 1.25% BANs, 6/18/2004	15,004,866
Principal Amount			Value
		SHORT-TERM MUNICIPALS--continued[1]
		New York--continued
$5,500,000		Syracuse, NY IDA, (Series 2003A) Weekly VRDNs (Crouse Health Hospital, Inc.)/(Manufacturers & Traders Trust Co., Buffalo, NY LOC)	$5,500,000
3,125,000		Tobacco Settlement Financing Corp., NY, (PA-1158) Weekly VRDNs (New York State)/(Merrill Lynch & Co., Inc. LIQ)/(Merrill Lynch & Co., Inc. LOC)	3,125,000
795,000		Triborough Bridge & Tunnel Authority, NY, PUTTERs (Series 304) Weekly VRDNs (MBIA Insurance Corp. INS)/(J.P. Morgan Chase & Co. LIQ)	795,000
1,775,000		Ulster County, NY IDA, (Series 2001A) Weekly VRDNs (Northeast Panel & Truss LLC)/(ABN AMRO Bank NV, Amsterdam LOC)	1,775,000
6,500,000		Ulster County, NY, 1.75% BANs, 6/11/2004	6,505,403
3,630,000		United Nations, NY Development Corp., PT-2087 Weekly VRDNs (Merrill Lynch & Co., Inc. LIQ)/(Merrill Lynch & Co., Inc. LOC)	3,630,000
1,422,824		Victor, NY CSD, 2.00% BANs, 10/8/2004	1,428,046
3,070,000		Victor, NY, (Village), 2.00% BANs, 4/22/2005	3,093,655
7,500,000		Walden Village, NY IDA, IDRB (Series 1994) Weekly VRDNs (Spence Engineering Co.)/(Wachovia Bank N.A. LOC)	7,500,000
2,445,000		Warren & Washington Counties, NY IDA Weekly VRDNs (Sandy Hill Corp.)/(Wachovia Bank N.A. LOC)	2,445,000
5,000,000		Watertown, NY, 1.50% BANs, 5/28/2004	5,001,641
2,280,000		Wayne County, NY IDA, (Series 1999) Weekly VRDNs (Paul T. Freund Corporation Facility)/(J.P. Morgan Chase Bank LOC)	2,280,000
24,000,000		Wellsville, NY CSD, 1.20% BANs, 6/17/2004	24,001,664
1,220,000		Westchester County, NY IDA, (Series 2001) Weekly VRDNs (Hunterbrook Ridge at Fieldhome, Inc.)/(Comerica Bank LOC)	1,220,000
3,360,000		Westchester County, NY IDA, (Series 2002) Weekly VRDNs (The Masters School)/(Allied Irish Banks PLC LOC)	3,360,000
10,676,926		Westhill, NY CSD, 2.00% BANs, 10/8/2004	10,720,334
5,650,000		Wyoming County, NY IDA, (Series 1999A) Weekly VRDNs (TPI Arcade, Inc.)/(Manufacturers & Traders Trust Co., Buffalo, NY LOC)	5,650,000
3,545,000		Yates County, NY IDA, (Series 2003-A) Weekly VRDNs (Keuka College)/(Key Bank, N.A. LOC)	3,545,000

		TOTAL	866,312,803

Principal Amount			Value
		SHORT-TERM MUNICIPALS--continued[1]
		Puerto Rico--0.1%
$1,000,000		Commonwealth of Puerto Rico, TRANs (Series 2003 FR/RI L38J) Weekly VRDNs (Lehman Brothers Holdings, Inc. LIQ)	$1,000,000

		TOTAL INVESTMENTS--100.8% (AT AMORTIZED COST)[3]	867,312,803

		OTHER ASSETS AND LIABILITIES - NET--(0.8)%	(6,787,864)

		TOTAL NET ASSETS--100%	$860,524,939

Securities that are subject to the federal alternative minimum tax ("AMT") represent 26.2% of the portfolio as calculated based upon total portfolio market value.

1 The Fund may only invest in securities rated in one of the two highest short-term rating categories by nationally recognized statistical rating organizations ("NRSROs") or unrated securities of comparable quality. A NRSRO's two highest rating categories are determined without regard for sub-categories and gradations. For example, securities rated SP-1+, SP-1 or SP-2 by Standard & Poor's, MIG-1 or MIG-2 by Moody's Investors Service, or F-1+, F-1 or F-2 by Fitch Ratings, are all considered rated in one of the two highest short-term rating categories.

Securities rated in the highest short-term rating category (and unrated securities of comparable quality) are identified as First Tier securities. Securities rated in the second highest short-term rating category (and unrated securities of comparable quality) are identified as Second Tier securities. The Fund follows applicable regulations in determining whether a security is rated and whether a security rated by multiple NRSROs in different rating categories should be identified as a First or Second Tier security.

At April 30, 2004, the portfolio securities were rated as follows:

Tier Rating Percentages Based on Total Market Value

First Tier	Second Tier
94.5%	5.5%

2 Denotes a restricted security which is subject to restrictions on resale under federal securities laws. These securities have been deemed liquid based upon criteria approved by the Fund's Board of Trustees. At April 30, 2004, these securities amounted to $23,305,000 which represents 2.7% of total net assets.

3 Also represents cost for federal tax purposes.

Note: The categories of investments are shown as a percentage of total net assets at April 30, 2004.

The following acronyms are used throughout this portfolio:

AMBAC	--American Municipal Bond Assurance Corporation
AMT	--Alternative Minimum Tax
BANs	--Bond Anticipation Notes
CP	--Commercial Paper
CSD	--Central School District
FGIC	--Financial Guaranty Insurance Company
FHA	--Federal Housing Administration
FSA	--Financial Security Assurance
GTD	--Guaranteed
HFA	--Housing Finance Authority
IDA	--Industrial Development Authority
IDRB(s)	--Industrial Development Revenue Bond(s)
INS	--Insured
LIQ	--Liquidity Agreement
LOC(s)	--Letter(s) of Credit
MERLOTS	--Municipal Exempt Receipts -- Liquidity Optional Tender Series
PUTTERs	--Puttable Tax Exempt Receipts
RANs	--Revenue Anticipation Notes
ROCs	--Reset Option Certificates
SWP	--Swap Agreement
TANs	--Tax Anticipation Notes
TOBs	--Tender Option Bonds
TRANs	--Tax and Revenue Anticipation Notes
VRDNs	--Variable Rate Demand Notes

See Notes which are an integral part of the Financial Statements

Statement of Assets and Liabilities

April 30, 2004 (unaudited)

Assets:
Total investments in securities, at amortized cost and value		$867,312,803
Cash		321,553
Income receivable		3,288,651
Receivable for shares sold		2,500
Prepaid expenses		2,176

TOTAL ASSETS		870,927,683

Liabilities :
Payable for investments purchased	$10,113,400
Payable for shares redeemed	1,889
Income distribution payable	173,276
Payable for transfer and dividend disbursing agent fees and expenses (Note 5)	21,059
Payable for Directors'/Trustees' fees	305
Payable for shareholder services fee (Note 5)	92,815
TOTAL LIABILITIES		10,402,744

Net assets for 860,386,342 shares outstanding		$860,524,939

Net Assets Consist of:
Paid in capital		$860,386,342
Accumulated net realized gain on investments		138,619
Distributions in excess of net investment income		(22)

TOTAL NET ASSETS		$860,524,939

Net Asset Value, Offering Price and Redemption Proceeds Per Share
Institutional Service Shares:
$675,670,793 ÷ 675,563,866 shares outstanding		$1.00

Cash II Shares:
$184,854,146 ÷ 184,822,476 shares outstanding		$1.00

See Notes which are an integral part of the Financial Statements

Statement of Operations

Six Months Ended April 30, 2004 (unaudited)

Investment Income:
Interest			$5,414,364

Expenses:
Investment adviser fee (Note 5)		$1,986,754
Administrative personnel and services fee (Note 5)		396,854
Custodian fees		23,165
Transfer and dividend disbursing agent fees and expenses (Note 5)		133,741
Directors'/Trustees' fees		4,173
Auditing fees		6,830
Legal fees		3,807
Portfolio accounting fees (Note 5)		62,225
Distribution services fee--Institutional Service Shares (Note 5)		986,481
Distribution services fee--Cash II Shares (Note 5)		255,240
Shareholder services fee--Institutional Service Shares (Note 5)		986,481
Shareholder services fee--Cash II Shares (Note 5)		255,240
Share registration costs		15,006
Printing and postage		14,591
Insurance premiums		1,423
Miscellaneous		1,667

TOTAL EXPENSES		5,133,678

Waivers (Note 5):
Waiver of investment adviser fee	$(107,397)
Waiver of administrative personnel and services fee	(18,378)
Waiver of transfer and dividend disbursing agent fees and expenses	(16,681)
Waiver of distribution services fee--Institutional Service Shares	(986,481)
Waiver of distribution services fee--Cash II Shares	(255,240)
Waiver of shareholder services fee--Institutional Service Shares	(631,348)

TOTAL WAIVERS		(2,015,525)

Net expenses			3,118,153

Net investment income			2,296,211

Net realized gain on investments			144,342

Change in net assets resulting from operations			$2,440,553

See Notes which are an integral part of the Financial Statements

Statement of Changes in Net Assets

	Six Months Ended (unaudited) 4/30/2004	Year Ended 10/31/2003
Increase (Decrease) in Net Assets
Operations:
Net investment income	$2,296,211	$7,361,105
Net realized gain on investments	144,342	10,753

CHANGE IN NET ASSETS RESULTING FROM OPERATIONS	2,440,553	7,371,858

Distributions to Shareholders:
Distributions from net investment income
Institutional Service Shares	(1,955,538)	(6,402,986)
Cash II Shares	(340,897)	(957,917)

CHANGE IN NET ASSETS RESULTING FROM DISTRIBUTIONS TO SHAREHOLDERS	(2,296,435)	(7,360,903)

Share Transactions:
Proceeds from sale of shares	1,474,605,602	3,065,024,208
Net asset value of shares issued to shareholders in payment of distributions declared	1,554,656	4,258,778
Cost of shares redeemed	(1,722,007,170)	(3,186,320,459)

CHANGE IN NET ASSETS RESULTING FROM SHARE TRANSACTIONS	(245,846,912)	(117,037,473)

Change in net assets	(245,702,794)	(117,026,518)

Net Assets:
Beginning of period	1,106,227,733	1,223,254,251

End of period (including undistributed (distributions in excess of) net investment income of $(22) and $202, respectively)	$860,524,939	$1,106,227,733

See Notes which are an integral part of the Financial Statements

Notes to Financial Statements

April 30, 2004 (unaudited)

1. ORGANIZATION

Money Market Obligations Trust (the "Trust") is registered under the Investment Company Act of 1940, as amended (the "Act"), as an open-end, management investment company. The Trust consists of 41 portfolios. The financial statements included herein are only those of New York Municipal Cash Trust (the "Fund"). The financial statements of the other portfolios are presented separately. The assets of each portfolio are segregated and a shareholder's interest is limited to the portfolio in which shares are held. The Fund offers two classes of shares: Institutional Service Shares and Cash II Shares. The investment objective of the Fund is to provide current income exempt from federal regular income tax and the personal income taxes imposed by New York State and New York municipalities consistent with stability of principal.

2. SIGNIFICANT ACCOUNTING POLICIES

The following is a summary of significant accounting policies consistently followed by the Fund in the preparation of its financial statements. These policies are in conformity with generally accepted accounting principles ("GAAP") in the United States of America.

Investment Valuation

The Fund uses the amortized cost method to value its portfolio securities in accordance with Rule 2a-7 under the Act.

Investment Income, Expenses and Distributions

Interest income and expenses are accrued daily. Distributions to shareholders are recorded on the ex-dividend date. Non-cash dividends included in dividend income, if any, are recorded at fair value. The Fund offers multiple classes of shares, which differ in their respective service fees. All shareholders bear the common expenses of the Fund based on average daily net assets of each class, without distinction between share classes. Dividends are declared separately for each class. No class has preferential dividend rights; differences in per share dividend rates are generally due to differences in separate class expenses.

Premium and Discount Amortization

All premiums and discounts are amortized/accreted.

Federal Taxes

It is the Fund's policy to comply with the Subchapter M provision of the Internal Revenue Code (the "Code") and to distribute to shareholders each year substantially all of its income. Accordingly, no provision for federal tax is necessary.

When-Issued and Delayed Delivery Transactions

The Fund may engage in when-issued or delayed delivery transactions. The Fund records when-issued securities on the trade date and maintains security positions such that sufficient liquid assets will be available to make payment for the securities purchased. Securities purchased on a when-issued or delayed delivery basis are marked to market daily and begin earning interest on the settlement date. Losses may occur on these transactions due to changes in market conditions or the failure of counterparties to perform under the contract.

Restricted Securities

Restricted securities are securities that may only be resold upon registration under federal securities laws or in transactions exempt from such registration. Many restricted securities may be resold in the secondary market in transactions exempt from registration. In some cases, the restricted securities may be resold without registration upon exercise of a demand feature. Such restricted securities may be determined to be liquid under criteria established by the Board of Trustees (the "Trustees"). The Fund will not incur any registration costs upon such resales. Restricted securities are valued at amortized cost in accordance with Rule 2a-7 under the Act.

Use of Estimates

The preparation of financial statements in conformity with GAAP requires management to make estimates and assumptions that affect the amounts of assets, liabilities, expenses and revenues reported in the financial statements. Actual results could differ from those estimated.

Other

Investment transactions are accounted for on a trade date basis.

3. SHARES OF BENEFICIAL INTEREST

The Declaration of Trust permits the Trustees to issue an unlimited number of full and fractional shares of beneficial interest (without par value) for each class of shares. At April 30, 2004, capital paid-in aggregated $860,386,342.

Transactions in shares were as follows:

	Six Months Ended 4/30/2004	Year Ended 10/31/2003
Institutional Service Shares:
Shares sold	1,214,935,703	2,462,973,818
Shares issued to shareholders in payment of distributions declared	1,245,383	3,356,605
Shares redeemed	(1,449,821,018)	(2,608,528,808)

NET CHANGE RESULTING FROM INSTITUTIONAL SERVICE SHARE TRANSACTIONS	(233,639,932)	(142,198,385)

	Six Months Ended 4/30/2004	Year Ended 10/31/2003
Cash II Shares:
Shares sold	259,669,899	602,050,390
Shares issued to shareholders in payment of distributions declared	309,273	902,173
Shares redeemed	(272,186,152)	(577,791,651)

NET CHANGE RESULTING FROM CASH II SHARE TRANSACTIONS	(12,206,980)	25,160,912

NET CHANGE RESULTING FROM SHARE TRANSACTIONS	(245,846,912)	(117,037,473)

4. FEDERAL TAX INFORMATION

At October 31, 2003, the Fund had a capital loss carryforward of $5,723, which will reduce the Fund's taxable income arising from future net realized gains on investments, if any, to the extent permitted by the Code, and thus will reduce the amount of distributions to shareholders which would otherwise be necessary to relieve the Fund of any liability for federal tax. Pursuant to the Code, such capital loss carryforward will expire in 2010.

5. INVESTMENT ADVISER FEE AND OTHER TRANSACTIONS WITH AFFILIATES

Investment Adviser Fee

Federated Investment Management Company, the Fund's investment adviser (the "Adviser"), receives for its services an annual investment adviser fee equal to 0.40% of the Fund's average daily net assets. The Adviser may voluntarily choose to waive any portion of its fee. The Adviser can modify or terminate this voluntary waiver at any time at its sole discretion.

Administrative Fee

Federated Administrative Services ("FAS"), under the Administrative Services Agreement, provides the Fund with administrative personnel and services. The fee paid to FAS is based on the average aggregate daily net assets of all Federated funds as specified below:

Maximum Administrative Fee	Average Aggregate Daily Net Assets of the Federated Funds
0.150%	on the first $5 billion
0.125%	on the next $5 billion
0.100%	on the next $10 billion
0.075%	on assets in excess of $20 billion

The administrative fee received during any fiscal year shall be at least $150,000 per portfolio and $40,000 per each additional class of Shares. FAS may voluntarily choose to waive any portion of its fee. FAS can modify or terminate this voluntary waiver at any time at its sole discretion.

Distribution Services Fee

The Fund has adopted a Distribution Plan (the "Plan") pursuant to Rule 12b-1 under the Act. Under the terms of the Plan, the Fund will compensate Federated Securities Corp., ("FSC"), the principal distributor, from the daily net assets of the Fund's Institutional Service Shares and Cash II Shares to finance activities intended to result in the sale of these Shares. The Plan provides that the Fund may incur distribution expenses according to the following schedule annually, to compensate FSC.

Share Class Name	Percentage of Average Daily Net Assets of Class
Institutional Service Shares	0.25%

Cash II Shares	0.25%

FSC may voluntarily choose to waive any portion of its fee. FSC can modify or terminate this voluntary waiver at any time at its sole discretion.

Shareholder Services Fee

Under the terms of a Shareholder Services Agreement with Federated Shareholder Services Company ("FSSC"), the Fund will pay FSSC up to 0.25% of the average daily net assets of the Fund's Institutional Service Shares and Cash II Shares for the period. The fee paid to FSSC is used to finance certain services for shareholders and to maintain shareholder accounts. FSSC may voluntarily choose to waive any portion of its fee. FSSC can modify or terminate this voluntary waiver at any time at its sole discretion.

Transfer and Dividend Disbursing Agent Fees and Expenses

Federated Services Company ("FServ"), through its subsidiary FSSC, serves as transfer and dividend disbursing agent for the Fund. The fee paid to FSSC is based on the size, type and number of accounts and transactions made by shareholders. FSSC may voluntarily choose to waive any portion of its fee. FSSC can modify or terminate this voluntary waiver at any time at its sole discretion.

Portfolio Accounting Fees

Prior to January 1, 2004, FServ maintained the Fund's accounting records for which it received a fee. The fee was based on the level of the Fund's average daily net assets for the period, plus out-of-pocket expenses. The fee paid to FServ during the reporting period was $21,250, after voluntary waiver, if applicable.

Interfund Transactions

During the six months ended April 30, 2004, the Fund engaged in purchase and sale transactions with funds that have a common investment adviser (or affiliated investment advisers), common Directors/Trustees, and /or common Officers. These purchase and sale transactions complied with Rule 17a-7 under the Act and amounted to $398,111,639 and $615,575,500, respectively.

General

Certain of the Officers and Trustees of the Trust are Officers and Directors or Trustees of the above companies.

6. CONCENTRATION OF CREDIT RISK

Since the Fund invests a substantial portion of its assets in issuers located in one state, it will be more susceptible to factors adversely affecting issuers of that state than would be a comparable tax-exempt mutual fund that invests nationally. In order to reduce the credit risk associated with such factors, at April 30, 2004, 56.0% of the securities in the portfolio of investments were backed by letters of credit or bond insurance of various financial institutions and financial guaranty assurance agencies. The percentage of investments insured by or supported (backed) by a letter of credit from any one institution or agency did not exceed 9.1% of total investments.

7. LEGAL PROCEEDINGS

In October 2003, Federated Investors, Inc. and various subsidiaries thereof (including the advisers and distributor for various investment companies, collectively, "Federated"), along with various investment companies sponsored by Federated ("Funds"), were named as defendants in several class action lawsuits now pending in the United States District Court for the District of Maryland seeking damages of unspecified amounts. The lawsuits were purportedly filed on behalf of people who purchased, owned and/or redeemed shares of Federated-sponsored mutual funds during specified periods beginning November 1, 1998. The suits are generally similar in alleging that Federated engaged in illegal and improper trading practices including market timing and late trading in concert with certain institutional traders, which allegedly caused financial injury to the mutual fund shareholders. The Board of the Funds has retained the law firm of Dickstein Shapiro Morin & Oshinsky LLP to represent the Funds in these lawsuits. Federated and the Funds, and their respective counsel, are reviewing the allegations and will respond appropriately. Additional lawsuits based upon similar allegations have been filed, and others may be filed in the future. Although Federated does not believe that these lawsuits will have a material adverse effect on the Funds, there can be no assurance that these suits, the ongoing adverse publicity and/or other developments resulting from related regulatory investigations will not result in increased Fund redemptions, reduced sales of Fund shares, or other adverse consequences for the Funds.

Mutual funds are not bank deposits or obligations, are not guaranteed by any bank, and are not insured or guaranteed by the U.S. government, the Federal Deposit Insurance Corporation, the Federal Reserve Board, or any other government agency. Investment in mutual funds involves investment risk, including the possible loss of principal. Although money market funds seek to preserve the value of your investments at $1.00 per share, it is possible to lose money by investing in these funds.

This report is authorized for distribution to prospective investors only when preceded or accompanied by the Fund's prospectus, which contains facts concerning its objective and policies, management fees, expenses, and other information.

VOTING PROXIES ON FUND PORTFOLIO SECURITIES

A description of the policies and procedures that the Fund uses to determine how to vote proxies relating to securities held in the Fund's portfolio is available, without charge and upon request, by calling 1-800-341-7400. This information is also available from the EDGAR database on the SEC's Internet site at http://www.sec.gov.

IMPORTANT NOTICE ABOUT FUND DOCUMENT DELIVERY

In an effort to reduce costs and avoid duplicate mailings, the Fund(s) intend to deliver a single copy of certain documents to each household in which more than one shareholder of the Fund(s) resides (so-called "householding"), as permitted by applicable rules. The Fund's "householding" program covers its/their Prospectus and Statement of Additional Information, and supplements to each, as well as Semi-Annual and Annual Shareholder Reports and any Proxies or information statements. Shareholders must give their written consent to participate in the "householding" program. The Fund is also permitted to treat a shareholder as having given consent ("implied consent") if (i) shareholders with the same last name, or believed to be members of the same family, reside at the same street address or receive mail at the same post office box, (ii) the Fund gives notice of its intent to "household" at least sixty (60) days before it begins "householding" and (iii) none of the shareholders in the household have notified the Fund(s) or their agent of the desire to "opt out" of "householding." Shareholders who have granted written consent, or have been deemed to have granted implied consent, can revoke that consent and opt out of "householding" at any time: shareholders who purchased shares through an intermediary should contact their representative; other shareholders may call the Fund at 1-800-341-7400.

Federated Investors
World-Class Investment Manager

New York Municipal Cash Trust
Federated Investors Funds
5800 Corporate Drive
Pittsburgh, PA 15237-7000
www.federatedinvestors.com

Contact us at 1-800-341-7400 or
www.federatedinvestors.com/contact

Federated Securities Corp., Distributor

Cusip 60934N294
Cusip 60934N310

Federated is a registered mark of Federated Investors, Inc. 2004 ©Federated Investors, Inc.

8060106 (6/04)

Federated Investors
World-Class Investment Manager

Ohio Municipal Cash Trust

A Portfolio of Money Market Obligations Trust

SEMI-ANNUAL SHAREHOLDER REPORT

April 30, 2004

Institutional Shares
Institutional Service Shares
Cash II Shares

FINANCIAL HIGHLIGHTS
FINANCIAL STATEMENTS
VOTING PROXIES ON FUND PORTFOLIO SECURITIES

NOT FDIC INSURED * MAY LOSE VALUE * NO BANK GUARANTEE

Financial Highlights -- Institutional Shares

(For a Share Outstanding Throughout Each Period)

	Six Months Ended (unaudited)	Year Ended October 31,
	4/30/2004	2003	2002	2001	2000	1999
Net Asset Value, Beginning of Period	$1.00	$1.00	$1.00	$1.00	$1.00	$1.00
Income From Investment Operations:
Net investment income	0.003	0.009	0.014	0.031	0.037	0.031
Net realized gain (loss) on investments	0.000 [1]	--	(0.000)[1]	--	--	--

TOTAL FROM INVESTMENT OPERATIONS	0.003	0.009	0.014	0.031	0.037	0.031

Less Distributions:
Distributions from net investment income	(0.003)	(0.009)	(0.014)	(0.031)	(0.037)	(0.031)

Net Asset Value, End of Period	$1.00	$1.00	$1.00	$1.00	$1.00	$1.00

Total Return[2]	0.35%	0.88%	1.37%	3.12%	3.80%	3.10%

Ratios to Average Net Assets:

Expenses	0.50%[3]	0.50%	0.50%	0.48%	0.45%	0.38%

Net investment income	0.70%[3]	0.88%	1.35%	3.12%	3.69%	3.08%

Expense waiver/reimbursement[4]	0.32%[3]	0.32%	0.32%	0.34%	0.37%	0.48%

Supplemental Data:

Net assets, end of period (000 omitted)	$141,590	$163,800	$152,957	$114,933	$94,388	$107,874

1 Represents less than $0.001.

2 Based on net asset value, which does not reflect the sales charge or contingent deferred sales charge, if applicable.

3 Computed on an annualized basis.

4 This voluntary expense decrease is reflected in both the expense and the net investment income ratios shown above.

See Notes which are an integral part of the Financial Statements

Financial Highlights -- Institutional Service Shares

(For a Share Outstanding Throughout Each Period)

	Six Months Ended (unaudited)	Year Ended October 31,
	4/30/2004	2003	2002	2001	2000	1999
Net Asset Value, Beginning of Period	$1.00	$1.00	$1.00	$1.00	$1.00	$1.00
Income From Investment Operations:
Net investment income	0.002	0.007	0.012	0.029	0.035	0.029
Net realized gain (loss) on investments	0.000 [1]	--	(0.000)[1]	--	--	--

TOTAL FROM INVESTMENT OPERATIONS	0.002	0.007	0.012	0.029	0.035	0.029

Less Distributions:
Distributions from net investment income	(0.002)	(0.007)	(0.012)	(0.029)	(0.035)	(0.029)

Net Asset Value, End of Period	$1.00	$1.00	$1.00	$1.00	$1.00	$1.00

Total Return[2]	0.25%	0.68%	1.17%	2.91%	3.59%	2.90%

Ratios to Average Net Assets:

Expenses	0.70%[3]	0.70%	0.70%	0.68%	0.65%	0.57%

Net investment income	0.50%[3]	0.68%	1.17%	2.91%	3.57%	2.88%

Expense waiver/reimbursement[4]	0.12%[3]	0.12%	0.12%	0.14%	0.17%	0.28%

Supplemental Data:

Net assets, end of period (000 omitted)	$93,048	$124,984	$107,282	$116,138	$122,294	$90,294

1 Represents less than $0.001.

2 Based on net asset value, which does not reflect the sales charge or contingent deferred sales charge, if applicable.

3 Computed on an annualized basis.

4 This voluntary expense decrease is reflected in both the expense and the net investment income ratios shown above.

See Notes which are an integral part of the Financial Statements

Financial Highlights -- Cash II Shares

(For a Share Outstanding Throughout Each Period)

	Six Months Ended (unaudited)	Year Ended October 31,
	4/30/2004	2003	2002	2001	2000	1999
Net Asset Value, Beginning of Period	$1.00	$1.00	$1.00	$1.00	$1.00	$1.00
Income From Investment Operations:
Net investment income	0.001	0.004	0.009	0.026	0.032	0.026
Net realized gain (loss) on investments	0.000 [1]	--	(0.000)[1]	--	--	--

TOTAL FROM INVESTMENT OPERATIONS	0.001	0.004	0.009	0.026	0.032	0.026

Less Distributions:
Distributions from net investment income	(0.001)	(0.004)	(0.009)	(0.026)	(0.032)	(0.026)

Net Asset Value, End of Period	$1.00	$1.00	$1.00	$1.00	$1.00	$1.00

Total Return[2]	0.10%	0.38%	0.87%	2.60%	3.28%	2.59%

Ratios to Average Net Assets:

Expenses	1.00%[3]	1.00%	1.00%	0.98%	0.95%	0.87%

Net investment income	0.20%[3]	0.38%	0.87%	2.54%	3.21%	2.54%

Expense waiver/reimbursement[4]	0.12%[3]	0.12%	0.12%	0.14%	0.17%	0.28%

Supplemental Data:

Net assets, end of period (000 omitted)	$32,017	$45,596	$60,680	$84,161	$65,024	$117,596

1 Represents less than $0.001.

2 Based on net asset value, which does not reflect the sales charge or contingent deferred sales charge, if applicable.

3 Computed on an annualized basis.

4 This voluntary expense decrease is reflected in both the expense and the net investment income ratios shown above.

See Notes which are an integral part of the Financial Statements

Portfolio of Investments

April 30, 2004 (unaudited)

Principal Amount			Value
		SHORT-TERM MUNICIPALS--99.8%[1]
		Ohio--99.8%
$4,210,000		Akron, OH, ROCs (Series 259) Weekly VRDNs (FGIC INS)/(Citigroup Global Markets Holdings, Inc. LIQ)	$4,210,000
1,330,000		Avon, OH, 1.35% BANs, 4/14/2005	1,333,132
5,875,000		Belmont County, OH Weekly VRDNs (Lesco, Inc.)/(PNC Bank, N.A. LOC)	5,875,000
2,025,000		Belmont County, OH, 1.50% BANs, 11/17/2004	2,028,273
3,900,000		Bryan, OH, 1.25% BANs, 12/4/2004	3,900,000
1,735,000		Butler County, OH, (Series E), 2.00% BANs, 9/23/2004	1,741,454
4,970,000		Canfield, OH Local School District, 2.00% BANs, 9/23/2004	4,985,561
2,200,000		Celina, OH, (Series A), 1.40% BANs, 11/17/2004	2,203,086
3,560,000		Cincinnati City School District, OH, ROCs (Series 260) Weekly VRDNs (FSA INS)/(Citigroup Global Markets Holdings, Inc. LIQ)	3,560,000
3,450,000		Clermont County, OH, Variable Rate IDRBs (Series 1997) Weekly VRDNs (Buriot International, Inc.)/(PNC Bank, N.A. LOC)	3,450,000
1,680,000		Cleveland-Cuyahoga County, OH Port Authority, 2.00% Bonds (Rock & Roll Hall of Fame Museum)/(FSA INS), 12/1/2004	1,688,982
2,680,000		Columbiana County, OH, (Series 1999) Weekly VRDNs (Butech, Inc.)/(Key Bank, N.A. LOC)	2,680,000
965,000		Columbiana County, OH, IDRBs Weekly VRDNs (C & S Land Co. Project)/ (Bank One N.A. (Columbus) LOC)	965,000
1,000,000		Coshocton, OH, 1.75% BANs, 2/25/2005	1,004,447
1,390,000		Cuyahoga County, OH IDA Weekly VRDNs (Sure-Foot Industries, Inc.)/ (FirstMerit Bank, N.A. LOC)	1,390,000
2,100,000		Cuyahoga County, OH IDA, (Series 1997) Weekly VRDNs (Northstar Plastics, Inc.)/(Bank One N.A. (Columbus) LOC)	2,100,000
1,995,000		Cuyahoga County, OH IDA, (Series 1999) Weekly VRDNs (Kowalski Heat Treating Co.)/(FirstMerit Bank, N.A. LOC)	1,995,000
14,400,000		Cuyahoga County, OH, (Series 1999) Weekly VRDNs (National Terminal Apartments)/(Fleet National Bank LOC)	14,400,000
2,000,000		Cuyahoga County, OH, (Series 2003) Weekly VRDNs (Magnificat High School)/(Fifth Third Bank, Cincinnati LOC)	2,000,000
930,000		Delaware County, OH, IDRB (Series 1995) Weekly VRDNs (Air Waves, Inc. Project)/(Key Bank, N.A. LOC)	930,000
3,900,000		Dublin, OH City School District, 1.36% BANs, 10/14/2004	3,905,410
750,000		Dublin, OH, Industrial Development Refunding Revenue Bonds (Series 1997) Weekly VRDNs (Witco Corp.)/(Fleet National Bank LOC)	750,000
Principal Amount			Value
		SHORT-TERM MUNICIPALS--continued[1]
		Ohio--continued
$6,673,000		Euclid, OH, 2.00% BANs, 3/3/2005	$6,721,111
2,695,000		Franklin County, OH Hospital Facility Authority Weekly VRDNs (Traditions at Mill Run)/(Fifth Third Bank, Cincinnati LOC)	2,695,000
1,220,000		Franklin County, OH IDA Weekly VRDNs (Promark Electronics, Inc.)/(Bank One N.A. (Columbus) LOC)	1,220,000
1,860,000		Franklin County, OH IDA Weekly VRDNs (Unicorn Leasing Corp.)/(Fifth Third Bank, Cincinnati LOC)	1,860,000
2,230,000		Franklin County, OH IDA, (Series 1995) Weekly VRDNs (Fabcon LLC Project)/(Wells Fargo Bank Minnesota N.A. LOC)	2,230,000
2,000,000		Franklin County, OH Mortgage Revenue, (Series 2000F) Weekly VRDNs (Trinity Healthcare Credit Group)/(J.P. Morgan Chase Bank LIQ)	2,000,000
755,000		Franklin County, OH, Adjustable Rate Demand Economic Development Revenue Refunding Bonds (Series 1996) Weekly VRDNs (CPM Investments)/(Huntington National Bank, Columbus, OH LOC)	755,000
4,305,000		Hamilton County, OH, (Series 2001A) Weekly VRDNs (MLB Hilltop Health Facilities, Inc.)/(FirstMerit Bank, N.A. LOC)	4,305,000
1,000,000		Huber Heights, OH, IDR (Series 1999) Weekly VRDNs (Paxar Corp.)/(SunTrust Bank LOC)	1,000,000
1,500,000		Huber Heights, OH, 1.30% BANs, 4/1/2005	1,503,125
1,852,000		Huber Heights, OH, 1.50% BANs, 8/20/2004	1,852,624
635,000		Huber Heights, OH, IDRB (Series 1994) Weekly VRDNs (Lasermike, Inc. Project)/(Key Bank, N.A. LOC)	635,000
3,660,000		Kent, OH, 1.45% BANs, 11/24/2004	3,665,113
3,625,000		Keystone, OH Local School District, 1.75% BANs, 8/4/2004	3,630,775
2,665,000		Lake County, OH, (Series 1996) Weekly VRDNs (Apsco Properties Ltd.)/(Bank One N.A. (Columbus) LOC)	2,665,000
3,530,000		Lancaster, OH, 1.46% BANs, 9/10/2004	3,534,153
2,050,000		Lorain County, OH Weekly VRDNs (Ohio Metallurgical Service, Inc.)/ (FirstMerit Bank, N.A. LOC)	2,050,000
2,205,000		Lorain Port Authority, OH, (Series 1994) Weekly VRDNs (Spitzer Great Lakes Ltd., Inc.)/(Bank One N.A. (Columbus) LOC)	2,205,000
660,000		Lorain Port Authority, OH, Adjustable Rate Demand Port Development Refunding Revenue Bonds (Series 1996) Weekly VRDNs (Spitzer Project)/ (Bank One N.A. (Columbus) LOC)	660,000
8,305,000		Lorain Port Authority, OH, IDRB (Series 1996) Weekly VRDNs (Brush Engineered Materials, Inc.)/(National City Bank, Ohio LOC)	8,305,000
55,000		Lucas County, OH Weekly VRDNs (Sunshine Children's Home)/(National City Bank, Ohio LOC)	55,000
3,610,000		Mahoning County, OH Multifamily HFA Weekly VRDNs (International Towers, Inc.)/(PNC Bank, N.A. LOC)	3,610,000
Principal Amount			Value
		SHORT-TERM MUNICIPALS--continued[1]
		Ohio--continued
$2,585,000		Mansfield, OH, 1.55% BANs, 8/26/2004	$2,587,851
1,700,000		Marysville Exempted Village School District, OH, 1.45% BANs, 5/27/2004	1,700,381
2,957,000		Massillon, OH, 1.55% BANs, 12/8/2004	2,964,083
7,400,000		Medina County, OH, (Series 1997) Weekly VRDNs (Plaza 71 Associates Ltd.)/(WestLB AG LOC)	7,400,000
1,465,000		Medina County, OH, (Series 1998) Weekly VRDNs (Michael Day Enterprises)/(Key Bank, N.A. LOC)	1,465,000
1,990,000		Mentor, OH, (Series 1997) Weekly VRDNs (Risch Investments/Roll Kraft, Inc.)/(Key Bank, N.A. LOC)	1,990,000
5,000,000		Middletown, OH City School District, 1.75% BANs, 6/10/2004	5,003,257
2,450,000		Middletown, OH Weekly VRDNs (Bishop Fenwick High School)/(Bank One N.A. (Columbus) LOC)	2,450,000
5,995,000		North Ridgeville, OH, 1.43% BANs, 5/6/2004	5,995,145
2,425,000		Northwestern, OH, 1.55% BANs, 9/16/2004	2,427,703
3,025,000		Obetz, OH, 1.65% BANs, 12/6/2004	3,030,355
5,325,000		Ohio HFA Multifamily Housing, 1.40% TOBs (Lincoln Park Associates)/(Bank One N.A. (Columbus) LOC), Optional Tender 5/1/2004	5,325,000
315,000		Ohio HFA, MERLOTS (Series 2000 AA) Weekly VRDNs (GNMA COL)/ (Wachovia Bank N.A. LIQ)	315,000
215,000		Ohio HFA, Variable Rate Certificates (Series 2001-I) Weekly VRDNs (GNMA COL)/(Bank of America N.A. LIQ)	215,000
10,800,000		Ohio State Air Quality Development Authority, (Series 2001) Weekly VRDNs (PPG Industries, Inc.)	10,800,000
4,000,000		Ohio State Air Quality Development Authority, (Series 2001-A) Daily VRDNs (Cincinnati Gas & Electric Co.)/(Credit Lyonnais SA LOC)	4,000,000
2,000,000		Ohio State Higher Educational Facilities Commission, (Series A) Weekly VRDNs (John Carroll University, OH)/(Allied Irish Banks PLC LOC)	2,000,000
1,900,000		Ohio State Higher Educational Facilities Commission, Pooled Financing (Series 2003A) Weekly VRDNs (Fifth Third Bank, Cincinnati LOC)	1,900,000
2,000,000		Ohio State Water Development Authority, (Series 2002) Weekly VRDNs (PEL Technologies LLC)/(Key Bank, N.A. LOC)	2,000,000
4,950,000		Perrysburg, OH, 1.65% BANs, 5/27/2004	4,951,598
2,740,000		Pickaway County, OH IDA Weekly VRDNs (Crane Plastics)/(Bank One N.A. (Columbus) LOC)	2,740,000
1,050,000		Richland County, OH, 1.47% BANs, 9/9/2004	1,051,372
5,870,000		Stark County, OH IDR Weekly VRDNs (Shearer's Foods, Inc.)/(Bank One N.A. (Columbus) LOC)	5,870,000
900,000		Stark County, OH IDR, (Series 2004-1) 1.55% BANs, 11/15/2004	901,682
820,000		Stark County, OH IDR, IDRB (Series 1996) Weekly VRDNs (Foundations Systems and Anchors, Inc. Project)/(Bank One N.A. (Columbus) LOC)	820,000
Principal Amount			Value
		SHORT-TERM MUNICIPALS--continued[1]
		Ohio--continued
$860,000		Strongsville, OH Weekly VRDNs (Monarch Engraving, Inc.)/(FirstMerit Bank, N.A. LOC)	$860,000
715,000		Strongsville, OH, (Series 1994) Weekly VRDNs (Nutro Machinery Corp.)/(Huntington National Bank, Columbus, OH LOC)	715,000
4,350,000		Summit County, OH IDA Weekly VRDNs (Gardner Pie Co., Inc.)/(FirstMerit Bank, N.A. LOC)	4,350,000
300,000		Summit County, OH IDA, (Series 1997) Weekly VRDNs (Baker McMillen Co.)/(National City Bank, Ohio LOC)	300,000
1,530,000		Summit County, OH IDA, (Series 1997) Weekly VRDNs (Malco Products, Inc.)/(Bank One N.A. (Columbus) LOC)	1,530,000
1,985,000		Summit County, OH IDA, (Series 1998) Weekly VRDNs (Waldonia Investment)/(Key Bank, N.A. LOC)	1,985,000
1,380,000		Summit County, OH IDA, (Series 2000) Weekly VRDNs (McHale Group)/ (National City Bank, Ohio LOC)	1,380,000
3,635,000		Summit County, OH IDA, (Series 2001) Weekly VRDNs (AESCO, Inc.)/ (FirstMerit Bank, N.A. LOC)	3,635,000
465,000		Summit County, OH IDA, 2.00% TOBs (Universal Rack)/(National City Bank, Ohio LOC), Optional Tender 9/1/2004	465,000
700,000		Summit County, OH IDA, Adjustable Rate IDRBs (Series 1996) Weekly VRDNs (Fomo Products, Inc.)/(FirstMerit Bank, N.A. LOC)	700,000
233,000		Summit County, OH IDA, Bonds (Series 1994) Weekly VRDNs (Austin Printing Co., Inc.)/(Bank One N.A. (Columbus) LOC)	233,000
210,000		Summit County, OH IDA, IDRB (Series 1995) Weekly VRDNs (Cardtech Project (OH))/(Key Bank, N.A. LOC)	210,000
1,635,000		Summit County, OH IDA, Variable Rate IDRBs (Series 1998A) Weekly VRDNs (Wintek Ltd.)/(FirstMerit Bank, N.A. LOC)	1,635,000
5,470,000		Summit County, OH, River Valley Group (Series 2001) Weekly VRDNs (General Electric Capital Corp.)/(U.S. Bank N.A., Cincinnati LOC)	5,470,000
3,550,000		Toledo, OH City School District, MERLOTS (Series 2004-A15) Weekly VRDNs (FGIC INS)/(Wachovia Bank N.A. LIQ)	3,550,000
8,055,000		Toledo, OH, (Series 2003-2), 1.60% BANs, 5/20/2004	8,056,706
2,000,000		Toledo-Lucas County, OH Port Authority, Airport Development Revenue Bonds (Series 1996-1) Weekly VRDNs (Burlington Air Express, Inc.)/(ABN AMRO Bank NV, Amsterdam LOC)	2,000,000
1,000,000		Toledo-Lucas County, OH Port Authority, IDA Weekly VRDNs (Medusa Corp.)/(Wachovia Bank N.A. LOC)	1,000,000
2,900,000		Troy, OH, 1.64% BANs, 9/30/2004	2,907,020
700,000		Trumbull County, OH IDA, (Series 1989) Weekly VRDNs (McDonald Steel Corp.)/(PNC Bank, N.A. LOC)	700,000
1,075,000		Trumbull County, OH IDA, IDR Refunding Bonds (Series 1994) Weekly VRDNs (Churchill Downs, Inc.)/(Bank One N.A. (Columbus) LOC)	1,075,000
Principal Amount			Value
		SHORT-TERM MUNICIPALS--continued[1]
		Ohio--continued
$790,000		Tuscarawas County, OH, Adjustable Rate IDRBs (Series 1995) Weekly VRDNs (Primary Packaging, Inc.)/(FirstMerit Bank, N.A. LOC)	$790,000
5,100,000		Wapakoneta, OH, 1.60% BANs, 6/17/2004	5,101,287
8,465,000	[2]	Westerville, OH City School District, MERLOTS 2001-A34, 1.25% TOBs (MBIA Insurance Corp. INS)/(Wachovia Bank N.A. LIQ), Optional Tender 11/10/2004	8,465,000
860,000		Williams County, OH, Multi-Mode Variable Rate IDRBs (Series 1996) Weekly VRDNs (Allied Moulded Products, Inc.)/(Key Bank, N.A. LOC)	860,000
645,000		Willoughby City, OH, IDR Refunding Bonds (Series 1995A) Weekly VRDNs (Pine Ridge Shopping Center Co. Project)/(U.S. Bank N.A., Cincinnati LOC)	645,000
705,000		Willoughby City, OH, IDR Revenue Bonds (Series 1995 B) Weekly VRDNs (Pine Ridge Shopping Center Co. Project)/(U.S. Bank N.A., Cincinnati LOC)	705,000
695,000		Wood County, OH, (Series 1998) Weekly VRDNs (IMCO Carbide Tool, Inc.)/(Huntington National Bank, Columbus, OH LOC)	695,000
840,000		Wood County, OH, Williams Industries Service Inc, Project Weekly VRDNs (Williams Industrial Service, Inc.)/(Huntington National Bank, Columbus, OH LOC)	840,000
985,000		Wooster, OH, Health Care Facilities Revenue Bonds (Series 2003) Weekly VRDNs (West View Manor)/(Fifth Third Bank, Cincinnati LOC)	985,000

		TOTAL INVESTMENTS--99.8% (AT AMORTIZED COST)[3]	265,998,686

		OTHER ASSETS AND LIABILITIES -- NET--0.2%	656,482

		TOTAL NET ASSETS--100%	$266,655,168

Securities that are subject to the federal alternative minimum tax ("AMT") represent 41.8% of the portfolio as calculated based upon total portfolio market value.

1 The Fund may only invest in securities rated in one of the two highest short-term rating categories by nationally recognized statistical rating organizations ("NRSROs") or unrated securities of comparable quality. An NRSRO's two highest rating categories are determined without regard for sub-categories and gradations. For example, securities rated SP-1+, SP-1 or SP-2 by Standard & Poor's, MIG-1 or MIG-2 by Moody's Investors Service, or F-1+, F-1 or F-2 by Fitch Ratings, are all considered rated in one of the two highest short-term rating categories.

Securities rated in the highest short-term rating category (and unrated securities of comparable quality) are identified as First Tier securities. Securities rated in the second highest short-term rating category (and unrated securities of comparable quality) are identified as Second Tier securities. The Fund follows applicable regulations in determining whether a security is rated and whether a security rated by multiple NRSROs in different rating categories should be identified as a First or Second Tier security.

At April 30, 2004, the portfolio securities were rated as follows:

Tier Rating Percentages Based on Total Market Value

First Tier	Second Tier
100.0%	0.0%

2 Denotes a restricted security which is subject to restrictions on resale under federal securities laws. This security has been deemed liquid based upon criteria approved by the Fund's Board of Trustees. At April 30, 2004, this security amounted to $8,465,000 which represents 3.2% of total net assets.

3 Also represents cost for federal tax purposes.

Note: The categories of investments are shown as a percentage of total net assets at April 30, 2004.

The following acronyms are used throughout this portfolio:

BANs	--Bond Anticipation Notes
COL	--Collateralized
FGIC	--Financial Guaranty Insurance Company
FSA	--Financial Security Assurance
GNMA	--Government National Mortgage Association
HFA	--Housing Finance Authority
IDA	--Industrial Development Authority
IDR	--Industrial Development Revenue
IDRB(s)	--Industrial Development Revenue Bond(s)
INS	--Insured
LIQ	--Liquidity Agreement
LOC	--Letter of Credit
MERLOTS	--Municipal Exempt Receipts -- Liquidity Optional Tender Series
ROCs	--Reset Option Certificates
TOBs	--Tender Option Bonds
VRDNs	--Variable Rate Demand Notes

See Notes which are an integral part of the Financial Statements

Statement of Assets and Liabilities

April 30, 2004 (unaudited)

Assets:
Total investments in securities, at amortized cost and value		$265,998,686
Income receivable		993,954
Receivable for shares sold		100
Prepaid expenses		16,389

TOTAL ASSETS		267,009,129

Liabilities:
Payable for shares redeemed	$484
Income distribution payable	107,523
Payable to bank	192,628
Payable for transfer and dividend disbursing agent fees and expenses (Note 5)	22,279
Payable for distribution services fee (Note 5)	7,276
Payable for shareholder services fee (Note 5)	23,771

TOTAL LIABILITIES		353,961

Net assets for 266,655,828 shares outstanding		$266,655,168

Net Assets Consist of:
Paid in capital		$266,655,828
Accumulated net realized loss on investments		(457)
Distributions in excess of net investment income		(203)

TOTAL NET ASSETS		$266,655,168

Net Asset Value, Offering Price and Redemption Proceeds Per Share
Institutional Shares:
$141,590,363 ÷ 141,588,296 shares outstanding		$1.00

Institutional Service Shares:
$93,048,300 ÷ 93,047,471 shares outstanding		$1.00

Cash II Shares:
$32,016,505 ÷ 32,020,061 shares outstanding		$1.00

See Notes which are an integral part of the Financial Statements

Statement of Operations

Six Months Ended April 30, 2004 (unaudited)

Investment Income:
Interest			$1,980,410

Expenses:
Investment adviser fee (Note 5)		$660,423
Administrative personnel and services fee (Note 5)		131,919
Custodian fees		8,098
Transfer and dividend disbursing agent fees and expenses (Note 5)		47,289
Directors'/Trustees' fees		1,141
Auditing fees		6,780
Legal fees		4,647
Portfolio accounting fees (Note 5)		48,235
Distribution services fee--Cash II Shares (Note 5)		63,218
Shareholder services fee--Institutional Shares (Note 5)		199,578
Shareholder services fee--Institutional Service Shares (Note 5)		160,505
Shareholder services fee--Cash II Shares (Note 5)		52,682
Share registration costs		21,672
Printing and postage		13,727
Insurance premiums		874
Miscellaneous		532

TOTAL EXPENSES		1,421,320

Waivers (Note 5):
Waiver of investment adviser fee	$(95,796)
Waiver of administrative personnel and services fee	(6,109)
Waiver of transfer and dividend disbursing agent fees and expenses	(9,815)
Waiver of distribution services fee--Cash II Shares	(10,536)
Waiver of shareholder services fee--Institutional Shares	(199,578)
Waiver of shareholder services fee--Institutional Service Shares	(32,101)

TOTAL WAIVERS		(353,935)

Net expenses			1,067,385

Net investment income			913,025

Net realized gain on investments			22

Change in net assets resulting from operations			$913,047

See Notes which are an integral part of the Financial Statements

Statement of Changes in Net Assets

	Six Months Ended (unaudited) 4/30/2004	Year Ended 10/31/2003
Increase (Decrease) in Net Assets
Operations:
Net investment income	$913,025	$2,217,800
Net realized gain on investments	22	--

CHANGE IN NET ASSETS RESULTING FROM OPERATIONS	913,047	2,217,800

Distributions to Shareholders:
Distributions from net investment income
Institutional Shares	(556,339)	(1,218,000)
Institutional Service Shares	(316,069)	(786,191)
Cash II Shares	(41,062)	(213,367)

CHANGE IN NET ASSETS RESULTING FROM DISTRIBUTIONS TO SHAREHOLDERS	(913,470)	(2,217,558)

Share Transactions:
Proceeds from sale of shares	363,304,305	831,257,324
Net asset value of shares issued to shareholders in payment of distributions declared	188,906	618,597
Cost of shares redeemed	(431,218,266)	(818,414,476)

CHANGE IN NET ASSETS RESULTING FROM SHARE TRANSACTIONS	(67,725,055)	13,461,445

Change in net assets	(67,725,478)	13,461,687

Net Assets:
Beginning of period	334,380,646	320,918,959

End of period (including undistributed (distributions in excess of) net investment income of $(203) and $242, respectively)	$266,655,168	$334,380,646

See Notes which are an integral part of the Financial Statements

Notes to Financial Statements

April 30, 2004 (unaudited)

1. ORGANIZATION

Money Market Obligations Trust (the "Trust") is registered under the Investment Company Act of 1940, as amended (the "Act"), as an open-end management investment company. The Trust consists of 41 portfolios. The financial statements included herein are only those of Ohio Municipal Cash Trust (the "Fund"). The financial statements of the other portfolios are presented separately. The assets of each portfolio are segregated and a shareholder's interest is limited to the portfolio in which shares are held. The Fund offers three classes of shares: Institutional Shares, Institutional Service Shares and Cash II Shares. The investment objective of the Fund is to provide current income exempt from federal regular income tax and the personal income taxes imposed by the state of Ohio and Ohio municipalities consistent with stability of principal.

2. SIGNIFICANT ACCOUNTING POLICIES

The following is a summary of significant accounting policies consistently followed by the Fund in the preparation of its financial statements. These policies are in conformity with generally accepted accounting principles ("GAAP") in the United States of America.

Investment Valuation

The Fund uses the amortized cost method to value its portfolio securities in accordance with Rule 2a-7 under the Act.

Investment Income, Expenses and Distributions

Interest income and expenses are accrued daily. Distributions to shareholders are recorded on the ex-dividend date. The Fund offers multiple classes of shares, which differ in their respective distribution and service fees. All shareholders bear the common expenses of the Fund based on average daily net assets of each class, without distinction between share classes. Dividends are declared separately for each class. No class has preferential dividend rights; differences in per share dividend rates are generally due to differences in separate class expenses.

Premium and Discount Amortization

All premiums and discounts are amortized/accreted.

Federal Taxes

It is the Fund's policy to comply with the Subchapter M provision of the Internal Revenue Code (the "Code") and to distribute to shareholders each year substantially all of its income. Accordingly, no provision for federal tax is necessary.

When-Issued and Delayed Delivery Transactions

The Fund may engage in when-issued or delayed delivery transactions. The Fund records when-issued securities on the trade date and maintains security positions such that sufficient liquid assets will be available to make payment for the securities purchased. Securities purchased on a when-issued or delayed delivery basis are marked to market daily and begin earning interest on the settlement date. Losses may occur on these transactions due to changes in market conditions or the failure of counterparties to perform under the contract.

Restricted Securities

Restricted securities are securities that may only be resold upon registration under federal securities laws or in transactions exempt from such registration. Many restricted securities may be resold in the secondary market in transactions exempt from registration. In some cases, the restricted securities may be resold without registration upon exercise of a demand feature. Such restricted securities may be determined to be liquid under criteria established by the Board of Trustees (the "Trustees"). The Fund will not incur any registration costs upon such resales. Restricted securities are valued at amortized cost in accordance with Rule 2a-7 under the Act.

Use of Estimates

The preparation of financial statements in conformity with GAAP requires management to make estimates and assumptions that affect the amounts of assets, liabilities, expenses and revenues reported in the financial statements. Actual results could differ from those estimated.

Other

Investment transactions are accounted for on a trade date basis.

3. SHARES OF BENEFICIAL INTEREST

The Declaration of Trust permits the Trustees to issue an unlimited number of full and fractional shares of beneficial interest (without par value). At April 30, 2004, capital paid-in aggregated $266,655,828.

Transactions in shares were as follows:

	Six Months Ended 4/30/2004	Year Ended 10/31/2003
Institutional Shares:
Shares sold	137,335,560	322,788,356
Shares issued to shareholders in payment of distributions declared	59,633	207,746
Shares redeemed	(159,604,949)	(312,155,285)

NET CHANGE RESULTING FROM INSTITUTIONAL SHARE TRANSACTIONS	(22,209,756)	10,840,817

	Six Months Ended 4/30/2004	Year Ended 10/31/2003
Institutional Service Shares:
Shares sold	144,178,633	273,045,015
Shares issued to shareholders in payment of distributions declared	89,829	203,269
Shares redeemed	(176,204,308)	(255,546,962)

NET CHANGE RESULTING FROM INSTITUTIONAL SERVICE SHARE TRANSACTIONS	(31,935,846)	17,701,322

	Six Months Ended 4/30/2004	Year Ended 10/31/2003
Cash II Shares:
Shares sold	81,790,112	235,423,953
Shares issued to shareholders in payment of distributions declared	39,444	207,582
Shares redeemed	(95,409,009)	(250,712,229)

NET CHANGE RESULTING FROM CASH II SHARE TRANSACTIONS	(13,579,453)	(15,080,694)

NET CHANGE RESULTING FROM SHARE TRANSACTIONS	(67,725,055)	13,461,445

4. FEDERAL TAX INFORMATION

At October 31, 2003, the Fund had a capital loss carryforward of $479, which will reduce the Fund's taxable income arising from future net realized gains on investments, if any, to the extent permitted by the Code, and thus will reduce the amount of distributions to shareholders which would otherwise be necessary to relieve the Fund of any liability for federal tax. Pursuant to the Code, such capital loss carryforward will expire as follows:

Expiration Year	Expiration Amount
2005	$182

2006	$214

2007	$ 83

5. INVESTMENT ADVISER FEE AND OTHER TRANSACTIONS WITH AFFILIATES

Investment Adviser Fee

Federated Investment Management Company, the Fund's investment adviser (the "Adviser"), receives for its services an annual investment adviser fee equal to 0.40% of the Fund's average daily net assets. The Adviser may voluntarily choose to waive any portion of its fee. The Adviser can modify or terminate this voluntary waiver at any time at its sole discretion.

Administrative Fee

Federated Administrative Services ("FAS"), under the Administrative Services Agreement, provides the Fund with administrative personnel and services. The fee paid to FAS is based on the average aggregate daily net assets of all Federated funds as specified below:

Maximum Administrative Fee	Average Aggregate Daily Net Assets of the Federated Funds
0.150%	on the first $5 billion
0.125%	on the next $5 billion
0.100%	on the next $10 billion
0.075%	on assets in excess of $20 billion

The administrative fee received during any fiscal year shall be at least $150,000 per portfolio and $40,000 per each additional class of Shares. FAS may voluntarily choose to waive any portion of its fee. FAS can modify or terminate this voluntary waiver at any time at its sole discretion.

Distribution Services Fee

The Fund has adopted a Distribution Plan (the "Plan") pursuant to Rule 12b-1 under the Act. Under the terms of the Plan, the Fund will compensate Federated Securities Corp. ("FSC"), the principal distributor, from the net assets of the Fund to finance activities intended to result in the sale of the Fund's Cash II Shares. The Plan provides that the Fund may incur distribution expenses up to 0.30% of the average daily net assets of Cash II Shares, annually, to compensate FSC. FSC may voluntarily choose to waive any portion of its fee. FSC can modify or terminate this voluntary waiver at any time at its sole discretion.

Shareholder Services Fee

Under the terms of a Shareholder Services Agreement with Federated Shareholder Services Company ("FSSC"), the Fund will pay FSSC up to 0.25% of the average daily net assets of the Fund's Institutional Shares, Institutional Service Shares and Cash II Shares for the period. The fee paid to FSSC is used to finance certain services for shareholders and to maintain shareholder accounts. FSSC may voluntarily choose to waive any portion of its fee. FSSC can modify or terminate this voluntary waiver at any time at its sole discretion.

Transfer and Dividend Disbursing Agent Fees and Expenses

Federated Services Company ("FServ"), through its subsidiary FSSC, serves as transfer and dividend disbursing agent for the Fund. The fee paid to FSSC is based on the size, type and number of accounts and transactions made by shareholders. FSSC may voluntarily choose to waive any portion of its fee. FSSC can modify or terminate this voluntary waiver at any time at its sole discretion.

Portfolio Accounting Fees

Prior to January 1, 2004, FServ maintained the Fund's accounting records for which it received a fee. The fee was based on the level of the Fund's average daily net assets for the period, plus out-of-pocket expenses. The fee paid to FServ during the reporting period was $15,661, after voluntary waiver, if applicable.

Interfund Transactions

During the six months ended April 30, 2004, the Fund engaged in purchase and sale transactions with funds that have a common investment adviser (or affiliated investment advisers), common Directors/Trustees, and /or common Officers. These purchase and sale transactions complied with Rule 17a-7 under the Act and amounted to $161,560,000 and $257,190,000, respectively.

General

Certain of the Officers and Trustees of the Trust are Officers and Directors or Trustees of the above companies.

6. CONCENTRATION OF CREDIT RISK

Since the Fund invests a substantial portion of its assets in issuers located in one state, it will be more susceptible to factors adversely affecting issuers of that state than would be a comparable tax-exempt mutual fund that invests nationally. In order to reduce the credit risk associated with such factors, at April 30, 2004, 61.6% of the securities in the portfolio of investments were backed by letters of credit or bond insurance of various financial institutions and financial guaranty assurance agencies. The percentage of investments insured by or supported (backed) by a letter of credit from any one institution or agency did not exceed 11.2% of total investments.

7. LEGAL PROCEEDINGS

In October 2003, Federated Investors, Inc. and various subsidiaries thereof (including the advisers and distributor for various investment companies, collectively, "Federated"), along with various investment companies sponsored by Federated ("Funds"), were named as defendants in several class action lawsuits now pending in the United States District Court for the District of Maryland seeking damages of unspecified amounts. The lawsuits were purportedly filed on behalf of people who purchased, owned and/or redeemed shares of Federated-sponsored mutual funds during specified periods beginning November 1, 1998. The suits are generally similar in alleging that Federated engaged in illegal and improper trading practices including market timing and late trading in concert with certain institutional traders, which allegedly caused financial injury to the mutual fund shareholders. The Board of the Funds has retained the law firm of Dickstein Shapiro Morin & Oshinsky LLP to represent the Funds in these lawsuits. Federated and the Funds, and their respective counsel, are reviewing the allegations and will respond appropriately. Additional lawsuits based upon similar allegations have been filed, and others may be filed in the future. Although Federated does not believe that these lawsuits will have a material adverse effect on the Funds, there can be no assurance that these suits, the ongoing adverse publicity and/or other developments resulting from related regulatory investigations will not result in increased Fund redemptions, reduced sales of Fund shares, or other adverse consequences for the Funds.

Mutual funds are not bank deposits or obligations, are not guaranteed by any bank, and are not insured or guaranteed by the U.S. government, the Federal Deposit Insurance Corporation, the Federal Reserve Board, or any other government agency. Investment in mutual funds involves investment risk, including the possible loss of principal. Although money market funds seek to preserve the value of your investments at $1.00 per share, it is possible to lose money by investing in these funds.

This report is authorized for distribution to prospective investors only when preceded or accompanied by the Fund's prospectus, which contains facts concerning its objective and policies, management fees, expenses, and other information.

VOTING PROXIES ON FUND PORTFOLIO SECURITIES

A description of the policies and procedures that the Fund uses to determine how to vote proxies relating to securities held in the Fund's portfolio is available, without charge and upon request, by calling 1-800-341-7400. This information is also available from the EDGAR database on the SEC's Internet site at http://www.sec.gov.

IMPORTANT NOTICE ABOUT FUND DOCUMENT DELIVERY

In an effort to reduce costs and avoid duplicate mailings, the Fund(s) intend to deliver a single copy of certain documents to each household in which more than one shareholder of the Fund(s) resides (so-called "householding"), as permitted by applicable rules. The Fund's "householding" program covers its/their Prospectus and Statement of Additional Information, and supplements to each, as well as Semi-Annual and Annual Shareholder Reports and any Proxies or information statements. Shareholders must give their written consent to participate in the "householding" program. The Fund is also permitted to treat a shareholder as having given consent ("implied consent") if (i) shareholders with the same last name, or believed to be members of the same family, reside at the same street address or receive mail at the same post office box, (ii) the Fund gives notice of its intent to "household" at least sixty (60) days before it begins "householding" and (iii) none of the shareholders in the household have notified the Fund(s) or their agent of the desire to "opt out" of "householding." Shareholders who have granted written consent, or have been deemed to have granted implied consent, can revoke that consent and opt out of "householding" at any time: shareholders who purchased shares through an intermediary should contact their representative; other shareholders may call the Fund at 1-800-341-7400.

Federated Investors
World-Class Investment Manager

Ohio Municipal Cash Trust
Federated Investors Funds
5800 Corporate Drive
Pittsburgh, PA 15237-7000
www.federatedinvestors.com

Contact us at 1-800-341-7400 or
www.federatedinvestors.com/contact

Federated Securities Corp., Distributor

Cusip 60934N427
Cusip 60934N393
Cusip 60934N419

Federated is a registered mark of Federated Investors, Inc. 2004 ©Federated Investors, Inc.

2052903 (6/04)

Federated Investors
World-Class Investment Manager

Pennsylvania Municipal Cash Trust

A Portfolio of Money Market Obligations Trust

SEMI-ANNUAL SHAREHOLDER REPORT

April 30, 2004

Institutional Shares
Institutional Service Shares
Cash Series Shares

FINANCIAL HIGHLIGHTS

FINANCIAL STATEMENTS

VOTING PROXIES ON FUND PORTFOLIO SECURITIES

NOT FDIC INSURED * MAY LOSE VALUE * NO BANK GUARANTEE

Financial Highlights -- Institutional Shares

(For a Share Outstanding Throughout Each Period)

	Six Months Ended (unaudited)	Year Ended October 31,
	4/30/2004	2003	2002	2001	2000	1999
Net Asset Value, Beginning of Period	$1.00	$1.00	$1.00	$1.00	$1.00	$1.00
Income From Investment Operations:
Net investment income	0.004	0.009	0.014	0.030	0.037	0.029
Net realized gain (loss) on investments	0.000 [1]	(0.000)[1]	(0.000)[1]	--	--	--

TOTAL FROM INVESTMENT OPERATIONS	0.004	0.009	0.014	0.030	0.037	0.029

Less Distributions:
Distributions from net investment income	(0.004)	(0.009)	(0.014)	(0.030)	(0.037)	(0.029)

Net Asset Value, End of Period	$1.00	$1.00	$1.00	$1.00	$1.00	$1.00

Total Return[2]	0.36%	0.89%	1.37%	3.04%	3.77%	2.94%

Ratios to Average Net Assets:

Expenses	0.45%[3]	0.45%	0.45%	0.45%	0.45%	0.45%

Net investment income	0.73%[3]	0.89%	1.36%	2.86%	3.67%	2.92%

Expense waiver/reimbursement[4]	0.46%[3]	0.45%	0.44%	0.46%	0.45%	0.45%

Supplemental Data:

Net assets, end of period (000 omitted)	$148,961	$184,327	$174,634	$194,371	$114,180	$135,032

1 Represents less than $0.001.

2 Based on net asset value, which does not reflect the sales charge or contingent deferred sales charge, if applicable.

3 Computed on an annualized basis.

4 This voluntary expense decrease is reflected in both the expense and the net investment income ratios shown above.

See Notes which are an integral part of the Financial Statements

Financial Highlights -- Institutional Service Shares

(For a Share Outstanding Throughout Each Period)

	Six Months Ended (unaudited)	Year Ended October 31,
	4/30/2004	2003	2002	2001	2000	1999
Net Asset Value, Beginning of Period	$1.00	$1.00	$1.00	$1.00	$1.00	$1.00
Income From Investment Operations:
Net investment income	0.003	0.007	0.012	0.028	0.035	0.027
Net realized gain (loss) on investments	0.000 [1]	(0.000)[1]	(0.000)[1]	--	--	--

TOTAL FROM INVESTMENT OPERATIONS	0.003	0.007	0.012	0.028	0.035	0.027

Less Distributions:
Distributions from net investment income	(0.003)	(0.007)	(0.012)	(0.028)	(0.035)	(0.027)

Net Asset Value, End of Period	$1.00	$1.00	$1.00	$1.00	$1.00	$1.00

Total Return[2]	0.26%	0.69%	1.17%	2.84%	3.56%	2.73%

Ratios to Average Net Assets:

Expenses	0.65%[3]	0.65%	0.65%	0.65%	0.65%	0.65%

Net investment income	0.53%[3]	0.69%	1.16%	2.81%	3.47%	2.68%

Expense waiver/reimbursement[4]	0.26%[3]	0.25%	0.24%	0.26%	0.25%	0.25%

Supplemental Data:

Net assets, end of period (000 omitted)	$252,446	$215,764	$280,273	$253,373	$248,370	$253,339

1 Represents less than $0.001.

2 Based on net asset value, which does not reflect the sales charge or contingent deferred sales charge, if applicable.

3 Computed on an annualized basis.

4 This voluntary expense decrease is reflected in both the expense and the net investment income ratios shown above.

See Notes which are an integral part of the Financial Statements

Financial Highlights -- Cash Series Shares

(For a Share Outstanding Throughout Each Period)

	Six Months Ended (unaudited)	Year Ended October 31,
	4/30/2004	2003	2002	2001	2000	1999
Net Asset Value, Beginning of Period	$1.00	$1.00	$1.00	$1.00	$1.00	$1.00
Income From Investment Operations:
Net investment income	0.001	0.003	0.008	0.024	0.031	0.023
Net realized gain (loss) from investments	0.000 [1]	(0.000)[1]	(0.000)[1]	--	--	--

TOTAL FROM INVESTMENT OPERATIONS	0.001	0.003	0.008	0.024	0.031	0.023

Less Distributions:
Distributions from net investment income	(0.001)	(0.003)	(0.008)	(0.024)	(0.031)	(0.023)

Net Asset Value, End of Period	$1.00	$1.00	$1.00	$1.00	$1.00	$1.00

Total Return[2]	0.06%	0.29%	0.76%	2.43%	3.15%	2.32%

Ratios to Average Net Assets:

Expenses	1.05%[3]	1.04%	1.05%	1.05%	1.05%	1.05%

Net investment income	0.13%[3]	0.30%	0.76%	2.39%	3.12%	2.28%

Expense waiver/reimbursement[4]	0.26%[3]	0.26%	0.24%	0.26%	0.25%	0.25%

Supplemental Data:

Net assets, end of period (000 omitted)	$43,033	$53,929	$61,513	$62,614	$54,142	$43,292

1 Represents less than $0.001.

2 Based on net asset value, which does not reflect the sales charge or contingent deferred sales charge, if applicable.

3 Computed on an annualized basis.

4 This voluntary expense decrease is reflected in both the expense and the net investment income ratios shown above.

See Notes which are an integral part of the Financial Statements

Portfolio of Investments

April 30, 2004 (unaudited)

Principal Amount			Value
		SHORT-TERM MUNICIPALS--99.7%[1]
		Pennsylvania--99.7%
$6,000,000		ABN AMRO MuniTOPS Certificates Trust (Pennsylvania Non-AMT)/ (Series 2003-24), Weekly VRDNs (Philadelphia, PA, School District)/(FSA INS)/(ABN AMRO Bank NV, Amsterdam LIQ)	$6,000,000
2,865,000		Adams County, PA IDA, (Series 1999C), Weekly VRDNs (Martin Limestone, Inc.)/(Manufacturers & Traders Trust Co., Buffalo, NY LOC)	2,865,000
3,385,000		Adams County, PA IDA, (Series 2002), Weekly VRDNs (Agricultural Commodities, Inc.)/(Manufacturers & Traders Trust Co., Buffalo, NY LOC)	3,385,000
9,180,000		Adams County, PA IDA, (Series 2002), Weekly VRDNs (Wellspan Properties, Inc.)/(AMBAC INS)/(Allied Irish Banks PLC LIQ)	9,180,000
6,315,000		Adams County, PA IDA, (Series A of 1999), Weekly VRDNs (Valley Quarries, Inc.)/(Manufacturers & Traders Trust Co., Buffalo, NY LOC)	6,315,000
2,050,000		Adams County, PA IDA, (Series B of 1999), Weekly VRDNs (Valley Quarries, Inc.)/(Manufacturers & Traders Trust Co., Buffalo, NY LOC)	2,050,000
11,475,000		Allegheny County, PA HDA, (Series 2001B), Weekly VRDNs (Covenant at South Hills)/(Key Bank, N.A. LOC)	11,475,000
4,000,000		Allegheny County, PA HDA, (Series A of 2000), 1.15% TOBs (South Hills Health System)/(PNC Bank, N.A. LOC), Mandatory Tender 6/1/2004	4,000,000
2,000,000		Allegheny County, PA HDA, Variable Rate Demand Hospital Revenue Bonds (Series B of 1998), 1.10% TOBs (South Hills Health System)/(PNC Bank, N.A. LOC), Mandatory Tender 4/1/2005	2,000,000
4,000,000		Allegheny County, PA IDA, (Series 2002), 1.15% TOBs (Our Lady of the Sacred Heart High School)/(PNC Bank, N.A. LOC), Mandatory Tender 6/1/2004	4,000,000
5,000,000		Allegheny County, PA IDA, (Series of 2002), Weekly VRDNs (Carnegie Museums of Pittsburgh)/(Citizens Bank of Pennsylvania LOC)	5,000,000
875,000		Berks County, PA IDA, Weekly VRDNs (ADC Quaker Maid Meats)/(Wachovia Bank N.A. LOC)	875,000
840,000		Berks County, PA IDA, (Series 1995), Weekly VRDNs (Grafika Commercial Printing, Inc.)/(Wachovia Bank N.A. LOC)	840,000
4,000,000		Berks County, PA IDA, (Series 1998), Weekly VRDNs (Eastern Industries, Inc.)/(Manufacturers & Traders Trust Co., Buffalo, NY LOC)	4,000,000
2,000,000		Bethel Park, PA, 1.89% TRANs, 12/31/2004	2,008,446
2,500,000		Boyertown, PA Area School District, 1.50% TRANs, 6/30/2004	2,501,541
760,000		Bucks County, PA IDA Weekly VRDNs (Double H Plastics, Inc.)/(Wachovia Bank N.A. LOC)	760,000
1,505,000		Bucks County, PA IDA Weekly VRDNs (Pennsylvania Associates)/(Wachovia Bank N.A. LOC)	1,505,000
1,775,000		Butler County, PA IDA, (Series 1994), Weekly VRDNs (Lue-Rich Holding Co., Inc.)/(Lasalle Bank, N.A. LOC)	1,775,000
2,200,000		Butler County, PA IDA, (Series 1996 A), Weekly VRDNs (Armco, Inc.)/(Fifth Third Bank, Cincinnati LOC)	2,200,000
Principal Amount			Value
		SHORT-TERM MUNICIPALS--continued[1]
		Pennsylvania--continued
$6,500,000		Butler County, PA IDA, (Series 2000A), Weekly VRDNs (Concordia Lutheran Ministries)/(Radian Asset Assurance INS)/(Fleet National Bank LIQ)	$6,500,000
5,185,000		Butler County, PA IDA, (Series 2000B), 1.10% TOBs (Concordia Lutheran Ministries)/(Radian Asset Assurance INS)/(Fleet National Bank LIQ), Mandatory Tender 8/1/2004	5,185,000
4,875,000		Butler County, PA IDA, 1.15% TOBs (Concordia Lutheran Ministries)/(Radian Asset Assurance INS)/(Fleet National Bank LIQ), Mandatory Tender 10/1/2004	4,875,000
3,670,000		Butler County, PA IDA, IDRBs (Series 1997), Weekly VRDNs (Wise Business Forms, Inc.)/(SouthTrust Bank of Alabama, Birmingham LOC)	3,670,000
10,700,000		Carbon County, PA IDA, 2.00% RANs (Horsehead Resource Development, Inc.)/(J.P. Morgan Chase Bank LOC), 12/11/2004	10,700,000
4,335,000		Chester County, PA IDA, (Series 2000A), Weekly VRDNs (Innovative Solutions and Support, Inc.)/(PNC Bank, N.A. LOC)	4,335,000
5,050,000		Chester County, PA IDA, (Series A of 2000), Weekly VRDNs (Devault Packing Co., Inc.)/(Fleet National Bank LOC)	5,050,000
1,000,000		Chester County, PA IDA, (Series of 2003), Weekly VRDNs (West Chester University)/(Citizens Bank of Pennsylvania LOC)	1,000,000
10,000,000		Commonwealth of Pennsylvania, Floater Certificates (Series 2001-696), Weekly VRDNs (FSA INS)/(Morgan Stanley LIQ)	10,000,000
1,595,000		Cumberland County, PA IDA, (Series 2001), Weekly VRDNs (Industrial Harness Co.)/(Wachovia Bank N.A. LOC)	1,595,000
200,000		Cumberland County, PA IDA, Industrial Development Bonds (Series 1994), Weekly VRDNs (Lane Enterprises, Inc. Project)/(Wachovia Bank N.A. LOC)	200,000
16,000,000		Dauphin County, PA General Authority, (Education and Health Loan Program, Series 1997), Weekly VRDNs (AMBAC INS)/(J.P. Morgan Chase Bank LIQ)	16,000,000
1,600,000		Dauphin County, PA IDA, (Series 1998-A), Weekly VRDNs (Key Ingredients, Inc.)/(Citibank NA, New York LOC)	1,600,000
3,725,000		Dauphin County, PA IDA, (Series 2000), Weekly VRDNs (Consolidated Scrap Resources, Inc.)/(Manufacturers & Traders Trust Co., Buffalo, NY LOC)	3,725,000
4,645,000		Dauphin County, PA IDA, Variable Rate Economic Development Revenue Bonds (Series 1998-B), Weekly VRDNs (Key Ingredients, Inc.)/(Citibank N.A., New York LOC)	4,645,000
13,915,000		East Hempfield Township, PA IDA, (Series of 1997), Weekly VRDNs (Mennonite Home)/(Manufacturers & Traders Trust Co., Buffalo, NY LOC)	13,915,000
19,760,000		Erie County, PA Hospital Authority Weekly VRDNs (St. Vincent Health System)/(Manufacturers & Traders Trust Co., Buffalo, NY LOC)	19,760,000
685,000		Erie County, PA IDA Weekly VRDNs (SIPCO Molding Technologies, Inc.)/(National City Bank, Pennsylvania LOC)	685,000
9,700,000		Erie County, PA, 1.75% TRANs, 12/15/2004	9,720,909
10,000,000		Erie, PA City School District, 1.75% TRANs, 6/30/2004	10,010,561
2,900,000		Franconia Township, PA IDA, (Series 1997A), Weekly VRDNs (Asher's Chocolates)/(Commerce Bank N.A., Cherry Hill, NJ LOC)	2,900,000
Principal Amount			Value
		SHORT-TERM MUNICIPALS--continued[1]
		Pennsylvania--continued
$1,795,000		Gettysburg Area IDA, (Series A of 1998), Weekly VRDNs (Hanover Lantern, Inc.)/(Manufacturers & Traders Trust Co., Buffalo, NY LOC)	$1,795,000
1,575,000		Greene County, PA IDA, (Series 1999), Weekly VRDNs (CWS Co., Inc.)/(Huntington National Bank, Columbus, OH LOC)	1,575,000
9,700,000		Horizon Hospital System Authority, PA, (Series 2002), Weekly VRDNs (St. Paul Homes)/(Manufacturers & Traders Trust Co., Buffalo, NY LOC)	9,700,000
835,000		Huntingdon County, PA IDA, (Series A), Weekly VRDNs (Bonney Forge Corp.)/(Wachovia Bank N.A. LOC)	835,000
1,865,000		Jackson Township, PA IDA, (Series A of 1999), Weekly VRDNs (Aerial Innovations, Inc.)/(Manufacturers & Traders Trust Co., Buffalo, NY LOC)	1,865,000
2,500,000		Lancaster, PA IDA, (1988 Series C), Weekly VRDNs (Henry Molded Products, Inc.)/ (Manufacturers & Traders Trust Co., Buffalo, NY LOC)	2,500,000
1,065,000		Lancaster, PA IDA, (1998 Series A), Weekly VRDNs (Henry Molded Products, Inc.)/ (Manufacturers & Traders Trust Co., Buffalo, NY LOC)	1,065,000
3,220,000		Lancaster, PA IDA, (Series A of 2001), Weekly VRDNs (Student Lodging and Student Services)/(Fulton Bank LOC)	3,220,000
5,000,000		Lancaster, PA IDA, (Series B of 2000), Weekly VRDNs (Garden Spot Village)/(SunTrust Bank LOC)	5,000,000
480,000		Lawrence County, PA IDA, (Series 2003), Weekly VRDNs (Villa Maria Retirement Center)/(Allied Irish Banks PLC LOC)	480,000
2,545,000		Lebanon County, PA Health Facilities Authority, (Series 1999), Weekly VRDNs (United Church of Christ Homes, Inc.)/(Manufacturers & Traders Trust Co., Buffalo, NY LOC)	2,545,000
3,465,000		Lehigh County, PA IDA, (Series of 2000), Weekly VRDNs (P.R.E. USA, Inc./Suntuf 2000, Inc.)/(Wachovia Bank N.A. LOC)	3,465,000
1,000,000		Lehigh County, PA IDA, Variable Rate Demand Revenue Bonds (Series 1997), Weekly VRDNs (American Manufacturing Co., Inc.)/(Mellon Bank N.A., Pittsburgh LOC)	1,000,000
6,120,000		McKean County, PA IDA, (Series 1997), Weekly VRDNs (Keystone Powdered Metal Co.)/(PNC Bank, N.A. LOC)	6,120,000
300,000		Montgomery County, PA IDA, (Series 1992), Weekly VRDNs (RJI LP)/(Wachovia Bank N.A. LOC)	300,000
1,270,000		Montgomery County, PA IDA, (Series 1997), Weekly VRDNs (Palmer International, Inc.)/(Citizens Bank of Pennsylvania LOC)	1,270,000
16,000,000		Montgomery County, PA IDA, (Series 2000), Weekly VRDNs (Lonza, Inc.)/(Deutsche Bank AG LOC)	16,000,000
390,000		Montgomery County, PA IDA, (Series A) Weekly VRDNs (Vari Corp.)/(Manufacturers & Traders Trust Co., Buffalo, NY LOC)	390,000
3,350,000		Montgomery County, PA IDA, (Series C), Weekly VRDNs (Vari Corp.)/(Manufacturers & Traders Trust Co., Buffalo, NY LOC)	3,350,000
3,945,000		Moon Township, PA IDA Weekly VRDNs (Airport Hotel Associates)/(National City Bank, Pennsylvania LOC)	3,945,000
1,802,000		Northampton County, PA IDA, (Series 1997), Weekly VRDNs (Ultra-Poly Corp.)/(PNC Bank, N.A. LOC)	1,802,000
Principal Amount			Value
		SHORT-TERM MUNICIPALS--continued[1]
		Pennsylvania--continued
$3,850,000		Northampton County, PA IDA, (Series 2001), Weekly VRDNs (Nazareth Realty LLC)/(Fleet National Bank LOC)	$3,850,000
1,400,000		Pennsylvania EDFA Weekly VRDNs (Industrial Scientific Corp.)/(Mellon Bank N.A., Pittsburgh LOC)	1,400,000
50,000		Pennsylvania EDFA Weekly VRDNs (ProMinent Fluid)/(PNC Bank, N.A. LOC)	50,000
700,000		Pennsylvania EDFA, (1995 Series D2), Weekly VRDNs (ARCO Enterprises, Inc./Ronald L. Repasky, Sr. Project)/(PNC Bank, N.A. LOC)	700,000
9,000,000		Pennsylvania EDFA, (Sereis 2001A), Weekly VRDNs (Reliant Energy Seward LLC)/(WestLB AG LOC)	9,000,000
2,640,000		Pennsylvania EDFA, (Series 1998A), Weekly VRDNs (Fourth Generation Realty LLC)/(PNC Bank, N.A. LOC)	2,640,000
5,000,000		Pennsylvania EDFA, (Series 2000), Weekly VRDNs (Merck & Co., Inc.)	5,000,000
3,315,000		Pennsylvania EDFA, (Series 2000-F1), Weekly VRDNs (Topcraft Precision Molders, Inc.)/(Wachovia Bank N.A. LOC)	3,315,000
2,555,000		Pennsylvania EDFA, (Series 2000-F2), Weekly VRDNs (HFH Realty Associates L.P. and PreBLEND Products, Inc.)/(Wachovia Bank N.A. LOC)	2,555,000
10,360,000		Pennsylvania HFA, (Series 2002-JPMC-1), Weekly VRDNs (J.P. Morgan Chase & Co. LIQ)	10,360,000
12,295,000		Pennsylvania HFA, MERLOTS (Series 1997K), Weekly VRDNs (Wachovia Bank N.A. LIQ)	12,295,000
11,645,000	[2]	Pennsylvania HFA, PT-149, 1.15% TOBs (BNP Paribas SA LIQ), Optional Tender 8/19/2004	11,645,000
12,100,000		Pennsylvania HFA, Variable Rate Certificates (Series 1999-65A), Weekly VRDNs (Bank of America N.A. LIQ)	12,100,000
4,000,000		Pennsylvania State Higher Education Assistance Agency, (Series 2003 A-1), Weekly VRDNs (AMBAC INS)/(Dexia Bank, Belgium LIQ)	4,000,000
4,600,000		Pennsylvania State Higher Education Facilities Authority, (PT-802), Weekly VRDNs (Phoenixville Hospital)/(Merrill Lynch & Co., Inc. LIQ)/(Merrill Lynch & Co., Inc. LOC)	4,600,000
3,255,000		Pennsylvania State Higher Education Facilities Authority, (Series 2002B), Weekly VRDNs (Holy Family College)/(Commerce Bank N.A., Cherry Hill, NJ LOC)	3,255,000
2,000,000		Pennsylvania State Higher Education Facilities Authority, (Series B1), 1.125% TOBs (Allentown College of St. Francis de Sales)/(PNC Bank, N.A. LOC), Mandatory Tender 11/1/2004	2,000,000
1,500,000		Pennsylvania State Higher Education Facilities Authority, (Series H2), 1.20% TOBs (Cedar Crest College)/(PNC Bank, N.A. LOC), Mandatory Tender 5/1/2004	1,500,000
2,000,000		Pennsylvania State Higher Education Facilities Authority, (Series I-2), 1.125% TOBs (Mercyhurst College)/(PNC Bank, N.A. LOC), Mandatory Tender 11/1/2004	2,000,000
3,000,000		Pennsylvania State Higher Education Facilities Authority, (Series I-3), 1.125% TOBs (Messiah College)/(Allied Irish Banks PLC LOC), Mandatory Tender 11/1/2004	3,000,000
Principal Amount			Value
		SHORT-TERM MUNICIPALS--continued[1]
		Pennsylvania--continued
$3,100,000		Pennsylvania State Higher Education Facilities Authority, (Series J4), 1.20% TOBs (Waynesburg College)/(PNC Bank, N.A. LOC), Mandatory Tender 5/1/2004	$3,100,000
1,000,000		Pennsylvania State Higher Education Facilities Authority, (Series M-1), Weekly VRDNs (American College)/(Commerce Bank N.A., Cherry Hill, NJ LOC)	1,000,000
2,000,000		Pennsylvania State Higher Education Facilities Authority, (Series M-3), 1.10% TOBs (York College of Pennsylvania)/(Manufacturers & Traders Trust Co., Buffalo, NY LOC), Mandatory Tender 11/1/2004	2,000,000
3,215,000		Pennsylvania State Higher Education Facilities Authority, ROCs (Series 1018), Weekly VRDNs (AMBAC INS)/(Citigroup Global Markets Holdings, Inc. LIQ)	3,215,000
2,000,000		Perkiomen Valley School District, PA, 1.50% TRANs, 6/30/2004	2,001,299
4,500,000		Philadelphia, PA IDA Weekly VRDNs (30th Street Ltd. LP)/(MBIA Insurance Corp. INS)/(Bank of New York LIQ)	4,500,000
3,500,000		Philadelphia, PA Hospitals & Higher Education Facilities Authority, (Series 2003), Weekly VRDNs (Thomas Jefferson University Hospital)/(Commerce Bank N.A., Cherry Hill, NJ LOC)	3,500,000
7,570,000	[2]	Philadelphia, PA Redevelopment Authority, MERLOTS (Series 2002-A27), 1.25% TOBs (FGIC INS)/(Wachovia Bank N.A. LIQ), Optional Tender 11/10/2004	7,570,000
2,000,000	[2]	Philadelphia, PA Water & Wastewater System, Floater Certificates (Series 2001-773), 1.10% TOBs (FGIC INS)/(Morgan Stanley LIQ), Optional Tender 3/31/2005	2,000,000
2,000,000		Red Lion, PA Area School District, 1.50% TRANs, 6/30/2004	2,001,233
7,250,000		Schuylkill County, PA IDA, (Series 2000), Weekly VRDNs (Fabcon East Corp. LLC)/(Wells Fargo Bank Minnesota N.A. LOC)	7,250,000
2,900,000		Scranton-Lackawanna, PA Health & Welfare Authority, MERLOTS (Series 2002-A18), Weekly VRDNs (University of Scranton)/(AMBAC INS)/(Wachovia Bank N.A. LIQ)	2,900,000
7,620,000		Southcentral Pennsylvania General Authority, (Series 2003), Weekly VRDNs (AMBAC INS)/(RBC Centura Bank LIQ)	7,620,000
7,865,000		Washington County, PA Hospital Authority, (Series 2001B), 1.05% TOBs (Washington Hospital, PA)/(PNC Bank, N.A. LOC), Optional Tender 7/1/2004	7,865,000
5,000,000		Waynesboro, PA Area School District, 1.80% TRANs, 6/30/2004	5,004,737
650,000		West Cornwall Township, PA Municipal Authority, Revenue Bonds (Series 1995), Weekly VRDNs (Lebanon Valley Brethern Home Project (PA))/(Wachovia Bank N.A. LOC)	650,000
3,300,000		York County, PA IDA, (Series A of 2000), Weekly VRDNs (UL Holdings)/(Manufacturers & Traders Trust Co., Buffalo, NY LOC)	3,300,000
Principal Amount			Value
		SHORT-TERM MUNICIPALS--continued[1]
		Pennsylvania--continued
$2,500,000		York County, PA IDA, Limited Obligation Revenue Bonds (Series 1997), Weekly VRDNs (Metal Exchange Corp.)/(Comerica Bank LOC)	$2,500,000
2,750,000		York County, PA IDA, Variable Rate Demand Limited Obligation Revenue Bonds (Series 1996), Weekly VRDNs (Metal Exchange Corp.)/(Comerica Bank LOC)	2,750,000

		TOTAL INVESTMENTS--99.7% (AT AMORTIZED COST)[3]	443,020,726

		OTHER ASSETS AND LIABILITIES - NET--0.3%	1,419,700

		TOTAL NET ASSETS--100%	$444,440,426

Securities that are subject to the federal alternative minimum tax ("AMT") represent 45.2% of the portfolio as calculated based upon total portfolio market value.

1 The Fund may only invest in securities rated in one of the two highest short-term rating categories by nationally recognized statistical rating organizations ("NRSROs") or unrated securities of comparable quality. A NRSRO's two highest rating categories are determined without regard for sub-categories and gradations. For example, securities rated SP-1+, SP-1 or SP-2 by Standard & Poor's, MIG-1 or MIG-2 by Moody's Investors Service, or F-1+, F-1 or F-2 by Fitch Ratings, are all considered rated in one of the two highest short-term rating categories.

Securities rated in the highest short-term rating category (and unrated securities of comparable quality) are identified as First Tier securities. Securities rated in the second highest short-term rating category (and unrated securities of comparable quality) are identified as Second Tier securities. The Fund follows applicable regulations in determining whether a security is rated and whether a security rated by multiple NRSROs in different rating categories should be identified as a First or Second Tier security. At April 30, 2004, the portfolio securities were rated as follows:

Tier Rating Percentage Based on Total Market Value

First Tier	Second Tier
100.0%	0.0%

2 Denotes a restricted security which is subject to restrictions on resale under federal securities laws. These securities have been deemed liquid based upon criteria approved by the Fund's Board of Trustees. At April 30, 2004, these securities amounted to $21,215,000 which represents 4.8% of total net assets.

3 Also represents cost for federal tax purposes.

Note: The categories of investments are shown as a percentage of total net assets at April 30, 2004.

The following acronyms are used throughout this portfolio:

AMBAC	--American Municipal Bond Assurance Corporation
AMT	--Alternative Minimum Tax
EDFA	--Economic Development Financing Authority
FGIC	--Financial Guaranty Insurance Company
FSA	--Financial Security Assurance
HDA	--Hospital Development Authority
HFA	--Housing Finance Authority
IDA	--Industrial Development Authority
IDRBs	--Industrial Development Revenue Bonds
INS	--Insured
LIQ	--Liquidity Agreement
LOC	--Letter of Credit
MERLOTS	--Municipal Exempt Receipts -- Liquidity Optional Tender Series
RANs	--Revenue Anticipation Notes
ROCs	--Reset Option Certificates
TOBs	--Tender Option Bonds
TOPS	--Trust Obligation Participating Securities
TRANs	--Tax and Revenue Anticipation Notes
VRDNs	--Variable Rate Demand Notes

See Notes which are an integral part of the Financial Statements

Statement of Assets and Liabilities

April 30, 2004 (unaudited)

Assets:
Total investments in securities, at amortized cost and value		$443,020,726
Cash		555,164
Income receivable		1,053,559
Receivable for shares sold		54,649
Prepaid expenses		3,516

TOTAL ASSETS		444,687,614

Liabilities:
Income distribution payable	$157,563
Payable for transfer and dividend disbursing agent fees and expenses (Note 5)	24,489
Payable for Directors'/Trustees' fees	212
Payable for distribution services fee (Note 5)	12,719
Payable for shareholder services fee (Note 5)	52,205

TOTAL LIABILITIES		247,188

Net assets for 444,472,978 shares outstanding		$444,440,426

Net Assets Consist of:
Paid in capital		$444,472,915
Accumulated net realized loss on investments		(32,430)
Distributions in excess of net investment income		(59)

TOTAL NET ASSETS		$444,440,426

Net Asset Value, Offering Price and Redemption Proceeds Per Share
Institutional Shares:
$148,961,425 ÷ 148,972,078 shares outstanding		$1.00

Institutional Service Shares:
$252,446,388 ÷ 252,463,900 shares outstanding		$1.00

Cash Series Shares:
$43,032,613 ÷ 43,037,000 shares outstanding		$1.00

See Notes which are an integral part of the Financial Statements

Statement of Operations

Six Months Ended April 30, 2004 (unaudited)

Investment Income:
Interest			$2,594,837

Expenses:
Investment adviser fee (Note 5)		$1,098,326
Administrative personnel and services fee (Note 5)		175,513
Custodian fees		9,699
Transfer and dividend disbursing agent fees and expenses (Note 5)		66,041
Directors'/Trustees' fees		1,713
Auditing fees		6,865
Legal fees		5,397
Portfolio accounting fees (Note 5)		53,539
Distribution services fee--Cash Series Shares (Note 5)		96,110
Shareholder services fee--Institutional Shares (Note 5)		216,009
Shareholder services fee--Institutional Service Shares (Note 5)		273,085
Shareholder services fee--Cash Series Shares (Note 5)		60,069
Share registration costs		21,061
Printing and postage		13,704
Insurance premiums		983
Miscellaneous		648

TOTAL EXPENSES		2,098,762

Waivers (Note 5):
Waiver of investment adviser fee	$(435,898)
Waiver of administrative personnel and services fee	(8,128)
Waiver of transfer and dividend disbursing agent fees and expenses	(10,203)
Waiver of distribution services fee--Cash Series Shares	(12,014)
Waiver of shareholder services fee--Institutional Shares	(216,009)
Waiver of shareholder services fee--Institutional Service Shares	(54,617)
Waiver of shareholder services fee--Cash Series Shares	(462)

TOTAL WAIVERS		(737,331)

Net expenses			1,361,431

Net investment income			1,233,406

Net realized gain on investments			391

Change in net assets resulting from operations			$1,233,797

See Notes which are an integral part of the Financial Statements

Statement of Changes in Net Assets

	Six Months Ended (unaudited) 4/30/2004	Year Ended 10/31/2003
Increase (Decrease) in Net Assets
Operations:
Net investment income	$1,233,406	$3,621,499
Net realized gain (loss) on investments	391	(12,607)

CHANGE IN NET ASSETS RESULTING FROM OPERATIONS	1,233,797	3,608,892

Distributions to Shareholders:
Distributions from net investment income
Institutional Shares	(628,447)	(1,562,551)
Institutional Service Shares	(574,629)	(1,888,037)
Cash Series Shares	(30,699)	(170,601)

CHANGE IN NET ASSETS RESULTING FROM DISTRIBUTIONS TO SHAREHOLDERS	(1,233,775)	(3,621,189)

Share Transactions:
Proceeds from sale of shares	651,657,977	1,172,083,541
Net asset value of shares issued to shareholders in payment of distributions declared	335,147	909,452
Cost of shares redeemed	(661,572,716)	(1,235,380,361)

CHANGE IN NET ASSETS RESULTING FROM SHARE TRANSACTIONS	(9,579,592)	(62,387,368)

Change in net assets	(9,579,570)	(62,399,665)

Net Assets:
Beginning of period	454,019,996	516,419,661

End of period (including undistributed (distributions in excess of) net investment income of $(59) and $310, respectively)	$444,440,426	$454,019,996

See Notes which are an integral part of the Financial Statements

Notes to Financial Statements

April 30, 2004 (unaudited)

1. ORGANIZATION

Money Market Obligations Trust (the "Trust") is registered under the Investment Company Act of 1940, as amended (the "Act"), as an open-end, management investment company. The Trust consists of 41 portfolios. The financial statements included herein are only those of Pennsylvania Municipal Cash Trust (the "Fund"). The financial statements of the other portfolios are presented separately. The assets of each portfolio are segregated and a shareholder's interest is limited to the portfolio in which shares are held. The Fund offers three classes of shares: Institutional Shares, Institutional Service Shares and Cash Series Shares. The investment objective of the Fund is to provide current income exempt from federal regular income tax and the personal income taxes imposed by the Commonwealth of Pennsylvania consistent with stability of principal.

2. SIGNIFICANT ACCOUNTING POLICIES

The following is a summary of significant accounting policies consistently followed by the Fund in the preparation of its financial statements. These policies are in conformity with generally accepted accounting principles ("GAAP") in the United States of America.

Investment Valuation

The Fund uses the amortized cost method to values its portfolio securities in accordance with Rule 2a-7 under the Act.

Investment Income, Expenses and Distributions

Interest income and expenses are accrued daily. Distributions to shareholders are recorded on the ex-dividend date. The Fund offers multiple classes of shares, which differ in their respective distribution and service fees. All shareholders bear the common expenses of the Fund based on average daily net assets of each class, without distinction between share classes. Dividends are declared separately for each class. No class has preferential dividend rights; differences in per share dividend rates are generally due to differences in separate class expenses.

Premium and Discount Amortization

All premiums and discounts are amortized/accreted.

Federal Taxes

It is the Fund's policy to comply with the Subchapter M provision of the Internal Revenue Code (the "Code") and to distribute to shareholders each year substantially all of its income. Accordingly, no provision for federal tax is necessary.

When-Issued and Delayed Delivery Transactions

The Fund may engage in when-issued or delayed delivery transactions. The Fund records when-issued securities on the trade date and maintains security positions such that sufficient liquid assets will be available to make payment for the securities purchased. Securities purchased on a when-issued or delayed delivery basis are marked to market daily and begin earning interest on the settlement date. Losses may occur on these transactions due to changes in market conditions or the failure of counterparties to perform under the contract.

Restricted Securities

Restricted securities are securities that may only be resold upon registration under federal securities laws or in transactions exempt from such registration. Many restricted securities may be resold in the secondary market in transactions exempt from registration. In some cases, the restricted securities may be resold without registration upon exercise of a demand feature. Such restricted securities may be determined to be liquid under criteria established by the Board of Trustees (the "Trustees"). The Fund will not incur any registration costs upon such resales. Restricted securities are valued at amortized cost in accordance with Rule 2a-7 under the Act.

Use of Estimates

The preparation of financial statements in conformity with GAAP requires management to make estimates and assumptions that affect the amounts of assets, liabilities, expenses and revenues reported in the financial statements. Actual results could differ from those estimated.

Other

Investment transactions are accounted for on a trade date basis.

3. SHARES OF BENEFICIAL INTEREST

The Declaration of Trust permits the Trustees to issue an unlimited number of full and fractional shares of beneficial interest (without par value) for each class of shares. At April 30, 2004, capital paid-in aggregated $444,472,915.

Transactions in shares were as follows:

	Six Months Ended 4/30/2004	Year Ended 10/31/2003
Institutional Shares:
Shares sold	241,698,095	412,786,494
Shares issued to shareholders in payment of distributions declared	105,690	157,320
Shares redeemed	(277,168,510)	(403,249,253)

NET CHANGE RESULTING FROM INSTITUTIONAL SHARE TRANSACTIONS	(35,364,725)	9,694,561

	Six Months Ended 4/30/2004	Year Ended 10/31/2003
Institutional Service Shares:
Shares sold	353,835,460	638,670,827
Shares issued to shareholders in payment of distributions declared	198,873	582,651
Shares redeemed	(317,351,904)	(703,753,291)
NET CHANGE RESULTING FROM INSTITUTIONAL SERVICE SHARE TRANSACTIONS	36,682,429	(64,499,813)
	Six Months Ended 4/30/2004	Year Ended 10/31/2003
Cash Series Shares:
Shares sold	56,124,422	120,626,220
Shares issued to shareholders in payment of distributions declared	30,584	169,481
Shares redeemed	(67,052,302)	(128,377,817)
NET CHANGE RESULTING FROM CASH SERIES SHARE TRANSACTIONS	(10,897,296)	(7,582,116)
NET CHANGE RESULTING FROM SHARE TRANSACTIONS	(9,579,592)	(62,387,368)

4. FEDERAL TAX INFORMATION

At October 31, 2003, the Fund had a capital loss carryforward of $32,820, which will reduce the Fund's taxable income arising from future net realized gains on investments, if any, to the extent permitted by the Code, and thus will reduce the amount of distributions to shareholders which would otherwise be necessary to relieve the Fund of any liability for federal tax. Pursuant to the Code, such capital loss carryforward will expire as follows:

Expiration Year	Expiration Amount
2005	$ 1,470

2009	$ 88

2010	$18,656

2011	$12,606

5. INVESTMENT ADVISER FEE AND OTHER TRANSACTIONS WITH AFFILIATES

Investment Adviser Fee

Federated Investment Management Company, the Fund's investment adviser (the "Adviser"), receives for its services an annual investment adviser fee equal to 0.50% of the Fund's average daily net assets. The Adviser may voluntarily choose to waive any portion of its fee. The Adviser can modify or terminate this voluntary waiver at any time at its sole discretion.

Administrative Fee

Federated Administrative Services ("FAS"), under the Administrative Services Agreement, provides the Fund with administrative personnel and services. The fee paid to FAS is based on the average aggregate daily net assets of all Federated funds as specified below:

Maximum Administrative Fee	Average Aggregate Daily Net Assets of the Federated Funds
0.150%	on the first $5 billion
0.125%	on the next $5 billion
0.100%	on the next $10 billion
0.075%	on assets in excess of $20 billion

The administrative fee received during any fiscal year shall be at least $150,000 per portfolio and $40,000 per each additional class of Shares. FAS may voluntarily choose to waive any portion of its fee. FAS can modify or terminate this voluntary waiver at any time at its sole discretion.

Distribution Services Fee

The Fund has adopted a Distribution Plan (the "Plan") pursuant to Rule 12b-1 under the Act. Under the terms of the Plan, the Fund will compensate Federated Securities Corp. ("FSC"), the principal distributor, from the net assets of the Fund to finance activities intended to result in the sale of the Fund's Cash Series Shares. The Plan provides that the Fund may incur distribution expenses up to 0.40% of the average daily net assets, annually, to compensate FSC. FSC may voluntarily choose to waive any portion of its fee. FSC can modify or terminate this voluntary waiver at any time at its sole discretion.

Shareholder Services Fee

Under the terms of a Shareholder Services Agreement with Federated Shareholder Services Company ("FSSC"), the Fund will pay FSSC up to 0.25% of the average daily net assets of the Fund's Institutional Shares, Institutional Service Shares and Cash Series Shares for the period. The fee paid to FSSC is used to finance certain services for shareholders and to maintain shareholder accounts. FSSC may voluntarily choose to waive any portion of its fee. FSSC can modify or terminate this voluntary waiver at any time at its sole discretion.

Transfer and Dividend Disbursing Agent Fees and Expenses

Federated Services Company ("FServ"), through its subsidiary FSSC, serves as transfer and dividend disbursing agent for the Fund. The fee paid to FSSC is based on the size, type and number of accounts and transactions made by shareholders. FSSC may voluntarily choose to waive any portion of its fee. FSSC can modify or terminate this voluntary waiver at any time at its sole discretion.

Portfolio Accounting Fees

Prior to January 1, 2004, FServ maintained the Fund's accounting records for which it received a fee. The fee was based on the level of the Fund's average daily net assets for the period, plus out-of-pocket expenses. The fee paid to FServ during the reporting period was $17,839, after voluntary waiver, if applicable.

Interfund Transactions

During the six months ended April 30, 2004, the Fund engaged in purchase and sale transactions with funds that have a common investment adviser (or affiliated investment advisers), common Directors/Trustees, and /or common Officers. These purchase and sale transactions complied with Rule 17a-7 under the Act and amounted to $287,552,500 and $266,267,500, respectively.

General

Certain of the Officers and Trustees of the Trust are Officers and Directors or Trustees of the above companies.

6. CONCENTRATION OF CREDIT RISK

Since the Fund invests a substantial portion of its assets in issuers located in one state, it will be more susceptible to factors adversely affecting issuers of that state than would be a comparable tax-exempt mutual fund that invests nationally. In order to reduce the credit risk associated with such factors, at April 30, 2004, 80.9% of the securities in the portfolio of investments are backed by letters of credit or bond insurance of various financial institutions and financial guaranty assurance agencies. The percentage of investments insured by or supported (backed) by a letter of credit from any one institution or agency did not exceed 19.1% of total investments.

7. LEGAL PROCEEDINGS

In October 2003, Federated Investors, Inc. and various subsidiaries thereof (including the advisers and distributor for various investment companies, collectively, "Federated"), along with various investment companies sponsored by Federated ("Funds"), were named as defendants in several class action lawsuits now pending in the United States District Court for the District of Maryland seeking damages of unspecified amounts. The lawsuits were purportedly filed on behalf of people who purchased, owned and/or redeemed shares of Federated-sponsored mutual funds during specified periods beginning November 1, 1998. The suits are generally similar in alleging that Federated engaged in illegal and improper trading practices including market timing and late trading in concert with certain institutional traders, which allegedly caused financial injury to the mutual fund shareholders. The Board of the Funds has retained the law firm of Dickstein Shapiro Morin & Oshinsky LLP to represent the Funds in these lawsuits. Federated and the Funds, and their respective counsel, are reviewing the allegations and will respond appropriately. Additional lawsuits based upon similar allegations have been filed, and others may be filed in the future. Although Federated does not believe that these lawsuits will have a material adverse effect on the Funds, there can be no assurance that these suits, the ongoing adverse publicity and/or other developments resulting from related regulatory investigations will not result in increased Fund redemptions, reduced sales of Fund shares, or other adverse consequences for the Funds.

Mutual funds are not bank deposits or obligations, are not guaranteed by any bank, and are not insured or guaranteed by the U.S. government, the Federal Deposit Insurance Corporation, the Federal Reserve Board, or any other government agency. Investment in mutual funds involves investment risk, including the possible loss of principal. Although money market funds seek to preserve the value of your investments at $1.00 per share, it is possible to lose money by investing in these funds.

This report is authorized for distribution to prospective investors only when preceded or accompanied by the Fund's prospectus, which contains facts concerning its objective and policies, management fees, expenses, and other information.

VOTING PROXIES ON FUND PORTFOLIO SECURITIES

A description of the policies and procedures that the Fund uses to determine how to vote proxies relating to securities held in the Fund's portfolio is available, without charge and upon request, by calling 1-800-341-7400. This information is also available from the EDGAR database on the SEC's Internet site at http://www.sec.gov.

IMPORTANT NOTICE ABOUT FUND DOCUMENT DELIVERY

In an effort to reduce costs and avoid duplicate mailings, the Fund(s) intend to deliver a single copy of certain documents to each household in which more than one shareholder of the Fund(s) resides (so-called "householding"), as permitted by applicable rules. The Fund's "householding" program covers its/their Prospectus and Statement of Additional Information, and supplements to each, as well as Semi-Annual and Annual Shareholder Reports and any Proxies or information statements. Shareholders must give their written consent to participate in the "householding" program. The Fund is also permitted to treat a shareholder as having given consent ("implied consent") if (i) shareholders with the same last name, or believed to be members of the same family, reside at the same street address or receive mail at the same post office box, (ii) the Fund gives notice of its intent to "household" at least sixty (60) days before it begins "householding" and (iii) none of the shareholders in the household have notified the Fund(s) or their agent of the desire to "opt out" of "householding." Shareholders who have granted written consent, or have been deemed to have granted implied consent, can revoke that consent and opt out of "householding" at any time: shareholders who purchased shares through an intermediary should contact their representative; other shareholders may call the Fund at 1-800-341-7400.

Federated Investors
World-Class Investment Manager

Pennsylvania Municipal Cash Trust
Federated Investors Funds
5800 Corporate Drive
Pittsburgh, PA 15237-7000
www.federatedinvestors.com

Contact us at 1-800-341-7400 or
www.federatedinvestors.com/contact

Federated Securities Corp., Distributor

Cusip 60934N542
Cusip 60934N534
Cusip 60934N526

Federated is a registered mark of Federated Investors, Inc. 2004 ©Federated Investors, Inc.

0052405 (6/04)

Federated Investors
World-Class Investment Manager

Virginia Municipal Cash Trust

A Portfolio of Money Market Obligations Trust

SEMI-ANNUAL SHAREHOLDER REPORT

April 30, 2004

Institutional Shares
Institutional Service Shares

FINANCIAL HIGHLIGHTS
FINANCIAL STATEMENTS
VOTING PROXIES ON FUND PORTFOLIO SECURITIES

NOT FDIC INSURED * MAY LOSE VALUE * NO BANK GUARANTEE

Financial Highlights--Institutional Shares

(For a Share Outstanding Throughout Each Period)

	Six Months Ended (unaudited)	Year Ended October 31,
	4/30/2004	2003	2002	2001	2000	1999
Net Asset Value, Beginning of Period	$1.00	$1.00	$1.00	$1.00	$1.00	$1.00
Income From Investment Operations:
Net investment income	0.003	0.008	0.013	0.030	0.037	0.029
Net realized gain (loss) on investments	0.000 [1]	--	(0.000)[1]	--	--	--

TOTAL FROM INVESTMENT OPERATIONS	0.003	0.008	0.013	0.030	0.037	0.029

Less Distributions:
Distributions from net investment income	(0.003)	(0.008)	(0.013)	(0.030)	(0.037)	(0.029)

Net Asset Value, End of Period	$1.00	$1.00	$1.00	$1.00	$1.00	$1.00

Total Return[2]	0.31%	0.75%	1.26%	3.00%	3.81%	2.90%

Ratios to Average Net Assets:

Expenses	0.49%[3]	0.49%	0.49%	0.49%	0.49%	0.49%

Net investment income	0.62%[3]	0.75%	1.24%	2.93%	3.69%	2.87%

Expense waiver/reimbursement[4]	0.34%[3]	0.32%	0.32%	0.32%	0.37%	0.35%

Supplemental Data:

Net assets, end of period (000 omitted)	$53,452	$71,396	$74,913	$62,421	$50,047	$34,562

1 Represents less than $0.001.

2 Based on net asset value, which does not reflect the sales charge or contingent deferred sales charge, if applicable.

3 Computed on an annualized basis.

4 This voluntary expense decrease is reflected in both the expense and the net investment income ratios shown above.

See Notes which are an integral part of the Financial Statements

Financial Highlights--Institutional Service Shares

(For a Share Outstanding Throughout Each Period)

	Six Months Ended (unaudited)	Year Ended October 31,
	4/30/2004	2003	2002	2001	2000	1999
Net Asset Value, Beginning of Period	$1.00	$1.00	$1.00	$1.00	$1.00	$1.00
Income From Investment Operations:
Net investment income	0.002	0.006	0.011	0.028	0.036	0.027
Net realized gain (loss) on investments	0.000 [1]	--	(0.000)[1]	--	--	--

TOTAL FROM INVESTMENT OPERATIONS	0.002	0.006	0.011	0.028	0.036	0.027

Less Distributions:
Distributions from net investment income	(0.002)	(0.006)	(0.011)	(0.028)	(0.036)	(0.027)

Net Asset Value, End of Period	$1.00	$1.00	$1.00	$1.00	$1.00	$1.00

Total Return[2]	0.23%	0.60%	1.11%	2.84%	3.65%	2.75%

Ratios to Average Net Assets:

Expenses	0.64%[3]	0.64%	0.64%	0.64%	0.64%	0.64%

Net investment income	0.47%[3]	0.59%	1.10%	2.76%	3.59%	2.71%

Expense waiver/reimbursement[4]	0.19%[3]	0.17%	0.17%	0.17%	0.22%	0.20%

Supplemental Data:

Net assets, end of period (000 omitted)	$367,985	$369,790	$295,035	$300,916	$277,979	$245,710

1 Represents less than $0.001.

2 Based on net asset value, which does not reflect the sales charge or contingent deferred sales charge, if applicable.

3 Computed on an annualized basis.

4 This voluntary expense decrease is reflected in both the expense and the net investment income ratios shown above.

See Notes which are an integral part of the Financial Statements

Portfolio of Investments

April 30, 2004 (unaudited)

Principal Amount			Value
		SHORT-TERM MUNICIPALS--100.0%[1]
		District of Columbia--1.1%
$4,730,000		Washington, DC Metro Area Transit Authority, 1.75% Bonds (MBIA Insurance Corp. INS), 7/1/2004	$4,735,874

		Puerto Rico--3.5%
3,992,500		Commonwealth of Puerto Rico, (Series 2002-746d), Weekly VRDNs (FSA INS)/(Morgan Stanley LIQ)	3,992,500
4,655,000	[2]	Commonwealth of Puerto Rico, PA-636R, 1.05% TOBs (FSA INS)/ (Merrill Lynch & Co., Inc. LIQ), Optional Tender 7/15/2004	4,655,000
6,000,000	[2]	Puerto Rico Highway and Transportation Authority, Floater Certificates 2001-586, 1.05% TOBs (FSA INS)/(Morgan Stanley LIQ), Optional Tender 7/8/2004	6,000,000

		TOTAL	14,647,500

		Virgin Islands--0.3%
1,000,000		Virgin Islands Public Finance Authority, (Series C), 5.50% Bonds (Radian Asset Assurance INS), 10/1/2004	1,018,008

		Virginia--95.1%
19,750,000		ABN AMRO MuniTOPS Certificates Trust (Virginia Non-AMT), Series 1998-21), Weekly VRDNs (Norfolk, VA Water Revenue)/(FSA INS)/(ABN AMRO Bank NV, Amsterdam LIQ)	19,750,000
3,860,000		Alexandria, VA IDA, (Series 1999), Weekly VRDNs (Church Schools in the Diocese of Virginia)/(SunTrust Bank LOC)	3,860,000
5,830,000		Alexandria, VA Redevelopment and Housing Authority, (Series 1996A), Weekly VRDNs (Glebe Park Apartments Project)/(KBC Bank NV LOC)	5,830,000
7,705,000		Alexandria, VA Redevelopment and Housing Authority, PT-1444 Weekly VRDNs (Park at Landmark)/(Merrill Lynch & Co., Inc. LIQ)/(Merrill Lynch & Co., Inc. LOC)	7,705,000
14,920,000		Alexandria, VA Redevelopment and Housing Authority, PT-1554 Weekly VRDNs (3001 Park Center Apartments)/(Merrill Lynch & Co., Inc. LIQ)/ (Merrill Lynch & Co., Inc. LOC)	14,920,000
2,555,000		Bedford County, VA IDA, (Series 1999), Weekly VRDNs (David R. Snowman and Carol J. Snowman)/(SunTrust Bank LOC)	2,555,000
2,700,000		Botetourt County, VA IDA, (Series 2001), Weekly VRDNs (Altec Industries, Inc.)/ (Amsouth Bank N.A., Birmingham LOC)	2,700,000
Principal Amount			Value
		SHORT-TERM MUNICIPALS--continued[1]
		Virginia--continued
$6,320,000		Capital Region Airport Commission, VA, ROCs, (Series 5031), Weekly VRDNs (FSA INS)/(Citigroup Global Markets Holdings, Inc. LIQ)	$6,320,000
4,280,000		Carroll County, VA IDA, IDRB, (Series 1995), Weekly VRDNs (Kentucky Derby Hosiery Co., Inc. Project)/(Bank One N.A. (Chicago) LOC)	4,280,000
3,500,000		Charles City County, VA EDA, (Series 2004A), Weekly VRDNs (Waste Management, Inc.)/(J.P. Morgan Chase Bank LOC)	3,500,000
750,000		Charlottesville, VA IDA, Refunding IDRBs, 1.20% TOBs (Safeway Inc.)/ (Deutsche Bank Trust Co. Americas LOC) 6/1/2004	750,000
1,685,000		Chesterfield County, VA IDA, (Series 1998), Weekly VRDNs (Lumberg, Inc.)/ (Bank of America N.A. LOC)	1,685,000
2,500,000		Chesterfield County, VA IDA, (Series 1999), Weekly VRDNs (Honeywell International, Inc.)	2,500,000
3,475,000		Chesterfield County, VA IDA, (Series 2001A), Weekly VRDNs (Super Radiator Coils LP)/(Lasalle Bank, N.A. LOC)	3,475,000
9,995,000		Clipper Tax-Exempt Certificates Trust (Virginia Non-AMT Series 2003-6), Weekly VRDNs (Chesapeake, VA)/(FGIC INS)/(State Street Bank and Trust Co. LIQ)	9,995,000
5,800,000		Danville, VA IDA, (Series 1997), Weekly VRDNs (Diebold, Inc.)/ (Bank One N.A. (Columbus) LOC)	5,800,000
4,130,000		Fairfax County, VA EDA, (Series 1995), Weekly VRDNs (American Society of Civil Engineers Foundation, Inc.)/(SunTrust Bank LOC)	4,130,000
5,850,000		Fairfax County, VA EDA, (Series 2001), Weekly VRDNs (The Langley School)/ (SunTrust Bank LOC)	5,850,000
8,990,000		Fairfax County, VA EDA, (Series 2001), Weekly VRDNs (Young Men's Christian Association of Metropolitan Washington)/(Manufacturers & Traders Trust Co., Buffalo, NY LOC)	8,990,000
3,220,000		Fairfax County, VA EDA, (Series 2002), Weekly VRDNs (Wolf Trap Foundation for the Performing Arts)/(Bank of America N.A. LOC)	3,220,000
2,475,000		Fairfax County, VA EDA, (Series 2003), Weekly VRDNs (George Mason University Foundation, Inc.)/(SunTrust Bank LOC)	2,475,000
1,860,000		Fauquier County, VA IDA Weekly VRDNs (Warrenton Development Co.)/ (Fleet National Bank LOC)	1,860,000
2,000,000		Fredericksburg, VA IDA, (Series 2001 A-1), Weekly VRDNs (Forest Village Apartments)/(SunTrust Bank LOC)	2,000,000
7,000,000		Gloucester County, VA IDA, (Series 2003A), Weekly VRDNs (Waste Management Disposal Services of Virginia, Inc.)/(Wachovia Bank N.A. LOC)	7,000,000
2,835,000		Hampton, VA IDA, (Series 1998), Weekly VRDNs (Waste Management, Inc.)/ (Wachovia Bank N.A. LOC)	2,835,000
Principal Amount			Value
		SHORT-TERM MUNICIPALS--continued[1]
		Virginia--continued
$5,000,000		Hampton, VA Redevelopment & Housing Authority, (Series 1998), Weekly VRDNs (Township Apartments)/(FNMA LOC)	$5,000,000
14,915,000	[2]	Harrisonburg, VA Redevelopment & Housing Authority, (PT-485), 1.30% TOBs (Rolling Brook Village Apartments)/(FHLMC GTD)/(FHLMC LIQ), Optional Tender 9/2/2004	14,915,000
5,100,000		Harrisonburg, VA Redevelopment & Housing Authority, (Series 1991A), Weekly VRDNs (Misty Ridge Apartments)/(Bank One N.A. (Columbus) LOC)	5,100,000
5,000,000		Henrico County, VA EDA, (Series 2003), Weekly VRDNs (Lewis Ginter Botanical Garden, Inc.)/(SunTrust Bank LOC)	5,000,000
5,300,000		Henrico County, VA EDA, (Series 2003B), Weekly VRDNs (Westminster-Canterbury of Richmond)/(KBC Bank NV LOC)	5,300,000
25,000,000		Henrico County, VA EDA, (Series 2003B), Weekly VRDNs (Westminster-Canterbury of Richmond)/(KBC Bank NV LOC)	25,000,000
6,050,000		James City County, VA IDA, (Series 1997), Weekly VRDNs (Riverside Health System-Patriots Colony)	6,050,000
1,400,000		King George County IDA, VA, (Series 1996), Weekly VRDNs (Garnet of Virginia, Inc. Project)/(J.P. Morgan Chase Bank LOC)	1,400,000
4,000,000		Loudoun County, VA IDA, (Series 2001), Weekly VRDNs (Ashburn Volunteer Fire and Rescue Department)/(Wachovia Bank N.A. LOC)	4,000,000
6,500,000		Loudoun County, VA, (Series 1998), 1.17% TOBs (Signature Flight Support Corp.)/(Bayerische Landesbank Girozentrale LOC), Optional Tender 6/1/2004	6,500,000
1,430,000		Mecklenburg County, VA IDA, IDRB Weekly VRDNs (Harden Manufacturing Corp.)/(Columbus Bank and Trust Co., GA LOC)	1,430,000
1,350,000		Mecklenburg County, VA IDA, IDRB Weekly VRDNs (Smith Land Holdings LLC)/(Columbus Bank and Trust Co., GA LOC)	1,350,000
3,260,000		Metropolitan Washington, DC Airports Authority, (PT-1991), Weekly VRDNs (FSA INS)/(Merrill Lynch & Co., Inc. LIQ)	3,260,000
5,900,000		Metropolitan Washington, DC Airports Authority, (Series 1999B), 1.15% CP (Bank of America N.A. LOC), Mandatory Tender 9/14/2004	5,900,000
4,640,000		Metropolitan Washington, DC Airports Authority, PT-736 Weekly VRDNs (MBIA Insurance Corp. INS)/(Danske Bank A/S LIQ)	4,640,000
4,150,000		New Kent County, VA, (Series 1999), Weekly VRDNs (Basic Construction Co. LLC)/(SunTrust Bank LOC)	4,150,000
2,600,000		Newport News, VA EDA, (Series 1998), Weekly VRDNs (Jefferson Point Development)/(Credit Suisse First Boston LOC)	2,600,000
960,000		Newport News, VA EDA, Oyster Point Town Center Weekly VRDNs (Newport News, VA)/(SunTrust Bank LIQ)	960,000
Principal Amount			Value
		SHORT-TERM MUNICIPALS--continued[1]
		Virginia--continued
$3,395,000		Newport News, VA IDA, (Series 1997), Weekly VRDNs (Iceland Seafood Corp.)/ (SunTrust Bank LOC)	$3,395,000
3,825,000		Newport News, VA Redevelopment & Housing Authority, (River Park Towers: Series 1999), Weekly VRDNs (TVO River Park Partners LP)/(FNMA LOC)	3,825,000
13,100,000		Newport News, VA Redevelopment & Housing Authority, (Series 2001), Weekly VRDNs (Newport-Oxford Associates LLP)/(FHLMC LOC)	13,100,000
500,000		Newport News, VA, 5.00% Bonds, 8/15/2004	505,614
3,000,000		Norfolk, VA Redevelopment and Housing Authority, (Series 2003-A), Weekly VRDNs (Old Dominion University)/(Bank of America N.A. LOC)	3,000,000
1,000,000		Norfolk, VA Water Revenue, 6.25% Bonds (MBIA Insurance Corp. INS), 11/1/2004	1,026,038
540,000		Pulaski County, VA IDA, (Series 1995), Weekly VRDNs (Balogh Real Estate Ltd. Partnership Mar-Bal Inc.)/(Bank One N.A. (Columbus) LOC)	540,000
695,000		Richmond, VA IDA, (Series 1997), Weekly VRDNs (PM Beef)/ (U.S. Bank N.A., Cincinnati LOC)	695,000
4,130,000		Richmond, VA Redevelopment & Housing Authority Weekly VRDNs (Greystone Place Apartments)/(SunTrust Bank LOC)	4,130,000
3,975,000		Richmond, VA Redevelopment & Housing Authority, (Series 1989), Weekly VRDNs (Belmont Apartment)/(Wachovia Bank N.A. LOC)	3,975,000
7,000,000		Richmond, VA Redevelopment & Housing Authority, (Series B-10), Weekly VRDNs (Richmond, VA Red Tobacco Row)/(Bayerische Landesbank Girozentrale INV)	7,000,000
6,000,000		Richmond, VA Redevelopment & Housing Authority, (Series B-2), Weekly VRDNs (Richmond, VA Red Tobacco Row)/(National City Bank, Ohio LOC)	6,000,000
7,000,000		Richmond, VA Redevelopment & Housing Authority, (Series B-4), Weekly VRDNs (Richmond, VA Red Tobacco Row)/(National City Bank, Ohio LOC)	7,000,000
5,910,000		Richmond, VA Redevelopment & Housing Authority, (Series B-5), Weekly VRDNs (Richmond, VA Red Tobacco Row)/(Bayerische Landesbank Girozentrale INV)	5,910,000
3,555,000		Richmond, VA Redevelopment & Housing Authority, (Series B-6), Weekly VRDNs (Richmond, VA Red Tobacco Row)/(Bayerische Landesbank Girozentrale INV)	3,555,000
7,000,000		Richmond, VA Redevelopment & Housing Authority, (Series B-9), Weekly VRDNs (Richmond, VA Red Tobacco Row)/(National City Bank, Ohio LOC)	7,000,000
5,795,000		Richmond, VA Redevelopment & Housing Authority, Multi-Family Refunding Revenue Bonds, (Series 1997), Weekly VRDNs (Newport Manor)/(Columbus Bank and Trust Co., GA LOC)	5,795,000
Principal Amount			Value
		SHORT-TERM MUNICIPALS--continued[1]
		Virginia--continued
$2,920,000		Roanoke County, VA IDA, (Series 2000), Weekly VRDNs (Nordt Properties LLC)/ (SunTrust Bank LOC)	$2,920,000
3,290,000		Rockingham County, VA IDA, (Series 2003), Weekly VRDNs (Sunnyside Presbyterian Home)/(Branch Banking & Trust Co. of Virginia LOC)	3,290,000
1,160,000		South Hill, VA IDA, (Series 1997), Weekly VRDNs (International Veneer Co., Inc.)/(Bank One N.A. (Chicago) LOC)	1,160,000
3,500,000		Spotsylvania County, VA IDA, (Series 1993), Weekly VRDNs (Carlisle Corp. Project)/(SunTrust Bank LOC)	3,500,000
2,440,000		Staunton, VA IDA, (Series 1999A), Weekly VRDNs (Specialty Blades, Inc.)/ (SunTrust Bank LOC)	2,440,000
1,270,000		Tazewell County, VA IDA, (Series 1993), Weekly VRDNs (Seville Properties Bluefield)/(Huntington National Bank, Columbus, OH LOC)	1,270,000
10,000,000		Virginia Beach, VA Development Authority, (Series 2003B), 1.20% TOBs (Transamerica Occidental Life Insurance Co.), Mandatory Tender 5/3/2004	10,000,000
3,865,000		Virginia Beach, VA Development Authority, (Series A), 3.00% Bonds, 12/1/2004	3,909,435
2,620,000		Virginia Beach, VA IDA, (Series 2001), Weekly VRDNs (S & H Co.)/ (Wachovia Bank N.A. LOC)	2,620,000
1,000,000		Virginia Beach, VA, 5.00% Bonds, 3/1/2005	1,032,269
10,250,000		Virginia College Building Authority, (Series 2002), Weekly VRDNs (Shenandoah University)/(Branch Banking & Trust Co. of Virginia LOC)	10,250,000
6,100,000		Virginia Commonwealth Transportation Board, Floater Certificates, (Series 2001-727), Weekly VRDNs (Virginia State)/(Morgan Stanley LIQ)	6,100,000
3,450,000		Virginia Peninsula Port Authority, (Series 2001), Weekly VRDNs (Tidewater Fibre Corp.)/(Wachovia Bank N.A. LOC)	3,450,000
3,420,000		Virginia Port Authority, MERLOTS, (Series 1997M), Weekly VRDNs (MBIA Insurance Corp. INS)/(Wachovia Bank N.A. LIQ)	3,420,000
6,685,000		Virginia Resources Authority, Water and Sewer, (Series 1997), Weekly VRDNs (Henrico County, VA)/(SunTrust Bank LIQ)	6,685,000
3,190,000		Virginia Small Business Financing Authority Weekly VRDNs (Moses Lake Industries)/(Key Bank, N.A. LOC)	3,190,000
2,305,000		Virginia Small Business Financing Authority, (Series 2000), Weekly VRDNs (Virginia-Carolina Forest Products, Inc.)/(RBC Centura Bank LOC)	2,305,000
4,200,000		Virginia Small Business Financing Authority, (Series 2001), Weekly VRDNs (Ennstone, Inc.)/(Wachovia Bank N.A. LOC)	4,200,000
4,880,000		Virginia State Public Building Authority, Floater Certificates, (Series 1998-131), Weekly VRDNs (MBIA Insurance Corp. INS)/(Morgan Stanley LIQ)	4,880,000
Principal Amount			Value
		SHORT-TERM MUNICIPALS--continued[1]
		Virginia--continued
$5,575,000	[2]	Virginia State Public School Authority, (1997 Resolution) MERLOTS, (Series 2001-A121), 1.25% TOBs (Virginia State GTD)/(Wachovia Bank N.A. LIQ), Optional Tender 11/10/2004	$5,575,000
5,642,000		Williamsburg, VA IDA, (Series 1988), Weekly VRDNs (Colonial Williamsburg Foundation Museum)/(Bank of America N.A. LOC)	5,642,000

		TOTAL	400,830,356

		TOTAL INVESTMENTS--100.0% (AT AMORTIZED COST)[3]	421,231,738

		OTHER ASSETS AND LIABILITIES - NET--0.0%	204,979

		TOTAL NET ASSETS--100%	$421,436,717

Securities that are subject to the federal alternative minimum tax ("AMT") represent 35.9% of the Fund's portfolio as calculated based upon total portfolio market value.

1 The Fund may only invest in securities rated in one of the two highest short-term rating categories by nationally recognized statistical rating organizations ("NRSROs") or unrated securities of comparable quality. An NRSRO's two highest rating categories are determined without regard for sub-categories and gradations. For example, securities rated SP-1+, SP-1 or SP-2 by Standard & Poor's, MIG-1 or MIG-2 by Moody's Investors Service, or F-1+, F-1 or F-2 by Fitch Ratings are all considered rated in one of the two highest short-term rating categories.

Securities rated in the highest short-term rating category (and unrated securities of comparable quality) are identified as First Tier securities. Securities rated in the second highest short-term rating category (and unrated securities of comparable quality) are identified as Second Tier securities. The Fund follows applicable regulations in determining whether a security is rated and whether a security rated by multiple NRSROs in different rating categories should be identified as a First or Second Tier security.

At April 30, 2004, the portfolio securities were rated as follows:

Tier Rating Percentage Based on Total Market Value

First Tier	Second Tier
99.8%	0.2%

2 Denotes a restricted security which is subject to restrictions on resale under federal securities laws. These securities have been deemed liquid based upon criteria approved by the Fund's Board of Trustees. At April 30, 2004, these securities amounted to $31,145,000 which represents 7.4% of total net assets.

3 Also represents cost for federal tax purposes.

Note: The categories of investments are shown as a percentage of total net assets at April 30, 2004.

The following acronyms are used throughout this portfolio:

AMT	-- Alternative Minimum Tax
CP	--Commercial Paper
EDA	--Economic Development Authority
FGIC	--Financial Guaranty Insurance Company
FHLMC	--Federal Home Loan Mortgage Corporation
FNMA	--Federal National Mortgage Association
FSA	--Financial Security Assurance
GTD	--Guaranteed
IDA	--Industrial Development Authority
IDRB(s)	--Industrial Development Revenue Bond(s)
INS	--Insured
INV	--Investment Agreement
LIQ	--Liquidity Agreement
LOC	--Letter of Credit
MERLOTS	--Municipal Exempt Receipts -- Liquidity Optional Tender Series
ROCs	--Reset Option Certificates
TOBs	--Tender Option Bonds
TOPS	--Trust Obligation Participating Securities
VRDNs	--Variable Rate Demand Notes

See Notes which are an integral part of the Financial Statements

Statement of Assets and Liabilities

April 30, 2004 (unaudited)

Assets:
Total investments in securities, at amortized cost and value		$421,231,738
Receivable for shares sold		2,624
Income receivable		862,076
Prepaid expenses		1,675

TOTAL ASSETS		422,098,113

Liabilities:
Payable for shares redeemed	$621
Payable to bank	560,689
Income distribution payable	52,644
Payable for shareholder services fee (Note 5)	47,442

TOTAL LIABILITIES		661,396

Net assets for 421,437,206 shares outstanding		$421,436,717

Net Assets Consist of:
Paid in capital		$421,437,206
Accumulated net realized gain on investments		83
Distributions in excess of net investment income		(572)

TOTAL NET ASSETS		$421,436,717

Net Asset Value, Offering Price and Redemption Proceeds Per Share
Institutional Shares:
$53,451,717 ÷ 53,451,174 shares outstanding		$1.00

Institutional Service Shares:
$367,985,000 ÷ 367,986,032 shares outstanding		$1.00

See Notes which are an integral part of the Financial Statements

Statement of Operations

Six Months Ended April 30, 2004 (unaudited)

Investment Income:
Interest			$2,526,914

Expenses:
Investment adviser fee (Note 5)		$906,428
Administrative personnel and services fee (Note 5)		181,059
Custodian fees		9,757
Transfer and dividend disbursing agent fees and expenses (Note 5)		138,244
Directors'/Trustees' fees		1,528
Auditing fees		6,632
Legal fees		8,571
Portfolio accounting fees (Note 5)		47,393
Shareholder services fee--Institutional Shares (Note 5)		84,928
Shareholder services fee--Institutional Service Shares (Note 5)		481,590
Share registration costs		13,587
Printing and postage		9,775
Insurance premiums		926
Miscellaneous		1,213

TOTAL EXPENSES		1,891,631

Waivers (Note 5):
Waiver of investment adviser fee	$(183,756)
Waiver of administrative personnel and services fee	(8,384)
Waiver of transfer and dividend disbursing agent fees and expenses	(11,496)
Waiver of shareholder services fee--Institutional Shares	(84,928)
Waiver of shareholder services fee--Institutional Service Shares	(192,636)

TOTAL WAIVERS		(481,200)

Net expenses			1,410,431

Net investment income			1,116,483

Net realized gain on investments			823

Change in net assets resulting from operations			$1,117,306

See Notes which are an integral part of the Financial Statements

Statement of Changes in Net Assets

	Six Months Ended (unaudited) 4/30/2004	Year Ended 10/31/2003
Increase (Decrease) in Net Assets
Operations:
Net investment income	$1,116,483	$2,573,806
Net realized gain on investments	823	--

CHANGE IN NET ASSETS RESULTING FROM OPERATIONS	1,117,306	2,573,806

Distributions to Shareholders:
Distributions from net investment income
Institutional Shares	(210,706)	(595,055)
Institutional Service Shares	(906,297)	(1,978,803)

CHANGE IN NET ASSETS RESULTING FROM DISTRIBUTIONS TO SHAREHOLDERS	(1,117,003)	(2,573,858)

Share Transactions:
Proceeds from sale of shares	650,998,473	1,358,768,153
Net asset value of shares issued to shareholders in payment of distributions declared	789,675	1,908,827
Cost of shares redeemed	(671,537,684)	(1,289,438,999)

CHANGE IN NET ASSETS RESULTING FROM SHARE TRANSACTIONS	(19,749,536)	71,237,981

Change in net assets	(19,749,233)	71,237,929

Net Assets:
Beginning of period	441,185,950	369,948,021

End of period (including distributions in excess of net investment income of $(572) and $(52), respectively)	$421,436,717	$441,185,950

See Notes which are an integral part of the Financial Statements

Notes to Financial Statements

April 30, 2004 (unaudited)

1. ORGANIZATION

Money Market Obligations Trust (the "Trust") is registered under the Investment Company Act of 1940, as amended (the "Act"), as an open-end, management investment company. The Trust consists of 41 portfolios. The financial statements included herein are only those of Virginia Municipal Cash Trust (the "Fund"). The financial statements of the other portfolios are presented separately. The assets of each portfolio are segregated and a shareholder's interest is limited to the portfolio in which shares are held. The Fund offers two classes of shares: Institutional Shares and Institutional Service Shares. The investment objective of the Fund is to provide current income exempt from federal regular income tax and income tax imposed by the Commonwealth of Virginia consistent with stability of principal.

2. SIGNIFICANT ACCOUNTING POLICIES

The following is a summary of significant accounting policies consistently followed by the Fund in the preparation of its financial statements. These policies are in conformity with generally accepted accounting principles ("GAAP") in the United States of America.

Investment Valuation

The Fund uses the amortized cost method to value its portfolio securities in accordance with Rule 2a-7 under the Act.

Investment Income, Expenses and Distributions

Interest income and expenses are accrued daily. Distributions to shareholders are recorded on the ex-dividend date. The Fund offers multiple classes of shares, which differ in their respective service fees. All shareholders bear the common expenses of the Fund based on average daily net assets of each class, without distinction between share classes. Dividends are declared separately for each class. No class has preferential dividend rights; differences in per share dividend rates are generally due to differences in separate class expenses.

Premium and Discount Amortization

All premiums and discounts are amortized/accreted.

Federal Taxes

It is the Fund's policy to comply with the Subchapter M provision of the Internal Revenue Code (the "Code") and to distribute to shareholders each year substantially all of its income. Accordingly, no provision for federal tax is necessary.

When-Issued and Delayed Delivery Transactions

The Fund may engage in when-issued or delayed delivery transactions. The Fund records when-issued securities on the trade date and maintains security positions such that sufficient liquid assets will be available to make payment for the securities purchased. Securities purchased on a when-issued or delayed delivery basis are marked to market daily and begin earning interest on the settlement date. Losses may occur on these transactions due to changes in market conditions or the failure of counterparties to perform under the contract.

Restricted Securities

Restricted securities are securities that may only be resold upon registration under federal securities laws or in transactions exempt from such registration. Many restricted securities may be resold in the secondary market in transactions exempt from registration. In some cases, the restricted securities may be resold without registration upon exercise of a demand feature. Such restricted securities may be determined to be liquid under criteria established by the Board of Trustees ("Trustees"). The Fund will not incur any registration costs upon such resales. Restricted securities are valued at amortized cost in accordance with Rule 2a-7 under the Act.

Use of Estimates

The preparation of financial statements in conformity with GAAP requires management to make estimates and assumptions that affect the amounts of assets, liabilities, expenses and revenues reported in the financial statements. Actual results could differ from those estimated.

Other

Investment transactions are accounted for on a trade date basis.

3. SHARES OF BENEFICIAL INTEREST

The Declaration of Trust permits the Trustees to issue an unlimited number of full and fractional shares of beneficial interest (without par value) for each class of shares. At April 30, 2004, capital paid-in aggregated $421,437,206.

Transactions in shares were as follows:

	Six Months Ended 4/30/2004	Year Ended 10/31/2003
Institutional Shares:
Shares sold	183,470,870	403,420,112
Shares issued to shareholders in payment of distributions declared	47,862	148,009
Shares redeemed	(201,462,864)	(407,086,212)

NET CHANGE RESULTING FROM INSTITUTIONAL SHARE TRANSACTIONS	(17,944,132)	(3,518,091)

	Six Months Ended 4/30/2004	Year Ended 10/31/2003
Institutional Service Shares:
Shares sold	467,527,603	955,348,041
Shares issued to shareholders in payment of distributions declared	741,813	1,760,818
Shares redeemed	(470,074,820)	(882,352,787)

NET CHANGE RESULTING FROM INSTITUTIONAL SERVICE SHARE TRANSACTIONS	(1,805,404)	74,756,072

NET CHANGE RESULTING FROM SHARE TRANSACTIONS	(19,749,536)	71,237,981

4. FEDERAL TAX INFORMATION

At October 31, 2003, the Fund had a capital loss carryforward of $740, which will reduce the Fund's taxable income arising from future net realized gain on investments, if any, to the extent permitted by the Code, and thus will reduce the amount of distributions to shareholders which would otherwise be necessary to relieve the Fund of any liability for federal tax. Pursuant to the Code, such capital loss carryforward will expire in 2004.

5. INVESTMENT ADVISER FEE AND OTHER TRANSACTIONS WITH AFFILIATES

Investment Adviser Fee

Federated Investment Management Company, the Fund's investment adviser (the "Adviser"), receives for its services an annual investment adviser fee equal to 0.40% of the Fund's average daily net assets. The Adviser may voluntarily choose to waive any portion of its fee. The Adviser can modify or terminate this voluntary waiver at any time at its sole discretion.

Administrative Fee

Federated Administrative Services ("FAS"), under the Administrative Services Agreement, provides the Fund with administrative personnel and services. The fee paid to FAS is based on the aggregate daily net assets of all Federated funds as specified below:

Maximum Administrative Fee	Average Aggregate Daily Net Assets of the Federated Funds
0.150%	on the first $5 billion
0.125%	on the next $5 billion
0.100%	on the next $10 billion
0.075%	on assets in excess of $20 billion

The administrative fee received during any fiscal year shall be at least $150,000 per portfolio and $40,000 per each additional class of Shares. FAS may voluntarily choose to waive any portion of its fee. FAS can modify or terminate this voluntary waiver at any time at its sole discretion.

Shareholder Services Fee

Under the terms of a Shareholder Services Agreement with Federated Shareholder Services Company ("FSSC"), the Fund will pay FSSC up to 0.25% of average daily net assets of the Fund's Institutional Shares and Institutional Service Shares for the period. The fee paid to FSSC is used to finance certain services for shareholders and to maintain shareholder accounts. FSSC may voluntarily choose to waive any portion of its fee. FSSC can modify or terminate this voluntary waiver at any time at its sole discretion.

Transfer and Dividend Disbursing Agent Fees and Expenses

Federated Services Company ("FServ"), through its subsidiary FSSC, serves as transfer and dividend disbursing agent for the Fund. The fee paid to FSSC is based on the size, type and number of accounts and transactions made by shareholders. FSSC may voluntarily choose to waive any portion of its fee. FSSC can modify or terminate this voluntary waiver at any time at its sole discretion.

Portfolio Accounting Fees

Prior to January 1, 2004, FServ maintained the Fund's accounting records for which it received a fee. The fee was based on the level of the Fund's average daily net assets for the period, plus out-of-pocket expenses. The fee paid to FServ during the reporting period was $15,142, after voluntary waiver, if applicable.

Interfund Transactions

During the six months ended April 30, 2004, the Fund engaged in purchase and sale transactions with funds that have a common investment adviser (or affiliated investment advisers), common Directors/Trustees and/or common Officers. These purchase and sale transactions complied with Rule 17a-7 under the Act and amounted to $282,162,500 and $297,040,000, respectively.

General

Certain of the Officers and Trustees of the Trust are Officers and Directors or Trustees of the above companies.

6. CONCENTRATION OF CREDIT RISK

Since the Fund invests a substantial portion of its assets in issuers located in one state, it will be more susceptible to factors adversely affecting issuers of that state than would be a comparable tax-exempt mutual fund that invests nationally. In order to reduce the credit risk associated with such factors, at April 30, 2004, 82.3% of the securities in the portfolio of investments are backed by letters of credit or bond insurance of various financial institutions and financial guaranty assurance agencies. The percentage of investments insured by or supported (backed) by a letter of credit from any one institution or agency did not exceed 11.0% of total investments.

7. LEGAL PROCEEDINGS

In October 2003, Federated Investors, Inc. and various subsidiaries thereof (including the advisers and distributor for various investment companies, collectively, "Federated"), along with various investment companies sponsored by Federated ("Funds"), were named as defendants in several class action lawsuits now pending in the United States District Court for the District of Maryland seeking damages of unspecified amounts. The lawsuits were purportedly filed on behalf of people who purchased, owned and/or redeemed shares of Federated-sponsored mutual funds during specified periods beginning November 1, 1998. The suits are generally similar in alleging that Federated engaged in illegal and improper trading practices including market timing and late trading in concert with certain institutional traders, which allegedly caused financial injury to the mutual fund shareholders. The Board of the Funds has retained the law firm of Dickstein Shapiro Morin & Oshinsky LLP to represent the Funds in these lawsuits. Federated and the Funds, and their respective counsel, are reviewing the allegations and will respond appropriately. Additional lawsuits based upon similar allegations have been filed, and others may be filed in the future. Although Federated does not believe that these lawsuits will have a material adverse effect on the Funds, there can be no assurance that these suits, the ongoing adverse publicity and/or other developments resulting from related regulatory investigations will not result in increased Fund redemptions, reduced sales of Fund shares, or other adverse consequences for the Funds.

Mutual funds are not bank deposits or obligations, are not guaranteed by any bank, and are not insured or guaranteed by the U.S. government, the Federal Deposit Insurance Corporation, the Federal Reserve Board, or any other government agency. Investment in mutual funds involves investment risk, including the possible loss of principal. Although money market funds seek to preserve the value of your investments at $1.00 per share, it is possible to lose money by investing in these funds.

This report is authorized for distribution to prospective investors only when preceded or accompanied by the Fund's prospectus, which contains facts concerning its objective and policies, management fees, expenses, and other information.

VOTING PROXIES ON FUND PORTFOLIO SECURITIES

A description of the policies and procedures that the Fund uses to determine how to vote proxies relating to securities held in the Fund's portfolio is available, without charge and upon request, by calling 1-800-341-7400. This information is also available from the EDGAR database on the SEC's Internet site at http://www.sec.gov.

IMPORTANT NOTICE ABOUT FUND DOCUMENT DELIVERY

In an effort to reduce costs and avoid duplicate mailings, the Fund(s) intend to deliver a single copy of certain documents to each household in which more than one shareholder of the Fund(s) resides (so-called "householding"), as permitted by applicable rules. The Fund's "householding" program covers its/their Prospectus and Statement of Additional Information, and supplements to each, as well as Semi-Annual and Annual Shareholder Reports and any Proxies or information statements. Shareholders must give their written consent to participate in the "householding" program. The Fund is also permitted to treat a shareholder as having given consent ("implied consent") if (i) shareholders with the same last name, or believed to be members of the same family, reside at the same street address or receive mail at the same post office box, (ii) the Fund gives notice of its intent to "household" at least sixty (60) days before it begins "householding" and (iii) none of the shareholders in the household have notified the Fund(s) or their agent of the desire to "opt out" of "householding." Shareholders who have granted written consent, or have been deemed to have granted implied consent, can revoke that consent and opt out of "householding" at any time: shareholders who purchased shares through an intermediary should contact their representative; other shareholders may call the Fund at 1-800-341-7400.

Federated Investors
World-Class Investment Manager

Virginia Municipal Cash Trust
Federated Investors Funds
5800 Corporate Drive
Pittsburgh, PA 15237-7000
www.federatedinvestors.com

Contact us at 1-800-341-7400 or
www.federatedinvestors.com/contact

Federated Securities Corp., Distributor

Cusip 60934N252
Cusip 60934N245

Federated is a registered mark of Federated Investors, Inc. 2004 ©Federated Investors, Inc.

G00133-01 (6/04)

Item 2.     Code of Ethics

            Not Applicable

Item 3.     Audit Committee Financial Expert

            Not Applicable

Item 4.     Principal Accountant Fees and Services

            Not Applicable

Item 5.     Audit Committee of Listed Registrants

            Not Applicable

Item 6.     Schedule of Investments

            Not Applicable

Item 7.     Disclosure of Proxy Voting Policies and Procedures for
            Closed-End Management Investment Companies

            Not Applicable

Item 8.     Purchases of Equity Securities by Closed-End Management
            Investment Company and Affiliated Purchasers

            Not Applicable

Item 9.     Submission of Matters to a Vote of Security Holders

            Not Applicable

Item 10.    Controls and Procedures

(a) The registrant's President and Treasurer have concluded that the registrant's disclosure controls and procedures (as defined in rule
30a-3(c) under the Act) are effective in design and operation and are sufficient to form the basis of the certifications required by Rule
30a-(2) under the Act, based on their evaluation of these disclosure controls and procedures within 90 days of the filing date of this report on Form N-CSR.

(b) There were no changes in the registrant's internal control over financial reporting (as defined in rule 30a-3(d) under the Act) during the last fiscal half year (the registrant's second half year in the case of an annual report) that have materially affected, or are reasonably likely to materially affect, the registrant's internal control over financial reporting.

Item 11.    Exhibits

SIGNATURES

Pursuant to the  requirements  of the  Securities  Exchange  Act of 1934 and the
Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Registrant  Money Market Obligations Trust

By          /S/ Richard J. Thomas, Principal Financial Officer

Date        June 21, 2004

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By          /S/ J. Christopher Donahue, Principal Executive Officer
Date        June 22, 2004

By          /S/ Richard J. Thomas, Principal Financial Officer
Date        June 21, 2004